UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-07717
Transamerica Asset Allocation Variable Funds

(Exact name of registrant as specified in charter)

4 Manhattanville Road, Purchase, NY	10577

(Address of principal executive offices)	(Zip code)
Joseph P. Carusone
4 Manhattanville Road, Purchase NY 10577
(Name and address of agent for service)
Registrant’s telephone number, including area code: (914) 697-8586
Date of fiscal year end: December 31, 2008
Date of reporting period: March 31, 2008
Item 1. Schedule of Investments.
The registrant’s schedule of investments as set forth by Rule 12-12 of Regulation S-X follows.

Transamerica Asset Allocation Variable Funds

Quarterly Portfolios
March 31, 2008

Transamerica Asset Allocation — Short Horizon Subaccount
Transamerica Asset Allocation — Intermediate Horizon Subaccount
Transamerica Asset Allocation — Intermediate/Long Horizon Subaccount

The above accounts are “fund of funds” fully invested in various accounts of the Transamerica Partners Variable Funds.

Each Transamerica Partners Variable Fund is registered as a unit investment trust under the Investment Company Act of 1940, and is invested in a corresponding series of the Transamerica Partners Portfolios which are located in this report.

Prior to May 1, 2008, the Transamerica Asset Allocation Variable Funds were known as the Diversified Investors Strategic Variable Funds.

SHORT HORIZON ASSET ALLOCATION SUBACCOUNT
PORTFOLIO OF INVESTMENTS

March 31, 2008
(Unaudited)

Shares		Value

	Investments
152,754	Transamerica Partners Variable Funds — Core Bond	$5,177,963
121,981	Transamerica Partners Variable Funds — High Quality Bond	1,919,293
60,641	Transamerica Partners Variable Funds — High Yield Bond	1,104,993
74,506	Transamerica Partners Variable Funds — Inflation-Protected Securities	1,739,216
8,354	Transamerica Partners Variable Funds — International Equity	218,436
6,410	Transamerica Partners Variable Funds — Large Growth	317,791
5,852	Transamerica Partners Variable Funds — Large Value	323,305
9,598	Transamerica Partners Variable Funds — Money Market	201,088
6,715	Transamerica Partners Variable Funds — Small Core	219,614

	Total Investments — 100.0% (Cost $10,414,791)	11,221,699
	Liabilities less other assets — (0.0%)	(1,888)

	Net Assets — 100.0%	$11,219,811

The aggregate cost of investments for federal income tax purposes at March 31, 2008 is $10,414,791.

The following amount is based on cost for federal income tax purposes:

Net unrealized appreciation	$806,908

See notes to portfolios of investments.

INTERMEDIATE HORIZON ASSET ALLOCATION SUBACCOUNT
PORTFOLIO OF INVESTMENTS

March 31, 2008
(Unaudited)

Shares		Value

	Investments
217,812	Transamerica Partners Variable Funds — Core Bond	$7,383,265
152,951	Transamerica Partners Variable Funds — High Quality Bond	2,406,579
99,384	Transamerica Partners Variable Funds — High Yield Bond	1,810,965
127,280	Transamerica Partners Variable Funds — Inflation-Protected Securities	2,971,141
136,733	Transamerica Partners Variable Funds — International Equity	3,575,201
83,069	Transamerica Partners Variable Funds — Large Growth	4,118,077
75,902	Transamerica Partners Variable Funds — Large Value	4,193,548
33,694	Transamerica Partners Variable Funds — Money Market	705,907
87,195	Transamerica Partners Variable Funds — Small Core	2,851,906

	Total Investments — 100.0% (Cost $26,671,410)	30,016,589
	Liabilities less other assets — (0.0%)	(5,081)

	Net Assets — 100.0%	$30,011,508

The aggregate cost of investments for federal income tax purposes at March 31, 2008 is $26,671,410.

The following amount is based on cost for federal income tax purposes:

Net unrealized appreciation	$3,345,179

See notes to portfolios of investments.

INTERMEDIATE/LONG HORIZON ASSET ALLOCATION SUBACCOUNT
PORTFOLIO OF INVESTMENTS

March 31, 2008
(Unaudited)

Shares		Value

	Investments
217,174	Transamerica Partners Variable Funds — Core Bond	$7,361,631
60,703	Transamerica Partners Variable Funds — High Quality Bond	955,117
108,338	Transamerica Partners Variable Funds — High Yield Bond	1,974,141
145,124	Transamerica Partners Variable Funds — Inflation-Protected Securities	3,387,673
335,511	Transamerica Partners Variable Funds — International Equity	8,772,696
185,913	Transamerica Partners Variable Funds — Large Growth	9,216,493
169,809	Transamerica Partners Variable Funds — Large Value	9,381,854
39,415	Transamerica Partners Variable Funds — Money Market	825,758
195,090	Transamerica Partners Variable Funds — Small Core	6,380,813

	Total Investments — 100.0% (Cost $42,847,044)	48,256,176
	Liabilities less other assets — (0.0%)	(8,136)

	Net Assets — 100.0%	$48,248,040

The aggregate cost of investments for federal income tax purposes at March 31, 2008 is $42,847,044.

The following amount is based on cost for federal income tax purposes:

Net unrealized appreciation	$5,409,132

See notes to portfolios of investments.

TRANSAMERICA ASSET ALLOCATION VARIABLE FUNDS
NOTES TO PORTFOLIOS OF INVESTMENTS
(Unaudited)

1.	Organization

The Transamerica Asset Allocation Variable Funds (formerly, Diversified Investors Strategic Variable Funds) (the “Separate Account”), a separate account of Transamerica Financial Life Insurance Company (“TFLIC”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a management investment company. The Separate Account is composed of three different subaccounts that are, in effect, separate investment funds: Transamerica Asset Allocation—Short Horizon Subaccount (“Short Horizon”), Transamerica Asset Allocation—Intermediate Horizon Subaccount (“Intermediate Horizon”), and Transamerica Asset Allocation-Intermediate/Long Horizon Subaccount (“Intermediate/Long Horizon”) (individually, a “Subaccount” and collectively, the “Subaccounts”). The Separate Account established and designated each of the Subaccounts as separate subaccounts on April 15, 1996 and commenced operations on January 2, 1997. Each Subaccount seeks to achieve its investment objective by investing all of its investable assets among certain Transamerica Partners Variable Funds (formerly, Diversified Investors Variable Funds) (“TPVF”). TPVF is a separate investment account offering thirteen subaccounts, each with a different investment objective. Certain TPVF Subaccounts seek to achieve their investment objective by investing all of their investable assets in the Transamerica Partners Portfolios (formerly, Diversified Investors Portfolios). TPVF operates as a unit investment trust under the 1940 Act.

2.	Investment Valuation

The value of each Subaccount’s investment in a corresponding subaccount of TPVF is valued at the unit value per share determined as of the close of business of the New York Stock Exchange (typically, 4:00 P.M. Eastern time) on the valuation date.

3.	Recent Accounting Pronouncement

In September 2006, FASB issued its new Standard No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principals and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007.

Various inputs are used in determining the value of each Subaccount’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risks associated with investing in those securities.

	Level 1	Level 2	Level 3
	Quoted	Other significant	Significant
Series	Prices	observable inputs	unobservable inputs

Short Horizon	$11,221,699	$—	$—
Intermediate Horizon	30,016,589	—	—
Intermediate/Long Horizon	48,256,176	—	—

MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS

March 31, 2008
(Unaudited)

Principal		Value

	Commercial Paper — 10.6%
$51,310,000	Bank of America Corp., 4.87%, 04/15/08	$51,212,924
31,930,000	ING Funding LLC, 2.96%, 05/08/08	31,832,862
44,740,000	JPMorgan Chase & Company, 4.95%, 04/01/08	44,740,000

	Total Commercial Paper (Cost $127,785,786)	127,785,786

	Domestic Certificates of Deposit — 1.8%
21,880,000	Citibank NA, 4.68%, 04/24/08
	(Cost $21,880,000)	21,880,000

	Yankee Certificates of Deposit — 26.8%
32,090,000	BNP Paribas — New York Branch, 4.68%, 04/28/08	32,090,000
47,630,000	Bank of Scotland — New York Branch, 4.53%, 05/05/08	47,630,000
46,160,000	Calyon — New York Branch, 2.98%, 06/12/08	46,160,000
10,440,000	Canadian Imperial Bank, 2.61%, 05/22/08	10,440,000
37,730,000	Credit Suisse First Boston — New York Branch, 2.91%, 04/14/08	37,730,000
39,290,000	Fortis Bank — New York Branch, 3.00%, 06/04/08	39,290,000
17,170,000	Rabobank Nederland, 4.59%, 04/09/08	17,170,000
15,000,000	Rabobank Nederland, 2.93%, 05/09/08	15,000,000
17,170,000	Rabobank Nederland, 4.50%, 05/09/08	17,170,000
31,480,000	Royal Bank of Scotland, 3.80%, 05/19/08	31,480,000
10,000,000	Toronto Dominion Bank, 3.06%, 05/13/08	10,000,000
18,280,000	Toronto Dominion Bank, 4.70%, 05/13/08	18,280,000

	Total Yankee Certificates of Deposit (Cost $322,440,000)	322,440,000

	US Government Agency Securities — 30.7%
	Fannie Mae — 6.5%
25,040,000	2.05%, 07/09/08	24,898,837
11,980,000	2.10%, 08/06/08	11,891,248
41,310,000	2.07%, 09/10/08	40,925,198

		77,715,283

	Federal Home Loan Bank — 9.5%
14,400,000	1.50%, 04/01/08	14,400,000
36,037,000	2.76%, 04/25/08	35,970,692
38,910,000	2.72%, 05/21/08	38,763,007
25,680,000	2.03%, 04/23/09	25,680,000

		114,813,699

	Freddie Mac — 14.7%
67,070,000	2.13%, 05/09/08	66,919,204
46,630,000	3.86%, 06/13/08	46,265,017
25,040,000	2.10%, 06/23/08	24,919,053
38,000,000	2.06%, 03/24/09	38,000,000

		176,103,274

	Total US Government Agency Securities (Cost $368,632,256)	368,632,256

	Corporate Notes — 8.5%
44,000,000	Bank of Montreal — Chicago Branch, Variable Rate, 3.02%, 06/06/08 (1)	44,000,000
24,250,000	Merrill Lynch & Company, Inc., Variable Rate, 3.06%, 08/22/08 (1)	24,250,000
33,850,000	Morgan Stanley, Series EXLS, Variable Rate, 3.27%, 06/02/08 (1)	33,850,000

	Total Corporate Notes (Cost $102,100,000)	102,100,000

	Total Securities (Cost $942,838,042)	942,838,042

	Repurchase Agreements — 21.3%
26,370,000	With Barclays Bank PLC, dated 03/31/08, 2.29%, due 04/01/08, repurchase proceeds at maturity $26,371,677 (Collateralized by Federal Home Loan Bank, 4.33%, due 07/10/09, with a value of $26,897,515)	26,370,000
25,400,000	With Deutsche Bank, dated 03/31/08, 2.25%, due 04/01/08, repurchase proceeds at maturity $25,401,588 (Collateralized by Fannie Mae Adjustable Rate Mortgage, 5.64%, due 12/01/47, with a value of $9,227,642, and various Freddie Mac Golds, 5.00%-6.50%, due 02/01/33- 10/01/37, with a total value of $16,680,358)	25,400,000

See notes to portfolios of investments.

MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008
(Unaudited)

Principal		Value

	Repurchase Agreements (continued)

$200,000,000	With Goldman Sachs Group, Inc., dated 03/31/08, 2.25%, due 04/01/08, repurchase proceeds at maturity $200,012,500 (Collateralized by various Federal Home Loan Banks, zero coupon-4.25%, due 09/26/08-11/20/09, with a total value of $204,003,871)	$200,000,000
158,300	With State Street Bank & Trust, dated 03/31/08, 1.88%, due 04/01/08, repurchase proceeds at maturity $158,309 (Collateralized by Fannie Mae Adjustable Rate Mortgage, 4.27%, due 06/01/34, with a value of $163,380)	158,300
3,400,000	With Warburg Dillon Reed, dated 03/31/08, 1.35%, due 04/01/08, repurchase proceeds at maturity $3,400,128 (Collateralized by US Treasury Note, 3.38%, due 09/15/09, with a value of $3,472,366)	3,400,000

	Total Repurchase Agreements (Cost $255,328,300)	255,328,300

	Total Investments — 99.7% (Cost $1,198,166,342)	1,198,166,342
	Other assets less liabilities — 0.3%	3,211,523

	Net Assets — 100.0%	$1,201,377,865

The aggregate cost of securities for federal income tax purposes at March 31, 2008 is $1,198,166,342.

See summary of footnotes and abbreviations to portfolios.

See notes to portfolios of investments.

HIGH QUALITY BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS

March 31, 2008
(Unaudited)

Principal		Value

	US Treasury Securities — 7.0%
	US Treasury Inflation Index — 2.2%
$6,272,000	4.25%, 01/15/10	$6,807,083
4,850,400	3.50%, 01/15/11	5,365,377

		12,172,460

	US Treasury Notes — 4.8%
14,000,000	3.25%, 12/31/09 (8)	14,390,474
12,000,000	4.63%, 07/31/12 (8)	13,121,256

		27,511,730

	Total US Treasury Securities (Cost $38,887,704)	39,684,190

	US Government Agency Securities — 23.2%
	Asset Backed: Mortgage and Home Equity — 15.1%
4,510,795	Fannie Mae, Series 2003-32, Class PE, 4.00%, 03/25/26	4,500,579
768,781	Fannie Mae, Series 2003-34, Class GT, 4.00%, 01/25/27	768,374
2,517,281	Fannie Mae, Series 2003-62, Class OD, 3.50%, 04/25/26	2,509,105
652,020	Fannie Mae, Series 2003-63, Class GU, 4.00%, 07/25/33	653,321
460,509	Fannie Mae, Series 2003-67, Class GL, 3.00%, 01/25/25	458,710
1,729,544	Fannie Mae, Series 2003-92, Class KQ, 3.50%, 06/25/23	1,726,808
2,497,373	Fannie Mae, Series 2004-70, Class DN, 4.00%, 12/25/29	2,466,400
3,779,583	Fannie Mae, Series 2004-80, Class LG, 4.00%, 10/25/16	3,805,143
3,957,253	Federal Home Loan Bank, Series 1Y-9009, Class A, 4.06%, 08/25/09	3,957,649
2,052,011	Federal Home Loan Bank, Series 3Q-9009, Class 1, 3.92%, 09/25/09	2,054,443
6,160,054	Freddie Mac, Series 2416, Class PE, 6.00%, 10/15/21	6,408,318
640,954	Freddie Mac, Series 2454, Class BG, 6.50%, 08/15/31	648,503
3,934,197	Freddie Mac, Series 2627, Class KP, 2.87%, 12/15/16	3,862,408
4,551,534	Freddie Mac, Series 2630, Class HC, 4.00%, 01/15/17	4,582,528
5,800,000	Freddie Mac, Series 2631, Class CD, 4.00%, 10/15/26	5,793,121
4,722,065	Freddie Mac, Series 2637, Class A, 3.38%, 03/15/18	4,643,117
3,541,551	Freddie Mac, Series 2672, Class HA, 4.00%, 09/15/16	3,567,315
806,673	Freddie Mac, Series 2760, Class EA, 4.50%, 04/15/13	808,899
1,575,985	Freddie Mac, Series 2782, Class HE, 4.00%, 09/15/17	1,584,441
2,892,995	Freddie Mac, Series 3056, Class AP, 5.50%, 01/15/27	2,945,068
7,628,942	Government National Mortgage Association, Series 2005-29, Class A, 4.02%, 07/16/27	7,672,941
5,500,538	Government National Mortgage Association, Series 2006-67, Class A, 3.95%, 11/16/30	5,525,834
6,366,628	Government National Mortgage Association, Series 2007-15, Class A, 4.51%, 10/16/28	6,447,802
2,933,103	Government National Mortgage Association, Series 2007-34, Class A, 4.27%, 11/16/26	2,958,177
4,870,757	Government National Mortgage Association, Series 2007-4, Class A, 4.21%, 06/16/29	4,913,727

		85,262,731

	Fannie Mae — 4.0%
3,800,000	5.00%, 09/15/08	3,850,982
6,000,000	3.25%, 04/09/13	5,999,545
429,381	PL# 254062, 6.00%, 10/01/11	442,668
1,318,841	PL# 254754, 4.50%, 05/01/10	1,341,806
1,736,216	PL# 254758, 4.50%, 06/01/13	1,764,541
1,626,560	PL# 254807, 5.00%, 07/01/13	1,667,846
3,254,119	PL# 254914, 4.50%, 09/01/13	3,307,717
443,936	PL# 323743, 5.00%, 04/01/14	450,263
241,319	PL# 429168, 6.00%, 05/01/13	249,279
37,793	PL# 50903, 6.00%, 09/01/08	38,095
72,345	PL# 50973, 6.00%, 01/01/09	72,923
276,353	PL# 517699, 6.00%, 07/01/14	285,529
772,358	PL# 545038, 6.00%, 09/01/14	799,599
2,161,455	PL# 555154, 5.50%, 12/01/22	2,203,480
15,465	PL# 609771, 6.00%, 09/01/08	15,550

		22,489,823

See notes to portfolios of investments.

HIGH QUALITY BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008
(Unaudited)

Principal		Value

	US Government Agency Securities (continued)

	Federal Home Loan Bank — 2.3%
$2,500,000	3.75%, 08/18/09	$2,552,293
6,000,000	Series 363, 4.50%, 11/15/12	6,336,948
4,149,347	Series 6T-9009, 3.84%, 11/25/09	4,210,776

		13,100,017

	Freddie Mac Gold — 1.5%
89,713	PL# E00532, 6.50%, 02/01/13	94,004
159,525	PL# E00542, 6.50%, 04/01/13	167,208
428,912	PL# E00676, 5.50%, 06/01/14	439,908
752,705	PL# E89557, 5.50%, 04/01/17	772,115
2,338,906	PL# G40426, 5.50%, 03/01/11	2,382,867
4,299,133	PL# M80812, 4.50%, 04/01/10	4,333,571

		8,189,673

	Government National Mortgage Association — 0.3%
1,461,096	PL# 436708, 5.75%, 12/15/22	1,514,283

	Total US Government Agency Securities (Cost $128,397,716)	130,556,527

	Corporate Bonds and Notes — 63.1%
	Banks and Financial Services — 13.8%
5,000,000	American Express Bank FSB, Series BKNT, Floating Rate, 2.66%, 06/22/09 (3)	4,881,305
4,330,000	Bank of America Corp., 7.13%, 03/01/09	4,449,867
1,375,000	Bank of America Corp., 7.80%, 02/15/10	1,470,510
5,600,000	Bank One Corp., 2.63%, 06/30/08	5,587,870
3,475,000	Citigroup, Inc., 5.10%, 09/29/11	3,473,527
6,155,000	Credit Suisse First Boston USA, Inc., 4.70%, 06/01/09	6,207,404
7,200,000	General Electric Capital Corp., Series MTNA, 4.13%, 09/01/09	7,295,731
2,000,000	HBOS Treasury Services PLC — 144A (United Kingdom), 3.75%, 09/30/08	2,008,348
2,250,000	Lehman Brothers Holdings, Inc., Series MTNG, 3.95%, 11/10/09	2,143,847
4,000,000	Lehman Brothers Holdings, Inc., Series MTNI, Floating Rate, 4.61%, 01/12/12 (2)	3,418,628
6,000,000	Merrill Lynch & Company, Inc., Series MTNC, 4.13%, 01/15/09	5,927,070
6,125,000	Morgan Stanley, Series MTN, 5.63%, 01/09/12	6,175,978
3,025,000	National City Bank, Series BKNT, 4.25%, 01/29/10	2,899,826
5,675,000	SLM Corp., Series MTNA, 4.50%, 07/26/10	4,658,891
2,800,000	The Goldman Sachs Group, Inc., 6.88%, 01/15/11	2,990,870
4,000,000	The Goldman Sachs Group, Inc., Series MTNB, Floating Rate, 5.05%, 10/07/11 (2)	3,861,644
3,125,000	Wachovia Corp., 5.63%, 12/15/08	3,151,425
3,000,000	Wells Fargo & Company, 4.20%, 01/15/10	3,051,378
4,500,000	Wells Fargo & Company, Floating Rate, 2.66%, 03/23/10 (2)	4,428,873

		78,082,992

	Consumer Goods and Services — 0.9%
5,220,000	The Procter & Gamble Company — 144A, Floating Rate, 4.66%, 07/06/09 (2)	5,226,849

	Diversified Operations and Services — 0.4%
3,825,000	Capmark Financial Group — 144A, 5.88%, 05/10/12	2,425,410

	Equipment Rental and Leasing — 1.0%
5,420,000	International Lease Finance Corp., Series MTNQ, 5.75%, 06/15/11	5,457,496

	Insurance — 2.1%
6,000,000	Met Life Global Funding I — 144A, Series MTN, 5.75%, 07/25/11	6,391,326
2,500,000	New York Life Global Funding — 144A, 3.88%, 01/15/09	2,519,440
2,785,000	Prudential Financial, Inc., Series MTN, 3.75%, 05/01/08	2,784,774

		11,695,540

	Machinery — 0.4%
2,000,000	Caterpillar, Inc., 7.25%, 09/15/09	2,114,342

	Pharmaceuticals/Research and Development — 0.4%
2,525,000	Abbott Laboratories, 3.50%, 02/17/09	2,533,502

	Private Asset Backed: Automobiles/Motor Vehicles, Automotive Equipment and Repairs — 10.9%
3,907,885	Bay View Auto Trust, Series 2005-LJ1, Class A4, 4.09%, 05/25/12	3,847,998
2,500,000	BMW Vehicle Owner Trust, Series 2006-A, Class A4, 5.07%, 08/25/11	2,552,613

See notes to portfolios of investments.

HIGH QUALITY BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008
(Unaudited)

Principal		Value

	Corporate Bonds and Notes (continued)
	Private Asset Backed: Automobiles/Motor Vehicles, Automotive Equipment and Repairs (continued)

$189,150	Capital Auto Receivables Asset Trust, Series 2005-1, Class A4, 4.05%, 07/15/09	$189,291
357,961	Capital One Auto Finance Trust, Series 2005-C, Class A3, 4.61%, 07/15/10	356,408
2,209,296	Capital One Prime Auto Receivables Trust, Series 2004-3, Class A4, 3.69%, 06/15/10	2,213,389
3,000,000	Capital One Prime Auto Receivables Trust, Series 2007-1, Class B1, 5.76%, 12/15/13	2,994,547
2,133,536	Carmax Auto Owner Trust, Series 2004-2, Class A4, 3.46%, 09/15/11	2,133,576
3,100,000	Carmax Auto Owner Trust, Series 2005-2, Class A4, 4.34%, 09/15/10	3,122,264
1,120,591	Chase Manhattan Auto Owner Trust, Series 2005-A, Class CTFS, 4.04%, 04/15/11	1,124,112
1,951,268	Chase Manhattan Auto Owner Trust, Series 2006-A, Class CTFS, 5.47%, 01/15/13	1,960,046
3,200,000	Chase Manhattan Auto Owner Trust, Series 2006-B, Class A4, 5.11%, 04/15/14	3,253,063
2,000,000	Daimler Chrysler Auto Trust, Series 2007-A, Class A3A, 5.00%, 02/08/12	2,048,518
2,250,000	Ford Credit Auto Owner Trust, Series 2005-B, Class B, 4.64%, 04/15/10	2,247,750
1,000,000	Ford Credit Auto Owner Trust, Series 2005-B, Class C, 4.83%, 08/15/10	998,712
447,196	Ford Credit Auto Owner Trust, Series 2005-C, Class A3, 4.30%, 08/15/09	448,240
3,800,000	Ford Credit Auto Owner Trust, Series 2005-C, Class B, 4.52%, 09/15/10	3,833,424
1,000,000	Ford Credit Auto Owner Trust, Series 2007-A, Class B, 5.60%, 10/15/12	988,645
1,192,291	Harley-Davidson Motorcycle Trust, Series 2004-1, Class A2, 2.53%, 11/15/11	1,187,497
5,000,000	Hertz Vehicle Financing LLC — 144A, Series 2005-2A, Class A2, 4.93%, 02/25/10	4,941,664
2,000,000	Hertz Vehicle Financing LLC — 144A, Series 2005-2A, Class A4, 5.01%, 02/25/11	1,939,771
3,000,000	Hyundai Auto Receivables Trust, Series 2006-B, Class B, 5.19%, 05/15/13	3,025,362
146,410	Long Beach Auto Receivables Trust, Series 2005-B, Class A3, 4.41%, 05/15/10	146,394
2,363,299	Onyx Acceptance Owner Trust, Series 2005-A, Class A4, 3.91%, 09/15/11	2,335,515
1,963,362	Susquehanna Auto Lease Trust — 144A, Series 2007-1, Class A2, 5.32%, 04/14/09	1,976,590
1,250,000	Susquehanna Auto Lease Trust — 144A, Series 2007-1, Class B, 5.31%, 07/14/10	1,246,208
5,400,000	USAA Auto Owner Trust, Series 2007-2, Class A4, 5.07%, 06/15/13	5,511,942
4,550,000	World Omni Auto Receivables Trust, Series 2006-B, Class A4, 5.12%, 06/15/12	4,657,976

		61,281,515

	Private Asset Backed: Banks and Financial Services — 4.4%
3,000,000	Caterpillar Financial Asset Trust, Series 2006-A, Class B, 5.71%, 06/25/12	2,998,015
4,675,000	Caterpillar Financial Asset Trust, Series 2007-A, Class A3A, 5.34%, 06/25/12	4,766,736
2,049,675	Community Program Loan Trust, Series 1987-A, Class A4, 4.50%, 10/01/18	2,041,031
4,624,921	Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A1, 4.79%, 04/10/37	4,605,993
4,160,278	Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A1, 5.74%, 07/10/38	4,181,698
3,536,176	Morgan Stanley Capital I, Series 2005-HQ5, Class A1, 4.52%, 01/14/42	3,516,714
1,795,952	Morgan Stanley Capital I, Series 2005-HQ6, Class A1, 4.65%, 08/13/42	1,782,830
786,119	Public Service New Hampshire Funding LLC, Series 2001-1, Class A2, 5.73%, 11/01/10	792,156

		24,685,173

	Private Asset Backed: Credit Cards — 3.6%
3,000,000	Cabela’s Master Credit Card Trust — 144A, Series 2006-3A, Class A1, 5.26%, 10/15/14	3,119,405

See notes to portfolios of investments.

HIGH QUALITY BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008
(Unaudited)

Principal		Value

	Corporate Bonds and Notes (continued)
	Private Asset Backed: Credit Cards (continued)

$3,000,000	Capital One Multi-Asset Execution Trust, Series 2006-A6, Class A6, 5.30%, 02/18/14	$3,097,653
4,000,000	Citibank Credit Card Issuance Trust, Series 2006-A4, Class A4, 5.45%, 05/10/13	4,177,633
1,925,000	Citibank Credit Card Issuance Trust, Series 2006-B2, Class B2, 5.15%, 03/07/11	1,932,736
4,940,000	GE Capital Credit Card Master Note Trust, Series 2006-1, Class A, 5.08%, 09/15/12	5,060,011
3,000,000	GE Capital Credit Card Master Note Trust, Series 2007-3, Class B, 5.49%, 06/15/13	3,025,758

		20,413,196

	Private Asset Backed: Mortgage and Home Equity — 10.9%
804,454	American General Mortgage Loan Trust — 144A, Series 2006-1, Class A1, 5.75%, 12/25/35	804,046
1,025,193	Banc of America Commercial Mortgage, Inc., Series 2003-2, Class A1, 3.41%, 03/11/41	1,020,423
451,233	Bear Stearns Commercial Mortgage Securities, Inc., Series 2001-TOP4, Class A1, 5.06%, 11/15/16	450,467
1,094,715	Bear Stearns Commercial Mortgage Securities, Inc., Series 2002-PBW1, Class A1, 3.97%, 11/11/35	1,075,157
48,060	Bear Stearns Commercial Mortgage Securities, Inc., Series 2004-PWR5, Class A1, 3.76%, 07/11/42	47,961
1,122,542	Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-PWR9, Class A1, 4.50%, 09/11/42	1,113,345
2,505,231	Bear Stearns Commercial Mortgage Securities, Inc., Series 2006-T22, Class A1, 5.42%, 04/12/38	2,505,247
7,000,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-PW15, Class A2, 5.21%, 02/11/44	6,807,574
3,063,623	Chase Funding Mortgage Loan Asset-Backed, Series 2003-4, Class 1A6, 4.43%, 10/25/14	2,971,800
2,975,039	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A1, 5.05%, 07/15/44	2,969,451
372,257	Commercial Mortgage Pass-Through Certificates, Series 2004-LB2A, Class A1, 2.96%, 03/10/39	369,281
337,292	GE Capital Commercial Mortgage Corp., Series 2001-3, Class A1, 5.56%, 06/10/38	339,394
4,287,047	GE Capital Commercial Mortgage Corp., Series 2002-1A, Class A2, 5.99%, 12/10/35	4,330,048
793,322	GE Capital Commercial Mortgage Corp., Series 2005-C1, Class A1, 4.01%, 06/10/48	786,452
958,811	GMAC Mortgage Corp. Loan Trust, Series 2004-GH1, Class A2, 4.39%, 12/25/25	943,767
517,994	Interstar Millennium Trust, Series 2003-3G, Class A2, (Australia), Floating Rate, 2.91%, 09/27/35 (2)	484,177
875,130	Interstar Millennium Trust, Series 2004-2G, Class A, (Australia), Floating Rate, 3.05%, 03/14/36 (2)	838,997
499,227	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2002-C2, Class A1, 4.33%, 12/12/34	489,275
878,819	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A1, 4.61%, 10/15/42	874,904
5,069,733	JPMorgan Mortgage Trust, Series 2006-S2, Class 1A17, 6.00%, 07/25/36	5,003,640
146,490	LB-UBS Commercial Mortgage Trust, Series 2003-C1, Class A2, 3.32%, 03/15/27	145,218
1,871,479	LB-UBS Commercial Mortgage Trust, Series 2003-C5, Class A2, 3.48%, 07/15/27	1,862,195
3,350,000	LB-UBS Commercial Mortgage Trust, Series 2003-C7, Class A3, 4.56%, 09/15/27	3,280,105
529,705	LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class A1, 3.94%, 12/15/29	526,904
2,784,413	Popular ABS Mortgage Pass-Through Trust, Series 2005-3, Class AF3, 4.44%, 07/25/35	2,736,917

See notes to portfolios of investments.

HIGH QUALITY BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008
(Unaudited)

Principal		Value

	Corporate Bonds and Notes (continued)
	Private Asset Backed: Mortgage and Home Equity (continued)

$4,848,619	Structured Adjustable Rate Mortgage Loan, Series 2005-23, Class 1A3, 5.45%, 01/25/36	$4,365,529
3,033,974	Structured Adjustable Rate Mortgage Loan, Series 2006-1, Class 5A1, 5.25%, 02/25/36	2,863,907
6,774,204	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-8, Class 1A8, 5.50%, 10/25/35	6,674,125
682,857	Wells Fargo Mortgage Backed Securities Trust, Series 2003-11, Class 1A1, 3.50%, 10/25/18	679,216
4,119,475	Wells Fargo Mortgage Backed Securities Trust, Series 2005-9, Class 1A1, 4.75%, 10/25/35	4,071,632

		61,431,154

	Private Asset Backed: Other — 6.4%
4,310,345	ALG Student Loan Trust — 144A, Series 2006-1A, Class A1, Floating Rate, 3.25%, 10/28/18 (2)	4,281,755
843,481	Bear Stearns Asset Backed Securities, Inc., Series 2003-AC3, Class A1, 4.00%, 07/25/33	756,176
3,276,574	CIT Equipment Collateral, Series 2006-VT1, Class A3, 5.13%, 12/21/09	3,295,842
3,000,000	CNH Equipment Trust, Series 2006-B, Class B, 5.36%, 06/17/13	2,912,984
2,000,000	CNH Equipment Trust, Series 2007-A, Class B, 5.09%, 06/16/14	1,937,981
4,200,000	CNH Equipment Trust, Series 2007-B, Class A3A, 5.40%, 10/17/11	4,276,696
1,044,952	Crusade Global Trust, Series 2004-2, Class A1, (Australia), Floating Rate, 3.20%, 11/19/37 (2)	1,045,800
280,772	GE Equipment Midticket LLC, Series 2006-1, Class A2, 5.10%, 05/15/09	281,034
1,715,800	Goal Capital Funding Trust, Series 2006-1, Class A1, Floating Rate, 3.09%, 08/25/20 (2)	1,708,160
3,529,446	Great America Leasing Receivables — 144A, Series 2006-1, Class A3, 5.34%, 01/15/10	3,556,760
4,000,000	John Deere Owner Trust, Series 2007-A, Class A4, 5.07%, 04/15/14	4,050,317
3,501,000	Marlin Leasing Receivables LLC — 144A, Series 2006-1A, Class A4, 5.33%, 09/15/13	3,596,628
3,991,276	Massachusetts RRB Special Purpose Trust, Series 1999-1, Class A5, 7.03%, 03/15/12	4,176,467

		35,876,600

	Private Asset Backed: Transportation — 1.1%
1,898,043	E-Trade RV and Marine Trust, Series 2004-1, Class A3, 3.62%, 10/08/18	1,876,775
3,960,660	Railcar Leasing LLC — 144A, Series 1, Class A2, 7.13%, 01/15/13	4,097,157

		5,973,932

	Telecommunications Equipment and Services — 1.1%
5,925,000	BellSouth Corp., 6.00%, 10/15/11	6,203,765

	Utilities — 5.7%
6,725,000	Alabama Power Company, Series G, 5.38%, 10/01/08	6,775,350
5,125,000	Consolidated Edison Company of New York, Inc., 4.70%, 06/15/09	5,202,393
6,420,000	Exelon Generation Company LLC, 6.95%, 06/15/11	6,815,927
3,195,000	Northern States Power Company — Minnesota, 6.88%, 08/01/09	3,324,995
3,200,000	Northern States Power Company — Wisconsin, 7.64%, 10/01/08	3,262,765
6,664,000	Ohio Edison, 4.00%, 05/01/08	6,663,647

		32,045,077

	Total Corporate Bonds and Notes (Cost $358,505,067)	355,446,543

	Foreign Government Obligations — 0.7%
4,000,000	Province of Ontario (Canada), 5.50%, 10/01/08 (Cost $4,032,286)	4,067,180

See notes to portfolios of investments.

HIGH QUALITY BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008
(Unaudited)

Principal		Value

	Municipal Bonds — 1.1%
	Texas
$6,350,000	Brazos Texas Higher Education Authority, Revenue Bond, Series A-5, 4.91%, 12/01/40 (Cost $6,281,539)	$6,412,802

	Securities Lending Collateral — 3.5%
19,942,983	Securities Lending Collateral Investment (Note 3) (Cost $19,942,983)	19,942,983

	Short Term US Government Agency Securities — 0.5%
	Federal Home Loan Bank
3,000,000	2.75%, 04/02/08 (Cost $2,999,771)	2,999,771

	Total Securities (Cost $559,047,066)	559,109,996

	Repurchase Agreements — 6.0%
34,034,626	With State Street Bank and Trust, dated 03/31/08, 1.88%, due 04/01/08, repurchase proceeds at maturity $34,036,404 (Collateralized by various Fannie Mae Adjustable Rate Mortgages, 4.16%-4.34%, due 04/01/34-05/01/34, with a total value of $18,567,766 and various Freddie Mac Adjustable Rate Mortgages, 4.02%-5.42%, due 04/01/34-05/01/34, with a total value of $16,148,685) (Cost $34,034,626)	34,034,626

	Total Investments — 105.1% (Cost $593,081,692)	593,144,622
	Liabilities less other assets — (5.1)%	(28,920,431)

	Net Assets — 100.0%	$564,224,191

The aggregate cost of securities for federal income tax purposes at March 31, 2008 is $593,081,692.

The following amounts are based on cost for federal income tax purposes:

Gross unrealized appreciation	$6,411,252
Gross unrealized depreciation	(6,348,322)

Net unrealized appreciation	$62,930

See summary of footnotes and abbreviations to portfolios.

See notes to portfolios of investments.

INFLATION-PROTECTED SECURITIES PORTFOLIO
PORTFOLIO OF INVESTMENTS

March 31, 2008
(Unaudited)

Principal		Value

	US Treasury Securities — 96.5%
	US Treasury Inflation Index
$26,313,152	0.88%, 04/15/10	$26,936,037
12,950,568	3.50%, 01/15/11	14,325,556
43,217,016	2.38%, 04/15/11	46,444,809
9,353,967	3.38%, 01/15/12	10,532,717
37,940,659	2.00%, 04/15/12	40,860,346
13,146,336	3.00%, 07/15/12	14,738,278
22,223,401	1.88%, 07/15/13	23,976,982
24,779,812	2.00%, 01/15/14	26,847,390
37,037,360	2.00%, 07/15/14	40,234,759
14,899,040	1.63%, 01/15/15	15,808,119
22,948,173	1.88%, 07/15/15	24,778,657
13,419,225	2.00%, 01/15/16	14,554,625
2,602,125	2.50%, 07/15/16 (5)	2,932,066
4,766,899	2.38%, 01/15/17	5,321,799
5,290,017	2.63%, 07/15/17	6,029,794
24,227,970	1.63%, 01/15/18	25,448,842
24,027,260	2.38%, 01/15/25	26,150,308
25,371,054	2.00%, 01/15/26	26,163,925
19,407,713	2.38%, 01/15/27	21,190,816
26,736,396	1.75%, 01/15/28	26,512,906
8,298,846	3.63%, 04/15/28	10,763,869
22,607,542	3.88%, 04/15/29	30,567,883
885,798	3.38%, 04/15/32	1,163,440

	Total US Treasury Securities (Cost $468,859,341)	482,283,923

	Corporate Bonds and Notes — 2.2%
	Banks and Financial Services — 0.5%
315,000	International Bank for Reconstruction & Development, Series CPI, Floating Rate, 5.71%, 12/10/13 (3)	327,036
1,055,000	Lehman Brothers Holdings, Series MTN, 5.63%, 01/24/13	1,026,909
900,000	SLM Corp., Series CPI, Floating Rate, 6.20%, 01/31/14 (3)	586,125
649,000	The Bear Stearns Companies, Inc., Series CPI, Floating Rate, 5.88%, 03/10/14 (3)	542,726

		2,482,796

	Private Asset Backed: Credit Cards — 0.2%
1,100,000	Chase Issuance Trust, Series 2007-A17, Class A, 5.12%, 10/15/14	1,138,506

	Private Asset Backed: Mortgage and Home Equity — 1.5%
585,000	Banc of America Commercial Mortgage, Inc., Series 2005-3, Class A4, 4.67%, 07/10/43	566,092
685,000	Bank of America Commercial Mortgage, Inc., Series 2005-4, Class A5A, 4.93%, 07/10/45	671,549
359,566	Citigroup Mortgage Loan Trust, Inc., Series 2007-AMC3, Class A2A, Floating Rate, 2.71%, 03/25/37 (3)	336,607
2,100,486	Countrywide Alternative Loan Trust, Series 2006-OA21, Class A1, Floating Rate, 2.73%, 03/20/47 (3)	1,597,772
695,000	GMAC Commercial Mortgage Securities, Inc., Series 2004-C3, Class A4, 4.55%, 12/10/41	672,152
2,876,753	Residential Accredit Loans, Inc., Series 2007-QO2, Class A1, Floating Rate, 2.75%, 02/25/47 (3)	2,016,456
765,000	Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A4, Floating Rate, 5.44%, 12/15/44 (3)	765,729
750,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C25, Class A4, Floating Rate, 5.93%, 05/15/43 (3)	758,772

		7,385,129

	Total Corporate Bonds and Notes (Cost $11,250,090)	11,006,431

	Total Securities (Cost $480,109,431)	493,290,354

See notes to portfolios of investments.

INFLATION-PROTECTED SECURITIES PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008
(Unaudited)

Principal		Value

	Repurchase Agreements — 1.7%
$8,373,944	With State Street Bank and Trust, dated 03/31/08, 1.88%, due 04/01/08, repurchase proceeds at maturity $8,374,382 (Collateralized by various Fannie Mae Adjustable Rate Mortgages, 4.35%-4.42%, due 03/01/34-04/01/34, with a total value of $8,542,240) (Cost $8,373,944)	$8,373,944

	Total Investments — 100.4% (Cost $488,483,375)	501,664,298
	Liabilities less other assets — (0.4)%	(1,976,438)

	Net Assets — 100.0%	$499,687,860

The aggregate cost of securities for federal income tax purposes at March 31, 2008 is $488,483,375.

The following amounts are based on cost for federal income tax purposes:

Gross unrealized appreciation	$13,802,317
Gross unrealized depreciation	(621,394)

Net unrealized appreciation	$13,180,923

See summary of footnotes and abbreviations to portfolios.

See notes to portfolios of investments.

CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS

March 31, 2008
(Unaudited)

Principal		Value

	US Treasury Securities — 5.0%
	US Treasury Bonds — 1.6%
$18,150,000	6.63%, 02/15/27 (6)	$23,621,953
5,135,000	5.00%, 05/15/37	5,745,988
2,835,000	4.38%, 02/15/38	2,869,553

		32,237,494

	US Treasury Inflation Index — 0.4%
4,142,631	2.38%, 01/15/25	4,508,674
3,851,194	2.38%, 01/15/27	4,205,026

		8,713,700

	US Treasury Notes — 2.2%
12,000,000	1.75%, 03/31/10	12,032,820
33,945,000	2.50%, 03/31/13	34,005,999

		46,038,819

	US Treasury Strips — 0.8%
39,505,000	Zero coupon, 11/15/27	16,277,482

	Total US Treasury Securities (Cost $100,882,221)	103,267,495

	US Government Agency Securities — 57.9%
	Asset Backed: Mortgage and Home Equity — 1.6%
22,108,600	Fannie Mae IO Strips, Series 360, Class 2, 5.00%, 08/01/35	4,844,891
21,826,230	Fannie Mae IO Strips, Series 378, Class 4, 5.00%, 07/01/36	4,834,908
2,574,074	Fannie Mae, Series 1999-7, Class AB, 6.00%, 03/25/29	2,657,231
8,956,387	Fannie Mae, Series 2003-35, Class TE, 5.00%, 05/25/18	9,276,063
5,123,349	Fannie Mae, Series 2004-60, Class LB, 5.00%, 04/25/34	5,180,420
5,319,978	Freddie Mac, Series 2825, Class VP, 5.50%, 06/15/15	5,555,558

		32,349,071

	Asset Backed: US Government Agencies — 0.2%
1,422,137	Small Business Administration, Series 2002-P10B, Class 1, 5.20%, 08/01/12	1,448,229
1,729,936	Small Business Administration, Series 2004-P10A, Class 1, 4.50%, 02/10/14	1,693,475

		3,141,704

	Fannie Mae — 31.6%
14,850,000	4.63%, 06/01/10	15,542,381
4,100,000	5.25%, 08/01/12	4,303,618
10,200,000	4.63%, 05/01/13	10,368,881
254,512	PL# 252571, 7.00%, 07/01/29	271,083
3,801	PL# 252716, 7.00%, 09/01/29	4,049
1,026	PL# 253264, 7.00%, 05/01/30	1,092
813	PL# 253346, 7.50%, 06/01/30	878
11,804	PL# 253479, 7.00%, 10/01/30	12,571
24,907	PL# 253990, 7.00%, 09/01/16	26,150
20,915	PL# 254008, 7.00%, 10/01/31	22,256
302,779	PL# 254346, 6.50%, 06/01/32	315,684
254,602	PL# 254406, 6.50%, 08/01/32	265,453
12,200	PL# 255032, 5.50%, 12/01/18	12,524
161,780	PL# 255950, 6.00%, 09/01/15	170,096
447,370	PL# 256137, 6.00%, 02/01/16	470,779
489,279	PL# 256335, 6.00%, 07/01/16	504,848
2,745,206	PL# 256936, 6.00%, 10/01/37	2,788,074
660,398	PL# 323842, 5.50%, 07/01/14	677,721
38,511	PL# 323967, 7.00%, 10/01/29	41,018
2,052,555	PL# 357327, 5.00%, 01/01/18	2,083,492
4,216	PL# 492742, 7.00%, 05/01/29	4,491
1,656	PL# 503916, 7.50%, 06/01/29	1,791
1,841	PL# 508415, 7.00%, 08/01/29	1,960
8,748	PL# 515946, 7.00%, 10/01/29	9,318
335	PL# 524164, 7.00%, 11/01/29	357
110,274	PL# 524657, 7.00%, 01/01/30	117,438
20,243	PL# 526053, 7.00%, 12/01/29	21,561
340	PL# 527717, 7.50%, 01/01/30	368
3,462	PL# 528107, 7.00%, 02/01/30	3,688

See notes to portfolios of investments.

CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008
(Unaudited)

Principal		Value

	US Government Agency Securities (continued)
	Fannie Mae (continued)

$1,285	PL# 531092, 7.50%, 10/01/29	$1,389
8,097	PL# 531497, 7.00%, 02/01/30	8,623
6,353	PL# 531735, 7.00%, 02/01/30	6,766
929	PL# 533841, 7.50%, 12/01/30	1,003
19,972	PL# 535030, 7.00%, 12/01/29	21,273
27,004	PL# 535103, 7.00%, 01/01/15	28,383
7,490	PL# 535159, 7.00%, 02/01/30	7,978
34,814	PL# 535195, 7.00%, 03/01/30	37,081
9,988	PL# 535277, 7.00%, 04/01/30	10,638
321,027	PL# 535675, 7.00%, 01/01/16	337,207
813	PL# 535722, 7.00%, 02/01/31	865
5,299	PL# 535723, 7.00%, 02/01/31	5,643
1,226	PL# 535811, 6.50%, 04/01/31	1,279
78,986	PL# 535880, 7.00%, 02/01/31	84,127
475	PL# 540211, 7.50%, 06/01/30	513
1,960	PL# 542999, 7.50%, 08/01/30	2,116
96,439	PL# 545249, 5.50%, 10/01/16	99,004
504,541	PL# 545298, 5.50%, 11/01/16	517,959
5,467	PL# 545363, 5.50%, 11/01/16	5,612
1,932,933	PL# 545411, 5.50%, 01/01/17	1,984,340
24,933	PL# 545477, 7.00%, 03/01/32	26,504
205,474	PL# 545759, 6.50%, 07/01/32	214,232
824,386	PL# 545760, 6.50%, 07/01/32	859,521
151,242	PL# 545762, 6.50%, 07/01/32	157,688
31,530	PL# 549659, 7.00%, 02/01/16	33,104
14,520	PL# 549962, 7.00%, 10/01/30	15,464
44,568	PL# 549975, 7.00%, 10/01/30	47,463
5,165	PL# 550440, 7.00%, 02/01/16	5,423
48,269	PL# 554493, 7.00%, 10/01/30	51,404
225,654	PL# 555114, 5.50%, 12/01/17	231,651
26,166	PL# 555144, 7.00%, 10/01/32	27,854
356,279	PL# 555254, 6.50%, 01/01/33	371,835
205,189	PL# 555798, 6.50%, 05/01/33	214,148
1,584	PL# 558362, 7.50%, 11/01/30	1,710
442	PL# 558519, 7.50%, 11/01/30	477
1,355	PL# 559277, 7.00%, 10/01/30	1,443
30,153	PL# 559313, 7.00%, 12/01/30	32,112
1,258	PL# 559741, 7.50%, 01/01/31	1,357
24,046	PL# 560384, 7.00%, 11/01/30	25,608
1,419	PL# 560596, 7.50%, 01/01/31	1,532
2,749	PL# 561678, 7.50%, 12/01/30	2,969
1,467	PL# 564080, 7.50%, 12/01/30	1,584
10,796	PL# 564183, 7.00%, 12/01/30	11,497
1,402	PL# 564529, 7.50%, 12/01/30	1,513
6,185	PL# 566658, 7.00%, 02/01/31	6,581
65,149	PL# 572453, 5.50%, 04/01/16	66,882
6,313	PL# 575285, 7.50%, 03/01/31	6,810
4,445	PL# 579161, 6.50%, 04/01/31	4,639
374,015	PL# 580165, 5.50%, 09/01/16	383,962
11,657	PL# 580179, 7.00%, 10/01/16	12,239
41,998	PL# 580515, 5.50%, 04/01/16	43,115
9,483	PL# 584811, 7.00%, 05/01/31	10,091
97,381	PL# 585248, 7.00%, 06/01/31	103,707
172,906	PL# 589120, 5.50%, 11/01/16	177,504

See notes to portfolios of investments.

CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008
(Unaudited)

Principal		Value

	US Government Agency Securities (continued)
	Fannie Mae (continued)

$1,106	PL# 589405, 7.50%, 06/01/31	$1,193
5,735	PL# 589893, 7.00%, 06/01/31	6,103
4,614	PL# 592129, 7.50%, 06/01/31	4,977
6,726	PL# 596895, 6.50%, 07/01/31	7,020
10,409	PL# 598125, 7.00%, 09/01/16	10,929
8,077	PL# 602148, 5.50%, 09/01/16	8,292
60,817	PL# 604517, 5.50%, 11/01/16	62,435
6,771	PL# 606551, 6.50%, 10/01/31	7,067
2,995	PL# 606600, 7.00%, 10/01/31	3,187
40,967	PL# 607386, 5.50%, 11/01/16	42,056
57,700	PL# 607493, 5.50%, 11/01/16	59,235
22,116	PL# 610128, 7.00%, 10/01/31	23,533
188,283	PL# 610579, 5.50%, 12/01/16	193,290
8,243	PL# 611323, 7.00%, 10/01/16	8,655
27,283	PL# 612071, 5.50%, 11/01/16	28,009
158,883	PL# 614506, 5.50%, 11/01/16	163,109
1,561,976	PL# 619054, 5.50%, 02/01/17	1,603,486
5,696	PL# 622119, 6.50%, 01/01/32	5,945
210,250	PL# 624035, 6.50%, 01/01/32	221,152
9,048	PL# 629236, 6.50%, 02/01/32	9,434
571,559	PL# 631321, 5.50%, 02/01/17	586,748
39,945	PL# 631606, 5.50%, 03/01/17	41,007
51,050	PL# 632269, 7.00%, 05/01/32	54,322
7,010	PL# 634563, 6.50%, 03/01/32	7,309
58,829	PL# 634949, 7.00%, 05/01/32	62,535
225,152	PL# 635164, 6.50%, 08/01/32	234,748
2,417	PL# 644932, 6.50%, 07/01/32	2,520
5,448	PL# 647556, 7.00%, 01/01/30	5,803
443,490	PL# 648795, 6.50%, 08/01/32	462,392
152,806	PL# 650206, 5.50%, 01/01/18	156,867
69,745	PL# 650291, 6.50%, 07/01/32	72,717
227,685	PL# 651649, 6.50%, 08/01/32	237,389
917,570	PL# 652127, 6.50%, 06/01/32	956,677
3,392	PL# 663353, 6.50%, 09/01/32	3,537
32,550	PL# 664188, 5.50%, 09/01/17	33,415
49,800	PL# 664194, 5.50%, 09/01/17	51,124
381,163	PL# 670402, 6.50%, 06/01/32	397,408
177,881	PL# 675314, 5.50%, 12/01/17	182,608
270,682	PL# 676800, 5.50%, 01/01/18	277,875
394,197	PL# 679631, 5.50%, 02/01/18	404,473
7,146	PL# 681343, 5.50%, 02/01/18	7,332
333,386	PL# 683199, 5.50%, 02/01/18	342,077
2,865,499	PL# 684231, 5.00%, 01/01/18	2,908,690
4,840,627	PL# 687889, 5.50%, 03/01/33	4,903,115
752,657	PL# 688521, 5.00%, 03/01/18	763,442
5,523	PL# 694372, 6.50%, 11/01/32	5,759
256,686	PL# 694380, 5.00%, 03/01/18	260,364
67,660	PL# 695925, 5.50%, 05/01/18	69,424
8,057	PL# 701236, 5.50%, 05/01/18	8,268
4,004,204	PL# 703443, 5.00%, 05/01/18	4,061,581
7,438	PL# 708637, 5.50%, 06/01/18	7,632
1,974,552	PL# 720317, 5.00%, 07/01/18	2,002,846
12,320	PL# 725071, 5.50%, 12/01/18	12,641
7,761,382	PL# 725162, 6.00%, 02/01/34	7,992,339

See notes to portfolios of investments.

CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008
(Unaudited)

Principal		Value

	US Government Agency Securities (continued)
	Fannie Mae (continued)

$16,391,306	PL# 725206, 5.50%, 02/01/34	$16,602,901
10,537	PL# 725269, 5.50%, 03/01/19	10,817
198,914	PL# 725407, 6.50%, 01/01/34	207,599
280,640	PL# 725418, 6.50%, 05/01/34	292,893
4,262,850	PL# 725519, 5.50%, 05/01/19	4,376,137
4,538,465	PL# 725704, 6.00%, 08/01/34	4,673,517
11,236,908	PL# 725717, 4.00%, 08/01/19	11,005,606
10,468,580	PL# 725946, 5.50%, 11/01/34	10,596,033
10,090	PL# 732724, 5.50%, 08/01/18	10,353
15,113,128	PL# 735141, 5.50%, 01/01/35	15,297,127
3,803,447	PL# 735454, 5.50%, 11/01/18	3,904,524
24,259,470	PL# 735504, 6.00%, 04/01/35	25,007,484
1,029,933	PL# 735611, 5.50%, 03/01/20	1,057,304
97,291,832	PL# 735989, 5.50%, 02/01/35	98,606,082
150,925	PL# 738632, 5.00%, 11/01/18	153,088
14,404,677	PL# 739821, 5.00%, 09/01/33	14,299,258
8,679	PL# 741355, 5.50%, 10/01/18	8,906
4,808,740	PL# 743575, 5.00%, 11/01/18	4,877,645
10,601,266	PL# 745193, 5.50%, 06/01/20	10,882,997
39,402,261	PL# 745275, 5.00%, 02/01/36	39,062,082
21,832,333	PL# 745412, 5.50%, 12/01/35	22,098,136
4,677	PL# 748655, 6.50%, 09/01/33	4,869
2,588	PL# 749118, 5.50%, 11/01/18	2,656
13,765	PL# 749153, 5.50%, 11/01/18	14,124
7,881	PL# 753643, 5.50%, 11/01/18	8,086
17,483	PL# 755167, 5.50%, 11/01/18	17,939
131,761	PL# 757687, 5.50%, 07/01/34	133,365
10,811	PL# 759423, 5.50%, 01/01/19	11,078
7,901	PL# 761018, 5.50%, 12/01/18	8,107
30,355	PL# 761808, 5.50%, 05/01/18	31,161
394,153	PL# 766312, 5.50%, 03/01/19	403,904
197,699	PL# 768313, 5.50%, 01/01/19	202,853
186,256	PL# 781889, 5.50%, 03/01/17	191,209
5,321,812	PL# 806549, Variable Rate, 4.56%, 01/01/35 (1)	5,464,405
1,144,140	PL# 826273, 6.00%, 07/01/20	1,178,923
62,068	PL# 831500, 6.00%, 05/01/16	64,043
4,164,014	PL# 831511, 6.00%, 06/01/16	4,296,514
833,437	PL# 845420, 6.00%, 02/01/36	855,411
8,365,150	PL# 850867, Variable Rate, 5.64%, 01/01/36 (1)	8,456,188
44,515,455	PL# 888306, 5.00%, 12/01/36	44,131,132
22,268,696	PL# 888635, 5.50%, 09/01/36	22,556,162
847,461	PL# 891805, 6.00%, 06/01/36	869,254
756,001	PL# 892970, 6.50%, 09/01/36	783,799
624,298	PL# 911420, 6.00%, 05/01/37	640,196
7,999,540	PL# 928510, 6.50%, 06/01/37	8,293,126
8,805,577	PL# 941348, 6.50%, 08/01/37	9,128,744
4,514,518	PL# 944027, 6.50%, 08/01/37	4,680,202
6,500,000	TBA, 4.50%, 04/01/23	6,465,472
19,000,000	TBA, 5.00%, 04/01/23	19,181,089
59,100,000	TBA, 5.00%, 04/01/38	58,499,781
31,600,000	TBA, 5.50%, 04/01/38	31,901,180
20,500,000	TBA, 6.00%, 04/01/38	21,002,886
12,300,000	TBA, 6.50%, 04/01/38	12,740,106

See notes to portfolios of investments.

CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008
(Unaudited)

Principal		Value

	US Government Agency Securities (continued)
	Fannie Mae (continued)

$28,600,000	TBA, 6.50%, 05/01/38	$29,560,788

		649,214,374

	Federal Agricultural Mortgage Corporation — 2.4%
45,175,000	144A, 5.50%, 07/15/11	49,029,467

	Federal Home Loan Bank — 1.9%
38,390,000	5.86%, 03/02/17	39,562,008

	Freddie Mac — 1.6%
16,800,000	4.75%, 06/28/12	17,915,067
4,386,444	PL# 1B2853, Variable Rate, 4.34%, 04/01/35 (1)	4,427,946
10,512,613	PL# 1G1119, Variable Rate, 4.75%, 09/01/35 (1)	10,499,486

		32,842,499

	Freddie Mac Gold — 6.4%
226,289	PL# A32037, 5.00%, 03/01/35	224,454
24,141	PL# A38585, 5.50%, 10/01/35	24,427
2,961,612	PL# B11446, 5.00%, 12/01/18	3,005,908
462,228	PL# B19621, 5.00%, 07/01/20	467,970
848,170	PL# C01271, 6.50%, 12/01/31	887,122
2,620,421	PL# C57150, 6.00%, 05/01/31	2,707,301
3,145	PL# C67653, 7.00%, 06/01/32	3,331
40,221	PL# C67868, 7.00%, 06/01/32	42,593
11,512	PL# C67999, 7.00%, 06/01/32	12,191
71,001	PL# C68001, 7.00%, 06/01/32	75,189
104,802	PL# C90229, 7.00%, 08/01/18	111,386
14,712	PL# E00570, 6.00%, 09/01/13	15,213
311,826	PL# E00592, 6.00%, 12/01/13	322,158
15,394	PL# E00720, 6.00%, 07/01/14	15,896
16,174	PL# E01007, 6.00%, 08/01/16	16,692
53,594	PL# E01095, 6.00%, 01/01/17	55,297
354,697	PL# E01490, 5.00%, 11/01/18	360,079
695,598	PL# E01538, 5.00%, 12/01/18	706,062
27,572	PL# E01638, 4.00%, 04/01/19	27,076
21,572	PL# E69171, 6.00%, 02/01/13	22,272
17,345	PL# E73319, 6.00%, 11/01/13	17,908
24,136	PL# E73769, 6.00%, 12/01/13	24,920
11,641	PL# E75990, 6.00%, 04/01/14	12,042
22,090	PL# E76341, 6.00%, 04/01/14	22,810
30,886	PL# E76730, 6.00%, 05/01/14	31,893
23,958	PL# E76731, 6.00%, 05/01/14	24,739
15,868	PL# E78995, 6.00%, 11/01/14	16,385
193,088	PL# E84191, 6.00%, 07/01/16	199,198
3,260	PL# E84758, 5.50%, 07/01/16	3,344
14,879	PL# E85885, 6.00%, 11/01/16	15,349
194,592	PL# E86502, 5.50%, 12/01/16	199,646
4,086	PL# E86565, 5.50%, 12/01/16	4,192
197,174	PL# E87961, 6.00%, 02/01/17	203,412
304,881	PL# E88001, 6.00%, 02/01/17	314,488
39,900	PL# E88452, 6.00%, 03/01/17	41,157
245,435	PL# E88749, 6.00%, 03/01/17	253,200
308,711	PL# E88789, 6.00%, 04/01/17	318,438
116,523	PL# E88979, 5.50%, 04/01/17	119,528
238,650	PL# E89282, 6.00%, 04/01/17	246,169
499,211	PL# E89336, 6.00%, 05/01/17	514,940
20,982	PL# E89653, 6.00%, 04/01/17	21,646
377,872	PL# E89913, 6.00%, 05/01/17	389,778
625,901	PL# E91644, 5.50%, 10/01/17	642,041
196,604	PL# E91754, 5.50%, 10/01/17	201,674

See notes to portfolios of investments.

CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008
(Unaudited)

Principal		Value

	US Government Agency Securities (continued)
	Freddie Mac Gold (continued)

$272,653	PL# E91774, 5.50%, 10/01/17	$279,684
120,098	PL# E91968, 5.50%, 10/01/17	123,195
213,552	PL# E92113, 5.50%, 10/01/17	219,059
1,087,425	PL# G01391, 7.00%, 04/01/32	1,155,099
2,744,309	PL# G03358, 5.50%, 08/01/37 (6)	2,774,247
12,553	PL# G11111, 6.00%, 04/01/16	12,958
2,601,588	PL# G11681, 5.00%, 04/01/20	2,637,164
11,379,814	PL# G11769, 5.00%, 10/01/20	11,521,181
2,759,257	PL# M80813, 4.00%, 04/01/10	2,773,574
24,000,000	TBA, 4.50%, 04/01/23	23,857,489
3,000,000	TBA, 5.00%, 04/01/23	3,030,468
66,000,000	TBA, 5.50%, 04/01/38	66,649,705
3,000,000	TBA, 5.50%, 05/01/38	3,031,406

		131,006,743

	Government National Mortgage Association — 12.1%
91,258	PL# 3173, 6.50%, 12/20/31	95,454
557	PL# 434615, 7.00%, 11/15/29	596
142,921	PL# 435071, 7.00%, 03/15/31	152,701
18,508	PL# 493966, 7.00%, 06/15/29	19,799
36,690	PL# 494742, 7.00%, 04/15/29	39,247
1,089	PL# 530260, 7.00%, 02/15/31	1,163
186,520	PL# 531025, 6.00%, 04/15/32	193,304
420	PL# 538271, 7.00%, 11/15/31	449
68,185	PL# 538312, 6.00%, 02/15/32	70,665
106,725	PL# 543989, 7.00%, 03/15/31	114,028
779	PL# 547545, 7.00%, 04/15/31	832
217,822	PL# 550985, 7.00%, 10/15/31	232,727
246	PL# 551549, 7.00%, 07/15/31	262
17,152	PL# 552413, 7.00%, 02/15/32	18,323
75,987	PL# 554808, 6.00%, 05/15/31	78,792
56,344	PL# 555360, 6.00%, 06/15/31	58,424
71,654	PL# 555733, 6.00%, 03/15/32	74,260
451	PL# 557664, 7.00%, 08/15/31	481
54,198	PL# 557678, 7.00%, 08/15/31	57,906
3,738	PL# 561050, 7.00%, 05/15/31	3,994
369	PL# 561996, 7.00%, 07/15/31	394
10,054	PL# 563346, 7.00%, 09/15/31	10,742
39,754	PL# 563599, 7.00%, 06/15/32	42,470
64,046	PL# 564086, 7.00%, 07/15/31	68,428
35,575	PL# 564300, 6.00%, 08/15/31	36,888
6,957	PL# 564706, 7.00%, 07/15/31	7,433
62,290	PL# 565808, 6.00%, 11/15/31	64,589
148,340	PL# 567622, 6.00%, 04/15/32	153,735
73,554	PL# 569567, 7.00%, 01/15/32	78,579
54,708	PL# 570517, 6.00%, 01/15/32	56,698
38,937	PL# 572821, 6.00%, 12/15/31	40,374
68,692	PL# 574873, 6.00%, 12/15/31	71,228
82,127	PL# 575906, 6.00%, 01/15/32	85,114
34,414	PL# 576323, 6.00%, 12/15/31	35,684
1,251	PL# 579377, 7.00%, 04/15/32	1,336
180,438	PL# 581015, 7.00%, 02/15/32	192,764
73,973	PL# 581070, 6.00%, 02/15/32	76,664
42,584	PL# 582956, 7.00%, 02/15/32	45,493

See notes to portfolios of investments.

CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008
(Unaudited)

Principal		Value

	US Government Agency Securities (continued)
	Government National Mortgage Association (continued)

$197,954	PL# 587122, 7.00%, 06/15/32	$211,477
4,873	PL# 587494, 7.00%, 06/15/32	5,206
915	PL# 589696, 7.00%, 05/15/32	978
14,561	PL# 780802, 6.50%, 05/15/28	15,237
23,811	PL# 781113, 7.00%, 11/15/29	25,471
151,067	PL# 781148, 6.00%, 07/15/29	156,760
73,947	PL# 781276, 6.50%, 04/15/31	77,331
21,282	PL# 781287, 7.00%, 05/15/31	22,756
33,553	PL# 781324, 7.00%, 07/15/31	35,862
185,223	PL# 781328, 7.00%, 09/15/31	198,062
145,399	PL# 781330, 6.00%, 09/15/31	150,875
37,602	PL# 781496, 6.50%, 09/15/32	39,303
48,559	PL# 781548, 7.00%, 11/15/32	51,894
28,435	PL# 781584, 7.00%, 05/15/32	30,393
2,416,697	PL# 781804, 6.00%, 09/15/34	2,501,060
2,127,390	PL# 781847, 6.00%, 12/15/34	2,201,135
2,070,283	PL# 781902, 6.00%, 02/15/35	2,141,717
5,342,947	PL# 80916, 4.75%, 05/20/34	5,355,991
17,800,000	TBA, 5.50%, 04/01/38	18,147,652
12,500,000	TBA, 6.00%, 04/01/38	12,904,297
198,600,000	TBA, 5.50%, 05/01/38	201,920,374

		248,475,851

	Resolution Funding Strips — 0.1%
1,200,000	Zero coupon, 07/15/18	786,707
1,200,000	Zero coupon, 10/15/18	774,996

		1,561,703

	Total US Government Agency Securities (Cost $1,165,521,166)	1,187,183,420

	Corporate Bonds and Notes — 56.7%
	Automobiles/Motor Vehicles, Automotive Equipment and Repairs — 0.0%
280,000	Daimler Chrysler NA Holding, 4.05%, 06/04/08	280,115

	Banks and Financial Services — 14.9%
85,000	BAC Capital Trust XI, 6.63%, 05/23/36	80,516
3,000,000	Bank of America Corp., 7.80%, 09/15/16	3,430,473
4,550,000	Bank of America Corp., 6.00%, 09/01/17	4,792,356
9,255,000	Bank of America Corp., 5.75%, 12/01/17	9,595,195
7,735,000	Bank of America Corp., Series K, Variable Rate, 8.00%, perpetual (1)	7,757,354
3,025,000	Bank of America NA, 5.30%, 03/15/17	3,009,896
7,265,000	Barclays Bank PLC — 144A (United Kingdom), Variable Rate, 7.43%, perpetual (1)	6,579,075
7,125,000	Citigroup Capital XXI, Variable Rate, 8.30%, 12/21/57 (1)	7,039,899
14,330,000	Citigroup, Inc., 3.63%, 02/09/09 (5)	14,295,478
3,980,000	Citigroup, Inc., 4.13%, 02/22/10	3,943,651
6,700,000	Citigroup, Inc., 5.30%, 10/17/12	6,723,423
8,220,000	Credit Suisse (Guernsey), Variable Rate, 5.86%, perpetual (1)	6,975,106
14,675,000	General Electric Capital Corp., 5.00%, 11/15/11	15,127,825
5,375,000	General Electric Capital Corp., Variable Rate, 6.38%, 11/15/67 (1)	5,268,844
5,820,000	General Electric Capital Corp., Series GMTN, 6.15%, 08/07/37	5,831,233
5,680,000	General Electric Capital Corp., Series MTN, 5.00%, 04/10/12	5,833,388
3,230,000	Goldman Sachs Capital II, Variable Rate, 5.79%, perpetual (1)	2,153,312
13,605,000	Goldman Sachs Group, Inc., 5.25%, 10/15/13	13,543,002
2,850,000	HBOS Treasury Services PLC — 144A (United Kingdom), 3.75%, 09/30/08	2,861,896
2,925,000	HSBC Finance Corp., 6.50%, 11/15/08	2,960,360

See notes to portfolios of investments.

CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008
(Unaudited)

Principal		Value

	Corporate Bonds and Notes (continued)
	Banks and Financial Services (continued)

$390,000	Icahn Enterprises Finance Corp., 8.13%, 06/01/12	$382,200
4,045,000	Icahn Enterprises Finance Corp., 7.13%, 02/15/13	3,691,063
1,495,000	JPMorgan Chase & Company, 3.63%, 05/01/08	1,494,795
2,100,000	JPMorgan Chase & Company, 5.75%, 10/15/08	2,123,552
1,100,000	JPMorgan Chase & Company, 7.00%, 11/15/09	1,149,775
7,750,000	JPMorgan Chase Bank NA, Series BKNT, 6.00%, 07/05/17	8,085,831
1,945,000	JPMorgan Chase Bank NA, Series BKNT, 6.00%, 10/01/17	2,030,792
10,250,000	JPMorgan Chase Capital XXV, 6.80%, 10/01/37	9,393,295
630,000,000	Kreditanstalt fur Wiederaufbau (Germany), Series EMTN, Floating Rate, 0.66%, 08/08/11 (2)(17)	6,322,879
130,000,000	Landwirtschaftliche Rentenbank (Germany), Series EMTN, 0.65%, 09/30/08 (17)	1,302,873
1,015,000	Lehman Brothers Capital Trust VII, Series MTN, Variable Rate, 5.86%, perpetual (1)	642,519
2,250,000	Lehman Brothers Holdings, Inc., 6.50%, 07/19/17	2,140,344
4,400,000	Lehman Brothers Holdings, Inc., Series MTN, 5.25%, 02/06/12	4,249,344
6,030,000	Lehman Brothers Holdings, Inc., Series MTN, 6.00%, 07/19/12	5,957,206
6,650,000	Lehman Brothers Holdings, Inc., Series MTN, 6.75%, 12/28/17	6,403,917
3,800,000	Lehman Brothers Holdings, Inc., Series MTN, 7.00%, 09/27/27	3,521,407
3,175,000	Mellon Capital IV, Series 1, Variable Rate, 6.24%, perpetual (1)	2,454,075
7,310,000	Morgan Stanley, 5.05%, 01/21/11	7,338,158
425,000	Morgan Stanley, 6.75%, 04/15/11	445,794
17,410,000	Morgan Stanley, Floating Rate, 4.79%, 01/09/12 (2)	16,047,458
8,710,000	Morgan Stanley, Series MTN, 6.25%, 08/28/17	8,677,729
1,950,000	Morgan Stanley, Series MTNF, 5.55%, 04/27/17	1,837,003
355,000	Nationwide Building Society — 144A (United Kingdom), 4.25%, 02/01/10	363,418
6,450,000	Royal Bank of Scotland Group PLC — 144A (United Kingdom), Variable Rate, 6.99%, perpetual (1)	5,484,371
370,000	SLM Corp. — 144A, Floating Rate, 2.93%, 05/12/08 (3)	369,345
3,365,000	SLM Corp., Series MTN, 5.40%, 10/25/11	2,719,940
3,972,000	SLM Corp., Series MTNA, 4.00%, 01/15/09	3,577,128
2,370,000	SLM Corp., Series MTNA, 4.00%, 01/15/10	1,992,672
2,000,000	SunTrust Banks, Inc., 4.00%, 10/15/08	1,997,480
1,535,000	SunTrust Banks, Inc., Series CD, 4.42%, 06/15/09	1,540,503
4,700,000	The Bear Stearns Companies, Inc., 6.40%, 10/02/17	4,648,930
7,565,000	The Bear Stearns Companies, Inc., Series MTN, 6.95%, 08/10/12	7,575,742
1,000,000	The Bear Stearns Companies, Inc., Series MTNB, 4.55%, 06/23/10	946,089
467,000,000	Toyota Motor Credit Corp., 0.75%, 06/09/08 (17)	4,685,109
10,780,000	UBS AG Stamford Branch, Series DPNT (Switzerland), 5.88%, 12/20/17	11,038,839
980,000	UBS Preferred Funding Trust I, Variable Rate, 8.62%, perpetual (1)	973,350
4,315,000	US Bank NA, Series BKNT, 4.40%, 08/15/08	4,331,341
540,000	Wachovia Bank NA, Series BKNT, 4.38%, 08/15/08	540,048
11,100,000	Wachovia Bank NA, Series BKNT, 6.60%, 01/15/38	10,316,329
2,340,000	Wachovia Corp., 6.30%, 04/15/08	2,341,498
2,760,000	Wells Fargo & Company, 4.20%, 01/15/10	2,807,268
4,090,000	Wells Fargo & Company, 4.63%, 08/09/10	4,202,144

See notes to portfolios of investments.

CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008
(Unaudited)

Principal		Value

	Corporate Bonds and Notes (continued)
	Banks and Financial Services (continued)

$4,525,000	Wells Fargo & Company, 4.88%, 01/12/11	$4,606,486
2,895,000	ZFS Finance USA Trust V — 144A, Variable Rate, 6.50%, 05/09/37 (1)	2,616,877

		303,169,198

	Broadcast Services/Media — 1.1%
5,374,000	Comcast Cable Communications Holdings, 8.38%, 03/15/13	5,975,700
1,800,000	Comcast Cable Communications, Inc., 6.75%, 01/30/11	1,872,590
965,000	Comcast Corp., 7.05%, 03/15/33	986,942
7,250,000	Comcast Corp., 6.95%, 08/15/37	7,287,242
465,000	Cox Communications, Inc., 7.75%, 11/01/10	499,859
475,000	CSC Holdings, Inc., Series B, 8.13%, 07/15/09	480,938
555,000	CSC Holdings, Inc., Series B, 8.13%, 08/15/09	561,938
1,070,000	News America Holdings, 7.63%, 11/30/28	1,173,528
260,000	News America, Inc., 7.28%, 06/30/28	275,057
1,675,000	TCI Communications, Inc., 7.13%, 02/15/28	1,690,802
725,000	Time Warner Entertainment, 8.38%, 07/15/33	818,048
1,910,000	Time Warner, Inc., 7.57%, 02/01/24	1,965,251

		23,587,895

	Chemicals — 0.0%
845,000	Momentive Performance Materials, Inc., 10.13%, 12/01/14 (8)(12)	739,375

	Computer Equipment, Software and Services — 0.2%
4,415,000	International Business Machines Corp., 5.70%, 09/14/17	4,633,437

	Construction Services and Supplies — 0.1%
2,875,000	Belvoir Land LLC — 144A, 5.40%, 12/15/47	2,414,224

	Electronics — 0.0%
155,000	L-3 Communications Corp., Series B, 6.38%, 10/15/15	152,288

	Environmental Waste Management and Recycling Services — 0.0%
640,000	Aleris International, Inc., 9.00%, 12/15/14 (12)	470,400

	Food and Beverage — 0.5%
4,792,000	Kraft Foods, Inc., 6.50%, 08/11/17	4,924,930
5,675,000	Kraft Foods, Inc., 6.13%, 02/01/18	5,681,782

		10,606,712

	Insurance — 1.3%
1,775,000	ASIF Global Financial XXIII — 144A, 3.90%, 10/22/08	1,769,975
2,850,000	Berkshire Hathaway Finance Corp., 3.38%, 10/15/08	2,857,994
3,800,000	Chubb Corp., Variable Rate, 6.38%, 03/29/37 (1)	3,545,537
5,355,000	Hartford Life Global Funding, Series MTN, Floating Rate, 2.97%, 09/15/09 (2)	5,351,428
4,455,000	MetLife, Inc., Variable Rate, 6.40%, 12/15/36 (1)	3,550,234
1,600,000	New York Life Global Funding — 144A, 3.88%, 01/15/09	1,612,442
3,595,000	Progressive Corp., Variable Rate, 6.70%, 06/15/37 (1)	3,207,060
2,150,000	Reinsurance Group of America, Inc., Variable Rate, 6.75%, 12/15/65 (1)	1,888,803
4,125,000	The Travelers Companies, Inc., Variable Rate, 6.25%, 03/15/37 (1)	3,644,330

		27,427,803

	Leisure and Recreation — 0.2%
4,700,000	Harrah’s Operating Company, Inc. — 144A, 10.75%, 02/01/18 (12)	3,701,250

	Machinery — 0.1%
2,150,000	Atlantic Marine, Inc. — 144A, 5.34%, 12/01/50	1,816,342

	Medical Equipment, Supplies, and Services — 0.6%
8,175,000	Amgen, Inc., Floating Rate, 3.17%, 11/28/08 (2)	8,166,964
3,600,000	WellPoint, Inc., 5.95%, 12/15/34	3,190,896

		11,357,860

See notes to portfolios of investments.

CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008
(Unaudited)

Principal		Value

	Corporate Bonds and Notes (continued)

	Metals and Mining — 0.4%
$730,000	AK Steel Corp., 7.75%, 06/15/12	$740,038
1,695,000	Freeport-McMoRan Copper & Gold, Inc., 8.25%, 04/01/15	1,792,463
3,080,000	Freeport-McMoRan Copper & Gold, Inc., 8.38%, 04/01/17	3,276,349
1,999,000	Ispat Inland ULC (Canada), 9.75%, 04/01/14	2,150,506

		7,959,356

	Oil, Coal and Gas — 1.0%
2,965,000	Arch Western Finance, 6.75%, 07/01/13	2,972,413
270,000	Colorado Interstate Gas, 6.80%, 11/15/15	279,722
120,000	Compton Petroleum Finance Corp. (Canada), 7.63%, 12/01/13	115,500
1,425,000	Consolidated Natural Gas, Series A, 5.00%, 03/01/14	1,396,058
365,000	El Paso Natural Gas, 8.63%, 01/15/22	412,329
15,000	El Paso Natural Gas, 8.38%, 06/15/32	17,110
2,600,000	Enterprise Products Operating LP, 4.95%, 06/01/10	2,654,028
3,680,000	Gaz Capital (Gazprom) — 144A (Russia), 7.29%, 08/16/37	3,375,112
1,795,000	Petrobras International Finance Company (Cayman Islands), 5.88%, 03/01/18	1,736,745
2,690,000	Sabine Pass LNG, LP, 7.50%, 11/30/16	2,609,300
665,000	Tennessee Gas Pipeline Company, 7.00%, 10/15/28	665,934
3,400,000	XTO Energy, Inc., 6.75%, 08/01/37	3,648,482

		19,882,733

	Paper and Forest Products — 0.1%
365,000	Bowater Canada Finance Corp. (Canada), 7.95%, 11/15/11	251,850
400,000	Catalyst Paper Corp., Series D (Canada), 8.63%, 06/15/11	335,000
1,915,000	Georgia-Pacific Corp. — 144A, 7.13%, 01/15/17	1,780,950

		2,367,800

	Pharmaceuticals/Research and Development — 0.1%
170,000	Bio-Rad Laboratories, Inc., 7.50%, 08/15/13	171,275
530,000	Bio-Rad Laboratories, Inc., 6.13%, 12/15/14	508,800
600,000	Bristol-Myers Squibb, 6.88%, 08/01/97	601,668
1,580,000	Wyeth, 6.00%, 02/15/36	1,549,481

		2,831,224

	Printing and Publishing — 0.0%
920,000	Idearc, Inc., 8.00%, 11/15/16	600,300

	Private Asset Backed: Automobiles/Motor Vehicles, Automotive Equipment and Repairs — 1.5%
1,629,842	Daimler Chrysler Auto Trust, Series 2005-B, Class A3, 4.04%, 09/08/09	1,631,183
9,381,051	Daimler Chrysler Auto Trust, Series 2006-B, Class A3, 5.33%, 08/08/10	9,476,097
18,911,000	Nissan Auto Receivables Owner Trust, Series 2006-B, Class A4, 5.22%, 11/15/11	19,374,507

		30,481,787

	Private Asset Backed: Banks and Financial Services — 3.2%
3,330,640	Banc of America Alternative Loan Trust, Series 2004-7, Class 4A1, 5.00%, 08/25/19	3,300,046
3,330,000	Greenwich Capital Commercial Funding Corp., Series 2004-GG1, Class A4, 4.76%, 06/10/36	3,307,897
11,200,000	Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A3, 4.57%, 08/10/42	10,830,417
2,403,453	Morgan Stanley Capital I, Series 1999-FNV1, Class A2, 6.53%, 03/15/31	2,414,755
7,875,000	Morgan Stanley Capital I, Series 2007-IQ15, Class AM, Floating Rate, 6.08%, 07/11/17 (3)	7,295,744
7,440,000	Morgan Stanley Capital I, Series 2007-IQ16, Class A4, 5.81%, 10/12/17	7,392,673

See notes to portfolios of investments.

CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008
(Unaudited)

Principal		Value

	Corporate Bonds and Notes (continued)
	Private Asset Backed: Banks and Financial Services (continued)

$2,370,191	SLM Student Loan Trust, Series 2005-5, Class A1, Floating Rate, 3.33%, 01/25/18 (2)	$2,366,604
14,200,000	SLM Student Loan Trust, Series 2005-6, Class A5B, Floating Rate, 3.34%, 07/27/26 (2)	14,125,265
14,030,000	Washington Mutual Asset Securities Corp. — 144A, Series 2005-C1A, Class A2, 5.15%, 05/25/36	14,006,173

		65,039,574

	Private Asset Backed: Credit Cards — 3.7%
14,000,000	American Express Credit Account Master Trust, Series 2005-3, Class A, Floating Rate, 2.82%, 01/18/11 (3)	13,999,892
34,800,000	Chase Issuance Trust, Series 2007-A17, Class A, 5.12%, 10/15/14	36,018,174
15,125,000	Citibank Credit Card Issuance Trust, Series 2006-A2, Class A2, 4.85%, 02/10/11	15,335,484
11,500,000	MBNA Credit Card Master Note Trust, Series 2003-A6, Class A6, 2.75%, 10/15/10	11,499,327

		76,852,877

	Private Asset Backed: Mortgage and Home Equity — 24.4%
364,500	ACE Securities Corp., Series 2006-HE1, Class A2A, Floating Rate, 2.68%, 02/25/36 (3)	363,416
4,689,348	American Home Mortgage Assets, Series 2006-6, Class A1A, Floating Rate, 2.79%, 12/25/46 (3)	3,519,648
11,960,000	Banc of America Commercial Mortgage, Inc., Series 2000-1, Class A2A, 7.33%, 11/15/31	12,232,748
8,089,395	Banc of America Commercial Mortgage, Inc., Series 2001-1, Class A2, 6.50%, 04/15/36	8,289,359
16,715,000	Banc of America Commercial Mortgage, Inc., Series 2002-2, Class A3, 5.12%, 07/11/43	16,457,608
11,170,000	Banc of America Commercial Mortgage, Inc., Series 2002-PB2, Class A4, 6.19%, 06/11/35	11,390,120
13,250,000	Banc of America Commercial Mortgage, Inc., Series 2007-2, Class A4, Floating Rate, 5.87%, 04/10/49 (3)	13,183,358
392,425	Bear Stearns Commercial Mortgage Securities, Inc., Series 2001, Class A1, 6.08%, 02/15/35	395,389
2,545,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-PWR8, Class A4, 4.67%, 06/11/41	2,459,680
3,464,239	Chase Commercial Mortgage Securities Corp., Series 2000-3, Class A2, 7.32%, 10/15/32	3,589,617
2,430,000	Citigroup Commercial Mortgage Trust, Series 2006-C5, Class A4, 5.43%, 10/15/49	2,387,602
4,647,000	Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A4, Floating Rate, 5.89%, 06/10/17 (3)	4,621,251
12,950,593	Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, Floating Rate, 5.34%, 08/25/35 (3)	11,621,744
5,353,541	Citigroup Mortgage Loan Trust, Inc., Series 2007-AMC3, Class A2A, Floating Rate, 2.71%, 03/25/37 (3)	5,011,698
21,125,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A4, 5.32%, 12/11/49	20,433,677
2,173,499	Countrywide Alternative Loan Trust, Series 2006-OA10, Class 1A1, Floating Rate, 5.20%, 08/25/46 (3)	1,648,382
5,867,279	Countrywide Alternative Loan Trust, Series 2006-OA21, Class A1, Floating Rate, 2.73%, 03/20/47 (3)	4,463,052
549,134	Countrywide Asset-Backed Certificates, Series 2004-13, Class AV4, Floating Rate, 2.89%, 06/25/35 (3)	537,467

See notes to portfolios of investments.

CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008
(Unaudited)

Principal		Value

	Corporate Bonds and Notes (continued)
	Private Asset Backed: Mortgage and Home Equity (continued)

$2,529,743	Countrywide Home Loans, Series 2006-OA5, Class 2A1, Floating Rate, 2.80%, 04/25/46 (3)	$1,902,159
9,122,416	Countrywide Home Loans, Series 2007-16, Class A1, 6.50%, 10/25/37	9,005,941
13,808,074	Credit Suisse First Boston Mortgage Securities Corp., Series 1998-C2, Class A2, 6.30%, 11/15/30	13,861,817
10,280,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-CKS4, Class A2, 5.18%, 11/15/36	10,280,781
14,005,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-C3, Class A5, 3.94%, 05/15/38	12,876,032
2,681,193	Credit Suisse Mortgage Capital Certificates, Series 2006-3, Class 1A1A, Floating Rate, 2.69%, 04/25/36 (3)	2,661,165
3,658,662	Credit Suisse Mortgage Capital Certificates, Series 2006-8, Class 3A1, 6.00%, 10/25/21	3,296,249
5,092,076	Deutsche Alt-A Securities, Inc., Mortgage Loan Trust, Series 2006-OA1, Class A1, Floating Rate, 2.80%, 02/25/47 (3)	3,884,723
4,323,415	DLJ Commercial Mortgage Corp., Series 2000-CKP1, Class A1B, 7.18%, 11/10/33	4,483,178
2,706,207	Fieldstone Mortgage Investment Corp., Series 2006-1, Class A1, Floating Rate, 2.68%, 05/25/36 (3)	2,672,902
889,061	First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF4, Class A1, Floating Rate, 2.67%, 03/25/36 (3)	884,681
12,570,000	First Union National Bank Commercial Mortgage, Series 2001-C2, Class A2, 6.66%, 01/12/43	12,950,105
10,380,000	GE Capital Commercial Mortgage Corp., Series 2002-1A, Class A3, 6.27%, 12/10/35	10,616,953
11,875,000	GE Capital Commercial Mortgage Corp., Series 2002-2A, Class A3, 5.35%, 08/11/36	11,958,798
5,773,461	GMAC Commercial Mortgage Securities, Inc., Series 1999-C2, Class A2, 6.95%, 09/15/33	5,856,068
5,424,916	GMAC Commercial Mortgage Securities, Inc., Series 1999-C3, Class A2, 7.18%, 08/15/36	5,540,451
6,760,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4, 5.74%, 08/10/17	6,688,205
12,905,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.44%, 03/10/39	12,583,358
3,175,000	GS Mortgage Securities Corp. II, Series 2005-GG4, Class A4A, 4.75%, 07/10/39	3,086,656
5,027,000	GS Mortgage Securities Corp. II, Series 2005-GG4, Class AJ, 4.78%, 07/10/39	4,372,635
3,163,883	GSR Mortgage Loan Trust, Series 2005-AR1, Class 2A1, Floating Rate, 4.92%, 01/25/35 (3)	3,004,847
8,871,518	GSR Mortgage Loan Trust, Series 2005-AR4, Class 6A1, 5.25%, 07/25/35	7,949,146
6,976,908	GSR Mortgage Loan Trust, Series 2006-OA1, Class 2A1, Floating Rate, 2.79%, 08/25/46 (3)	5,320,104
9,483,321	Harborview Mortgage Loan Trust, Series 2006-11, Class A1A, Floating Rate, 2.73%, 12/19/36 (3)	6,521,371
4,418,031	Harborview Mortgage Loan Trust, Series 2006-9, Class 2A1A, Floating Rate, 2.77%, 11/19/36 (3)	3,371,104
10,490,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2001-C1, Class A3, 5.86%, 10/12/35	10,677,879
6,650,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2001-CIB2, Class A3, 6.43%, 04/15/35	6,817,030
9,113,910	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2001-CIBC, Class A3, 6.26%, 03/15/33	9,290,978

See notes to portfolios of investments.

CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008
(Unaudited)

Principal		Value

	Corporate Bonds and Notes (continued)
	Private Asset Backed: Mortgage and Home Equity (continued)

$9,350,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-CB12, Class A4, 4.90%, 09/12/37	$9,146,513
1,665,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-CB17, Class A4, 5.43%, 12/12/43	1,634,724
12,770,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-CB20, Class A4, 5.79%, 02/12/51	12,680,922
16,325,770	JPMorgan Mortgage Trust, Series 2006-A2, Class 4A1, Floating Rate, 3.89%, 08/25/34 (3)	16,331,613
1,770,784	JPMorgan Mortgage Trust, Series 2006-S2, Class 2A2, 5.88%, 07/25/36	1,732,704
1,566,921	JPMorgan Mortgage Trust, Series 2007-S1, Class 1A2, 5.50%, 03/25/22	1,499,819
6,673,961	LB Commercial Conduit Mortgage Trust, Series 1998-C4, Class A1B, 6.21%, 10/15/35	6,679,113
13,402,766	LB-UBS Commercial Mortgage Trust, Series 2000-C3, Class A2, 7.95%, 05/15/25	13,959,947
6,033,993	LB-UBS Commercial Mortgage Trust, Series 2000-C4, Class A2, 7.37%, 08/15/26	6,266,391
7,395,000	LB-UBS Commercial Mortgage Trust, Series 2003-C7, Class A3, 4.56%, 09/15/27	7,240,709
9,100,000	LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class A4, 4.51%, 12/15/29	8,799,566
11,910,000	LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A3, 5.35%, 11/15/38	11,637,167
9,658,000	LB-UBS Commercial Mortgage Trust, Series 2007-C2, Class A3, 5.43%, 02/15/40	9,396,520
11,842,000	LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A2, 5.59%, 09/15/45	11,611,151
10,675,000	Morgan Stanley Capital I, Series 2008-T29, Class A4, 6.28%, 01/11/18	11,014,564
168,318	New Century Home Equity Loan Trust, Series 2006-1, Class A2A, Floating Rate, 2.66%, 05/25/36 (3)	167,806
7,067,395	Popular ABS Mortgage Pass-Through Trust, Series 2006-D, Class A1, Floating Rate, 2.66%, 11/25/46 (3)	6,792,157
3,543,488	Residential Accredit Loans, Inc., Series 2007-QO2, Class A1, Floating Rate, 2.75%, 02/25/47 (3)	2,483,805
9,470,003	Residential Asset Securitization Trust, Series 2005-A14, Class A4, 5.50%, 12/25/35	9,426,400
6,999,065	Salomon Brothers Mortgage Securities VII, Series 1999-C1, Class A2, Floating Rate, 7.15%, 05/18/32 (3)	7,034,127
9,099,504	Salomon Brothers Mortgage Securities VII, Series 2001-C2, Class A3, 6.50%, 10/13/11	9,336,894
371,809	Structured Asset Investment Loan Trust, Series 2006-2, Class A1, Floating Rate, 2.66%, 04/25/36 (3)	369,714
16,230,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4, Floating Rate, 6.10%, 07/15/17 (3)	16,390,931
3,002,860	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-OA4, Class 1A, Floating Rate, 5.10%, 05/25/47 (3)	2,552,431
400,000	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR4, Class 2A4, Floating Rate, 5.77%, 04/25/36 (3)	354,459

		499,561,279

	Private Asset Backed: Other — 0.2%
4,098,454	Structured Asset Securities Corp. — 144A, Series 2003-AL2, Class A, 3.36%, 01/25/31	3,490,025

	Private Asset Backed: Utilities — 0.4%
8,000,000	Peco Energy Transition Trust, Series 2000-A, Class A4, 7.65%, 03/01/10	8,445,349

See notes to portfolios of investments.

CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008
(Unaudited)

Principal		Value

	Corporate Bonds and Notes (continued)

	Real Estate Investment Trusts — 0.3%
$910,000	AvalonBay Communities, Series MTN, 6.63%, 09/15/11	$943,747
725,000	The Rouse Company, 3.63%, 03/15/09	686,322
4,135,000	The Rouse Company, 5.38%, 11/26/13	3,257,574
2,200,000	The Rouse Company/TRC Co-issuer, Inc. — 144A, 6.75%, 05/01/13	1,906,898

		6,794,541

	Telecommunications Equipment and Services — 1.5%
625,000	America Movil SA de CV (Mexico), 6.38%, 03/01/35	607,966
10,025,000	AT&T, Inc., 6.50%, 09/01/37	9,948,860
810,000	Cincinnati Bell, Inc., 7.25%, 07/15/13	799,875
800,000	Citizens Communications Company, 6.25%, 01/15/13	728,000
2,350,000	New England Telephone & Telegraph, 7.88%, 11/15/29	2,583,219
970,000	New Jersey Bell Telephone, 7.85%, 11/15/29	1,069,360
2,755,000	Qwest Communications International, Inc., 7.50%, 02/15/14	2,603,475
755,000	Qwest Communications International, Inc., Series B, 7.50%, 02/15/14	713,475
675,000	Qwest Corp., Floating Rate, 6.05%, 06/15/13 (2)	610,875
890,000	Rogers Wireless, Inc. (Canada), 7.50%, 03/15/15	936,305
1,950,000	Sprint Nextel Corp., 6.00%, 12/01/16	1,518,512
1,725,000	Telecom Italia Capital (Luxembourg), 5.25%, 10/01/15	1,569,534
75,000	Telefonica Emisiones SAU (Spain), 6.42%, 06/20/16	76,991
850,000	Telefonica Europe BV (the Netherlands), 7.75%, 09/15/10	912,338
215,000	Verizon Maryland, Inc., Series B, 5.13%, 06/15/33	172,758
1,470,000	Vodafone Group PLC (United Kingdom), 5.00%, 12/16/13	1,441,842
500,000	Vodafone Group PLC (United Kingdom), 5.00%, 09/15/15	475,918
890,000	Wind Acquisition Finance SA — 144A (Luxembourg), 10.75%, 12/01/15	912,250
1,375,000	Windstream Corp., 8.13%, 08/01/13	1,357,813
1,750,000	Windstream Corp., 8.63%, 08/01/16	1,728,125

		30,767,491

	Transportation — 0.2%
560,000	Overseas Shipholding Group, 7.50%, 02/15/24	491,400
3,465,000	United Parcel Service, Inc., 6.20%, 01/15/38	3,719,407

		4,210,807

	Utilities — 0.7%
331,663	AES Ironwood LLC, 8.86%, 11/30/25	361,513
235,000	AES Red Oak LLC, Series B, 9.20%, 11/30/29	236,175
2,735,000	Centerpoint Energy, Inc., Series B, 7.25%, 09/01/10	2,908,041
269,523	Elwood Energy LLC, 8.16%, 07/05/26	262,196
1,000,000	Florida Power & Light Company, 5.63%, 04/01/34	963,924
3,600,000	Florida Power & Light Company, 5.95%, 02/01/38	3,625,783
82,450	Homer City Funding LLC, 8.73%, 10/01/26	88,222
438,270	Midwest Generation LLC, Series B, 8.56%, 01/02/16	475,523
560,000	NRG Energy, Inc., 7.38%, 02/01/16	550,200
200,000	Suncor Energy, Inc. (Canada), 6.50%, 06/15/38	197,939

See notes to portfolios of investments.

CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008
(Unaudited)

Principal		Value

	Corporate Bonds and Notes (continued)
	Utilities (continued)

$4,355,000	Texas Competitive Electric Holdings Company LLC — 144A, 10.25%, 11/01/15	$4,360,443

		14,029,959

	Total Corporate Bonds and Notes (Cost $1,192,163,158)	1,163,672,001

Shares

	Preferred Stocks — 2.2%
	Banks and Financial Services — 2.1%
142,500	Citigroup, Inc., Series AA, Variable Rate, 8.13% (1)	3,425,700
484,525	Fannie Mae, Variable Rate, 8.25% (1)	11,652,826
280,000	Freddie Mac, Series Z, Variable Rate, 8.38% (1)	6,832,000
500,000	Wachovia Corp., 8.00% (8)	12,350,000
8,750,000	Wachovia Corp., Series K, Variable Rate, 7.98% (1)	8,623,414

		42,883,940

	Insurance — 0.1%
2,350,000	Lincoln National Corp., Variable Rate, 7.00% (1)	2,158,127

	Total Preferred Stocks (Cost $46,428,141)	45,042,067

Principal

	Foreign Government Obligations — 1.3%
$9,700,000	AID-Israel (Israel), 5.50%, 09/18/23	10,939,815
4,575,000	Bundesrepublik Deutschland, Series 05 (Germany), 4.00%, 01/04/37 (16)	6,595,483
2,975,000	Bundesrepublik Deutschland, Series 07 (Germany), 4.25%, 07/04/39 (16)	4,469,302
2,930,000	Province of Manitoba (Canada), 6.38%, 09/01/15 (18)	2,118,415
3,365,000	Province of Ontario, Series GMTN (Canada), 6.25%, 06/16/15 (18)	2,447,976

	Total Foreign Government Obligations (Cost $24,509,403)	26,570,991

Contracts		Value

	Purchased Call Options — 0.5%
69,900,000	Expiring 08/09/10. If exercised the Series receives 5.78%, and pays floating 3 month LIBOR, expiring 08/11/20, European Style	$6,726,477
45,500,000	Expiring 08/16/10. If exercised the Series receives 5.79%, and pays floating 3 month LIBOR, expiring 08/18/20, European Style	4,361,293

	Total Purchased Call Options (Cost $4,474,420)	11,087,770

	Purchased Put Options — 0.1%
69,900,000	Expiring 08/09/10. If exercised the Series receives floating 3 month LIBOR, and pays 5.78%, expiring 08/11/20, European Style	1,600,710
45,500,000	Expiring 08/16/10. If exercised the Series receives floating 3 month LIBOR, and pays 5.79%, expiring 08/18/20, European Style	1,049,908

	Total Purchased Put Options (Cost $4,474,420)	2,650,618

Principal

	Securities Lending Collateral — 0.5%
$9,305,400	Securities Lending Collateral Investment (Note 3) (Cost $9,305,400)	9,305,400

	Total Securities (Cost $2,547,758,329)	2,548,779,762

	Repurchase Agreements — 0.8%
16,117,615	With State Street Bank and Trust, dated 03/31/2008, 1.88%, due 04/01/08, repurchase proceeds at maturity $16,118,457 (Collateralized by Freddie Mac Adjustable Rate Mortgage, 3.22%, due 06/15/34, with a value of $16,442,499) (Cost $16,117,615)(15)	16,117,615

	Total Investments before Put Options Written and Securities Sold Short — 124.9% (Cost $2,563,875,944)	2,564,897,377

Contracts

	Put Options Written — (0.0)%
(206)	US Treasury Note (10 Year) June Future, Expiring May 2008 @ 112 (Premium $189,559)	(16,094)

See notes to portfolios of investments.

CORE BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008
(Unaudited)

Principal		Value

	Securities Sold Short — (20.2)%
$(28,900,000)	Fannie Mae, TBA, 5.50%, 04/01/23	$(29,500,571)
(1,000,000)	Fannie Mae, TBA, 6.00%, 04/01/23	(1,029,219)
(59,100,000)	Fannie Mae, TBA, 5.00%, 04/01/38	(58,370,470)
(74,100,000)	Fannie Mae, TBA, 5.00%, 04/01/38	(73,347,440)
(167,100,000)	Fannie Mae, TBA, 5.50%, 04/01/38	(168,692,630)
(20,000,000)	Fannie Mae, TBA, 6.00%, 04/01/38	(20,459,375)
(42,100,000)	Fannie Mae, TBA, 6.00%, 04/01/38	(43,132,755)
(18,700,000)	Fannie Mae, TBA, 6.50%, 04/01/38	(19,369,105)

	Total Securities Sold Short (Proceeds $411,831,500)	(413,901,565)

	Total Investments net of Put Options Written and Securities Sold Short — 104.8% (Cost $2,151,854,885)	2,150,979,718
	Liabilities less other assets — (4.8)%	(97,628,430)

	Net Assets — 100.0%	$2,053,351,288

The aggregate cost of securities for federal income tax purposes at March 31, 2008 is $2,563,875,944.

The following amounts are based on cost for federal income tax purposes:

Gross unrealized appreciation	$45,608,840
Gross unrealized depreciation	(44,587,407)

Net unrealized appreciation	$1,021,433

See summary of footnotes and abbreviations to portfolios.

See notes to portfolios of investments.

TOTAL RETURN BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS

March 31, 2008
(Unaudited)

Principal		Value

	US Treasury Securities — 13.6%
	US Treasury Bonds — 1.2%
$50,000	8.75%, 05/15/17	$70,465
740,000	8.88%, 08/15/17	1,054,385
550,000	6.13%, 11/15/27	682,945
860,000	4.75%, 02/15/37 (8)	925,240
2,150,000	4.38%, 02/15/38	2,176,204

		4,909,239

	US Treasury Inflation Index — 1.1%
475,266	1.63%, 01/15/15	504,265
43,401	1.88%, 07/15/15	46,863
127,600	2.00%, 01/15/16	138,396
449,363	2.50%, 07/15/16	506,341
91,646	2.63%, 07/15/17	104,462
201,533	2.38%, 01/15/25	219,341
85,066	2.00%, 01/15/26	87,725
1,758,154	2.38%, 01/15/27	1,919,685
906,660	1.75%, 01/15/28	899,081

		4,426,159

	US Treasury Notes — 11.0%
3,340,000	3.75%, 05/15/08	3,350,701
200,000	4.88%, 05/31/11	218,344
14,010,000	4.63%, 10/31/11 (8)	15,265,436
190,000	4.50%, 03/31/12	206,403
4,330,000	4.75%, 05/31/12 (8)	4,750,824
5,160,000	4.63%, 07/31/12 (8)	5,642,140
12,890,000	4.13%, 08/31/12 (8)	13,831,576
1,170,000	4.63%, 02/15/17	1,285,446
60,000	4.75%, 08/15/17 (8)	66,403

		44,617,273

	US Treasury Strips — 0.3%
2,995,000	Zero coupon, 11/15/24	1,410,906

	Total US Treasury Securities (Cost $52,022,444)	55,363,577

	US Government Agency Securities — 48.5%
	Fannie Mae — 32.8%
1,241,361	PL# 256219, 5.50%, 04/01/36 (5)	1,239,186
2,489,233	PL# 256552, 5.50%, 01/01/37 (5)	2,516,256
339,223	PL# 735809, Variable Rate, 4.53%, 08/01/35 (1)	340,716
4,517,876	PL# 745275, 5.00%, 02/01/36 (5)	4,478,871
2,201,439	PL# 745959, 5.50%, 11/01/36 (5)	2,225,338
27,715	PL# 759626, 6.00%, 02/01/34 (5)	28,525
42,042	PL# 795774, 6.00%, 10/01/34 (5)	43,223
185,697	PL# 796050, 6.00%, 08/01/34 (5)	190,915
1,228,523	PL# 796278, 6.00%, 12/01/34 (5)	1,263,042
44,757	PL# 801516, Variable Rate, 4.71%, 08/01/34 (1)(5)	45,949
442,737	PL# 809169, 6.00%, 01/01/35 (5)	455,177
96,700	PL# 810896, Variable Rate, 4.83%, 01/01/35 (1)(5)	100,541
17,465	PL# 820426, 6.00%, 03/01/35 (5)	17,926
1,097,408	PL# 888022, 5.00%, 02/01/36 (5)	1,087,934
960,410	PL# 888893, 5.50%, 08/01/37 (5)	971,606
423,644	PL# 893681, 6.00%, 10/01/36 (5)	434,538
762,410	PL# 893923, 6.00%, 10/01/36 (5)	782,015
1,043,614	PL# 894005, 6.00%, 10/01/36 (5)	1,070,451
1,431,522	PL# 904000, 6.00%, 01/01/37 (4)(5)	1,468,334
3,346,523	PL# 916397, 6.50%, 05/01/37 (4)	3,469,341
1,418,200	PL# 918653, 6.00%, 06/01/37 (4)	1,454,316
98,524	PL# 950385, Variable Rate, 5.87%, 08/01/37 (1)	100,293
10,121,459	PL# 950694, 6.00%, 10/01/37 (4)	10,379,217
7,100,000	TBA, 5.50%, 04/01/23	7,247,545
7,800,000	TBA, 6.00%, 04/01/23	8,027,908
59,100,000	TBA, 5.00%, 04/01/38	58,499,782
14,000,000	TBA, 5.50%, 04/01/38	14,133,434
2,200,000	TBA, 6.00%, 04/01/38	2,253,968
9,000,000	TBA, 5.00%, 05/01/38	8,888,904

		133,215,251

	Federal Agricultural Mortgage Corp. — 0.3%
80,000	4.25%, 07/29/08	80,475
900,000	144A, 5.13%, 04/19/17 (5)	961,479

		1,041,954

	Federal Home Loan Bank — 0.1%
490,000	5.50%, 07/15/36 (5)	537,499

	Freddie Mac — 2.4%
490,000	5.60%, 09/26/13	497,223
230,000	5.60%, 10/17/13	233,401
100,827	PL# 1B2694, Variable Rate, 4.34%, 12/01/34 (1)(5)	101,721
866,236	PL# 1G2201, Variable Rate, 6.11%, 09/01/37 (1)(5)	880,031

See notes to portfolios of investments.

TOTAL RETURN BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008
(Unaudited)

Principal		Value

	US Government Agency Securities (continued)
	Freddie Mac (continued)

$3,837,952	PL# 1G2403, Variable Rate, 5.57%, 01/01/38 (1)	$3,902,538
355,935	PL# 1N1447, Variable Rate, 5.82%, 02/01/37 (1)(5)	361,763
2,099,089	PL# 1N1454, Variable Rate, 5.90%, 04/01/37 (1)(5)	2,134,064
708,716	PL# 1N1463, Variable Rate, 5.95%, 05/01/37 (1)(5)	723,302
973,434	PL# 1N1582, Variable Rate, 5.94%, 05/01/37 (1)(5)	990,620

		9,824,663

	Freddie Mac Gold — 7.2%
845,210	PL# A39644, 5.50%, 11/01/35 (5)	855,229
807,528	PL# A39756, 5.00%, 11/01/35 (5)	800,981
10,329,871	PL# G02427, 5.50%, 12/01/36 (5)	10,445,216
982,656	PL# G03092, 5.50%, 07/01/37 (5)	993,376
4,714,776	PL# G03695, 5.50%, 11/01/37 (5)	4,767,422
8,555,662	PL# G03696, 5.50%, 01/01/38 (5)	8,648,998
1,500,000	TBA, 5.00%, 04/01/23	1,515,234
400,000	TBA, 5.00%, 04/01/38	396,062
700,000	TBA, 5.50%, 04/01/38	706,891

		29,129,409

	Government National Mortgage Association — 5.6%
585,764	PL# 605617, 5.00%, 07/15/34	586,791
1,341,504	PL# 612902, 5.00%, 07/15/33	1,344,237
581,428	PL# 636084, 5.00%, 01/15/35	582,311
1,686,864	PL# 644631, 5.00%, 09/15/35	1,689,427
4,100,000	TBA, 6.00%, 04/01/38	4,231,327
20,000	TBA, 6.50%, 04/01/38	20,791
4,600,000	TBA, 5.00%, 05/01/38	4,587,781
3,400,000	TBA, 5.50%, 05/01/38	3,456,844
6,150,000	TBA, 6.00%, 05/01/38	6,331,615

		22,831,124

	Tennessee Valley Authority — 0.1%
440,000	5.98%, 04/01/36	496,810

	Total US Government Agency Securities (Cost $194,328,399)	197,076,710

	Corporate Bonds and Notes — 44.6%
	Advertising — 0.0%
90,000	Lamar Media Corp., Series B, 6.63%, 08/15/15	79,650
85,000	RH Donnelley Corp. — 144A, 8.88%, 10/15/17	53,550

		133,200

	Aerospace and Defense — 0.0%
45,000	DRS Technologies, Inc., 6.63%, 02/01/16	44,213

	Airlines — 0.2%
300,000	Continental Airlines, Inc., Series A, 5.98%, 04/19/22 (5)	267,273
389,136	Delta Air Lines, Inc. — 144A, Class A, 6.82%, 08/10/22 (5)	373,570
84,027	Delta Air Lines, Inc., Series 2001-1, Class A-1, 6.62%, 03/18/11 (5)	82,430

		723,273

	Apparel: Manufacturing and Retail — 0.0%
200,000	Neiman Marcus Group, Inc., 7.13%, 06/01/28	176,000

	Automobile: Rental — 0.0%
75,000	Hertz Corp., 8.88%, 01/01/14	71,438
135,000	Hertz Corp., 10.50%, 01/01/16	127,068

		198,506

	Automobiles/Motor Vehicles, Automotive Equipment and Repairs — 0.6%
60,000	Daimler Chrysler NA Holding, 4.05%, 06/04/08	60,025
600,000	Daimler Chrysler NA Holding, 5.88%, 03/15/11 (5)	613,759
1,100,000	Ford Motor Company, 7.45%, 07/16/31 (8)	731,500
840,000	General Motors Corp., 8.25%, 07/15/23	592,200
150,000	General Motors Corp., 8.38%, 07/15/33 (8)	106,500
290,000	Visteon Corp., 8.25%, 08/01/10	238,525

		2,342,509

	Banks and Financial Services — 9.3%
100,000	AGFC Capital Trust I — 144A, Variable Rate, 6.00%, 01/15/67 (1)(5)	82,538

See notes to portfolios of investments.

TOTAL RETURN BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008
(Unaudited)

Principal		Value

	Corporate Bonds and Notes (continued)
	Banks and Financial Services (continued)

$420,000	Aiful Corp. — 144A (Japan), 5.00%, 08/10/10 (5)	$396,308
420,000	American Express Company, Variable Rate, 6.80%, 09/01/66 (1)(5)	395,513
220,000	American General Finance Corp. Series MTNJ, 6.90%, 12/15/17 (5)	215,374
30,000	BAC Capital Trust XIV, Variable Rate, 5.63%, perpetual (1)(5)	21,954
80,000	Bank of America Corp., 5.38%, 08/15/11 (5)	83,509
610,000	Bank of America Corp., Series K, Variable Rate, 8.00%, perpetual (1)(5)	611,763
1,030,000	Citigroup, Inc., 6.88%, 03/05/38 (5)	1,032,528
80,000	Countrywide Financial Corp., Series MTN, Floating Rate, 4.79%, 01/05/09 (2)	74,892
80,000	Countrywide Financial Corp., Series MTNA, Floating Rate, 3.35%, 05/05/08 (2)(8)	79,483
2,440,000	Countrywide Financial Corp., Series MTNA, 4.50%, 06/15/10 (5)	2,174,196
100,000	Countrywide Financial Corp., Series MTNB, Floating Rate, 2.87%, 06/18/08 (2)	98,312
160,000	Credit Suisse (Guernsey), Variable Rate, 5.86%, perpetual (1)(5)	135,768
3,645,000	Ford Motor Credit Company LLC, 5.80%, 01/12/09	3,473,170
720,000	Ford Motor Credit Company LLC, 7.38%, 10/28/09	656,248
1,190,000	General Electric Capital Corp., Variable Rate, 6.38%, 11/15/67 (1)	1,166,498
800,000	General Motors Acceptance Corp., 5.85%, 01/14/09	746,130
290,000	Glitnir Banki HF — 144A (Iceland), 6.33%, 07/28/11	249,209
800,000	Glitnir Banki HF — 144A (Iceland), Variable Rate, 6.69%, 06/15/16 (1)	645,247
40,000	GMAC LLC, 5.13%, 05/09/08	39,766
2,040,000	GMAC LLC, 5.63%, 05/15/09	1,859,535
1,870,000	GMAC LLC, 6.63%, 05/15/12	1,415,805
590,000	GMAC LLC, 8.00%, 11/01/31	423,749
40,000	Goldman Sachs Capital II, Variable Rate, 5.79%, perpetual (1)	26,666
100,000	HBOS Treasury Services PLC — 144A, 5.25%, 02/21/17	106,330
960,000	HSBC Finance Corp., 4.63%, 09/15/10	947,809
240,000	ICICI Bank, Ltd. — 144A (India), Variable Rate, 6.38%, 04/30/17 (1)	209,099
950,000	ICICI Bank, Ltd. (India), Variable Rate, 6.38%, 04/30/22 (1)	825,027
920,000	JPMorgan Chase & Company, 5.13%, 09/15/14	910,240
1,100,000	JPMorgan Chase & Company, 5.15%, 10/01/15	1,082,169
200,000	Kaupthing Bank hf — 144A (Iceland), 7.13%, 05/19/16	135,137
2,400,000	Kaupthing Bank hf — 144A, Series 1 (Iceland), 7.63%, 02/28/15	2,259,119
320,000	Landisbanki Islands hf — 144A (Iceland), 6.10%, 08/25/11	279,775
930,000	Lehman Brothers Capital Trust VII, Series MTN, Variable Rate, 5.86%, perpetual (1)	588,712
410,000	Lehman Brothers E — Capital Trust I, Floating Rate, 3.85%, 08/19/65 (2)	247,140
80,000	Lehman Brothers Holdings, Inc., 4.50%, 07/26/10	76,556
480,000	Lehman Brothers Holdings, Inc., Series MTN, 5.25%, 02/06/12	463,565
890,000	Lehman Brothers Holdings, Inc., Series MTN, 6.75%, 12/28/17	857,066
350,000	Mitsubishi UFJ Financial Group Capital Financial I, Ltd. (Cayman Islands), Variable Rate, 6.35%, perpetual (1)	285,648
30,000	Morgan Stanley, 3.63%, 04/01/08	30,000
610,000	Morgan Stanley, Series MTN, 5.63%, 01/09/12	615,077
200,000	Morgan Stanley, Series MTNF, Floating Rate, 4.40%, 10/18/16 (2)	180,458
10,000	Rabobank Capital Funding Trust II — 144A, Variable Rate, 5.26%, perpetual (1)	8,595

See notes to portfolios of investments.

TOTAL RETURN BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008
(Unaudited)

Principal		Value

	Corporate Bonds and Notes (continued)
	Banks and Financial Services (continued)

$20,000	Rabobank Capital Funding Trust III — 144A, Variable Rate, 5.25%, perpetual (1)	$16,639
60,000	Residential Capital LLC, Floating Rate, 7.10%, 04/17/09 (2)	34,500
170,000	Residential Capital LLC, Floating Rate, 6.18%, 05/22/09 (2)	97,750
2,040,000	Residential Capital LLC, 8.00%, 02/22/11 (10)	1,009,800
10,000	Residential Capital LLC, 8.50%, 06/01/12 (10)	4,950
490,000	Resona Preferred Global Securities — 144A (Cayman Islands), Variable Rate, 7.19%, perpetual (1)	428,501
300,000	Royal Bank of Scotland Group PLC — 144A (United Kingdom), Variable Rate, 6.99%, perpetual (1)	255,087
200,000	Royal Bank of Scotland Group PLC, Series MTNU (United Kingdom), Variable Rate, 7.64%, perpetual (1)	172,512
780,000	RSHB Capital — 144A (Luxembourg), 6.30%, 05/15/17	724,425
220,000	Santander Issuances — 144A (Spain), Variable Rate, 5.81%, 06/20/16 (1)	218,468
610,000	Shinsei Financial, Ltd. — 144A (Cayman Islands), Variable Rate, 6.42%, perpetual (1)	404,876
120,000	SLM Corp., Series MTN, 5.05%, 11/14/14	87,387
675,000	SLM Corp., Series MTNA, 5.00%, 10/01/13	508,646
1,005,000	SLM Corp., Series MTNA, 5.38%, 05/15/14	755,137
40,000	SLM Corp., Series MTNA, 5.00%, 04/15/15	28,540
105,000	SLM Corp., Series MTNA, 5.63%, 08/01/33	71,787
400,000	SunTrust Banks, Inc., Series CD, 4.42%, 06/15/09	401,434
150,000	SunTrust Capital VIII, Variable Rate, 6.10%, 12/01/66 (1)	119,120
460,000	The Bear Stearns Companies, Inc., 5.55%, 01/22/17 (5)	411,396
690,000	The Bear Stearns Companies, Inc., 7.25%, 02/01/18 (5)	714,290
380,000	The Goldman Sachs Group, Inc., 4.50%, 06/15/10	383,078
140,000	The Goldman Sachs Group, Inc., 5.45%, 11/01/12	141,936
108,000	TNK-BP Finance SA (Luxembourg), 7.50%, 07/18/16	103,313
270,000	TNK-BP Finance SA — 144A (Luxembourg), 7.50%, 07/18/16	251,438
100,000	TNK-BP Finance SA — 144A (Luxembourg), 6.63%, 03/20/17	86,750
510,000	TNK-BP Finance SA, Series 6 — 144A, (Luxembourg), 7.88%, 03/13/18	473,663
1,860,000	Turanalem Finance BV (the Netherlands), 8.25%, 01/22/37	1,472,748
520,000	Turanalem Finance BV — 144A (the Netherlands), 8.25%, 01/22/37	409,136
460,000	Wachovia Capital Trust III, Variable Rate, 5.80%, perpetual (1)	327,953
1,150,000	Wachovia Corp., 5.25%, 08/01/14	1,137,405
340,000	Wells Fargo Capital X, 5.95%, 12/15/36	307,329

		37,771,677

	Broadcast Services/Media — 1.2%
130,000	CCH I, LLC/CCH I Capital Corp., 11.00%, 10/01/15 (8)	91,000
20,000	Clear Channel Communications, Inc., 6.25%, 03/15/11 (5)	17,661
90,000	Clear Channel Communications, Inc., 5.50%, 09/15/14 (5)	64,881
50,000	Clear Channel Communications, Inc., 4.90%, 05/15/15 (5)	33,546
320,000	Comcast Cable Communications, 8.88%, 05/01/17 (5)	366,621
730,000	Comcast Corp., 6.50%, 01/15/15 (5)	748,583
50,000	Comcast Corp., 6.50%, 01/15/17 (5)	51,151
210,000	Comcast Corp., 5.88%, 02/15/18 (5)	204,925
80,000	Cox Communications, Inc., 3.88%, 10/01/08	79,907
235,000	CSC Holdings, Inc., Series B, 7.63%, 04/01/11	233,531
115,000	Echostar DBS Corp., 7.00%, 10/01/13	108,963
40,000	Echostar DBS Corp., 7.13%, 02/01/16	37,500
1,030,000	Liberty Media Corp., 7.88%, 07/15/09	1,038,728

See notes to portfolios of investments.

TOTAL RETURN BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008
(Unaudited)

Principal		Value

	Corporate Bonds and Notes (continued)
	Broadcast Services/Media (continued)

$20,000	News America, Inc., 6.20%, 12/15/34	$19,108
40,000	News America, Inc. — 144A, 6.65%, 11/15/37	40,470
60,000	Rogers Cable, Inc. (Canada), 6.75%, 03/15/15	59,849
450,000	Time Warner Cable, Inc., 5.85%, 05/01/17	431,488
180,000	Time Warner Entertainment, 8.38%, 07/15/33	203,102
720,000	Time Warner, Inc., 6.88%, 05/01/12 (5)	743,939
290,000	Time Warner, Inc., 7.70%, 05/01/32 (5)	306,170

		4,881,123

	Chemicals — 0.0%
60,000	Georgia Gulf Corp., 9.50%, 10/15/14 (8)	46,650
44,000	Westlake Chemical Corp., 6.63%, 01/15/16	38,720

		85,370

	Computer Equipment, Software and Services — 0.2%
530,000	Electronic Data Systems, 7.13%, 10/15/09 (5)	540,749
20,000	Sungard Data Systems, Inc., 9.13%, 08/15/13	20,300
100,000	Sungard Data Systems, Inc., 10.25%, 08/15/15	101,000

		662,049

	Consumer Goods and Services — 0.0%
190,000	Reynolds American, Inc., 6.75%, 06/15/17	193,128

	Containers and Packaging — 0.0%
110,000	Graham Packaging Company, LP, 8.50%, 10/15/12	99,550
45,000	Graham Packaging Company, LP, 9.88%, 10/15/14	38,025

		137,575

	Electronics — 0.0%
15,000	NXP BV/NXP Funding LLC (the Netherlands), 7.88%, 10/15/14	13,800
105,000	NXP BV/NXP Funding LLC (the Netherlands), 9.50%, 10/15/15 (8)	86,625

		100,425

	Environmental Waste Management and Recycling Services — 0.2%
600,000	Waste Management, Inc., 6.38%, 11/15/12	623,703

	Equipment Rental and Leasing — 0.1%
440,000	International Lease Finance Corp. E-Capital Trust II — 144A, Variable Rate, 6.25%, 12/21/65 (1)	393,778

	Funeral Services — 0.0%
50,000	Service Corp. International, 7.63%, 10/01/18	50,500
55,000	Service Corp. International, 7.50%, 04/01/27	47,025

		97,525

	Insurance — 0.5%
130,000	American International Group, Inc., Series MTNG, 5.85%, 01/16/18 (5)	127,809
20,000	ASIF Global Financing XIX — 144A, 4.90%, 01/17/13 (5)	19,718
600,000	Merna Reinsurance, Ltd., Series B — 144A (Bermuda), Floating Rate, 4.45%, 07/07/10 (2)	547,380
1,140,000	MetLife, Inc., Variable Rate, 6.40%, 12/15/36 (1)	908,477
670,000	The Travelers Companies, Inc., Variable Rate, 6.25%, 03/15/37 (1)	591,928

		2,195,312

	Leisure and Recreation — 0.1%
15,000	Boyd Gaming Corp., 6.75%, 04/15/14	12,375
40,000	Boyd Gaming Corp., 7.13%, 02/01/16 (8)	32,400
60,000	Inn of The Mountain Gods, 12.00%, 11/15/10	58,500
60,000	Mandalay Resort Group, 9.50%, 08/01/08	60,300
155,000	MGM MIRAGE, 7.63%, 01/15/17	141,825
30,000	River Rock Entertainment Authority, 9.75%, 11/01/11	30,000
140,000	Station Casinos, Inc., 7.75%, 08/15/16	113,400

		448,800

	Machinery — 0.0%
60,000	Terex Corp., 7.38%, 01/15/14	59,700

	Manufacturing — 0.1%
120,000	Tyco International Group SA (Luxembourg), 6.38%, 10/15/11	119,672
440,000	Tyco International Group SA (Luxembourg), 6.00%, 11/15/13	442,354

		562,026

See notes to portfolios of investments.

TOTAL RETURN BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008
(Unaudited)

Principal		Value

	Corporate Bonds and Notes (continued)

	Medical Equipment, Supplies, and Services — 0.5%
$190,000	Community Health Systems, Inc., 8.88%, 07/15/15	$191,663
230,000	DaVita, Inc., 6.63%, 03/15/13	224,250
56,000	HCA, Inc., 6.25%, 02/15/13	49,000
110,000	HCA, Inc., 6.75%, 07/15/13	97,900
50,000	HCA, Inc., 9.13%, 11/15/14	51,625
3,000	HCA, Inc., 6.50%, 02/15/16	2,543
100,000	HCA, Inc., 9.25%, 11/15/16	104,000
707,000	HCA, Inc., 9.63%, 11/15/16 (12)	735,279
555,000	Tenet Healthcare Corp., 9.88%, 07/01/14	539,738
50,000	WellPoint, Inc., 5.88%, 06/15/17	49,022

		2,045,020

	Metals and Mining — 0.5%
320,000	Freeport-McMoRan Copper & Gold, Inc., 8.38%, 04/01/17	340,400
155,000	Steel Dynamics, Inc. — 144A, 7.38%, 11/01/12	157,325
105,000	Steel Dynamics, Inc., 6.75%, 04/01/15	103,425
1,304,000	Vale Overseas, Ltd. (Cayman Islands), 6.88%, 11/21/36	1,278,852

		1,880,002

	Office Equipment, Supplies, and Services — 0.0%
30,000	Xerox Corp., 6.75%, 02/01/17	31,721

	Oil, Coal and Gas — 3.9%
740,000	Anadarko Finance Company, Series B, 7.50%, 05/01/31 (5)	834,985
1,360,000	Anadarko Petroleum Corp., 6.45%, 09/15/36 (5)	1,389,504
360,000	Apache Corp., 5.25%, 04/15/13 (5)	377,346
950,000	Apache Corp., 5.63%, 01/15/17 (5)	992,741
250,000	Chesapeake Energy Corp., 7.75%, 01/15/15	258,750
60,000	Chesapeake Energy Corp., 6.38%, 06/15/15	58,500
195,000	Complete Production Services, Inc., 8.00%, 12/15/16	188,175
210,000	Conoco, Inc., 6.95%, 04/15/29 (5)	239,819
305,000	Dynegy Holdings, Inc., 7.75%, 06/01/19	286,700
1,660,000	El Paso Corp., 7.00%, 06/15/17	1,715,624
19,000	El Paso Corp., Series MTN, 7.80%, 08/01/31	19,603
92,000	El Paso Corp., Series MTN, 7.75%, 01/15/32	94,947
110,000	El Paso Natural Gas, 8.38%, 06/15/32 (5)	125,476
770,000	Gaz Capital (Gazprom) — 144A (Luxembourg), 6.51%, 03/07/22	688,188
80,000	Hess Corp., 7.88%, 10/01/29 (5)	95,205
440,000	Hess Corp., 7.30%, 08/15/31 (5)	497,206
760,000	Intergas Finance BV — 144A (the Netherlands), 6.38%, 05/14/17	665,000
200,000	Kerr-McGee Corp., 6.95%, 07/01/24	212,549
295,000	Kerr-McGee Corp., 7.88%, 09/15/31	346,449
310,000	Key Energy Services, Inc. — 144A, 8.38%, 12/01/14	310,775
30,000	Kinder Morgan Energy Partners LP, 6.30%, 02/01/09	30,593
600,000	Kinder Morgan Energy Partners LP, 6.75%, 03/15/11	628,989
260,000	Kinder Morgan Energy Partners LP, 6.00%, 02/01/17	259,183
110,000	Kinder Morgan Energy Partners LP, Series MTN, 6.95%, 01/15/38	108,285
160,000	OPTI Canada, Inc. (Canada), 7.88%, 12/15/14	157,200
120,000	OPTI Canada, Inc. (Canada), 8.25%, 12/15/14	119,400
45,000	Peabody Energy Corp., Series B, 6.88%, 03/15/13	45,900
1,300,000	Pemex Project Funding Master Trust, 6.63%, 06/15/35	1,346,965
120,000	Pemex Project Funding Master Trust — 144A, 6.63%, 06/15/35	124,785
720,000	Petrobas International Finance Company (Cayman Islands), 6.13%, 10/06/16	721,584
25,000	Semgroup LP — 144A, 8.75%, 11/15/15	23,000
5,000	Southern Natural Gas, 8.00%, 03/01/32	5,488
60,000	Southern Natural Gas — 144A, 5.90%, 04/01/17	58,952
65,000	Suburban Propane Partners, 6.88%, 12/15/13	63,700

See notes to portfolios of investments.

TOTAL RETURN BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008
(Unaudited)

Principal		Value

	Corporate Bonds and Notes (continued)
	Oil, Coal and Gas (continued)

$20,000	Tennessee Gas Pipeline, 7.63%, 04/01/37	$21,046
370,000	Williams Companies, Inc., 7.88%, 09/01/21	402,838
380,000	Williams Companies, Inc., 7.75%, 06/15/31	405,650
130,000	Williams Companies, Inc., 8.75%, 03/15/32	150,800
840,000	Williams Companies, Inc., Series A, 7.50%, 01/15/31	879,900
550,000	XTO Energy, Inc., 7.50%, 04/15/12	609,695
340,000	XTO Energy, Inc., 5.65%, 04/01/16	349,344
10,000	XTO Energy, Inc., 6.25%, 08/01/17	10,680

		15,921,519

	Paper and Forest Products — 0.2%
820,000	Weyerhaeuser Company, 6.75%, 03/15/12	862,913

	Pharmaceuticals/Research and Development — 0.2%
200,000	Abbott Laboratories, 5.60%, 11/30/17 (5)	209,631
280,000	FMC Finance III SA (Luxembourg), 6.88%, 07/15/17	281,400
470,000	Wyeth, 5.95%, 04/01/37	460,777

		951,808

	Printing and Publishing — 0.1%
440,000	Idearc, Inc., 8.00%, 11/15/16	287,100
40,000	Sun Media Corp. (Canada), 7.63%, 02/15/13	38,000
80,000	TL Acquisitions, Inc. — 144A, 10.50%, 01/15/15	69,200

		394,300

	Private Asset Backed: Banks and Financial Services — 0.4%
140,000	Morgan Stanley Capital I, Series 2005-HQ6, Class A4A, 4.99%, 08/13/42	137,814
630,000	Morgan Stanley Capital I, Series 2006-IQ12, Class A4, 5.33%, 12/15/43	614,115
750,000	Morgan Stanley Capital I, Series 2007-IQI4, Class A4, 5.69%, 04/15/49	740,127

		1,492,056

	Private Asset Backed: Credit Cards — 0.4%
1,530,000	Washington Mutual Master Note Trust — 144A, Series 2006-A3A, Class A3, Floating Rate, 2.85%, 09/15/13 (3)	1,458,161

	Private Asset Backed: Mortgage and Home Equity — 21.1%
715,148	AAMES Mortgage Investment Trust — 144A, Series 2005-3, Class A1, Floating Rate, 2.75%, 08/25/35 (3)	699,393
184,725	Accredited Mortgage Loan Trust, Series 2005-3, Class A1, Floating Rate, 2.84%, 09/25/35 (3)	176,768
75,096	Adjustable Rate Mortgage Trust, Series 2004-2, Class 7A2, Floating Rate, 3.02%, 02/25/35 (3)	62,524
45,397	Adjustable Rate Mortgage Trust, Series 2004-5, Class 7A2, Floating Rate, 2.98%, 04/25/35 (3)	36,094
1,728,050	American Home Mortgage Assets Trust, Series 2006-2, Class 2A1, Floating Rate, 2.79%, 09/25/46 (3)	1,305,405
291,941	American Home Mortgage Investment Trust, Series 2005-4, Class 1A1, Floating Rate, 2.89%, 11/25/45 (3)	229,638
1,214,000	Banc of America Commercial Mortgage, Inc., Series 2005-3, Class A4, 4.67%, 07/10/43 (5)	1,174,763
280,000	Banc of America Commercial Mortgage, Inc., Series 2007-3, Class A4, Floating Rate, 5.84%, 06/10/49 (3)(5)	276,999
1,030,710	Banc of America Funding Corp., Series 2005-E, Class 4A1, 4.11%, 03/20/35 (5)	1,034,054
642,818	Banc of America Mortgage Securities, Series 2003-I, Class 2A5, Floating Rate, 4.14%, 10/25/33 (3)	638,707
561,105	Banc of America Mortgage Securities, Series 2005-A, Class 2A1, 4.46%, 02/25/35 (5)	534,707
241,593	Bear Stearns ALT-A Trust, Series 2004-11, Class 2A2, Floating Rate, 6.91%, 11/25/34 (3)	187,293
3,023,289	Bear Stearns Mortgage Funding Trust, Series 2006-AR1, Class 2A2, Floating Rate, 2.86%, 08/25/36 (3)	1,632,516

See notes to portfolios of investments.

TOTAL RETURN BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008
(Unaudited)

Principal		Value

	Corporate Bonds and Notes (continued)
	Private Asset Backed: Mortgage and Home Equity (continued)

$1,141,102	Bear Stearns Mortgage Funding Trust, Series 2006-AR5, Class 1A1, Floating Rate, 2.76%, 12/25/36 (3)	$869,026
1,711,718	Bear Stearns Mortgage Funding Trust, Series 2006-AR5, Class 1A2, Floating Rate, 2.81%, 12/25/36 (3)	1,074,171
1,734,534	Bear Stearns Second Lien Trust — 144A, Series 2007-SV1A, Class A3, Floating Rate, 2.85%, 12/25/36 (3)	1,213,584
6,608,398	Bear Stearns Structured Products, Inc. — 144A, Series 2007-R11, Class A1A, Floating Rate, 3.25%, 09/27/37 (3)	6,294,432
2,736,492	Countrywide Alternative Loan Trust, Series 2005-36, Class 2A1A, Floating Rate, 2.91%, 08/25/35 (3)	2,092,735
325,445	Countrywide Alternative Loan Trust, Series 2005-36, Class 3A1, Floating Rate, 4.94%, 08/25/35 (3)(5)	239,407
735,396	Countrywide Alternative Loan Trust, Series 2005-38, Class A3, Floating Rate, 2.95%, 09/25/35 (3)	582,267
158,149	Countrywide Alternative Loan Trust, Series 2005-44, Class 1A1, Floating Rate, 2.93%, 10/25/35 (3)	122,343
2,216,479	Countrywide Alternative Loan Trust, Series 2005-51, Class 3A3A, Floating Rate, 2.86%, 11/20/35 (3)	1,783,087
342,437	Countrywide Alternative Loan Trust, Series 2005-59, Class 1A1, Floating Rate, 2.87%, 11/20/35 (3)	271,561
775,106	Countrywide Alternative Loan Trust, Series 2005-72, Class A1, Floating Rate, 2.87%, 01/25/36 (3)	604,468
1,219,106	Countrywide Alternative Loan Trust, Series 2005-J12, Class 2A1, Floating Rate, 2.87%, 08/25/35 (3)	847,975
991,748	Countrywide Alternative Loan Trust, Series 2006-OA2, Class A5, Floating Rate, 2.77%, 05/20/46 (3)	662,906
454,283	Countrywide Alternative Loan Trust, Series 2006-OA6, Class 1A1A, Floating Rate, 2.81%, 07/25/46 (3)	297,357
4,362	Countrywide Asset-Backed Certificates, Series 2005-11, Class AF1, Floating Rate, 2.78%, 02/25/36 (3)	4,356
79,995	Countrywide Asset-Backed Certificates, Series 2005-4, Class AF3, 4.46%, 10/25/35	79,111
532,892	Countrywide Home Equity Loan Trust — 144A, Series 2006-RES, Class 4Q1B, Floating Rate, 3.12%, 12/15/33 (3)	338,221
174,392	Countrywide Home Equity Loan Trust, Series 2005-G, Class 2A, Floating Rate, 3.05%, 12/15/35 (3)	114,727
344,084	Countrywide Home Loans — 144A, Series 2005-R3, Class AF, Floating Rate, 3.00%, 09/25/35 (3)	293,980
620,829	Countrywide Home Loans, Series 2003-60, Class 1A1, Floating Rate, 4.73%, 02/25/34 (3)(5)	583,196
180,234	Countrywide Home Loans, Series 2004-23, Class A, Floating Rate, 6.14%, 11/25/34 (3)	155,102
513,130	Countrywide Home Loans, Series 2005-3, Class 1A2, Floating Rate, 2.89%, 04/25/35 (3)	405,940
350,470	Credit Suisse Mortgage Capital Certificates — 144A, Series 2006-CF2, Class A1, Floating Rate, 2.86%, 05/25/36 (3)	280,278
3,110,000	Credit Suisse Mortgage Capital Certificates, Series 2006-C4, Class A3, 5.47%, 09/15/39 (5)	3,064,578
1,003,390	CS First Boston Mortgage Securities Corp., Series 2004-AR5, Class 7A2, Floating Rate, 4.60%, 06/25/34 (3)(5)	1,009,193
310,000	GE Capital Commercial Mortgage Corp., Series 2005-C4, Class A4, Floating Rate, 5.51%, 11/10/45 (3)	311,945
210,000	GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A4, 5.54%, 12/10/49	205,806
1,000,000	GMAC Commercial Mortgage Securities, Inc. Series 2006-C1, Class A4, 5.24%, 11/10/45	980,246

See notes to portfolios of investments.

TOTAL RETURN BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008
(Unaudited)

Principal		Value

	Corporate Bonds and Notes (continued)
	Private Asset Backed: Mortgage and Home Equity (continued)

$58,729	GMAC Mortgage Corp. Loan Trust, Series 2003-AR2, Class 1A1, Floating Rate, 7.50%, 12/19/33 (3)	$59,175
290,815	GMAC Mortgage Corp. Loan Trust, Series 2005-AR1, Class 3A, Floating Rate, 4.65%, 03/18/35 (3)	293,023
500,635	Greenpoint Mortgage Funding Trust, Series 2006-AR4, Class A1A, Floating Rate, 2.70%, 09/25/46 (3)	427,078
1,421,370	Greenpoint Mortgage Funding Trust, Series 2007-AR1, Class 1A1A, Floating Rate, 2.68%, 02/25/47 (3)	1,046,746
200,000	GS Mortgage Securities Corp. II, Series 2005-GG4, Class AABA, 4.68%, 07/10/39	191,997
2,710,482	Harborview Mortgage Loan Trust, Series 2006-10, Class 2A1A, Floating Rate, 2.74%, 11/19/36 (3)	2,066,076
126,209	Impac CMB Trust, Series 2004-6, Class 1A1, Floating Rate, 3.40%, 10/25/34 (3)	95,818
1,557,728	IndyMac INDA Mortgage Loan Trust, Series 2007-AR7, Class 1A1, Floating Rate, 6.26%, 09/25/37 (3)	1,490,747
2,576,591	IndyMac Index Mortgage Loan Trust, Series 2005-AR14, Class 2A1A, Floating Rate, 2.90%, 07/25/35 (3)	2,006,058
107,363	IndyMac Index Mortgage Loan Trust, Series 2005-AR15, Class A2, 5.10%, 09/25/35	82,572
2,184,194	IndyMac Index Mortgage Loan Trust, Series 2007-AR15, Class 2A1, Floating Rate, 5.99%, 08/25/37 (3)	1,376,042
2,590,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A4, Floating Rate, 6.01%, 06/15/49 (3)	2,592,756
630,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A3, 5.42%, 01/15/49	610,949
994,113	JPMorgan Mortgage Trust, Series 2004-A1, Class 1A1, Floating Rate, 4.80%, 02/25/34 (3)	903,828
289,822	JPMorgan Mortgage Trust, Series 2004-A3, Class 1A1, Floating Rate, 4.30%, 07/25/34 (3)	292,360
745,578	JPMorgan Mortgage Trust, Series 2006-A2, Class 5A1, Floating Rate, 3.75%, 11/25/33 (3)	703,503
900,000	LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A5, 4.74%, 07/15/30	874,311
100,000	LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class AAB, 4.66%, 07/15/30	95,025
200,000	LB-UBS Commercial Mortgage Trust, Series 2005-C5, Class A4, 4.95%, 09/15/40	196,606
220,483	Lehman XS Trust, Series 2005-5N, Class 1A1, Floating Rate, 2.90%, 11/25/35 (3)	173,073
1,312,791	Lehman XS Trust, Series 2005-5N, Class 3A1A, Floating Rate, 2.90%, 11/25/35 (3)	1,034,949
175,580	Lehman XS Trust, Series 2005-7N, Class 1A1B, Floating Rate, 2.90%, 12/25/35 (3)	120,118
458,134	Lehman XS Trust, Series 2006-GP4, Class 3A1A, Floating Rate, 2.67%, 08/25/46 (3)	424,169
1,126,535	Lehman XS Trust, Series 2007-2N, Class 3A1, Floating Rate, 2.69%, 02/25/37 (3)	1,023,843
1,475,039	Master Adjustable Rate Mortgages Trust, Series 2006-OA2, Class 1A1, Floating Rate, 5.13%, 12/25/46 (3)	1,041,835
280,000	Merrill Lynch Countrywide Commercial Mortgage Trust, Series 2007-5, Class A4, 5.38%, 08/12/48	271,469
370,000	Merrill Lynch Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4, 5.49%, 03/12/51	360,581
1,179,213	Merrill Lynch Mortgage Investors Trust, Series 2004-A1, Class 2A1, Floating Rate, 4.58%, 02/25/34 (3)	1,115,411
937,928	Merrill Lynch Mortgage Investors Trust, Series 2004-A3, Class 4A3, Floating Rate, 5.03%, 05/25/34 (3)	849,257
2,202,019	Merrill Lynch Mortgage Investors Trust, Series 2007-SD1, Class A1, Floating Rate, 3.05%, 02/25/47 (3)	1,831,223

See notes to portfolios of investments.

TOTAL RETURN BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008
(Unaudited)

Principal		Value

	Corporate Bonds and Notes (continued)
	Private Asset Backed: Mortgage and Home Equity (continued)

$500,000	Merrill Lynch Mortgage Investors, Inc., Series 2005-A4, Class 2A2, 4.46%, 07/25/35	$510,733
400,000	Merrill Lynch Mortgage Investors, Inc., Series 2005-A5, Class A3, 4.44%, 06/25/35	373,010
330,000	Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4, Floating Rate, 5.84%, 05/12/39 (3)	332,869
153,981	MLCC Mortgage Investors, Inc., Series 2003-F, Class A1, Floating Rate, 2.92%, 10/25/28 (3)	149,876
596,217	Morgan Stanley Mortgage Loan Trust, Series 2004-8AR, Class 4A2, Floating Rate, 5.36%, 10/25/34 (3)	576,539
481,785	Prime Mortgage Trust — 144A, Series 2006-DR1, Class 1A1, 5.50%, 05/25/35	475,556
222,423	Prime Mortgage Trust — 144A, Series 2006-DR1, Class 1A2, 6.00%, 05/25/35	221,346
1,138,338	Prime Mortgage Trust — 144A, Series 2006-DR1, Class 2A1, 5.50%, 05/25/35	1,118,645
955,851	Prime Mortgage Trust — 144A, Series 2006-DR1, Class 2A2, 6.00%, 05/25/35	941,924
2,399,785	RAAC — 144A, Series 2007-RP4, Class A, Floating Rate, 2.95%, 11/25/46 (3)	2,165,589
1,500,000	Renaissance Home Equity Loan Trust, Series 2007-2, Class AF6, 5.88%, 06/25/37	1,323,922
1,092,488	Residential Accredited Loans, Inc., Series 2006-QO10, Class A1, Floating Rate, 2.76%, 01/25/37 (3)	799,474
1,290,266	Residential Accredited Loans, Inc., Series 2007-QO1, Class A1, Floating Rate, 2.75%, 02/25/37 (3)	967,580
2,445,815	Residential Accredited Loans, Inc., Series 2007-QO4, Class A1A, Floating Rate, 2.79%, 05/25/47 (3)	1,837,356
2,700,000	Securitized Asset Backed Receivables LLC, Series 2007-BR3, Class A2B, Floating Rate, 2.82%, 04/25/37 (3)	1,905,445
979,680	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-20, Class 3A1, Floating Rate, 5.36%, 01/25/35 (3)	935,655
1,531,535	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-15, Class 1A1, 5.06%, 07/25/35	1,379,545
627,506	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-16XS, Class A1, Floating Rate, 2.94%, 08/25/35 (3)	492,279
849,511	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-19XS, Class 1A1, Floating Rate, 2.92%, 10/25/35 (3)	673,037
141,789	Structured Asset Mortgage Investments, Inc., Series 2003-AR4, Class A1, Floating Rate, 2.91%, 01/19/34 (3)	117,185
453,999	Structured Asset Mortgage Investments, Inc., Series 2006-AR6, Class 1A3, Floating Rate, 2.79%, 07/25/46 (3)	307,523
2,598,898	Structured Asset Securities Corp. — 144A, Series 2007-TC1, Class A, Floating Rate, 2.90%, 04/25/31 (3)	1,947,848
894,215	Thornburg Mortgage Securities Trust, Series 2005-4, Class A4, Floating Rate, 2.80%, 12/25/08 (3)	892,116
670,222	Thornburg Mortgage Securities Trust, Series 2006-1, Class A3, Floating Rate, 2.77%, 01/25/09 (3)	658,150
249,378	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR13, Class A1A1, Floating Rate, 2.89%, 10/25/45 (3)	199,215
276,109	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR15, Class A1A2, Floating Rate, 2.88%, 11/25/45 (3)	218,519
169,421	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR8, Class 2A1A, Floating Rate, 2.89%, 07/25/45 (3)	129,600
3,215,248	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR3, Class A1A, Floating Rate, 5.30%, 05/25/46 (3)	2,362,724

See notes to portfolios of investments.

TOTAL RETURN BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008
(Unaudited)

Principal		Value

	Corporate Bonds and Notes (continued)
	Private Asset Backed: Mortgage and Home Equity (continued)

$1,929,026	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR6, Class 2A, Floating Rate, 5.29%, 08/25/46 (3)	$1,327,440
669,369	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY4, Class 4A1, Floating Rate, 5.50%, 09/25/36 (3)	636,253
2,800,871	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-OA6, Class 1A1B, Floating Rate, 5.14%, 07/25/47 (3)	1,601,818
1,256,267	Zuni Mortgage Loan Trust, Series 2006-OA1, Class A1, Floating Rate, 2.73%, 08/25/36 (3)	1,191,630

		85,191,858

	Private Asset Backed: Other — 0.1%
380,283	SLM Student Loan Trust, Series 2006-5, Class A2, Floating Rate, 3.32%, 07/25/17 (2)	378,055

	Real Estate Development and Services — 0.1%
35,000	Forest City Enterprises, Inc., 7.63%, 06/01/15	33,425
30,000	Forest City Enterprises, Inc., 6.50%, 02/01/17	27,150
520,000	Realogy Corp., 12.38%, 04/15/15 (8)	234,000

		294,575

	Real Estate Investment Trusts — 0.0%
40,000	Host Marriott LP, Series Q, 6.75%, 06/01/16	37,600
10,000	Ventas Realty LP/Ventas Capital Corp., 9.00%, 05/01/12	10,575
30,000	Ventas Realty LP/Ventas Capital Corp., 6.50%, 06/01/16	29,100

		77,275

	Retail — 0.2%
777,750	CVS Caremark Corp. — 144A, 6.94%, 01/10/30 (5)	824,723

	Scientific and Technical Instruments — 0.1%
100,000	Cie Generale de Geophysique (France), 7.50%, 05/15/15	102,000
105,000	Cie Generale de Geophysique (France), 7.75%, 05/15/17	107,100

		209,100

	Semiconductors — 0.1%
435,000	Freescale Semiconductor, Inc., 8.88%, 12/15/14	342,563

	Telecommunications Equipment and Services — 1.6%
340,000	America Movil SAB de CV (Mexico), 5.63%, 11/15/17 (5)	337,829
410,000	AT&T, Inc., 5.10%, 09/15/14	407,876
540,000	AT&T, Inc., 5.50%, 02/01/18 (5)	529,725
10,000	Bellsouth Corp., 4.75%, 11/15/12 (5)	10,039
95,000	Citizens Communications Company, 7.13%, 03/15/19	83,600
100,000	Citizens Communications Company, 7.88%, 01/15/27	86,250
375,000	Deutsche Telecom International Finance BV (the Netherlands), 5.75%, 03/23/16 (5)	371,338
1,290,000	Embarq Corp., 6.74%, 06/01/13 (5)	1,248,764
40,000	Intelsat Bermuda, Ltd. (Bermuda), 9.25%, 06/15/16	40,500
40,000	Intelsat Bermuda, Ltd. (Bermuda), 11.25%, 06/15/16	40,750
50,000	Intelsat Corp., 9.00%, 06/15/16	50,625
320,000	Koninklijke KPN NV (the Netherlands), 8.00%, 10/01/10	343,796
445,000	Koninklijke KPN NV (the Netherlands), 8.38%, 10/01/30	510,588
170,000	Level 3 Financing, Inc., 9.25%, 11/01/14	139,825
300,000	Nextel Communications, Inc., Series E, 6.88%, 10/31/13	237,176
63,000	Qwest Communications International, Inc., Floating Rate, 6.57%, 02/15/09 (2)	62,685
55,000	Qwest Communications International, Inc., Series B, 7.50%, 02/15/14	51,975
150,000	Sprint Capital Corp., 8.38%, 03/15/12	138,863
540,000	Sprint Capital Corp., 6.90%, 05/01/19	426,007
80,000	Sprint Capital Corp., 8.75%, 03/15/32	67,751
390,000	Telecom Italia Capital (Luxembourg), 5.25%, 10/01/15	354,851

See notes to portfolios of investments.

TOTAL RETURN BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008
(Unaudited)

Principal		Value

	Corporate Bonds and Notes (continued)
	Telecommunications Equipment and Services (continued)

$160,000	Verizon Global Funding Corp., 7.38%, 09/01/12	$175,908
560,000	Verizon New York, Inc., Series A, 6.88%, 04/01/12	589,466
165,000	Windstream Corp., 8.63%, 08/01/16	162,938

		6,469,125

	Transportation — 0.1%
40,000	Gulfmark Offshore, Inc., 7.75%, 07/15/14	40,800
130,000	Teekay Shipping Corp. (Marshall Islands), 8.88%, 07/15/11	138,125
180,000	Union Pacific Corp., 5.38%, 05/01/14	185,504

		364,429

	Utilities — 2.5%
67,000	AES Corp., 7.75%, 03/01/14	67,754
210,000	AES Corp., 7.75%, 10/15/15	212,625
1,130,000	AES Corp., 8.00%, 10/15/17	1,149,775
30,000	Dominion Resources, Inc., 4.75%, 12/15/10 (5)	30,722
580,000	Dominion Resources, Inc., 5.70%, 09/17/12 (5)	607,970
590,000	Duke Energy Carolinas, 5.63%, 11/30/12 (5)	627,947
110,000	Edison Mission Energy, 7.00%, 05/15/17	110,000
140,000	Edison Mission Energy, 7.20%, 05/15/19	138,950
50,000	Edison Mission Energy, 7.63%, 05/15/27	47,250
10,000	Energy Future Holdings Corp. — 144A, 10.88%, 11/01/17	10,150
3,490,000	Energy Future Holdings Corp. — 144A, 11.25%, 11/01/17 (12)	3,472,551
370,000	Exelon Corp., 5.63%, 06/15/35 (5)	326,421
650,000	FirstEnergy Corp., Series B, 6.45%, 11/15/11	680,939
515,000	FirstEnergy Corp., Series C, 7.38%, 11/15/31	561,847
75,000	NRG Energy, Inc., 7.25%, 02/01/14	74,250
170,000	NRG Energy, Inc., 7.38%, 02/01/16	167,025
45,000	NRG Energy, Inc., 7.38%, 01/15/17	43,875
620,000	Pacific Gas & Electric Company, 5.63%, 11/30/17	638,100
210,000	Pacific Gas & Electric Company, 6.05%, 03/01/34	206,534
140,000	Pacific Gas & Electric Company, 5.80%, 03/01/37	132,900
440,000	TXU Corp., Series P, 5.55%, 11/15/14	345,770
200,000	TXU Corp., Series Q, 6.50%, 11/15/24	143,016
755,000	TXU Corp., Series R, 6.55%, 11/15/34	536,788

		10,333,159

	Total Corporate Bonds and Notes (Cost $203,970,919)	181,352,254

Shares

	Preferred Stocks — 0.5%
	Banks and Financial Services
1,300	Fannie Mae, Series O, Floating Rate, 7.00% (2)	59,150
31,175	Fannie Mae, Variable Rate, 8.25% (1)(5)	749,759
43,300	Freddie Mac, Series Z, Variable Rate, 8.38% (1)(5)	1,056,520

	Total Preferred Stocks (Cost $1,931,035)	1,865,429

Principal

	Convertible Bonds — 0.0%
	Automobiles/Motor Vehicles, Automotive Equipment and Repairs
$30,000	Ford Motor Company, 4.25%, 12/15/36 (Cost $30,000)	25,875

	Municipal Bonds — 0.1%
	Virginia
581,437	Virginia State Housing Development Authority, Series C, Revenue Bond, 6.00%, 06/25/34 (Cost $572,054)	581,524

	Foreign Government Obligations — 0.4%
1,044,100	Russian Federation (Russia), 7.50%, 03/31/30	1,204,039
8,000	United Mexican States (Mexico), 5.63%, 01/15/17	8,428

See notes to portfolios of investments.

TOTAL RETURN BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008
(Unaudited)

Principal		Value

	Foreign Government Obligations (continued)

$439,000	United Mexican States, Series MTNA, (Mexico), 6.75%, 09/27/34	$490,802

	Total Foreign Government Obligations (Cost $1,600,759)	1,703,269

	Securities Lending Collateral — 9.4%
38,100,022	Securities Lending Collateral Investment (Note 3) (Cost $38,100,022)	38,100,022

	Total Securities (Cost $492,555,632)	476,068,660

	Repurchase Agreements — 20.2%
82,247,041	With State Street Bank and Trust, dated 03/31/08, 1.88%, due 04/01/08, repurchase proceeds at maturity $82,251,336 (Collateralized by various Fannie Mae Adjustable Rate Mortgages, 3.64%-6.33%, due 12/25/33-03/01/34, with a total value of $61,764,519, and various Freddie Mac Adjustable Rate Mortgages, 4.22%-4.30%, due 01/01/34-03/01/34, with a total value of $22,127,794) (Cost $82,247,041)	82,247,041

	Total Investments before Call and Put Options Written — 137.3% (Cost $574,802,673)	558,315,701

Contracts

	Call Options Written — (0.0)%
(52)	90 Day Euro September Future, Expiring September 2008 @ 97.25	(89,700)
(103)	US Treasury Note (10 Year) June Future, Expiring May 2008 @ 121	(86,906)

	Total Call Options Written (Premium $86,800)	(176,606)

	Put Options Written — (0.0)%
(71)	US Treasury Note (10 Year) June Future, Expiring May 2008 @ 113 (Premium $96,161)	(9,984)

	Total Investments net of Call and Put Options Written — 137.3% (Cost $574,619,712)	558,129,111
	Liabilities less other assets — (37.3)%	(151,546,977)

	Net Assets — 100.0%	$406,582,134

The aggregate cost of securities for federal income tax purposes at March 31, 2008 is $574,802,673.

The following amounts are based on cost for federal income tax purposes:

Gross unrealized appreciation	$7,307,820
Gross unrealized depreciation	(23,794,792)

Net unrealized depreciation	$(16,486,972)

See summary of footnotes and abbreviations to portfolios.

See notes to portfolios of investments.

HIGH YIELD BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS

March 31, 2008
(Unaudited)

Principal		Value

	Corporate Bonds and Notes — 75.9%
	Advertising — 1.0%
$470,000	Affinion Group, Inc., 10.13%, 10/15/13	$469,413
945,000	Affinion Group, Inc., 11.50%, 10/15/15	916,650
1,305,000	RH Donnelley Corp., 6.88%, 01/15/13	802,575
5,285,000	RH Donnelley Corp. — 144A, 8.88%, 10/15/17	3,329,550

		5,518,188

	Aerospace and Defense — 0.8%
2,460,000	DRS Technologies, Inc., 7.63%, 02/01/18	2,472,300
1,975,000	Transdigm, Inc., 7.75%, 07/15/14	1,984,875

		4,457,175

	Airlines — 0.1%
454,392	Continental Airlines, Inc., Series 2001-1, 7.03%, 06/15/11	408,953

	Apparel: Manufacturing and Retail — 1.9%
2,060,000	Levi Strauss & Company, 9.75%, 01/15/15	2,062,575
415,000	Levi Strauss & Company, 8.88%, 04/01/16	398,400
3,265,000	Oxford Industries, Inc., 8.88%, 06/01/11	3,118,075
4,140,000	Perry Ellis International, Inc., Series B, 8.88%, 09/15/13	3,974,400
655,000	Phillips Van-Heusen Corp., 7.25%, 02/15/11	655,000
685,000	Phillips Van-Heusen Corp., 8.13%, 05/01/13	698,700

		10,907,150

	Automobile: Rental — 0.2%
430,000	Neff Corp., 10.00%, 06/01/15	206,400
960,000	RSC Equipment Rental, Inc., 9.50%, 12/01/14	806,400

		1,012,800

	Automobiles/Motor Vehicles, Automotive Equipment and Repairs — 2.0%
1,700,000	Allison Transmission, Inc. — 144A, 11.00%, 11/01/15	1,487,500
760,000	American Axle and Manufacturing, Inc., 7.88%, 03/01/17	647,900
395,000	Commercial Vehicle Group, 8.00%, 07/01/13	325,875
3,735,000	General Motors Corp., 6.38%, 05/01/08	3,706,987
2,725,000	General Motors Corp., 7.20%, 01/15/11	2,282,188
745,000	KAR Holdings, Inc., Floating Rate, 7.24%, 05/01/14 (2)	618,350
215,000	KAR Holdings, Inc., 8.75%, 05/01/14	192,425
1,130,000	Tenneco Automotive, Inc., Series B, 10.25%, 07/15/13	1,203,450
645,000	Tenneco, Inc. — 144A, 8.13%, 11/15/15	643,388

		11,108,063

	Banks and Financial Services — 3.6%
2,050,000	E*TRADE Financial Corp., 7.88%, 12/01/15	1,465,750
1,465,000	Ford Motor Credit Company LLC, 7.88%, 06/15/10	1,277,999
100,000	Ford Motor Credit Company LLC, 9.88%, 08/10/11	89,236
535,000	Ford Motor Credit Company LLC, 5.80%, 01/12/09	509,780
4,090,000	Ford Motor Credit Company LLC, 7.38%, 10/28/09	3,727,851
2,800,000	Ford Motor Credit Company LLC, 9.75%, 09/15/10	2,495,452
335,000	Ford Motor Credit Company LLC, 7.38%, 02/01/11	279,512
2,795,000	Ford Motor Credit Company LLC, 7.80%, 06/01/12	2,307,451
1,210,000	GMAC LLC, Floating Rate, 4.32%, 05/15/09 (2)	1,034,470
1,770,000	GMAC LLC, 7.75%, 01/19/10	1,531,593
760,000	GMAC LLC, 7.25%, 03/02/11	598,762
480,000	Hawker Beechcraft Acquisition Company LLC, 8.50%, 04/01/15	495,600
2,670,000	Hawker Beechcraft Acquisition Company LLC, 9.75%, 04/01/17	2,670,000
325,000	Nuveen Investments, Inc., 5.00%, 09/15/10	282,750
2,145,000	Nuveen Investments, Inc. — 144A, 10.50%, 11/15/15	1,850,063

		20,616,269

	Broadcast Services/Media — 2.7%
4,705,000	Cablevision Systems Corp., Series B, 8.00%, 04/15/12	4,599,138
5,970,000	CCO Holdings LLC/Capital Corp., 8.75%, 11/15/13	5,134,199
1,850,000	Charter Communications Operating LLC/Capital Corp. — 144A, 10.88%, 09/15/14	1,831,500
1,235,000	Kabel Deutschland GMBH (Germany), 10.63%, 07/01/14	1,218,019

See notes to portfolios of investments.

HIGH YIELD BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008
(Unaudited)

Principal		Value

	Corporate Bonds and Notes (continued)
	Broadcast Services/Media (continued)

$570,000	LBI Media, Inc., zero coupon, 10/15/13 (7)	$468,113
1,715,000	Mediacom Broadband LLC/Mediacom Broadband Corp., 8.50%, 10/15/15	1,449,175
605,000	Rainbow National Services LLC — 144A, 10.38%, 09/01/14	644,325

		15,344,469

	Business Services and Supplies — 0.4%
2,050,000	CEVA Group PLC — 144A (United Kingdom), 10.00%, 09/01/14	1,993,625

	Chemicals — 0.8%
1,410,000	Ineos Group Holdings PLC — 144A (United Kingdom), 8.50%, 02/15/16	1,103,325
830,000	Nova Chemicals Corp. (Canada), Floating Rate, 7.86%, 11/15/13 (11)	699,275
2,600,000	Reichhold Industries, Inc. — 144A, 9.00%, 08/15/14	2,561,000

		4,363,600

	Computer Equipment, Software and Services — 1.1%
4,430,000	Ceridian Corp. — 144A, 11.25%, 11/15/15	3,798,725
1,800,000	Interface, Inc., 10.38%, 02/01/10	1,890,000
170,000	Interface, Inc., 9.50%, 02/01/14	176,800
575,000	Sungard Data Systems, Inc., 9.13%, 08/15/13	583,625

		6,449,150

	Construction Services and Supplies — 1.5%
775,000	ESCO Corp. — 144A, Floating Rate, 6.68%, 12/15/13 (2)	670,375
775,000	ESCO Corp. — 144A, 8.63%, 12/15/13	755,625
650,000	Interline Brands, Inc., 8.13%, 06/15/14	624,000
3,755,000	Nortek, Inc., 8.50%, 09/01/14	2,797,475
1,985,000	NTK Holdings, Inc., zero coupon, 03/01/14 (7)	972,650
3,025,000	Panolam Industries International, 10.75%, 10/01/13	2,359,500
330,000	Stanley-Martin Communities LLC, 9.75%, 08/15/15	160,050

		8,339,675

	Consumer Goods and Services — 1.8%
3,365,000	Amscan Holdings, Inc., 8.75%, 05/01/14	2,969,613
6,090,000	Yankee Acquisition Corp., Series B, 8.50%, 02/15/15	4,948,125
2,580,000	Yankee Acquisition Corp., Series B, 9.75%, 02/15/17	2,064,000

		9,981,738

	Containers and Packaging — 2.0%
1,055,000	Intertape Polymer US, Inc., 8.50%, 08/01/14	880,925
400,000	Jefferson Smurfit Corp., 7.50%, 06/01/13	346,000
1,111,021	Pliant Corp., 11.85%, 06/15/09 (14)	1,055,224
1,590,000	Smurfit-Stone Container Corp., 8.38%, 07/01/12	1,446,900
1,180,000	Smurfit-Stone Container Corp., 8.25%, 10/01/12	1,069,375
8,045,000	Stone Container, 8.00%, 03/15/17	6,798,025

		11,596,449

	Distribution — 0.8%
2,045,000	Sally Holdings LLC, 9.25%, 11/15/14	2,050,113
2,435,000	Sally Holdings LLC, 10.50%, 11/15/16	2,264,550

		4,314,663

	Diversified Operations and Services — 0.1%
835,000	ARAMARK Services, Inc., 8.50%, 02/01/15	841,263

	Education — 1.0%
3,135,000	Education Management LLC, 8.75%, 06/01/14	2,664,750
3,960,000	Education Management LLC, 10.25%, 06/01/16	3,168,000

		5,832,750

	Electronics — 0.3%
550,000	Muzak LLC, 10.00%, 02/15/09	519,063
1,070,000	NXP BV/NXP Funding LLC (the Netherlands), 7.88%, 10/15/14	984,400

		1,503,463

	Energy Services — 0.1%
475,000	Verasun Energy Corp., 9.88%, 12/15/12	441,750

	Engineering — 0.1%
740,000	Alion Science & Technology Corp., 10.25%, 02/01/15	421,800

See notes to portfolios of investments.

HIGH YIELD BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008
(Unaudited)

Principal		Value

	Corporate Bonds and Notes (continued)

	Environmental Waste Management and Recycling Services — 0.6%
$2,025,000	Aleris International, Inc., 9.00%, 12/15/14 (12)	$1,488,375
510,000	Aleris International, Inc., 10.00%, 12/15/16	326,400
1,800,000	Waste Services, Inc., 9.50%, 04/15/14	1,732,500

		3,547,275

	Equipment Rental and Leasing — 0.0%
215,000	United Rentals North America, Inc., 6.50%, 02/15/12	195,650

	Food and Beverage — 1.4%
3,725,000	ASG Consolidated LLC/ASG Finance, Inc., zero coupon, 11/01/11 (7)	3,371,125
2,810,000	Dole Foods Company, Inc., 8.63%, 05/01/09	2,458,750
2,070,000	Dole Foods Company, Inc., 7.25%, 06/15/10	1,604,250
420,000	Pierre Foods, Inc., 9.88%, 07/15/12	233,100

		7,667,225

	Funeral Services — 0.1%
325,000	Service Corp. International, 7.00%, 06/15/17	315,250

	Insurance — 0.6%
1,120,000	Alliant Holdings I, Inc. — 144A, 11.00%, 05/01/15	901,600
2,825,000	Multiplan, Inc. — 144A, 10.38%, 04/15/16	2,599,000

		3,500,600

	Leisure and Recreation — 11.4%
2,465,000	AMC Entertainment, Inc., 8.00%, 03/01/14	2,101,413
3,645,000	AMC Entertainment, Inc., 11.00%, 02/01/16	3,430,856
2,000,000	Buffalo Thunder Development Authority — 144A, 9.38%, 12/15/14	1,510,000
5,275,000	Caesars Entertainment, Inc., 7.88%, 03/15/10	4,971,687
1,105,000	CCM Merger, Inc. — 144A, 8.00%, 08/01/13	933,725
935,000	Chukchansi Economic Development Authority — 144A, Floating Rate, 8.24%, 11/15/12 (11)	813,450
126,058	Eldorado Casino Shreveport, 10.00%, 08/01/12	126,058
5,645,000	Fontainebleau Las Vegas — 144A, 10.25%, 06/15/15	4,007,949
1,420,000	Galaxy Entertainment Finance — 144A (Hong Kong), Floating Rate, 9.83%, 12/15/10 (11)	1,412,900
2,240,000	Galaxy Entertainment Finance — 144A (Hong Kong), 9.88%, 12/15/12	2,234,400
1,555,000	GreekTown Holdings — 144A, 10.75%, 12/01/13	1,422,825
1,245,063	HRP Myrtle Beach Holdings/CA — 144A, 14.50%, 04/01/14 (12)	1,120,557
1,730,000	HRP Myrtle Beach Operations/CA — 144A, Floating Rate, 9.89%, 04/01/12 (11)	1,544,025
945,000	HRP Myrtle Beach Operations/CA — 144A, 12.50%, 04/01/13	850,500
1,810,000	Indianapolis Downs Capital LLC & Capital Corp. — 144A, 11.00%, 11/01/12	1,583,750
2,420,000	Inn of The Mountain Gods, 12.00%, 11/15/10	2,359,500
890,000	Majestic Holdco LLC — 144A, zero coupon, 10/15/11 (7)	540,675
3,365,000	Marquee Holdings, Inc., 12.00%, 08/15/14	2,532,163
1,045,000	MGM MIRAGE, 7.50%, 06/01/16	945,725
235,000	Mohegan Tribal Gaming Authority, 8.00%, 04/01/12	216,200
2,225,000	Mohegan Tribal Gaming Authority, 7.13%, 08/15/14	1,835,625
1,595,000	Mohegan Tribal Gaming Authority, 6.88%, 02/15/15	1,291,950
2,275,000	OED Corp./Diamond JO, 8.75%, 04/15/12	2,013,375
240,000	Pinnacle Entertainment, 8.25%, 03/15/12	227,400
1,605,000	Pinnacle Entertainment, Inc. — 144A, 7.50%, 06/15/15	1,271,963
555,000	Pokagon Gaming Authority — 144A, 10.38%, 06/15/14	588,300
475,000	San Pasqual Casino — 144A, 8.00%, 09/15/13	445,313
995,000	Seminole Hard Rock Entertainment — 144A, Floating Rate, 5.30%, 03/15/14 (2)	793,513
1,940,000	Station Casinos, Inc., 6.00%, 04/01/12	1,600,500
250,000	Station Casinos, Inc., 7.75%, 08/15/16	202,500
1,340,000	The Majestic Star Casino LLC, 9.50%, 10/15/10	1,189,250

See notes to portfolios of investments.

HIGH YIELD BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008
(Unaudited)

Principal		Value

	Corporate Bonds and Notes (continued)
	Leisure and Recreation (continued)

$2,720,000	Travelport LLC, 9.88%, 09/01/14	$2,454,800
5,750,000	Trump Entertainment Resorts, Inc., 8.50%, 06/01/15	3,909,999
2,435,000	Tunica-Biloxi Gaming Authority — 144A, 9.00%, 11/15/15	2,374,125
375,000	Turning Stone Resort Casino — 144A, 9.13%, 09/15/14	360,000
2,130,000	Universal City Development Partners, Ltd., 11.75%, 04/01/10	2,193,900
4,000,000	Universal City Florida, Floating Rate, 7.99%, 05/01/10 (2)	3,899,999
3,670,000	Waterford Gaming LLC/Waterford Gaming Finance — 144A, 8.63%, 09/15/14	3,523,200
640,000	WMG Acquisition Corp., 7.38%, 04/15/14	496,000

		65,330,070

	Machinery — 0.9%
1,680,000	Altra Industrial Motion, Inc., 9.00%, 12/01/11	1,593,901
830,000	Chart Industries, Inc., 9.13%, 10/15/15	817,550
2,585,000	Stewart & Stevenson LLC, 10.00%, 07/15/14	2,494,524

		4,905,975

	Manufacturing — 0.9%
1,000,000	American Railcar Industries, Inc., 7.50%, 03/01/14	885,000
1,535,000	Bombardier, Inc. — 144A (Canada), 8.00%, 11/15/14	1,588,725
1,260,000	Harland Clarke Holdings, 9.50%, 05/15/15	932,400
965,000	RBS Global & Rexnord Corp., 9.50%, 08/01/14	907,100
870,000	RBS Global & Rexnord Corp., 11.75%, 08/01/16	756,900
720,000	Venture Holdings Trust, Series B, 9.50%, 07/01/05 (9)(13)	72

		5,070,197

	Medical Equipment, Supplies, and Services — 6.3%
1,260,000	Accellent, Inc., 10.50%, 12/01/13	1,014,300
2,900,000	Advanced Medical Optics, 7.50%, 05/01/17	2,508,500
2,235,000	AMR Holding Company/Emcare Holding Company, 10.00%, 02/15/15	2,385,863
3,210,000	Bausch & Lomb, Inc. — 144A, 9.88%, 11/01/15	3,274,200
2,790,000	HCA, Inc., 8.75%, 09/01/10	2,803,950
168,000	HCA, Inc., 7.88%, 02/01/11	165,900
2,420,000	HCA, Inc., 9.13%, 11/15/14	2,498,650
6,025,000	HCA, Inc., 9.25%, 11/15/16	6,265,999
2,085,000	National Mentor Holdings, Inc., 11.25%, 07/01/14	2,147,550
545,000	Norcross Safety Products LLC — Series B, 9.88%, 08/15/11	562,713
2,140,000	Omnicare, Inc., 6.88%, 12/15/15	1,872,500
1,590,000	Res-Care, Inc., 7.75%, 10/15/13	1,518,450
2,612,512	Safety Products Holdings, Series B, 11.75%, 01/01/12 (12)(14)	2,704,731
425,000	Universal Hospital Services, Inc., 8.50%, 06/01/15 (12)	427,125
4,015,000	US Oncology, Inc., 9.00%, 08/15/12	4,014,999
1,775,000	US Oncology, Inc., 10.75%, 08/15/14	1,761,688
289,000	Viant Holdings, Inc. — 144A, 10.13%, 07/15/17	235,535
440,000	VWR Funding, Inc., Series B, 10.25%, 07/15/15 (12)	411,400

		36,574,053

	Metals and Mining — 1.7%
800,000	CII Carbon LLC — 144A, 11.13%, 11/15/15	716,000
1,065,000	FMG Finance Property, Ltd. — 144A (Australia), Floating Rate, 7.08%, 09/01/11 (2)	1,033,050
2,585,000	FMG Finance Property, Ltd. — 144A (Australia), 10.63%, 09/01/16	2,921,050
2,145,000	RathGibson, Inc., 11.25%, 02/15/14	2,102,100
215,000	Ryerson, Inc. — 144A, Floating Rate, 10.61%, 11/01/14 (2)	194,575
325,000	Ryerson, Inc. — 144A, 12.00%, 11/01/15	308,750
2,285,000	Steel Dynamics, Inc. — 144A, 7.38%, 11/01/12	2,319,275

		9,594,800

See notes to portfolios of investments.

HIGH YIELD BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008
(Unaudited)

Principal		Value

	Corporate Bonds and Notes (continued)

	Oil, Coal and Gas — 7.2%
$1,990,000	Allis-Chalmers Energy, Inc., 9.00%, 01/15/14	$1,820,850
415,000	Alpha Natural Resources, 10.00%, 06/01/12	435,750
695,000	Cimarex Energy Company, 7.13%, 05/01/17	693,263
1,025,000	Clayton William Energy, 7.75%, 08/01/13	891,750
2,020,000	Compton Petroleum Finance Corp. (Canada), 7.63%, 12/01/13	1,944,250
290,000	Denbury Resources, Inc., 7.50%, 12/15/15	297,975
870,000	Dynegy Holdings, Inc., 8.38%, 05/01/16	865,650
3,470,000	Dynegy Holdings, Inc., 7.75%, 06/01/19	3,261,799
1,550,000	Dynegy Holdings, Inc., 7.63%, 10/15/26	1,321,375
740,000	El Paso Corp., 9.63%, 05/15/12	804,695
685,000	Encore Acquisition Corp., 7.25%, 12/01/17	657,600
2,250,000	Forbes Energy Services — 144A, 11.00%, 02/15/15	2,216,250
635,000	Inergy LP/Inergy Finance Corp., 6.88%, 12/15/14	622,300
135,000	Inergy LP/Inergy Finance Corp., 8.25%, 03/01/16	138,713
1,055,000	Ocean Rig Norway AS — 144A (Norway), 8.38%, 07/01/13	1,165,775
1,075,000	OPTI Canada, Inc. (Canada), 7.88%, 12/15/14	1,056,188
970,000	OPTI Canada, Inc. (Canada), 8.25%, 12/15/14	965,150
525,000	Parker Drilling Company, 9.63%, 10/01/13	555,188
4,280,000	Petrohawk Energy Corp., 9.13%, 07/15/13	4,419,099
1,170,000	Petroleum Development Corp. — 144A, 12.00%, 02/15/18	1,175,850
255,000	Petroplus Finance, Ltd. — 144A (Bermuda), 6.75%, 05/01/14	233,963
5,155,000	Petroplus Finance, Ltd. — 144A (Bermuda), 7.00%, 05/01/17	4,626,612
1,435,000	Plains Exploration & Production Company, 7.00%, 03/15/17	1,384,775
1,015,000	Quicksilver Resources, Inc., 7.13%, 04/01/16	984,550
2,985,000	Semgroup LP — 144A, 8.75%, 11/15/15	2,746,200
290,000	SESI LLC, 6.88%, 06/01/14	278,400
5,970,000	United Refining Company, 10.50%, 08/15/12	5,940,149

		41,504,119

	Paper and Forest Products — 2.3%
115,000	Georgia-Pacific Corp., 9.50%, 12/01/11	117,588
665,000	NewPage Corp., Floating Rate, 9.49%, 05/01/12 (2)	661,675
2,195,000	NewPage Corp., 10.00%, 05/01/12	2,238,900
2,515,000	NewPage Corp., 12.00%, 05/01/13	2,533,863
3,500,000	NewPage Corp. — 144A, 10.00%, 05/01/12	3,569,999
600,000	Rock-Tenn Company — 144A, 9.25%, 03/15/16	624,000
3,765,000	Verso Paper Holdings LLC, Series B, 11.38%, 08/01/16	3,473,213

		13,219,238

	Pharmaceuticals/Research and Development — 0.5%
2,975,000	Biomet, Inc. — 144A, 11.63%, 10/15/17	2,989,875

	Printing and Publishing — 2.2%
2,064,472	CanWest Media, Inc. (Canada), 8.00%, 09/15/12	1,971,571
1,461,000	Dex Media West Finance Company, Series B, 9.88%, 08/15/13	1,274,723
2,855,000	Idearc, Inc., 8.00%, 11/15/16	1,862,888
1,365,000	Medimedia USA, Inc. — 144A, 11.38%, 11/15/14	1,412,775
2,160,000	Nielsen Finance LLC/Nielsen Finance Company, 10.00%, 08/01/14	2,160,000
5,390,000	Reader’s Digest Association — 144A, 9.00%, 02/15/17	3,624,774

		12,306,731

	Real Estate Development and Services — 0.1%
630,000	Ashton Woods USA, LLC/Ashton Woods Finance Company, 9.50%, 10/01/15	340,200

	Retail — 6.4%
4,950,000	GameStop Corp., 8.00%, 10/01/12	5,259,375
2,035,000	General Nutrition Centers, Inc., Floating Rate, 7.20%, 03/15/14 (11)(12)	1,709,400

See notes to portfolios of investments.

HIGH YIELD BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008
(Unaudited)

Principal		Value

	Corporate Bonds and Notes (continued)
	Retail (continued)

$1,925,000	General Nutrition Centers, Inc., 10.75%, 03/15/15	$1,621,813
2,555,000	Michaels Stores, Inc., 10.00%, 11/01/14	2,248,400
1,915,000	Michaels Stores, Inc., 11.38%, 11/01/16	1,512,850
2,020,000	Neiman Marcus Group, Inc., 9.00%, 10/15/15	2,030,100
13,105,000	Neiman Marcus Group, Inc., 10.38%, 10/15/15	13,170,524
2,910,000	Rite Aid Corp., 7.50%, 01/15/15	2,706,300
4,410,000	Rite Aid Corp., 7.50%, 03/01/17	3,991,050
2,660,000	Toys “R” Us, Inc., 7.38%, 10/15/18	1,855,350

		36,105,162

	Retail: Restaurants — 0.6%
1,720,000	El Pollo Loco, Inc., 11.75%, 11/15/13	1,668,400
2,220,000	NPC International, Inc., Series WI, 9.50%, 05/01/14	2,020,200

		3,688,600

	Semiconductors — 1.5%
4,710,000	Advanced Micro Devices, Inc., 7.75%, 11/01/12	3,826,875
2,245,000	Amkor Technology, Inc., 7.75%, 05/15/13	2,056,981
825,000	Avago Technologies Finance Pte., Ltd., 10.13%, 12/01/13	874,500
1,525,000	Avago Technologies Finance Pte., Ltd., 11.88%, 12/01/15	1,616,500

		8,374,856

	Telecommunications Equipment and Services — 4.4%
1,460,000	Centennial Cellular/Communications, 10.13%, 06/15/13	1,449,050
1,170,000	Citizens Communications Company, 7.13%, 03/15/19	1,029,600
1,525,000	Digicel Group, Ltd. — 144A (Bermuda), 8.88%, 01/15/15	1,277,188
3,717,000	Digicel Group, Ltd. — 144A (Bermuda), 9.13%, 01/15/15	3,075,818
2,805,000	Digicel, Ltd. — 144A (Bermuda), 9.25%, 09/01/12	2,797,988
3,600,000	Intelsat Bermuda, Ltd. (Bermuda), 9.25%, 06/15/16	3,644,999
1,745,000	Qwest Communications International, Inc., Series B, 7.50%, 02/15/14	1,649,025
470,000	Qwest Corp., 7.63%, 06/15/15	460,600
375,000	Virgin Media Finance PLC (United Kingdom), 8.75%, 04/15/14	338,438
1,330,000	Virgin Media Finance PLC (United Kingdom), 9.13%, 08/15/16	1,197,000
4,195,000	West Corp., 9.50%, 10/15/14	3,775,499
905,000	Windstream Corp., 8.13%, 08/01/13	893,688
3,335,000	Windstream Corp., 8.63%, 08/01/16	3,293,312
445,000	Windstream Regatta Holdings, Inc. — 144A, 11.00%, 12/01/17	273,675

		25,155,880

	Transportation — 1.1%
805,000	Kansas City Southern de Mexico — 144A (Mexico), 7.38%, 06/01/14	744,625
2,290,000	Kansas City Southern de Mexico (Mexico), 7.63%, 12/01/13	2,164,050
2,325,000	TFM, SA de CV (Mexico), 9.38%, 05/01/12	2,412,188
772,000	Travelport LLC, 11.88%, 09/01/16	660,060

		5,980,923

	Utilities — 3.4%
222,000	AES Corp. — 144A, 8.75%, 05/15/13	231,990
439,159	AES Eastern Energy, Series 99-A, 9.00%, 01/02/17	454,529
1,040,000	Edison Mission Energy, 7.50%, 06/15/13	1,071,200
6,425,000	Energy Future Holdings Corp. — 144A, 10.88%, 11/01/17	6,521,374
660,000	NRG Energy, Inc., 7.25%, 02/01/14	653,400
695,000	NRG Energy, Inc., 7.38%, 02/01/16	682,838
2,005,000	NRG Energy, Inc., 7.38%, 01/15/17	1,954,875
2,015,000	Orion Power Holdings, Inc., 12.00%, 05/01/10	2,211,463
210,000	Reliant Energy, Inc., 7.63%, 06/15/14	209,475
630,000	Reliant Energy, Inc., 7.88%, 06/15/17	630,000

See notes to portfolios of investments.

HIGH YIELD BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008
(Unaudited)

Principal		Value

	Corporate Bonds and Notes (continued)
	Utilities (continued)

$2,675,000	Texas Competitive Electric Holdings Company LLC — 144A, 10.25%, 11/01/15	$2,678,343
2,150,000	Texas Competitive Electric Holdings Company LLC — 144A, 10.25%, 11/01/15	2,152,688

		19,452,175

	Total Corporate Bonds and Notes (Cost $467,711,084)	431,271,847

	Loan Participations — 8.7%
2,786,000	ADESA, Inc., Term Loan B, Floating Rate, 4.95%, 10/20/13 (2)	2,489,291
990,000	Advanced Medical Optics, Inc., Term Loan B, Floating Rate, 5.66%, 04/02/14 (2)	897,188
873,400	AMSCAN Holdings, Inc., Floating Rate, 5.08%, 05/25/13 (2)	755,491
2,010,000	BLB Worldwide Holdings, Floating Rate, 9.72%, 07/18/12 (2)(9)	804,000
860,000	Cannery Casino Resorts LLC, Floating Rate, 7.32%, 05/15/14 (2)	782,600
1,848,000	Catalina Marketing, Floating Rate, 9.73%, 10/01/08 (2)	1,690,920
996,600	Claire’s Stores, Inc., Term Loan B, Floating Rate, 5.83%, 12/31/14 (2)	766,828
1,099,969	Dresser, Inc., Floating Rate, 5.56%, 05/04/14 (2)	1,034,887
560,000	Dresser, Inc., Floating Rate, 8.82%, 05/02/15 (2)	511,000
1,290,000	General Nutrition Centers, Inc., 5.86%, 09/16/13	1,052,640
3,260,000	Hit Entertainment, Inc., Tranche LN227528, Floating Rate, 8.60%, 02/26/13 (2)	2,526,500
1,100,000	Intelsat, Ltd. (Bermuda), Floating Rate, 5.61%, 02/01/14 (2)	1,098,166
2,262,203	Lakes Entertainment, LLC, 9.00%, 08/15/12	2,239,581
3,980,000	Laureate Education, Inc., Floating Rate, 8.48%, 08/22/15 (2)	3,462,600
3,000,000	Laureate Education, Inc., Floating Rate, 8.58%, 08/22/15 (2)	2,550,000
2,160,000	Laureate Education, Inc., Floating Rate, 8.15%, 08/22/17 (2)	1,879,200
1,775,000	Level 3 Financing, Inc., Floating Rate, 6.20%, 03/13/14 (2)	1,531,571
750,000	Neff Rental, Inc., Floating Rate, 8.40%, 11/20/14 (2)	518,750
1,533,330	Nielsen Finance, LLC, Floating Rate, 5.35%, 08/09/13 (2)	1,387,663
104,492	Ply Gem Industries, Inc., Floating Rate, 5.45%, 08/15/11 (2)	89,378
3,340,181	Ply Gem Industries, Inc., Term Loan B-3, Floating Rate, 5.45%, 08/15/11 (2)	2,857,047
734,491	Realogy Corp., Floating Rate, 2.99%, 10/10/13 (2)	597,845
2,728,109	Realogy Corp., Floating Rate, 7.51%, 10/10/13 (2)	2,220,566
827,674	Rental Services Corp., Floating Rate, 8.15%, 11/30/13 (2)	695,246
3,095,406	Sabre, Inc., Term Loan B, Floating Rate, 5.24%, 09/30/14 (2)	2,549,067
3,040,000	Sandridge Energy, Inc., Floating Rate, 8.63%, 04/01/15 (2)	3,005,800
3,375,000	Telesat Canada, Floating Rate, 8.37%, 10/31/08 (2)	3,223,125
5,050,000	Telesat Canada, Floating Rate, 9.00%, 10/31/08 (2)	4,822,751
416,500	USI Holdings Corp., Floating Rate, 5.45%, 05/05/14 (2)	365,479
1,440,000	Veyance Technologies, Inc., Floating Rate, 8.99%, 07/20/15 (2)	986,400

	Total Loan Participations (Cost $56,715,260)	49,391,580

Shares

	Common Stocks — 0.3%
	Airlines — 0.0%
11,466	Delta Air Lines, Inc.*	98,608
500,000	Delta Air Lines, Inc. (Escrow Certificates)*	16,250

		114,858

	Banks and Financial Services — 0.0%
2,697,805	Adelphia Contingent Value Vehicle CVV, Series Acc — 1*	175,357

	Broadcast Services/Media — 0.0%
620,000	Adelphia Communications (Escrow Certificates)*	48,825
840,000	Adelphia Communications (Escrow Certificates)*	67,200

See notes to portfolios of investments.

HIGH YIELD BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008
(Unaudited)

Shares		Value

	Common Stocks (continued)
	Broadcast Services/Media (continued)

1,305,000	Adelphia Communications, Series B (Escrow Certificates)*	$102,769
389	Time Warner Cable Inc. — Class A*	9,717

		228,511

	Leisure and Recreation — 0.1%
970	HRP — Class B*(14)	10
889	Shreveport Gaming Holdings, Inc.*(14)	22,225
104,876	Trump Entertainment Resorts, Inc.*(14)	377,553

		399,788

	Telecommunications Equipment and Services — 0.2%
15,853	American Tower Corp. — Class A*	621,596

	Utilities — 0.0%
550,000	Mirant Corp. (Escrow Certificates)*(14)	55
1,220,000	Mirant Corp. (Escrow Certificates)*(14)	122

		177

	Total Common Stocks (Cost $4,559,236)	1,540,287

	Preferred Stocks — 0.4%
	Leisure and Recreation
3,180,650	Fontainbleau Resorts, 12.50% (12)(14) (Cost $3,099,359)	2,468,184

	Convertible Preferred Stocks — 0.8%
	Oil, Coal and Gas — 0.6%
5,273	Chesapeake Energy Corp. — 144A, 5.00%	696,036
21,865	Chesapeake Energy Corp., 4.50%	2,574,604

		3,270,640

	Telecommunications Equipment and Services — 0.2%
18,825	Crown Castle International Corp., 6.25%	1,056,553

	Total Convertible Preferred Stocks (Cost $3,572,705)	4,327,193

Principal		Value

	Convertible Bonds — 0.3%
	Aerospace and Defense
$1,305,000	L-3 Communications Corp. — 144A, 3.00%, 08/01/35 (Cost $1,318,830)	$1,636,144

	Total Securities (Cost $536,976,474)	490,635,235

	Repurchase Agreements — 12.5%
70,796,641	With State Street Bank and Trust, dated 03/31/08, 1.88%, due 04/01/08, repurchase proceeds at maturity $70,800,338 (Collateralized by various Fannie Mae Adjustable Rate Mortgages, 2.95%-5.35%, due 05/01/34-06/01/34, with a total value of $72,212,628) (Cost $70,796,641)	70,796,641

	Total Investments — 98.9% (Cost $607,773,115)	561,431,876
	Other assets less liabilities — 1.1%	6,523,112

	Net Assets — 100.0%	$567,954,988

The aggregate cost of securities for federal income tax purposes at March 31, 2008 is $607,773,115.

The following amounts are based on cost for federal income tax purposes:

Gross unrealized appreciation	$4,360,390
Gross unrealized depreciation	(50,701,629)

Net unrealized depreciation	$(46,341,239)

See summary of footnotes and abbreviations to portfolios.

See notes to portfolios of investments.

BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS

March 31, 2008
(Unaudited)

Shares		Value

	Common Stocks — 58.8%
	Aerospace and Defense — 1.5%
800	General Dynamics Corp.	$66,696
2,200	L-3 Communications Holdings, Inc.	240,548
12,350	Lockheed Martin Corp.	1,226,355
19,371	Northrop Grumman Corp.	1,507,258
14,900	The Boeing Company	1,108,113
200	United Technologies Corp.	13,764

		4,162,734

	Agriculture — 1.2%
9,800	Archer-Daniels-Midland Company	403,368
3,900	Bunge, Ltd. (Bermuda) (8)	338,832
12,000	CF Industries Holdings, Inc.	1,243,440
10,500	Monsanto Company	1,170,750
1,300	The Mosaic Company*	133,380

		3,289,770

	Airlines — 0.0%
600	UAL Corp.	12,918

	Apparel: Manufacturing and Retail — 0.1%
1,800	Aeropostale, Inc.*	48,798
4,700	NIKE, Inc. — Class B (8)	319,600

		368,398

	Automobiles/Motor Vehicles, Automotive Equipment and Repairs — 0.4%
55,000	AutoNation, Inc.*	823,350
52,300	Ford Motor Company*(8)	299,156

		1,122,506

	Banks and Financial Services — 6.4%
14,400	American Express Company	629,568
6,920	Ameriprise Financial, Inc.	358,802
87,212	Bank of America Corp.	3,306,206
38,762	Bank of New York Mellon Corp.	1,617,538
14,500	BB&T Corp.	464,870
1,500	BlackRock, Inc. (8)	306,270
7,300	Capital One Financial Corp.	359,306
43,799	Citigroup, Inc.	938,175
600	CME Group, Inc.	281,460
14,900	Eaton Vance Corp.	454,599
1,700	Fannie Mae	44,744
2,600	Federated Investors, Inc. — Class B	101,816
1,500	Freddie Mac	37,980
11,400	Hudson City Bancorp, Inc.	201,552
700	IntercontinentalExchange, Inc.*	91,350
26,400	Janus Capital Group, Inc.	614,328
46,500	JPMorgan Chase & Company	1,997,175
1,100	Lehman Brothers Holdings, Inc. (8)	41,404
600	MasterCard, Inc. — Class A (8)	133,794
15,100	Morgan Stanley	690,070
34,100	Regions Financial Corp.	673,475
16,600	SunTrust Banks, Inc.	915,324
6,600	TD Ameritrade Holding Corp.*	108,966
21,582	US Bancorp	698,394
26,200	Wachovia Corp.	707,400
14,150	Washington Mutual, Inc. (8)	145,745
63,300	Wells Fargo & Company	1,842,030

		17,762,341

	Broadcast Services/Media — 1.9%
61,350	CBS Corp. — Class B	1,354,608
3,600	Clear Channel Communications, Inc.	105,192
21,100	The DIRECTV Group, Inc.*	523,069
50,200	The Walt Disney Company	1,575,276
129,190	Time Warner, Inc.	1,811,244

		5,369,389

	Business Services and Supplies — 0.4%
22,300	Accenture, Ltd. — Class A (Bermuda)	784,291
600	Alliance Data Systems Corp.*	28,506
200	Fair Isaac Corp. (8)	4,304
6,800	Manpower, Inc.	382,568
1,600	SEI Investments Company	39,504

		1,239,173

	Chemicals — 0.3%
9,400	Ashland, Inc.	444,620
7,600	Chemtura Corp.	55,784
400	Cytec Industries, Inc.	21,540
1,600	EI du Pont de Nemours and Company	74,816
600	FMC Corp.	33,294
900	Minerals Technologies, Inc.	56,520
600	PPG Industries, Inc.	36,306
6,200	Terra Industries, Inc.*	220,286
1,400	The Valspar Corp.	27,776

		970,942

	Computer Equipment, Software and Services — 4.3%
2,300	Activision, Inc.*	62,813
2,300	Adobe Systems, Inc.*	81,857
500	Advent Software, Inc.*(8)	21,310
14,200	Apple, Inc.*	2,037,700

See notes to portfolios of investments.

BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008
(Unaudited)

Shares		Value

	Common Stocks (continued)
	Computer Equipment, Software and Services (continued)

34,400	CA, Inc.	$774,000
42,700	Dell, Inc.*	850,584
400	Electronic Data Systems Corp.	6,660
61,400	EMC Corp.*	880,476
30,687	Hewlett-Packard Company	1,401,168
10,850	International Business Machines Corp.	1,249,269
141,350	Microsoft Corp.	4,011,513
600	NAVTEQ Corp.*	40,800
9,800	Oracle Corp.*	191,688
200	Salesforce.com, Inc.*	11,574
9,300	Seagate Technology (Cayman Islands)	194,742
14,300	Sun Microsystems, Inc.*	222,079
1,300	Teradata Corp.*	28,678
1,000	Western Digital Corp.*	27,040

		12,093,951

	Consumer Goods and Services — 3.7%
46,450	Altria Group, Inc.	1,031,190
16,800	American Greetings Corp. — Class A	311,640
6,600	Avon Products, Inc.	260,964
600	Church & Dwight Company, Inc.	32,544
9,400	Colgate-Palmolive Company	732,354
3,500	Energizer Holdings, Inc.*	316,680
4,000	Herbalife, Ltd. (Cayman Islands)	190,000
46,450	Philip Morris International, Inc.*	2,349,441
1,100	The Estee Lauder Companies, Inc. — Class A	50,435
39,498	The Procter & Gamble Company	2,767,625
1,400	The Scotts Miracle-Gro Company — Class A	45,388
15,700	United Parcel Service, Inc. — Class B	1,146,414
21,300	UST, Inc.	1,161,276

		10,395,951

	Containers and Packaging — 0.0%
1,200	Owens-Illinois, Inc.*	67,716
2,400	Packaging Corp. of America	53,592

		121,308

	Distribution — 0.0%
1,300	Universal Corp.	85,189

	Diversified Operations and Services — 1.6%
120,400	General Electric Company	4,456,004

	Education — 0.4%
16,800	Apollo Group, Inc. — Class A*	725,760
300	DeVry, Inc.	12,552
6,600	ITT Educational Services, Inc.*	303,138

		1,041,450

	Electronics — 0.7%
20,900	Emerson Electric Company	1,075,514
2,400	Garmin, Ltd. (Cayman Islands) (8)	129,624
22,225	Tyco Electronics, Ltd. (Bermuda)	762,762

		1,967,900

	Energy Services — 0.1%
4,100	McDermott International, Inc. (Panama)*	224,762

	Engineering — 0.2%
1,200	Fluor Corp.	169,392
3,700	Foster Wheeler, Ltd. (Bermuda)*	209,494
5,400	KBR, Inc.	149,742

		528,628

	Food and Beverage — 1.8%
10,600	Coca-Cola Enterprises, Inc.	256,520
1,100	Corn Products International, Inc.	40,854
3,000	Dean Foods Company	60,270
5,800	Del Monte Foods Company	55,274
2,500	Hansen Natural Corp.*	88,250
2,400	Hormel Foods Corp.	99,984
2,500	Kellogg Company	131,400
5,100	PepsiAmericas, Inc.	130,203
31,000	PepsiCo, Inc.	2,238,200
14,350	The Coca-Cola Company	873,485
72,200	Tyson Foods, Inc. — Class A	1,151,590

		5,126,030

	Insurance — 1.9%
100	Ace, Ltd. (Cayman Islands)	5,506
28,503	American International Group, Inc.	1,232,755
500	Arch Capital Group, Ltd. (Bermuda)*	34,335
2,800	Axis Capital Holdings, Ltd. (Bermuda)	95,144
3,900	Endurance Specialty Holdings, Ltd. (Bermuda)	142,740
5,876	Genworth Financial, Inc. — Class A	133,033
3,900	Loews Corp.	156,858
26,000	MetLife, Inc.	1,566,759

See notes to portfolios of investments.

BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008
(Unaudited)

Shares		Value

	Common Stocks (continued)
	Insurance (continued)

5,900	Prudential Financial, Inc.	$461,675
18,100	The Chubb Corp.	895,588
9,500	The Travelers Companies, Inc.	454,575
3,400	XL Capital, Ltd. — Class A (Cayman Islands)	100,470

		5,279,438

	Internet Services — 2.9%
12,300	Amazon.com, Inc.*	876,990
78,050	Cisco Systems, Inc.*	1,880,225
28,700	eBay, Inc.*	856,408
7,600	Expedia, Inc.*	166,364
2,990	Google, Inc. — Class A*	1,317,005
45,600	Juniper Networks, Inc.*	1,140,000
65,600	Symantec Corp.*	1,090,272
8,100	VeriSign, Inc.*(8)	269,244
13,900	Yahoo!, Inc.*	402,127

		7,998,635

	Machinery — 0.8%
7,500	AGCO Corp.*	449,100
12,600	Caterpillar, Inc.	986,454
4,100	Deere & Company	329,804
2,500	Joy Global, Inc.	162,900
3,300	Rockwell Automation, Inc.	189,486

		2,117,744

	Manufacturing — 1.5%
19,000	3M Company	1,503,850
1,100	Flowserve Corp.	114,818
15,600	Honeywell International, Inc.	880,152
18,200	Ingersoll-Rand Company, Ltd. — Class A (Bermuda)	811,356
300	Precision Castparts Corp.	30,624
7,900	SPX Corp.	828,710
1,500	Terex Corp.*	93,750
1,500	Tyco International, Ltd. (Bermuda)	66,075

		4,329,335

	Medical Equipment, Supplies, and Services — 1.8%
5,300	Baxter International, Inc.	306,446
11,300	Boston Scientific Corp.*	145,431
9,100	Covidien, Ltd. (Bermuda)	402,675
900	Gen-Probe, Inc.*	43,380
1,100	Humana, Inc.*	49,346
200	Intuitive Surgical, Inc.*	64,870
2,100	Invitrogen Corp.*	179,487
23,850	Johnson & Johnson	1,547,149
12,100	Kinetic Concepts, Inc.*	559,383
4,600	McKesson Corp.	240,902
17,350	Medtronic, Inc.	839,220
2,600	St Jude Medical, Inc.*	112,294
11,200	UnitedHealth Group, Inc.	384,832
6,700	WellPoint, Inc.*	295,671

		5,171,086

	Metals and Mining — 0.5%
700	AK Steel Holding Corp.	38,094
900	Allegheny Technologies, Inc.	64,224
1,900	Carpenter Technology Corp.	106,343
3,900	Commercial Metals Company	116,883
3,400	Freeport-McMoRan Copper & Gold, Inc.	327,148
1,300	Nucor Corp.	88,062
2,100	Reliance Steel & Aluminum Company	125,706
3,900	Southern Copper Corp. (8)	404,937
200	United States Steel Corp.	25,374
5,100	Worthington Industries, Inc. (8)	86,037

		1,382,808

	Office Equipment, Supplies, and Services — 0.0%
1,300	HNI Corp. (8)	34,957

	Oil, Coal and Gas — 8.1%
25,000	Anadarko Petroleum Corp.	1,575,750
9,400	Apache Corp.	1,135,708
900	Baker Hughes, Inc.	61,650
600	Cabot Oil & Gas Corp.	30,504
5,000	Cameron International Corp.*	208,200
35,200	Chevron Corp.	3,004,672
16,762	ConocoPhillips	1,277,432
1,100	Denbury Resources, Inc.*	31,405
16,950	Devon Energy Corp.	1,768,394
9,500	Dresser-Rand Group, Inc.*	292,125
600	EOG Resources, Inc.	72,000
83,950	Exxon Mobil Corp.	7,100,490
900	FMC Technologies, Inc.*	51,201
200	Frontier Oil Corp.	5,452
22,200	Global Industries, Ltd.*	357,198
43,300	Halliburton Company	1,702,989
900	Hess Corp.	79,362
600	Massey Energy Company	21,900
11,400	National-Oilwell Varco, Inc.*	665,532
4,800	Noble Energy, Inc.	349,440

See notes to portfolios of investments.

BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008
(Unaudited)

Shares		Value

	Common Stocks (continued)
	Oil, Coal and Gas (continued)

12,100	Occidental Petroleum Corp.	$885,357
600	Oceaneering International, Inc.*	37,800
5,900	Pioneer Natural Resources Company	289,808
4,700	Schlumberger, Ltd. (Netherlands Antilles)	408,900
700	SEACOR Holdings, Inc.*	59,752
800	Sunoco, Inc.	41,976
900	Transocean, Inc. (Cayman Islands)*	121,680
16,500	Valero Energy Corp.	810,315
800	Weatherford International, Ltd. (Bermuda)*	57,976

		22,504,968

	Paper and Forest Products — 0.1%
5,500	International Paper Company	149,600
1,100	Plum Creek Timber Company, Inc. (8)	44,770

		194,370

	Pharmaceuticals/Research and Development — 5.2%
9,700	Abbott Laboratories	534,955
22,400	AmerisourceBergen Corp.	917,952
31,034	Amgen, Inc.*	1,296,601
15,400	Biogen Idec, Inc.*	950,026
11,800	Bristol-Myers Squibb Company	251,340
26,300	Eli Lilly and Company	1,356,817
13,400	Express Scripts, Inc.*	861,888
17,500	Gilead Sciences, Inc.*	901,775
28,900	Medco Health Solutions, Inc.*	1,265,531
50,300	Merck & Company, Inc.	1,908,885
154,360	Pfizer, Inc.	3,230,754
15,900	Schering-Plough Corp.	229,119
18,500	Wyeth	772,560

		14,478,203

	Real Estate Development and Services — 0.0%
1,200	Jones Lang LaSalle, Inc.	92,808

	Real Estate Investment Trusts — 1.1%
3,700	AMB Property Corp.	201,354
5,600	AvalonBay Communities, Inc. (8)	540,512
5,600	Equity Residential	232,344
1,000	Federal Realty Investment Trust (8)	77,950
26,200	ProLogis (8)	1,542,132
600	Regency Centers Corp.	38,856
1,100	SL Green Realty Corp. (8)	89,617
7,000	The Macerich Company	491,890

		3,214,655

	Registered Investment Companies — 0.0%
100	Tri-Continental Corp.	1,742

	Retail — 2.2%
19,100	Best Buy Company, Inc.	791,886
6,400	BJ’s Wholesale Club, Inc.*	228,416
16,200	Costco Wholesale Corp.	1,052,514
22,000	CVS Caremark Corp.	891,220
9,800	GameStop Corp. — Class A*	506,758
15,500	RadioShack Corp. (8)	251,875
9,100	Target Corp.	461,188
16,900	The Home Depot, Inc.	472,693
10,600	The TJX Companies, Inc.	350,542
24,070	Wal-Mart Stores, Inc.	1,268,008

		6,275,100

	Retail: Restaurants — 0.5%
18,200	McDonald’s Corp.	1,015,014
11,400	YUM! Brands, Inc.	424,194

		1,439,208

	Retail: Supermarkets — 0.7%
11,900	Safeway, Inc.	349,265
2,700	SUPERVALU, Inc.	80,946
56,100	The Kroger Company	1,424,940

		1,855,151

	Scientific and Technical Instruments — 0.1%
6,600	PerkinElmer, Inc.	160,050
800	Thermo Fisher Scientific, Inc.*	45,472

		205,522

	Semiconductors — 1.5%
4,100	Analog Devices, Inc.	121,032
600	Broadcom Corp. — Class A*	11,562
82,550	Intel Corp.	1,748,408
3,800	MEMC Electronic Materials, Inc.*	269,420
20,250	NVIDIA Corp.*	400,748
55,050	Texas Instruments, Inc.	1,556,264

		4,107,434

	Telecommunications Equipment and Services — 2.4%
64,145	AT&T, Inc.	2,456,753
22,350	CenturyTel, Inc.	742,914
7,500	Embarq Corp.	300,750

See notes to portfolios of investments.

BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008
(Unaudited)

Shares		Value

	Common Stocks (continued)
	Telecommunications Equipment and Services (continued)

15,500	Motorola, Inc.	$144,150
14,200	QUALCOMM, Inc.	582,200
90,750	Sprint Nextel Corp.	607,118
53,900	Verizon Communications, Inc.	1,964,655

		6,798,540

	Transportation — 0.5%
1,800	Burlington Northern Santa Fe Corp.	165,996
900	CH Robinson Worldwide, Inc.	48,960
5,300	CSX Corp.	297,171
8,500	JB Hunt Transport Services, Inc.	267,155
1,300	Landstar System, Inc.	67,808
1,600	Norfolk Southern Corp.	86,912
2,300	Ryder System, Inc.	140,093
3,200	Union Pacific Corp.	401,216
2,800	Werner Enterprises, Inc. (8)	51,968

		1,527,279

	Utilities — 2.0%
1,900	American Electric Power Company, Inc.	79,097
3,800	Dominion Resources, Inc. — Virginia	155,192
56,800	Duke Energy Corp.	1,013,880
200	Edison International	9,804
10,450	Entergy Corp.	1,139,886
2,400	Exelon Corp.	195,048
8,900	FirstEnergy Corp.	610,718
1,500	FPL Group, Inc.	94,110
11,300	NRG Energy, Inc.*(8)	440,587
16,750	PG&E Corp.	616,735
4,400	PPL Corp.	202,048
49,300	Reliant Energy, Inc.*	1,165,945

		5,723,050

	Total Common Stocks (Cost $169,733,120)	165,071,377

Principal

	US Treasury Securities — 0.1%
	US Treasury Bonds — 0.0%
$50,000	8.88%, 08/15/17	71,242
40,000	4.38%, 02/15/38	40,488

		111,730

	US Treasury Inflation Index — 0.1%
146,073	1.75%, 01/15/28	144,852

	US Treasury Notes — 0.0%
10,000	4.75%, 08/15/17 (8)	11,067

	Total US Treasury Securities (Cost $261,180)	267,649

	US Government Agency Securities — 21.1%
	Asset Backed: Mortgage and Home Equity — 0.9%
600,000	Fannie Mae Grantor Trust, Series 2001-T2, Class B, 6.02%, 11/25/10 (5)	634,328
185,519	Fannie Mae, Series 1999-7, Class AB, 6.00%, 03/25/29 (5)	191,512
760,000	Fannie Mae, Series 2003-35, Class TE, 5.00%, 05/25/18 (5)	787,127
392,158	Fannie Mae, Series 2004-60, Class LB, 5.00%, 04/25/34 (5)	396,526
508,962	Fannie Mae, Series 2004-99, Class A0, 5.50%, 01/25/34 (5)	521,698

		2,531,191

	Fannie Mae — 13.5%
1,820,663	PL# 256219, 5.50%, 04/01/36 (5)	1,817,473
1,155,715	PL# 256552, 5.50%, 01/01/37 (5)	1,168,262
96,533	PL# 535675, 7.00%, 01/01/16 (5)	101,398
936	PL# 549906, 7.50%, 09/01/30 (5)	1,011
1,446	PL# 552549, 7.50%, 09/01/30 (5)	1,562
577	PL# 558384, 7.50%, 01/01/31	623
2,417	PL# 568677, 7.50%, 01/01/31 (5)	2,610
272	PL# 572762, 7.50%, 03/01/31 (5)	293
15,671	PL# 582178, 7.50%, 06/01/31 (5)	16,905
12,966	PL# 594316, 6.50%, 07/01/31 (5)	13,532
2,462	PL# 602859, 6.50%, 10/01/31 (5)	2,570
13,132	PL# 614924, 7.00%, 12/01/16 (5)	13,787
823,828	PL# 735809, Variable Rate, 4.53%, 08/01/35 (1)	827,454
69,939	PL# 745000, 6.00%, 10/01/35 (4)	71,783
1,319,775	PL# 745275, 5.00%, 02/01/36 (4)(5)	1,308,380

See notes to portfolios of investments.

BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008
(Unaudited)

Principal		Value

	US Government Agency Securities (continued)
	Fannie Mae (continued)

$288,284	PL# 745959, 5.50%, 11/01/36 (4)	$291,413
51,785	PL# 779545, 6.00%, 06/01/34 (4)	53,240
43,936	PL# 785183, 6.00%, 07/01/34 (4)	45,171
200,397	PL# 787311, 6.00%, 06/01/34 (4)	206,028
1,426,359	PL# 792113, 6.00%, 09/01/34 (4)	1,466,437
50,514	PL# 793193, 5.50%, 07/01/19 (4)	51,764
337,850	PL# 793693, 6.00%, 08/01/34 (4)	347,343
89,514	PL# 801516, Variable Rate, 4.71%, 08/01/34 (1)(4)	91,898
386,798	PL# 810896, Variable Rate, 4.83%, 01/01/35 (1)	402,165
1,051,514	PL# 835136, 6.00%, 09/01/35	1,079,238
1,227,933	PL# 844183, 6.00%, 11/01/35	1,260,309
235,159	PL# 888022, 5.00%, 02/01/36	233,129
677,831	PL# 893681, 6.00%, 10/01/36	695,262
1,652,389	PL# 894005, 6.00%, 10/01/36	1,694,881
5,062,975	PL# 911205, 6.50%, 05/01/37	5,248,788
681,852	PL# 938338, 6.00%, 07/01/37	699,216
197,049	PL# 950385, Variable Rate, 5.87%, 08/01/37 (1)	200,586
2,200,000	TBA, 5.50%, 04/01/23	2,245,718
200,000	TBA, 6.00%, 04/01/23	205,844
10,400,000	TBA, 5.00%, 04/01/38	10,294,378
5,500,000	TBA, 5.50%, 04/01/38	5,552,421

		37,712,872

	Federal Agricultural Mortgage Corp. — 0.3%
220,000	4.25%, 07/29/08	221,307
600,000	144A, 5.13%, 04/19/17 (5)	640,986

		862,293

	Freddie Mac — 1.1%
130,000	5.60%, 09/26/13	131,916
430,000	5.63%, 11/23/35 (5)	448,505
1,262,741	PL# 1G3704, Variable Rate, 5.66%, 09/01/37 (1)(5)	1,283,797
234,167	PL# 1N1447, Variable Rate, 5.82%, 02/01/37 (1)(5)	238,002
442,947	PL# 1N1463, Variable Rate, 5.95%, 05/01/37 (1)(5)	452,064
620,325	PL# 1N1582, Variable Rate, 5.94%, 05/01/37 (1)(5)	631,278

		3,185,562

	Freddie Mac Gold — 2.3%
84,521	PL# A39644, 5.50%, 11/01/35 (5)	85,523
4,487,065	PL# G02427, 5.50%, 12/01/36 (5)	4,537,168
900,000	TBA, 5.00%, 04/01/23	909,140
1,000,000	TBA, 5.00%, 04/01/38	990,156

		6,521,987

	Government National Mortgage Association — 2.6%
3,087	PL# 461836, 7.00%, 01/15/28	3,303
1,492	PL# 596647, 7.00%, 09/15/32	1,594
203,847	PL# 604404, 5.00%, 06/15/33	204,263
573,201	PL# 604845, 5.00%, 12/15/33	574,368
713,134	PL# 608280, 5.00%, 09/15/33	714,586
691,839	PL# 615892, 5.00%, 08/15/33	693,248
667,117	PL# 620521, 5.00%, 08/15/33	668,476
528,360	PL# 637934, 5.00%, 01/15/35	529,162
798,263	PL# 639093, 5.00%, 01/15/35	799,476
425,515	PL# 639865, 5.00%, 06/15/35	426,161
94,493	PL# 781881, 5.00%, 03/15/35	94,644
1,300,000	TBA, 5.00%, 05/01/38	1,296,547
1,300,000	TBA, 5.50%, 05/01/38	1,321,735

		7,327,563

	Resolution Funding Strips — 0.1%
250,000	Zero coupon, 07/15/18	163,897
250,000	Zero coupon, 10/15/18	161,458

		325,355

	Tennessee Valley Authority — 0.3%
630,000	5.98%, 04/01/36	711,341

	Total US Government Agency Securities (Cost $58,215,932)	59,178,164

	Corporate Bonds and Notes — 24.5%
	Advertising — 0.0%
60,000	Lamar Media Corp., Series B, 6.63%, 08/15/15	53,100

See notes to portfolios of investments.

BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008
(Unaudited)

Principal		Value

	Corporate Bonds and Notes (continued)
	Advertising (continued)

$35,000	RH Donnelley Corp. — 144A, 8.88%, 10/15/17	$22,050

		75,150

	Aerospace and Defense — 0.0%
25,000	DRS Technologies, Inc., 6.63%, 02/01/16	24,563

	Airlines — 0.1%
97,284	Delta Air Lines, Inc. — 144A, Class A, 6.82%, 08/10/22 (5)	93,266
300,000	Delta Air Lines, Inc., Series 2000-1, Class A-2, 7.57%, 11/18/10 (5)	299,064

		392,330

	Automobile: Rental — 0.0%
35,000	Hertz Corp., 8.88%, 01/01/14	33,338
20,000	Hertz Corp., 10.50%, 01/01/16	18,825

		52,163

	Automobiles/Motor Vehicles, Automotive Equipment and Repairs — 0.6%
45,000	Daimler Chrysler NA Holding, 4.05%, 06/04/08	45,019
300,000	Daimler Chrysler NA Holding, 5.88%, 03/15/11 (5)	306,880
580,000	Ford Motor Company, 7.45%, 07/16/31 (8)	385,700
970,000	General Motors Corp., 8.25%, 07/15/23	683,849
80,000	Visteon Corp., 8.25%, 08/01/10	65,800

		1,487,248

	Banks and Financial Services — 5.7%
100,000	AGFC Capital Trust I — 144A, Variable Rate, 6.00%, 01/15/67 (1)(5)	82,538
200,000	Aiful Corp. — 144A (Japan), 5.00%, 08/10/10 (5)	188,718
190,000	American Express Company, Variable Rate, 6.80%, 09/01/66 (1)(5)	178,922
10,000	BAC Capital Trust XIV, Variable Rate, 5.63%, perpetual (1)(5)	7,318
40,000	Bank of America Corp., 5.38%, 08/15/11 (5)	41,755
190,000	Bank of America Corp., Series K, Variable Rate, 8.00%, perpetual (1)(5)	190,549
300,000	Citigroup, Inc., 6.88%, 03/05/38 (5)	300,736
100,000	Countrywide Financial Corp., Series MTN, Floating Rate, 4.79%, 01/05/09 (2)	93,615
30,000	Countrywide Financial Corp., Series MTNA, Floating Rate, 3.35%, 05/05/08 (2)(8)	29,806
760,000	Countrywide Financial Corp., Series MTNA, 4.50%, 06/15/10 (5)	677,209
120,000	Countrywide Financial Corp., Series MTNB, Floating Rate, 2.87%, 06/18/08 (2)	117,974
90,000	Credit Suisse (Guernsey), Variable Rate, 5.86%, perpetual (1)(5)	76,370
2,645,000	Ford Motor Credit Company LLC, 5.80%, 01/12/09	2,520,311
220,000	Ford Motor Credit Company LLC, 7.38%, 10/28/09	200,520
129,000	Ford Motor Credit Company LLC, Floating Rate, 8.05%, 06/15/11 (2)	102,468
1,130,000	General Motors Acceptance Corp., 5.85%, 01/14/09	1,053,908
160,000	Glitnir Banki HF — 144A (Iceland), 6.33%, 07/28/11	137,495
380,000	Glitnir Banki HF — 144A (Iceland), Variable Rate, 6.69%, 06/15/16 (1)	306,492
80,000	GMAC LLC, 5.13%, 05/09/08	79,533
1,020,000	GMAC LLC, 6.63%, 05/15/12	772,257
270,000	GMAC LLC, 8.00%, 11/01/31	193,919
160,000	GMAC LLC, Series MTN, Floating Rate, 3.75%, 09/23/08 (2)	150,968
20,000	Goldman Sachs Capital II, Variable Rate, 5.79%, perpetual (1)	13,333
162,000	ICICI Bank, Ltd. — 144A (India), Variable Rate, 6.38%, 04/30/22 (1)	139,548
200,000	ICICI Bank, Ltd. (India), Variable Rate, 6.38%, 04/30/22 (1)	174,249
330,000	JPMorgan Chase & Company, 5.13%, 09/15/14	326,499
450,000	JPMorgan Chase & Company, 5.15%, 10/01/15	442,706

See notes to portfolios of investments.

BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008
(Unaudited)

Principal		Value

	Corporate Bonds and Notes (continued)
	Banks and Financial Services (continued)

$130,000	Kaupthing Bank hf — 144A (Iceland), 7.13%, 05/19/16	$87,839
710,000	Kaupthing Bank hf — 144A, Series 1 (Iceland), 7.63%, 02/28/15	668,323
140,000	Landisbanki Islands hf — 144A (Iceland), 6.10%, 08/25/11	122,401
200,000	Lehman Brothers Capital Trust VII, Series MTN, Variable Rate, 5.86%, perpetual (1)	126,605
120,000	Lehman Brothers E — Capital Trust I, Floating Rate, 3.85%, 08/19/65 (2)	72,334
180,000	Lehman Brothers Holdings, Inc., 4.50%, 07/26/10	172,252
100,000	Lehman Brothers Holdings, Inc., Series MTN, 5.25%, 02/06/12	96,576
300,000	Lehman Brothers Holdings, Inc., Series MTN, 6.75%, 12/28/17	288,899
170,000	Mitsubishi UFJ Financial Group Capital Financial I, Ltd. (Cayman Islands), Variable Rate, 6.35%, perpetual (1)	138,743
70,000	Morgan Stanley, 3.63%, 04/01/08	70,000
260,000	Morgan Stanley, Series MTN, 5.63%, 01/09/12	262,164
100,000	Morgan Stanley, Series MTNF, Floating Rate, 4.40%, 10/18/16 (2)	90,229
20,000	Rabobank Capital Funding Trust II — 144A, Variable Rate, 5.26%, perpetual (1)	17,190
40,000	Rabobank Capital Funding Trust III — 144A, Variable Rate, 5.25%, perpetual (1)	33,277
30,000	Residential Capital LLC, Floating Rate, 7.10%, 04/17/09 (2)	17,250
80,000	Residential Capital LLC, Floating Rate, 6.18%, 05/22/09 (2)	46,000
680,000	Residential Capital LLC, 8.00%, 02/22/11 (10)	336,600
235,000	Resona Preferred Global Securities — 144A (Cayman Islands), Variable Rate, 7.19%, perpetual (1)	205,506
100,000	Royal Bank of Scotland Group PLC, Series MTNU (United Kingdom), Variable Rate, 7.64%, perpetual (1)	86,256
270,000	RSHB Capital Bank — 144A (Luxembourg), 6.30%, 05/15/17	250,763
260,000	Santander Issuances — 144A (Spain), Variable Rate, 5.81%, 06/20/16 (1)	258,189
300,000	Shinsei Financial, Ltd. — 144A (Cayman Islands), Variable Rate, 6.42%, perpetual (1)	199,119
520,000	Sigma Finance, Inc. — 144A, Series MTN1, Variable Rate, 8.50%, 08/11/16 (1)	488,514
60,000	SLM Corp., Series MTN, 5.05%, 11/14/14	43,694
265,000	SLM Corp., Series MTNA, 5.00%, 10/01/13	199,690
500,000	SLM Corp., Series MTNA, 5.38%, 05/15/14	375,690
10,000	SLM Corp., Series MTNA, 5.00%, 04/15/15	7,135
45,000	SLM Corp., Series MTNA, 5.63%, 08/01/33	30,766
215,000	SunTrust Banks, Inc., Series CD, 4.42%, 06/15/09	215,771
220,000	The Bear Stearns Companies, Inc., 5.55%, 01/22/17 (5)	196,755
140,000	The Bear Stearns Companies, Inc., 7.25%, 02/01/18 (5)	144,928
170,000	The Goldman Sachs Group, Inc., 4.50%, 06/15/10	171,377
70,000	The Goldman Sachs Group, Inc., 5.45%, 11/01/12	70,968
310,000	TNK-BP Finance SA — 144A (Luxembourg), 7.50%, 07/18/16	288,688
100,000	TNK-BP Finance SA, Series 6 — 144A, (Luxembourg), 7.88%, 03/13/18	92,875
390,000	Turanalem Finance BV — 144A (the Netherlands), 8.25%, 01/22/37	306,852
350,000	Turanalem Finance BV (the Netherlands), 8.25%, 01/22/37	277,130

See notes to portfolios of investments.

BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008
(Unaudited)

Principal		Value

	Corporate Bonds and Notes (continued)
	Banks and Financial Services (continued)

$170,000	Wachovia Capital Trust III, Variable Rate, 5.80%, perpetual (1)	$121,200
430,000	Wachovia Corp., 5.25%, 08/01/14	425,291
130,000	Wells Fargo Capital X, 5.95%, 12/15/36	117,508

		15,821,063

	Broadcast Services/Media — 0.8%
60,000	CCH I, LLC/CCH I Capital Corp., 11.00%, 10/01/15 (8)	42,000
100,000	Clear Channel Communications, Inc., 4.25%, 05/15/09 (5)	97,026
170,000	Clear Channel Communications, Inc., 5.50%, 09/15/14 (5)	122,554
60,000	Clear Channel Communications, Inc., 4.90%, 05/15/15 (5)	40,255
150,000	Comcast Cable Communications, 8.88%, 05/01/17 (5)	171,854
240,000	Comcast Corp., 6.50%, 01/15/15 (5)	246,109
20,000	Comcast Corp., 6.50%, 01/15/17 (5)	20,460
20,000	Comcast Corp., 5.88%, 02/15/18 (5)	19,517
180,000	Cox Communications, Inc., 3.88%, 10/01/08	179,791
40,000	CSC Holdings, Inc., 7.88%, 02/15/18	37,200
15,000	CSC Holdings, Inc., 7.63%, 07/15/18	13,763
10,000	CSC Holdings, Inc., Series B, 7.63%, 04/01/11	9,938
70,000	DIRECTV Holdings LLC/ DIRECTV Financing Company, Inc., 8.38%, 03/15/13	71,313
30,000	Echostar DBS Corp., 7.00%, 10/01/13	28,425
90,000	Echostar DBS Corp., 7.13%, 02/01/16	84,375
280,000	Liberty Media Corp., 7.88%, 07/15/09	282,372
10,000	Liberty Media Corp., 5.70%, 05/15/13	8,805
10,000	News America, Inc. — 144A, 6.65%, 11/15/37	10,118
35,000	Rogers Cable, Inc. (Canada), 6.75%, 03/15/15	34,912
80,000	Time Warner Entertainment, 8.38%, 07/15/33	90,267
350,000	Time Warner, Inc., 6.88%, 05/01/12 (5)	361,636
75,000	Time Warner, Inc., 7.70%, 05/01/32 (5)	79,182

		2,051,872

	Chemicals — 0.0%
30,000	Georgia Gulf Corp., 9.50%, 10/15/14 (8)	23,325
27,000	Westlake Chemical Corp., 6.63%, 01/15/16	23,760

		47,085

	Computer Equipment, Software and Services — 0.0%
20,000	Electronic Data Systems, 7.13%, 10/15/09 (5)	20,406
40,000	Sungard Data Systems, Inc., 9.13%, 08/15/13	40,600

		61,006

	Construction Services and Supplies — 0.0%
65,000	K Hovnanian Enterprises, Inc., 6.25%, 01/15/15	43,875

	Consumer Goods and Services — 0.0%
100,000	Reynolds American, Inc., 6.75%, 06/15/17	101,646

	Containers and Packaging — 0.0%
50,000	Graham Packaging Company, LP, 8.50%, 10/15/12	45,250
10,000	Graham Packaging Company, LP, 9.88%, 10/15/14	8,450

		53,700

	Electronics — 0.0%
15,000	NXP BV/NXP Funding LLC (the Netherlands), 7.88%, 10/15/14	13,800

	Environmental Waste Management and Recycling Services — 0.2%
160,000	Waste Management, Inc., 6.50%, 11/15/08	163,207
270,000	Waste Management, Inc., 6.38%, 11/15/12	280,666

		443,873

	Equipment Rental and Leasing — 0.1%
250,000	International Lease Finance Corp. E-Capital Trust II — 144A, Variable Rate, 6.25%, 12/21/65 (1)	223,737

See notes to portfolios of investments.

BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008
(Unaudited)

Principal		Value

	Corporate Bonds and Notes (continued)

	Funeral Services — 0.0%
$10,000	Service Corp. International, 6.75%, 04/01/16	$9,725
40,000	Service Corp. International, 7.63%, 10/01/18	40,400
35,000	Service Corp. International, 7.50%, 04/01/27	29,925

		80,050

	Insurance — 0.4%
40,000	American International Group, Inc., Series MTNG, 5.85%, 01/16/18 (5)	39,326
40,000	ASIF Global Financing XIX — 144A, 4.90%, 01/17/13 (5)	39,436
300,000	Merna Reinsurance, Ltd., Series B — 144A (Bermuda), Floating Rate, 4.45%, 07/07/10 (2)	273,690
430,000	MetLife, Inc., Variable Rate, 6.40%, 12/15/36 (1)	342,671
250,000	The Travelers Companies, Inc., Variable Rate, 6.25%, 03/15/37 (1)	220,869

		915,992

	Leisure and Recreation — 0.1%
25,000	Boyd Gaming Corp., 6.75%, 04/15/14	20,625
80,000	Boyd Gaming Corp., 7.13%, 02/01/16 (8)	64,800
30,000	Inn of The Mountain Gods, 12.00%, 11/15/10	29,250
25,000	MGM MIRAGE, 6.00%, 10/01/09	24,938
50,000	MGM MIRAGE, 8.50%, 09/15/10	51,875
5,000	MGM MIRAGE, 6.63%, 07/15/15	4,375
85,000	MGM MIRAGE, 7.63%, 01/15/17	77,774
15,000	Mohegan Tribal Gaming Authority, 6.13%, 02/15/13	13,763
10,000	Station Casinos, Inc., 6.88%, 03/01/16	5,875
90,000	Station Casinos, Inc., 7.75%, 08/15/16	72,900

		366,175

	Machinery — 0.0%
20,000	Terex Corp., 7.38%, 01/15/14	19,900

	Manufacturing — 0.3%
270,000	Tyco International Group SA (Luxembourg), 6.38%, 10/15/11	269,261
530,000	Tyco International Group SA (Luxembourg), 6.00%, 11/15/13	532,836

		802,097

	Medical Equipment, Supplies, and Services — 0.2%
90,000	Community Health Systems, Inc., 8.88%, 07/15/15	90,788
125,000	DaVita, Inc., 6.63%, 03/15/13	121,875
160,000	HCA, Inc., 6.75%, 07/15/13	142,400
11,000	HCA, Inc., 5.75%, 03/15/14	9,130
20,000	HCA, Inc., 9.13%, 11/15/14	20,650
6,000	HCA, Inc., 6.50%, 02/15/16	5,085
160,000	HCA, Inc., 9.25%, 11/15/16	166,399
26,000	HCA, Inc., 9.63%, 11/15/16 (12)	27,040
60,000	Tenet Healthcare Corp., 6.38%, 12/01/11	54,450
30,000	Tenet Healthcare Corp., 6.50%, 06/01/12	26,625
20,000	WellPoint, Inc., 5.88%, 06/15/17	19,609

		684,051

	Metals and Mining — 0.2%
190,000	Freeport-McMoRan Copper & Gold, Inc., 8.38%, 04/01/17	202,113
15,000	Steel Dynamics, Inc. — 144A, 7.38%, 11/01/12	15,225
65,000	Steel Dynamics, Inc., 6.75%, 04/01/15	64,025
391,000	Vale Overseas, Ltd. (Cayman Islands), 6.88%, 11/21/36	383,459

		664,822

	Office Equipment, Supplies, and Services — 0.0%
40,000	Xerox Corp., 6.75%, 02/01/17	42,295

	Oil, Coal and Gas — 2.0%
235,000	Anadarko Finance Company, Series B, 7.50%, 05/01/31 (5)	265,164

See notes to portfolios of investments.

BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008
(Unaudited)

Principal		Value

	Corporate Bonds and Notes (continued)
	Oil, Coal and Gas (continued)

$35,000	Anadarko Petroleum Corp., 6.45%, 09/15/36 (5)	$35,759
45,000	Chesapeake Energy Corp., 7.75%, 01/15/15	46,575
5,000	Chesapeake Energy Corp., 6.38%, 06/15/15	4,875
20,000	Chesapeake Energy Corp., 6.25%, 01/15/18	19,200
105,000	Complete Production Services, Inc., 8.00%, 12/15/16	101,325
80,000	Conoco, Inc., 6.95%, 04/15/29 (5)	91,360
125,000	Dynegy Holdings, Inc., 7.75%, 06/01/19	117,500
86,000	El Paso Corp., Series MTN, 7.80%, 08/01/31	88,730
25,000	El Paso Corp., Series MTN, 7.75%, 01/15/32	25,801
330,000	El Paso Natural Gas, 8.38%, 06/15/32 (5)	376,428
500,000	El Paso Performance-Link — 144A, 7.75%, 07/15/11	513,719
440,000	Gaz Capital (Gazprom) — 144A (Luxembourg), 6.21%, 11/22/16	408,100
190,000	Gaz Capital (Gazprom) — 144A (Luxembourg), 6.51%, 03/07/22	169,813
50,000	Hess Corp., 7.88%, 10/01/29 (5)	59,503
160,000	Hess Corp., 7.30%, 08/15/31 (5)	180,802
260,000	Intergas Finance BV — 144A (the Netherlands), 6.38%, 05/14/17	227,500
180,000	Kerr-McGee Corp., 6.95%, 07/01/24	191,294
110,000	Kerr-McGee Corp., 7.88%, 09/15/31	129,184
50,000	Kinder Morgan Energy Partners LP, 6.30%, 02/01/09	50,988
240,000	Kinder Morgan Energy Partners LP, 6.75%, 03/15/11	251,596
20,000	Kinder Morgan Energy Partners LP, 6.00%, 02/01/17	19,937
20,000	Kinder Morgan Energy Partners LP, Series MTN, 6.95%, 01/15/38	19,688
50,000	OPTI Canada, Inc. (Canada), 7.88%, 12/15/14	49,125
75,000	OPTI Canada, Inc. (Canada), 8.25%, 12/15/14	74,625
40,000	Peabody Energy Corp., Series B, 6.88%, 03/15/13	40,800
17,000	Pemex Project Funding Master Trust, 6.63%, 06/15/35	17,614
290,000	Pemex Project Funding Master Trust — 144A, 6.63%, 06/15/35	301,564
290,000	Petrobas International Finance Company (Cayman Islands), 6.13%, 10/06/16	290,638
30,000	Pride International, Inc., 7.38%, 07/15/14	31,350
25,000	Semgroup LP — 144A, 8.75%, 11/15/15	23,000
15,000	Southern Natural Gas, 8.00%, 03/01/32	16,464
95,000	Suburban Propane Partners, 6.88%, 12/15/13	93,100
40,000	Tennessee Gas Pipeline, 7.63%, 04/01/37	42,091
120,000	Williams Companies, Inc., 7.88%, 09/01/21	130,650
160,000	Williams Companies, Inc., 7.75%, 06/15/31	170,800
20,000	Williams Companies, Inc., 8.75%, 03/15/32	23,200
320,000	Williams Companies, Inc., Series A, 7.50%, 01/15/31	335,200
190,000	XTO Energy, Inc., 7.50%, 04/15/12	210,622

		5,245,684

	Paper and Forest Products — 0.0%
110,000	Weyerhaeuser Company, 6.75%, 03/15/12	115,757

	Pharmaceuticals/Research and Development — 0.1%
40,000	AmerisourceBergen Corp., 5.88%, 09/15/15 (5)	39,479
120,000	FMC Finance III SA (Luxembourg), 6.88%, 07/15/17	120,600
230,000	Wyeth, 5.95%, 04/01/37	225,486

		385,565

See notes to portfolios of investments.

BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008
(Unaudited)

Principal		Value

	Corporate Bonds and Notes (continued)

	Printing and Publishing — 0.1%
$105,000	Idearc, Inc., 8.00%, 11/15/16	$68,513
30,000	Sun Media Corp. (Canada), 7.63%, 02/15/13	28,500
40,000	TL Acquisitions, Inc. — 144A, 10.50%, 01/15/15	34,600

		131,613

	Private Asset Backed: Banks and Financial Services — 0.1%
300,000	Morgan Stanley Capital I, Series 2005-HQ6, Class A4A, 4.99%, 08/13/42	295,316

	Private Asset Backed: Credit Cards — 0.2%
640,000	Washington Mutual Master Note Trust — 144A, Series 2006-A3A, Class A3, Floating Rate, 2.85%, 09/15/13 (3)	609,950

	Private Asset Backed: Mortgage and Home Equity — 10.7%
461,812	Accredited Mortgage Loan Trust, Series 2005-3, Class A1, Floating Rate, 2.84%, 09/25/35 (3)	441,920
187,739	Adjustable Rate Mortgage Trust, Series 2004-2, Class 7A2, Floating Rate, 3.02%, 02/25/35 (3)	156,311
113,492	Adjustable Rate Mortgage Trust, Series 2004-5, Class 7A2, Floating Rate, 2.98%, 04/25/35 (3)	90,235
280,000	Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4, 5.11%, 10/10/15 (5)	276,950
3,366,411	Bear Stearns Asset Backed Securities, Inc., Series 07-SD1, Class 1A3A, 6.50%, 10/25/36 (5)	2,823,576
1,521,527	Bear Stearns Mortgage Funding Trust, Series 2006-AR5, Class 1A2, Floating Rate, 2.81%, 12/25/36 (3)	954,819
325,445	Countrywide Alternative Loan Trust, Series 2005-36, Class 3A1, Floating Rate, 4.94%, 08/25/35 (3)(5)	239,407
785,934	Countrywide Alternative Loan Trust, Series 2005-56, Class 4A1, Floating Rate, 2.91%, 11/25/35 (3)	611,061
856,093	Countrywide Alternative Loan Trust, Series 2005-59, Class 1A1, Floating Rate, 2.87%, 11/20/35 (3)	678,903
11,342	Countrywide Asset-Backed Certificates, Series 2005-11, Class AF1, Floating Rate, 2.78%, 02/25/36 (3)	11,325
239,984	Countrywide Asset-Backed Certificates, Series 2005-4, Class AF3, 4.46%, 10/25/35	237,334
406,915	Countrywide Home Equity Loan Trust, Series 2005-G, Class 2A, Floating Rate, 3.05%, 12/15/35 (3)	267,695
802,864	Countrywide Home Loans — 144A, Series 2005-R3, Class AF, Floating Rate, 3.00%, 09/25/35 (3)	685,952
850,000	GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A4, 5.54%, 12/10/49	833,023
844,897	GMAC Commercial Mortgage Securities, Inc., Series 1999-C2, Class A2, 6.95%, 09/15/33	856,986
872,445	GMAC Mortgage Corp. Loan Trust, Series 2005-AR1, Class 3A, Floating Rate, 4.65%, 03/18/35 (3)	879,069
1,383,074	GMAC Mortgage Corp. Loan Trust, Series 2006-HE1, Class A, Floating Rate, 2.81%, 11/25/36 (3)	482,898
926,678	GSAMP Trust — 144A, Series 2006-SD2, Class A1, Floating Rate, 2.71%, 05/25/46 (3)	834,001
294,488	Impac CMB Trust, Series 2004-6, Class 1A1, Floating Rate, 3.40%, 10/25/34 (3)	223,576
679,242	IndyMac INDA Mortgage Loan Trust, Series 2007-AR7, Class 1A1, Floating Rate, 6.26%, 09/25/37 (3)	647,283
208,016	IndyMac Index Mortgage Loan Trust, Series 2005-AR15, Class A2, 5.10%, 09/25/35	159,983

See notes to portfolios of investments.

BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008
(Unaudited)

Principal		Value

	Corporate Bonds and Notes (continued)
	Private Asset Backed: Mortgage and Home Equity (continued)

$640,326	IndyMac Index Mortgage Loan Trust, Series 2007-AR15, Class 2A1, Floating Rate, 5.99%, 08/25/37 (3)	$403,405
1,080,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2005-CB12, Class A4, 4.90%, 09/12/37	1,056,496
724,554	JPMorgan Mortgage Trust, Series 2004-A3, Class 1A1, Floating Rate, 4.30%, 07/25/34 (3)	730,900
870,000	LB-UBS Commercial Mortgage Trust, Series 2005-C1, Class A3, 4.55%, 02/15/30	839,104
514,459	Lehman XS Trust, Series 2005-5N, Class 1A1, Floating Rate, 2.90%, 11/25/35 (3)	403,836
383,083	Lehman XS Trust, Series 2005-7N, Class 1A1B, Floating Rate, 2.90%, 12/25/35 (3)	262,075
690,637	Lehman XS Trust, Series 2006-GP4, Class 3A1A, Floating Rate, 2.67%, 08/25/46 (3)	639,434
850,000	Merrill Lynch Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4, 5.49%, 03/12/51	828,362
375,171	Merrill Lynch Mortgage Investors Trust, Series 2004-A3, Class 4A3, Floating Rate, 5.03%, 05/25/34 (3)	339,703
1,098,000	Merrill Lynch Mortgage Investors, Inc., Series 2005-A4, Class 2A2, 4.46%, 07/25/35	1,121,570
1,300,000	Merrill Lynch Mortgage Investors, Inc., Series 2005-A5, Class A3, 4.44%, 06/25/35	1,212,281
500,000	Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4, Floating Rate, 5.84%, 05/12/39 (3)	504,346
209,974	MLCC Mortgage Investors, Inc., Series 2003-F, Class A1, Floating Rate, 2.92%, 10/25/28 (3)	204,377
208,634	Morgan Stanley Mortgage Loan Trust, Series 2004-6AR, Class 1A, Floating Rate, 3.05%, 07/25/34 (3)	197,968
802,975	Prime Mortgage Trust — 144A, Series 2006-DR1, Class 1A1, 5.50%, 05/25/35	792,593
370,705	Prime Mortgage Trust — 144A, Series 2006-DR1, Class 1A2, 6.00%, 05/25/35	368,910
1,751,289	Prime Mortgage Trust — 144A, Series 2006-DR1, Class 2A1, 5.50%, 05/25/35	1,720,991
1,560,396	Residential Accredit Loans, Inc., Series 2005-Q03, Class A1, Floating Rate, 3.00%, 10/25/45 (3)	1,214,734
866,907	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-15, Class 1A1, 5.06%, 07/25/35	780,875
335,137	Structured Asset Mortgage Investments, Inc., Series 2003-AR4, Class A1, Floating Rate, 2.91%, 01/19/34 (3)	276,982
958,672	Thornburg Mortgage Securities Trust, Series 2006-1, Class A3, Floating Rate, 2.77%, 01/25/09 (3)	941,404
300,805	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR1, Class A1A, Floating Rate, 2.92%, 01/25/45 (3)	240,246
514,940	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR13, Class A1A1, Floating Rate, 2.89%, 10/25/45 (3)	411,358
551,721	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR13, Class A1B3, Floating Rate, 2.96%, 10/25/45 (3)	379,433
644,255	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR15, Class A1A2, Floating Rate, 2.88%, 11/25/45 (3)	509,877
502,027	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY4, Class 4A1, Floating Rate, 5.50%, 09/25/36 (3)	477,190

See notes to portfolios of investments.

BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008
(Unaudited)

Principal		Value

	Corporate Bonds and Notes (continued)
	Private Asset Backed: Mortgage and Home Equity (continued)

$628,133	Zuni Mortgage Loan Trust, Series 2006-OA1, Class A1, Floating Rate, 2.73%, 08/25/36 (3)	$595,815

		29,846,572

	Real Estate Development and Services — 0.0%
230,000	Realogy Corp., 12.38%, 04/15/15 (8)	103,500

	Real Estate Investment Trusts — 0.0%
50,000	Host Marriott LP, Series Q, 6.75%, 06/01/16	47,000
50,000	Ventas Realty LP/Ventas Capital Corp., 6.75%, 06/01/10	50,313
40,000	Ventas Realty LP/Ventas Capital Corp., 6.75%, 04/01/17	39,300

		136,613

	Retail — 0.1%
259,250	CVS Caremark Corp. — 144A, 6.94%, 01/10/30 (5)	274,908
20,000	JC Penney & Company, Inc., 7.40%, 04/01/37	18,538

		293,446

	Retail: Supermarkets — 0.0%
93,000	Delhaize America, Inc., 9.00%, 04/15/31 (5)	112,227

	Scientific and Technical Instruments — 0.0%
80,000	Cie Generale de Geophysique (France), 7.50%, 05/15/15	81,600
40,000	Cie Generale de Geophysique (France), 7.75%, 05/15/17	40,800

		122,400

	Semiconductors — 0.0%
25,000	Freescale Semiconductor, Inc., 8.88%, 12/15/14	19,688
40,000	MagnaChip Semiconductor, Ltd., Floating Rate, 6.05%, 12/15/11 (2)	29,000

		48,688

	Telecommunications Equipment and Services — 1.0%
120,000	America Movil SAB de CV (Mexico), 5.63%, 11/15/17 (5)	119,234
190,000	AT&T, Inc., 5.10%, 09/15/14	189,016
90,000	AT&T, Inc., 5.50%, 02/01/18 (5)	88,288
15,000	Citizens Communications Company, 9.25%, 05/15/11	15,600
30,000	Citizens Communications Company, 7.13%, 03/15/19	26,400
30,000	Citizens Communications Company, 7.88%, 01/15/27	25,875
180,000	Deutsche Telecom International Finance BV (the Netherlands), 5.75%, 03/23/16 (5)	178,242
45,000	Intelsat Bermuda, Ltd. (Bermuda), 9.25%, 06/15/16	45,563
25,000	Intelsat Corp., 9.00%, 06/15/16	25,313
220,000	Koninklijke KPN NV (the Netherlands), 8.38%, 10/01/30	252,426
90,000	Level 3 Financing, Inc., 9.25%, 11/01/14	74,025
10,000	Nextel Communications, Inc., Series D, 7.38%, 08/01/15	7,705
130,000	Nextel Communications, Inc., Series E, 6.88%, 10/31/13	102,776
60,000	Nextel Communications, Inc., Series F, 5.95%, 03/15/14	44,452
260,000	Qwest Communications International, Inc., Floating Rate, 6.57%, 02/15/09 (2)	258,699
105,000	Qwest Corp., 7.88%, 09/01/11	105,263
40,000	Rogers Wireless, Inc. (Canada), 6.38%, 03/01/14	39,707
270,000	Sprint Capital Corp., 8.38%, 03/15/12	249,953
60,000	Sprint Capital Corp., 8.75%, 03/15/32	50,813
200,000	Telecom Italia Capital (Luxembourg), 5.25%, 10/01/15	181,975
50,000	Verizon Global Funding Corp., 7.38%, 09/01/12	54,971
300,000	Verizon New York, Inc., Series A, 6.88%, 04/01/12	315,784

See notes to portfolios of investments.

BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008
(Unaudited)

Principal		Value

	Corporate Bonds and Notes (continued)
	Telecommunications Equipment and Services (continued)

$140,000	Windstream Corp., 8.63%, 08/01/16	$138,250

		2,590,330

	Transportation — 0.0%
20,000	Teekay Shipping Corp. (Marshall Islands), 8.88%, 07/15/11	21,250
110,000	Union Pacific Corp., 5.38%, 05/01/14	113,364

		134,614

	Utilities — 1.5%
604,000	AES Corp., 7.75%, 03/01/14	610,795
80,000	AES Corp., 7.75%, 10/15/15	81,000
410,000	AES Corp., 8.00%, 10/15/17	417,175
70,000	Dominion Resources, Inc., 4.75%, 12/15/10 (5)	71,686
220,000	Dominion Resources, Inc., 5.70%, 09/17/12 (5)	230,609
70,000	Edison Mission Energy, 7.00%, 05/15/17	70,000
90,000	Edison Mission Energy, 7.20%, 05/15/19	89,325
40,000	Edison Mission Energy, 7.63%, 05/15/27	37,800
10,000	Energy Future Holdings Corp. — 144A, 10.88%, 11/01/17	10,150
1,110,000	Energy Future Holdings Corp. — 144A, 11.25%, 11/01/17 (12)	1,104,450
5,000	Exelon Corp., 5.63%, 06/15/35 (5)	4,411
160,000	FirstEnergy Corp., Series B, 6.45%, 11/15/11	167,616
225,000	FirstEnergy Corp., Series C, 7.38%, 11/15/31	245,467
37,566	Midwest Generation LLC, Series B, 8.56%, 01/02/16	40,759
100,000	NRG Energy, Inc., 7.25%, 02/01/14	99,000
10,000	NRG Energy, Inc., 7.38%, 02/01/16	9,825
10,000	NRG Energy, Inc., 7.38%, 01/15/17	9,750
90,000	Pacific Gas & Electric Company, 6.05%, 03/01/34	88,515
60,000	Pacific Gas & Electric Company, 5.80%, 03/01/37	56,957
210,000	TXU Corp., Series P, 5.55%, 11/15/14	165,027
105,000	TXU Corp., Series Q, 6.50%, 11/15/24	75,083
370,000	TXU Corp., Series R, 6.55%, 11/15/34	263,062

		3,948,462

	Total Corporate Bonds and Notes (Cost $76,120,367)	68,589,230

Shares

	Preferred Stocks — 0.2%
	Banks and Financial Services
600	Fannie Mae, Series O, Floating Rate, 7.00% (2)	27,300
10,800	Fannie Mae, Variable Rate, 8.25% (1)(5)	259,740
14,925	Freddie Mac, Series Z, Variable Rate, 8.38% (1)(5)	364,170

	Total Preferred Stocks (Cost $675,045)	651,210

Principal

	Convertible Bonds — 0.0%
	Automobiles/Motor Vehicles, Automotive Equipment and Repairs
$40,000	Ford Motor Company, 4.25%, 12/15/36 (Cost $40,000)	34,500

	Municipal Bonds — 0.4%
	Virginia
1,246,936	Virginia State Housing Development Authority, Series C, Revenue Bond, 6.00%, 06/25/34 (Cost $1,226,816)	1,247,123

	Foreign Government Obligations — 0.3%
450,000	AID-Israel (Israel), 5.50%, 04/26/24	508,520
14,775	Russian Federation (Russia), 7.50%, 03/31/30	17,038
229,000	United Mexican States, Series MTNA, (Mexico), 6.75%, 09/27/34	256,022

	Total Foreign Government Obligations (Cost $687,614)	781,580

See notes to portfolios of investments.

BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008
(Unaudited)

Principal		Value

	Securities Lending Collateral — 2.3%
$6,353,438	Securities Lending Collateral Investment (Note 3) (Cost $6,353,438)	$6,353,438

	Total Securities (Cost $313,313,512)	302,174,271

	Repurchase Agreements — 1.8%
4,939,364	With State Street Bank and Trust, dated 03/31/08, 1.88%, due 04/01/08, repurchase proceeds at maturity $4,939,622 (Collateralized by various Fannie Mae Adjustable Rate Mortgages, 3.44%-4.42%, due 4/01/34-08/25/34, with a total value of $5,040,727) (Cost $4,939,364)	4,939,364

	Total Investments before Call and Put Options Written — 109.5% (Cost $318,252,876)	307,113,635

Contracts

	Call Options Written — (0.0)%
(16)	90 Day Euro September Future, Expiring September 2008 @ 97.25	(27,600)
(31)	US Treasury Note (10 Year) June Future, Expiring May 2008 @ 121	(26,156)

	Total Call Options Written (Premium $26,318)	(53,756)

	Put Options Written — (0.0)%
(21)	US Treasury Note (10 Year) June Future, Expiring May 2008 @ 113 (Premium $28,442)	(2,953)

	Total Investments net of Call and Put Options Written — 109.5% (Cost $318,198,116)	307,056,926
	Liabilities less other assets — (9.5)%	(26,730,945)

	Net Assets — 100.0%	$280,325,981

The aggregate cost of securities for federal income tax purposes at March 31, 2008 is $318,252,876.

The following amounts are based on cost for federal income tax purposes:

Gross unrealized appreciation	$14,923,306
Gross unrealized depreciation	(26,062,547)

Net unrealized depreciation	$(11,139,241)

See summary of footnotes and abbreviations to portfolios.

See notes to portfolios of investments.

LARGE VALUE PORTFOLIO
(FORMERLY, VALUE & INCOME PORTFOLIO)
PORTFOLIO OF INVESTMENTS

March 31, 2008
(Unaudited)

Shares		Value

	Common Stocks — 98.2%
	Advertising — 0.6%
1,787,000	The Interpublic Group of Companies, Inc.*(8)	$15,028,670

	Aerospace and Defense — 0.9%
300,000	Northrop Grumman Corp.	23,343,000

	Apparel: Manufacturing and Retail — 1.9%
971,600	Macy’s, Inc.	22,405,096
1,192,300	The Gap, Inc.	23,464,464
60,800	VF Corp.	4,712,608

		50,582,168

	Automobiles/Motor Vehicles, Automotive Equipment and Repairs — 1.9%
154,727	Autoliv, Inc.	7,767,295
208,000	BorgWarner, Inc.	8,950,240
1,775,245	General Motors Corp. (8)	33,818,418

		50,535,953

	Banks and Financial Services — 13.1%
481,000	American Express Company	21,029,320
1,142,082	Bank of America Corp.	43,296,329
2,387,070	Citigroup, Inc.	51,131,039
1,759,500	Fannie Mae (8)	46,310,040
399,900	Freddie Mac	10,125,468
2,128,840	JPMorgan Chase & Company	91,433,678
444,000	Merrill Lynch & Company, Inc. (8)	18,088,560
555,000	Morgan Stanley	25,363,500
587,200	National City Corp.	5,842,640
215,800	SunTrust Banks, Inc.	11,899,212
84,000	The Goldman Sachs Group, Inc.	13,892,760
115,000	Wachovia Corp. (8)	3,105,000
265,600	Wells Fargo & Company	7,728,960

		349,246,506

	Broadcast Services/Media — 3.8%
813,500	CBS Corp. — Class B	17,962,080
12,671	Citadel Broadcasting Corp.	21,034
1,769,900	Comcast Corp. — Class A	34,229,866
3,387,200	Time Warner, Inc.	47,488,544

		99,701,524

	Chemicals — 1.2%
200,000	EI du Pont de Nemours and Company	9,352,000
615,000	The Dow Chemical Company	22,662,750

		32,014,750

	Computer Equipment, Software and Services — 3.6%
999,200	Dell, Inc.*	19,904,064
490,000	Electronic Data Systems Corp.	8,158,500
407,200	Hewlett-Packard Company	18,592,752
433,800	International Business Machines Corp.	49,947,732

		96,603,048

	Construction Services and Supplies — 0.1%
110,000	KB HOME (8)	2,720,300

	Consumer Goods and Services — 3.8%
506,000	Altria Group, Inc.	11,233,200
583,100	Kimberly-Clark Corp.	37,639,105
506,000	Philip Morris International, Inc.	25,593,480
115,000	The Black & Decker Corp.	7,601,500
288,000	The Procter & Gamble Company	20,180,160

		102,247,445

	Containers and Packaging — 0.3%
154,000	Owens-Illinois, Inc.*	8,690,220

	Diversified Operations and Services — 3.9%
2,782,600	General Electric Company	102,984,026

	Electronics — 3.6%
125,116	Arrow Electronics, Inc.*	4,210,153
4,128,710	Flextronics International, Ltd. (Singapore)*	38,768,587
1,939,177	Sanmina-SCI Corp.*	3,141,467
504,700	Sony Corp. (ADR) (Japan) (8)	20,223,329
871,900	Tyco Electronics, Ltd. (Bermuda)	29,923,608

		96,267,144

	Environmental Waste Management and Recycling Services — 0.5%
372,600	Waste Management, Inc.	12,504,456

	Food and Beverage — 2.8%
652,700	Dean Foods Company	13,112,743
60,000	Kellogg Company	3,153,600
1,278,800	Kraft Foods, Inc. — Class A	39,655,588
70,000	Molson Coors Brewing Company — Class B	3,679,900
1,123,005	Sara Lee Corp.	15,699,610

		75,301,441

See notes to portfolios of investments.

LARGE VALUE PORTFOLIO
(FORMERLY, VALUE & INCOME PORTFOLIO)
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008
(Unaudited)

Shares		Value

	Common Stocks (continued)

	Insurance — 8.9%
547,700	Aetna, Inc.	$23,052,693
1,398,300	American International Group, Inc.	60,476,475
72,000	Fidelity National Financial, Inc. — Class A	1,319,760
550,000	Genworth Financial, Inc. — Class A	12,452,000
450,200	MetLife, Inc.	27,129,052
61,566	PartnerRe, Ltd. (Bermuda)	4,697,486
170,000	RenaissanceRe Holdings, Ltd. (Bermuda)	8,824,700
446,000	The Allstate Corp.	21,434,760
145,000	The Hartford Financial Services Group, Inc.	10,986,650
1,230,338	The Travelers Companies, Inc.	58,871,673
238,000	XL Capital, Ltd. — Class A (Cayman Islands)	7,032,900

		236,278,149

	Machinery — 0.5%
115,000	Caterpillar, Inc.	9,003,350
50,000	Terex Corp.*	3,125,000

		12,128,350

	Manufacturing — 3.4%
85,000	Eaton Corp.	6,771,950
574,100	Honeywell International, Inc.	32,390,722
592,950	Smurfit-Stone Container Corp.*(8)	4,565,715
147,700	SPX Corp.	15,493,730
728,800	Tyco International, Ltd. (Bermuda)	32,103,640

		91,325,757

	Medical Equipment, Supplies, and Services — 3.5%
1,694,500	Boston Scientific Corp.*	21,808,215
590,200	Covidien, Ltd. (Bermuda)	26,116,350
135,000	Johnson & Johnson	8,757,450
120,000	McKesson Corp.	6,284,400
5,344,920	Tenet Healthcare Corp.*	30,252,247

		93,218,662

	Metals and Mining — 1.4%
436,300	Alcoa, Inc.	15,732,978
271,000	ArcelorMittal (Luxembourg) (8)	22,167,800

		37,900,778

	Oil, Coal and Gas — 13.4%
275,000	BP PLC (ADR) (United Kingdom)	16,678,750
1,239,600	Chevron Corp.	105,812,256
1,288,002	ConocoPhillips	98,158,632
1,182,000	Exxon Mobil Corp.	99,973,560
220,000	Marathon Oil Corp.	10,032,000
78,000	Occidental Petroleum Corp.	5,707,260
234,600	Total SA (ADR) (France)	17,362,746

		353,725,204

	Paper and Forest Products — 1.5%
1,112,500	Louisiana-Pacific Corp. (8)	10,212,750
1,104,200	MeadWestvaco Corp.	30,056,324

		40,269,074

	Pharmaceuticals/Research and Development — 7.4%
385,800	AmerisourceBergen Corp.	15,810,084
581,700	Amgen, Inc.*	24,303,426
208,800	Merck & Company, Inc.	7,923,960
1,792,100	Millennium Pharmaceuticals, Inc.*	27,705,866
4,336,900	Pfizer, Inc.	90,771,317
1,018,300	Watson Pharmaceuticals, Inc.*(8)	29,856,556

		196,371,209

	Retail — 0.8%
100,000	JC Penney Company, Inc.	3,771,000
325,000	Office Depot, Inc.*	3,591,250
459,000	The Home Depot, Inc.	12,838,230

		20,200,480

	Retail: Restaurants — 0.1%
45,000	McDonald’s Corp.	2,509,650

	Retail: Supermarkets — 2.1%
270,525	Safeway, Inc.	7,939,909
375,000	SUPERVALU, Inc.	11,242,500
679,350	The Kroger Company	17,255,490
546,700	Whole Foods Market, Inc. (8)	18,024,699

		54,462,598

	Semiconductors — 0.7%
3,957,900	LSI Corp.*(8)	19,591,605

	Telecommunications Equipment and Services — 7.8%
2,580,355	AT&T, Inc.	98,827,597
1,976,300	Motorola, Inc.	18,379,590
135,000	Nokia Oyj (ADR) (Finland)	4,297,050

See notes to portfolios of investments.

LARGE VALUE PORTFOLIO
(FORMERLY, VALUE & INCOME PORTFOLIO)
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008
(Unaudited)

Shares		Value

	Common Stocks (continued)
	Telecommunications Equipment and Services (continued)

6,729,900	Qwest Communications International, Inc. (8)	$30,486,447
1,178,800	Sprint Nextel Corp.	7,886,172
887,652	Verizon Communications, Inc.	32,354,915
492,500	Vodafone Group PLC (ADR) (United Kingdom)	14,533,675

		206,765,446

	Toys — 0.8%
1,100,100	Mattel, Inc.	21,891,990

	Utilities — 3.9%
314,500	Ameren Corp.	13,850,580
1,119,580	American Electric Power Company, Inc.	46,608,115
200,000	Constellation Energy Group	17,654,000
175,000	Entergy Corp.	19,089,000
165,800	Wisconsin Energy Corp.	7,293,542

		104,495,237

	Total Common Stocks (Cost $2,672,387,817)	2,608,904,840

Principal

	Securities Lending Collateral — 5.6%
$147,546,891	Securities Lending Collateral Investment (Note 3) (Cost $147,546,891)	147,546,891

	Total Securities (Cost $2,819,934,708)	2,756,451,731

	Repurchase Agreements — 1.1%
28,417,811	With State Street Bank & Trust, dated 03/31/08, 1.88%, due 04/01/08, repurchase proceeds at maturity $28,419,295 (Collateralized by Fannie Mae Adjustable Rate Mortgage, 3.10%, due 12/25/33, with a value of $5,183,975 and various Freddie Mac Adjustable Rate Mortgages, 3.22%-3.32%, due 06/15/34, with a total value of $23,806,701) (Cost $28,417,811)	28,417,811

	Total Investments — 104.9% (Cost $2,848,352,519)	2,784,869,542
	Liabilities less other assets — (4.9)%	(128,894,810)

	Net Assets — 100.0%	$2,655,974,732

The aggregate cost of securities for federal income tax purposes at March 31, 2008 is $2,848,352,519.

The following amounts are based on cost for federal income tax purposes:

Gross unrealized appreciation	$357,713,983
Gross unrealized depreciation	(421,196,960)

Net unrealized depreciation	$(63,482,977)

See summary of footnotes and abbreviations to portfolios.

See notes to portfolios of investments.

VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS

March 31, 2008
(Unaudited)

Shares		Value

	Common Stocks — 96.5%
	Advertising — 2.3%
67,500	RH Donnelley Corp.*(8)	$341,550
320,900	The Interpublic Group of Companies, Inc.*	2,698,769

		3,040,319

	Aerospace and Defense — 2.6%
23,600	Empresa Brasileira de Aeronautica SA (ADR) (Brazil)	932,436
32,200	Northrop Grumman Corp.	2,505,482

		3,437,918

	Apparel: Manufacturing and Retail — 2.8%
80,100	Limited Brands, Inc.	1,369,710
121,400	The Gap, Inc.	2,389,152

		3,758,862

	Banks and Financial Services — 23.3%
15,500	American Express Company	677,660
112,455	Bank of America Corp.	4,263,169
15,400	Capital One Financial Corp.	757,988
161,700	Citigroup, Inc.	3,463,614
37,600	Comerica, Inc.	1,319,008
50,000	Fannie Mae	1,316,000
189,600	Freddie Mac	4,800,672
84,700	JPMorgan Chase & Company	3,637,865
32,700	KeyCorp	717,765
96,400	National City Corp.	959,180
185,100	Wachovia Corp. (8)	4,997,699
434,100	Washington Mutual, Inc. (8)	4,471,230

		31,381,850

	Chemicals — 0.2%
4,900	Eastman Chemical Company	306,005

	Computer Equipment, Software and Services — 14.9%
301,466	CA, Inc.	6,782,985
385,500	Electronic Data Systems Corp.	6,418,575
166,000	Microsoft Corp.	4,711,080
102,300	Oracle Corp.*	2,000,988

		19,913,628

	Construction Services and Supplies — 3.4%
152,500	Centex Corp.	3,692,025
61,500	Pulte Homes, Inc.	894,825

		4,586,850

	Consumer Goods and Services — 1.5%
26,900	Altria Group, Inc.	597,180
26,900	Philip Morris International, Inc.	1,360,602

		1,957,782

	Electronics — 2.9%
114,250	Tyco Electronics, Ltd. (Bermuda)	3,921,060

	Insurance — 9.7%
105,500	Conseco, Inc.*	1,076,100
186,900	Genworth Financial, Inc. — Class A	4,231,416
36,300	MetLife, Inc.	2,187,438
42,700	The Travelers Companies, Inc.	2,043,195
89,200	UnumProvident Corp.	1,963,292
50,000	XL Capital, Ltd. — Class A (Cayman Islands)	1,477,500

		12,978,941

	Manufacturing — 3.0%
90,650	Tyco International, Ltd. (Bermuda)	3,993,133

	Medical Equipment, Supplies, and Services — 2.5%
47,650	Covidien, Ltd. (Bermuda)	2,108,513
19,400	Johnson & Johnson	1,258,478

		3,366,991

	Oil, Coal and Gas — 3.5%
53,000	Royal Dutch Shell PLC — Class B (ADR) (United Kingdom)	3,571,140
21,600	Sunoco, Inc.	1,133,352

		4,704,492

	Pharmaceuticals/Research and Development — 9.3%
72,400	AstraZeneca PLC (ADR) (United Kingdom)	2,750,476
101,800	Bristol-Myers Squibb Company	2,168,340
62,900	Eli Lilly and Company	3,245,011
125,200	Pfizer, Inc.	2,620,436
115,000	Schering-Plough Corp.	1,657,150

		12,441,413

	Printing and Publishing — 0.2%
71,100	Idearc, Inc. (8)	258,804

	Retail — 7.1%
36,700	JC Penney Company, Inc.	1,383,957
171,252	The Home Depot, Inc.	4,789,918
62,600	Wal-Mart Stores, Inc.	3,297,768

		9,471,643

	Retail: Supermarkets — 1.1%
49,300	Safeway, Inc.	1,446,955

See notes to portfolios of investments.

VALUE PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008
(Unaudited)

Shares		Value

	Common Stocks (continued)

	Telecommunications Equipment and Services — 1.1%
252,400	Alcatel-Lucent (ADR) (France) (8)	$1,453,824

	Transportation — 1.4%
20,000	FedEx Corp.	1,853,400

	Utilities — 3.7%
16,700	Entergy Corp.	1,821,636
22,500	Exelon Corp.	1,828,575
20,600	FPL Group, Inc.	1,292,444

		4,942,655

	Total Common Stocks (Cost $165,308,413)	129,216,525

Principal

	Securities Lending Collateral — 6.5%
$8,732,227	Securities Lending Collateral Investment (Note 3) (Cost $8,732,227)	8,732,227

	Total Securities (Cost $174,040,640)	137,948,752

	Repurchase Agreements — 4.6%
6,223,428	With State Street Bank and Trust, dated 03/31/08, 1.88%, due 04/01/08, repurchase proceeds at maturity $6,223,753 (Collateralized by various Fannie Mae Adjustable Rate Mortgages, 4.27%-6.16%, due 06/01/34, with a total value of $6,348,781) (Cost $6,223,428)	6,223,428

	Total Investments — 107.6% (Cost $180,264,068)	144,172,180
	Liabilities less other assets — (7.6)%	(10,172,971)

	Net Assets — 100.0%	$133,999,209

The aggregate cost of securities for federal income tax purposes at March 31, 2008 is $180,264,068.

The following amounts are based on cost for federal income tax purposes:

Gross unrealized appreciation	$3,087,432
Gross unrealized depreciation	(39,179,320)

Net unrealized depreciation	$(36,091,888)

See summary of footnotes and abbreviations to portfolios.

See notes to portfolios of investments.

LARGE CORE PORTFOLIO
(FORMERLY, GROWTH & INCOME PORTFOLIO)
PORTFOLIO OF INVESTMENTS

March 31, 2008
(Unaudited)

Shares		Value

	Common Stocks — 98.3%
	Aerospace and Defense — 2.7%
1,400	General Dynamics Corp.	$116,718
16,900	L-3 Communications Holdings, Inc.	1,847,846
42,820	Lockheed Martin Corp.	4,252,026
33,600	Northrop Grumman Corp.	2,614,416
11,500	Raytheon Company	743,015
62,396	The Boeing Company	4,640,391

		14,214,412

	Agriculture — 1.3%
44,500	Archer-Daniels-Midland Company	1,831,620
5,100	Bunge, Ltd. (Bermuda) (8)	443,088
15,100	CF Industries Holdings, Inc.	1,564,662
22,700	Monsanto Company	2,531,050
1,900	The Mosaic Company*	194,940

		6,565,360

	Airlines — 0.1%
21,700	Continental Airlines, Inc. — Class B*	417,291
700	UAL Corp.	15,071

		432,362

	Apparel: Manufacturing and Retail — 0.7%
18,800	Abercrombie & Fitch Company — Class A	1,375,032
1,700	Aeropostale, Inc.*	46,087
32,600	NIKE, Inc. — Class B (8)	2,216,800

		3,637,919

	Automobiles/Motor Vehicles, Automotive Equipment and Repairs — 0.7%
14,000	Autoliv, Inc.	702,800
80,700	AutoNation, Inc.*(5)	1,208,079
11,500	AutoZone, Inc.*	1,309,045
113,800	Ford Motor Company*(8)	650,936

		3,870,860

	Banks and Financial Services — 9.9%
57,608	American Express Company	2,518,622
41,600	Ameriprise Financial, Inc.	2,156,960
150,100	Bank of America Corp. (5)	5,690,290
40,100	Bank of New York Mellon Corp.	1,673,373
13,700	BB&T Corp.	439,222
1,200	BlackRock, Inc. (8)	245,016
5,000	Capital One Financial Corp.	246,100
60,600	Citigroup, Inc.	1,298,052
2,675	CME Group, Inc.	1,254,843
16,100	Comerica, Inc.	564,788
12,400	Credicorp, Ltd. (Bermuda)	889,576
18,200	Eaton Vance Corp.	555,282
1,300	Fannie Mae	34,216
32,700	Federated Investors, Inc. — Class B	1,280,532
68,100	Fifth Third Bancorp (8)	1,424,652
14,900	Franklin Resources, Inc.	1,445,151
1,100	Freddie Mac	27,852
22,600	Hudson City Bancorp, Inc.	399,568
900	IntercontinentalExchange, Inc.*	117,450
70,100	Janus Capital Group, Inc.	1,631,227
172,700	JPMorgan Chase & Company	7,417,464
1,500	Legg Mason, Inc.	83,970
5,700	MasterCard, Inc. — Class A (8)	1,271,043
45,500	Morgan Stanley	2,079,350
66,000	Regions Financial Corp.	1,303,500
18,500	State Street Corp.	1,461,500
14,000	SunTrust Banks, Inc.	771,960
1,800	SVB Financial Group*(8)	78,552
61,800	The Charles Schwab Corp.	1,163,694
23,600	The Goldman Sachs Group, Inc.	3,903,204
34,700	US Bancorp	1,122,892
91,800	Wachovia Corp. (8)	2,478,600
12,600	Washington Mutual, Inc. (8)	129,780
158,900	Wells Fargo & Company	4,623,990
8,800	Western Union Company	187,176

		51,969,447

	Broadcast Services/Media — 3.3%
117,782	CBS Corp. — Class B (5)	2,600,627
1,000	Clear Channel Communications, Inc.	29,220
64,400	Shaw Communications, Inc. — Class B (Canada)	1,170,792
158,200	The DIRECTV Group, Inc.*	3,921,778
119,800	The Walt Disney Company (5)	3,759,324
379,800	Time Warner, Inc.	5,324,796
3,900	Viacom, Inc. — Class B*	154,518

		16,961,055

	Business Services and Supplies — 1.0%
62,306	Accenture, Ltd. — Class A (Bermuda)	2,191,302
52,600	Hewitt Associates, Inc. — Class A*(8)	2,091,902
30,700	SEI Investments Company	757,983

		5,041,187

See notes to portfolios of investments.

LARGE CORE PORTFOLIO
(FORMERLY, GROWTH & INCOME PORTFOLIO)
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008
(Unaudited)

Shares		Value

	Common Stocks (continued)

	Chemicals — 1.4%
5,300	Ashland, Inc.	$250,690
1,500	Cabot Corp.	42,000
37,900	Celanese Corp. — Series A	1,479,995
8,300	Chemtura Corp.	60,922
12,100	Cytec Industries, Inc.	651,585
4,600	EI du Pont de Nemours and Company	215,096
1,600	FMC Corp.	88,784
700	International Flavors & Fragrances, Inc.	30,835
41,200	Methanex Corp. (Canada)	1,078,204
1,000	Minerals Technologies, Inc.	62,800
1,000	PPG Industries, Inc.	60,510
7,300	Terra Industries, Inc.*	259,369
50,500	The Dow Chemical Company	1,860,925
20,663	The Lubrizol Corp.	1,147,003
1,500	The Valspar Corp.	29,760

		7,318,478

	Computer Equipment, Software and Services — 8.5%
3,200	Activision, Inc.*	87,392
1,300	Adobe Systems, Inc.*	46,267
1,900	Advent Software, Inc.*(8)	80,978
42,300	Apple, Inc.*	6,070,050
1,800	Autodesk, Inc.*	56,664
45,300	BMC Software, Inc.*	1,473,156
40,000	CA, Inc.	900,000
100	Computer Sciences Corp.*	4,079
112,500	Compuware Corp.*	825,750
50,800	Dell, Inc.*	1,011,936
98,800	EMC Corp.*	1,416,792
123,800	Hewlett-Packard Company	5,652,708
59,200	International Business Machines Corp.	6,816,288
451,800	Microsoft Corp. (5)	12,822,084
800	NAVTEQ Corp.*	54,400
79,509	Nuance Communications, Inc.*(8)	1,384,252
137,200	Oracle Corp.*	2,683,632
600	Salesforce.com, Inc.*	34,722
68,700	Seagate Technology (Cayman Islands)	1,438,578
16,400	Sun Microsystems, Inc.*	254,692
1,400	Teradata Corp.*	30,884
55,400	Western Digital Corp.*	1,498,016

		44,643,320

	Construction Services and Supplies — 0.2%
17,000	Lennox International, Inc.	611,490
1,100	NVR, Inc.*(8)	657,250

		1,268,740

	Consumer Goods and Services — 4.7%
35,700	Alberto-Culver Company	978,537
84,243	Altria Group, Inc. (5)	1,870,195
19,800	American Greetings Corp. — Class A	367,290
8,600	Avon Products, Inc.	340,044
1,800	Church & Dwight Company, Inc.	97,632
17,300	Colgate-Palmolive Company	1,347,843
9,800	Energizer Holdings, Inc.*	886,704
25,400	Herbalife, Ltd. (Cayman Islands) (8)	1,206,500
21,161	Jarden Corp.*	460,040
9,339	Loews Corp. — Carolina Group	677,544
84,243	Philip Morris International, Inc.*	4,261,011
18,500	The Clorox Company	1,047,840
3,300	The Estee Lauder Companies, Inc. — Class A	151,305
104,187	The Procter & Gamble Company	7,300,383
2,100	The Scotts Miracle-Gro Company — Class A	68,082
26,300	United Parcel Service, Inc. — Class B	1,920,426
28,900	UST, Inc.	1,575,628

		24,557,004

	Containers and Packaging — 0.0%
1,300	Owens-Illinois, Inc.*	73,359
200	Packaging Corp. of America	4,466

		77,825

	Distribution — 0.2%
5,200	Universal Corp.	340,756
11,600	WW Grainger, Inc.	886,124

		1,226,880

	Diversified Operations and Services — 1.5%
210,100	General Electric Company	7,775,801

	Education — 0.3%
21,600	Apollo Group, Inc. — Class A*	933,120
300	DeVry, Inc.	12,552
8,200	ITT Educational Services, Inc.*(8)	376,626

		1,322,298

See notes to portfolios of investments.

LARGE CORE PORTFOLIO
(FORMERLY, GROWTH & INCOME PORTFOLIO)
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008
(Unaudited)

Shares		Value

	Common Stocks (continued)

	Electronics — 0.9%
39,000	Avnet, Inc.*	$1,276,470
23,300	Emerson Electric Company	1,199,018
2,800	Garmin, Ltd. (Cayman Islands) (8)	151,228
56,800	Tyco Electronics, Ltd. (Bermuda)	1,949,376

		4,576,092

	Energy Services — 0.1%
4,800	McDermott International, Inc. (Panama)*	263,136

	Engineering — 0.1%
1,400	Fluor Corp.	197,624
4,500	Foster Wheeler, Ltd. (Bermuda)*	254,790
8,700	KBR, Inc.	241,251

		693,665

	Environmental Waste Management and Recycling Services — 0.2%
100,099	Allied Waste Industries, Inc.*	1,082,070

	Food and Beverage — 3.2%
35,100	Coca-Cola Enterprises, Inc.	849,420
60,600	ConAgra Foods, Inc.	1,451,370
1,200	Corn Products International, Inc.	44,568
3,300	Dean Foods Company	66,297
5,600	Del Monte Foods Company	53,368
35,000	General Mills, Inc.	2,095,800
3,100	Hansen Natural Corp.*	109,430
4,400	Hormel Foods Corp.	183,304
16,700	Molson Coors Brewing Company — Class B	877,919
38,600	PepsiCo, Inc.	2,786,920
52,500	Sysco Corp.	1,523,550
62,100	The Coca-Cola Company	3,780,027
39,400	The Pepsi Bottling Group, Inc.	1,336,054
87,300	Tyson Foods, Inc. — Class A	1,392,435

		16,550,462

	Insurance — 5.7%
33,400	Aetna, Inc.	1,405,806
15,300	AFLAC, Inc.	993,735
23,900	American Financial Group, Inc.	610,884
28,900	American International Group, Inc.	1,249,925
16,000	Assurant, Inc.	973,760
41,300	Axis Capital Holdings, Ltd. (Bermuda)	1,403,374
30,300	CIGNA Corp.	1,229,271
48,200	Endurance Specialty Holdings, Ltd. (Bermuda)	1,764,120
15,900	Everest Re Group, Ltd. (Bermuda)	1,423,527
2,700	Fairfax Financial Holdings, Ltd. (Canada) (8)	775,170
37,900	MetLife, Inc.	2,283,854
5,600	Nationwide Financial Services, Inc. — Class A	264,768
22,500	PartnerRe, Ltd. (Bermuda) (8)	1,716,750
18,100	Principal Financial Group, Inc.	1,008,532
13,200	Prudential Financial, Inc.	1,032,900
29,900	SAFECO Corp.	1,312,012
47,000	The Allstate Corp.	2,258,820
68,000	The Chubb Corp.	3,364,640
58,300	The Travelers Companies, Inc.	2,789,655
19,500	Willis Group Holdings, Ltd. (Bermuda)	655,395
49,700	WR Berkley Corp.	1,376,193

		29,893,091

	Internet Services — 3.4%
15,200	Amazon.com, Inc.*	1,083,760
176,600	Cisco Systems, Inc.*(5)	4,254,294
51,400	eBay, Inc.*	1,533,776
33,000	Expedia, Inc.*	722,370
8,200	Google, Inc. — Class A*(5)	3,611,854
68,000	Juniper Networks, Inc.*	1,700,000
26,300	Netflix, Inc.*(8)	911,295
146,800	Symantec Corp.*	2,439,816
5,000	VeriSign, Inc.*(8)	166,200
45,300	Yahoo!, Inc.*	1,310,529

		17,733,894

	Leisure and Recreation — 0.3%
41,800	Royal Caribbean Cruises, Ltd. (Liberia) (8)	1,375,220

	Machinery — 2.0%
25,100	AGCO Corp.*	1,502,988
43,500	Caterpillar, Inc.	3,405,615
45,478	Cummins, Inc.	2,129,280
18,400	Deere & Company	1,480,096
34,196	Gardner Denver, Inc.*	1,268,672
1,800	Joy Global, Inc.	117,288
9,400	Rockwell Automation, Inc.	539,748

		10,443,687

See notes to portfolios of investments.

LARGE CORE PORTFOLIO
(FORMERLY, GROWTH & INCOME PORTFOLIO)
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008
(Unaudited)

Shares		Value

	Common Stocks (continued)

	Manufacturing — 2.1%
21,000	3M Company	$1,662,150
10,000	Eaton Corp.	796,700
900	Flowserve Corp.	93,942
32,900	Honeywell International, Inc.	1,856,218
27,300	Ingersoll-Rand Company, Ltd. — Class A (Bermuda)	1,217,034
44,300	Parker Hannifin Corp.	3,068,661
12,400	Precision Castparts Corp.	1,265,792
8,100	SPX Corp.	849,690
1,100	Terex Corp.*	68,750
1,700	Tyco International, Ltd. (Bermuda)	74,885

		10,953,822

	Medical Equipment, Supplies, and Services — 3.8%
35,200	Baxter International, Inc.	2,035,264
12,000	Becton, Dickinson and Company	1,030,200
10,900	Boston Scientific Corp.*	140,283
13,300	Covidien, Ltd. (Bermuda)	588,525
2,100	Humana, Inc.*	94,206
3,600	Intuitive Surgical, Inc.*	1,167,660
12,660	Invitrogen Corp.*	1,082,050
89,000	Johnson & Johnson	5,773,431
43,806	Kinetic Concepts, Inc.*	2,025,151
15,700	McKesson Corp.	822,209
39,000	Medtronic, Inc.	1,886,430
62,800	UnitedHealth Group, Inc.	2,157,808
1,200	Varian Medical Systems, Inc.*	56,208
26,100	WellPoint, Inc.*	1,151,793

		20,011,218

	Metals and Mining — 1.4%
1,600	AK Steel Holding Corp.	87,072
18,400	Alcoa, Inc.	663,504
1,000	Allegheny Technologies, Inc.	71,360
2,100	Carpenter Technology Corp.	117,537
4,200	Commercial Metals Company	125,874
18,600	Freeport-McMoRan Copper & Gold, Inc.	1,789,692
26,800	Nucor Corp.	1,815,432
2,400	Reliance Steel & Aluminum Company	143,664
17,600	Southern Copper Corp. (8)	1,827,408
14,400	The Timken Company	427,968
5,200	Worthington Industries, Inc. (8)	87,724

		7,157,235

	Oil, Coal and Gas — 12.9%
31,300	Anadarko Petroleum Corp.	1,972,839
12,000	Apache Corp.	1,449,840
900	Baker Hughes, Inc.	61,650
700	Cabot Oil & Gas Corp.	35,588
6,600	Cameron International Corp.*	274,824
43,600	Chesapeake Energy Corp.	2,012,140
116,000	Chevron Corp.	9,901,759
25,500	Cimarex Energy Company	1,395,870
86,603	ConocoPhillips	6,600,015
33,000	Denbury Resources, Inc.*	942,150
12,200	Devon Energy Corp.	1,272,826
18,669	ENSCO International, Inc.	1,169,053
231,700	Exxon Mobil Corp.	19,597,185
500	FMC Technologies, Inc.*	28,445
30,100	Frontier Oil Corp.	820,526
49,100	Global Industries, Ltd.*	790,019
61,700	Halliburton Company	2,426,661
1,000	Hess Corp.	88,180
27,600	Marathon Oil Corp.	1,258,560
39,200	National-Oilwell Varco, Inc.*	2,288,496
26,900	Noble Corp. (Cayman Islands)	1,336,123
7,500	Noble Energy, Inc.	546,000
16,700	Occidental Petroleum Corp.	1,221,939
26,700	Petro-Canada (Canada)	1,159,047
9,800	Pioneer Natural Resources Company	481,376
26,500	Schlumberger, Ltd. (Netherlands Antilles)	2,305,500
23,500	Sunoco, Inc.	1,233,045
36,300	The Williams Companies, Inc.	1,197,174
8,400	Transocean, Inc. (Cayman Islands)*	1,135,680
50,600	Valero Energy Corp.	2,484,966
1,400	Weatherford International, Ltd. (Bermuda)*	101,458

		67,588,934

	Paper and Forest Products — 0.0%
7,000	International Paper Company	190,400

	Pharmaceuticals/Research and Development — 7.2%
7,900	Abbott Laboratories	435,685
64,300	AmerisourceBergen Corp.	2,635,014
56,000	Amgen, Inc.*	2,339,680
19,400	Biogen Idec, Inc.*	1,196,786
8,000	Bristol-Myers Squibb Company	170,400
26,000	Cardinal Health, Inc.	1,365,260

See notes to portfolios of investments.

LARGE CORE PORTFOLIO
(FORMERLY, GROWTH & INCOME PORTFOLIO)
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008
(Unaudited)

Shares		Value

	Common Stocks (continued)
	Pharmaceuticals/Research and Development (continued)

15,700	Cephalon, Inc.*(8)	$1,011,080
13,600	Charles River Laboratories International, Inc.*(8)	801,584
62,800	Eli Lilly and Company	3,239,852
38,600	Express Scripts, Inc.*	2,482,752
38,000	Forest Laboratories, Inc.*	1,520,380
39,900	Gilead Sciences, Inc.*	2,056,047
36,400	Medco Health Solutions, Inc.*	1,593,956
126,800	Merck & Company, Inc.	4,812,060
485,800	Pfizer, Inc.	10,167,794
14,200	Schering-Plough Corp.	204,622
19,400	Watson Pharmaceuticals, Inc.*	568,808
21,600	Wyeth	902,016

		37,503,776

	Real Estate Development and Services — 0.2%
13,700	Jones Lang LaSalle, Inc.	1,059,558

	Real Estate Investment Trusts — 1.2%
1,900	AMB Property Corp.	103,398
5,400	AvalonBay Communities, Inc. (8)	521,208
6,500	Douglas Emmett, Inc.	143,390
11,800	Equity Residential	489,582
2,800	Federal Realty Investment Trust (8)	218,260
55,600	ProLogis (8)	3,272,616
2,700	Regency Centers Corp.	174,852
9,100	The Macerich Company	639,457
10,500	Ventas, Inc.	471,555

		6,034,318

	Retail — 3.4%
34,184	Barnes & Noble, Inc.	1,047,740
62,000	Best Buy Company, Inc.	2,570,520
8,400	BJ’s Wholesale Club, Inc.*	299,796
20,400	Costco Wholesale Corp.	1,325,388
43,400	CVS Caremark Corp.	1,758,134
33,400	GameStop Corp. — Class A*(8)	1,727,114
24,600	Macy’s, Inc.	567,276
70,100	RadioShack Corp. (8)	1,139,125
9,300	Target Corp.	471,324
15,500	The Home Depot, Inc.	433,535
34,700	The TJX Companies, Inc.	1,147,529
96,700	Wal-Mart Stores, Inc.	5,094,156

		17,581,637

	Retail: Restaurants — 0.7%
1,900	Chipotle Mexican Grill, Inc. — Class A*(8)	215,517
17,000	Jack in the Box, Inc.*	456,790
47,700	McDonald’s Corp.	2,660,229
5,400	YUM! Brands, Inc.	200,934

		3,533,470

	Retail: Supermarkets — 1.1%
36,613	Safeway, Inc.	1,074,592
5,100	SUPERVALU, Inc.	152,898
167,588	The Kroger Company	4,256,735

		5,484,225

	Scientific and Technical Instruments — 0.2%
25,500	Applera Corp. — Applied Biosystems Group	837,930
1,900	Thermo Fisher Scientific, Inc.*	107,996

		945,926

	Security Services — 0.2%
16,100	The Brink’s Company	1,081,598

	Semiconductors — 2.1%
6,900	Analog Devices, Inc.	203,688
253,600	Intel Corp.	5,371,248
19,800	Lam Research Corp.*	756,756
16,000	MEMC Electronic Materials, Inc.*	1,134,400
72,088	NVIDIA Corp.*	1,426,622
79,700	Texas Instruments, Inc.	2,253,119

		11,145,833

	Telecommunications Equipment and Services — 3.9%
225,522	AT&T, Inc. (5)	8,637,493
23,700	CenturyTel, Inc.	787,788
60,600	Corning, Inc.	1,456,824
20,880	Embarq Corp.	837,288
19,200	Motorola, Inc.	178,560
17,700	QUALCOMM, Inc.	725,700
284,200	Sprint Nextel Corp.	1,901,298
1,700	Telephone and Data Systems, Inc. — Special Common Shares	63,410
158,200	Verizon Communications, Inc.	5,766,390

		20,354,751

	Toys — 0.3%
49,700	Hasbro, Inc.	1,386,630

See notes to portfolios of investments.

LARGE CORE PORTFOLIO
(FORMERLY, GROWTH & INCOME PORTFOLIO)
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008
(Unaudited)

Shares		Value

	Common Stocks (continued)

	Transportation — 1.9%
1,200	Burlington Northern Santa Fe Corp.	$110,664
900	CH Robinson Worldwide, Inc.	48,960
43,236	CSX Corp.	2,424,243
7,400	DryShips, Inc. (Marshall Islands) (8)	443,334
6,600	JB Hunt Transport Services, Inc.	207,438
35,500	Kirby Corp.*	2,023,500
600	Landstar System, Inc.	31,296
32,600	Norfolk Southern Corp.	1,770,832
21,000	Ryder System, Inc.	1,279,110
22,076	Tidewater, Inc.	1,216,608
4,400	Union Pacific Corp.	551,672
1,900	Werner Enterprises, Inc. (8)	35,264

		10,142,921

	Utilities — 3.3%
37,900	Alliant Energy Corp.	1,326,879
5,000	Dominion Resources, Inc. — Virginia	204,200
15,100	DTE Energy Company	587,239
103,900	Duke Energy Corp. (5)	1,854,615
59,800	Edison International	2,931,396
19,800	Entergy Corp.	2,159,784
2,400	Exelon Corp.	195,048
30,600	FirstEnergy Corp.	2,099,772
200	FPL Group, Inc.	12,548
100	Mirant Corp.*	3,639
17,900	NRG Energy, Inc.*(8)	697,921
14,600	PG&E Corp.	537,572
3,300	PPL Corp.	151,536
45,000	Public Service Enterprise Group, Inc.	1,808,550
63,700	Reliant Energy, Inc.*	1,506,505
89,100	Sierra Pacific Resources	1,125,333

		17,202,537

	Total Common Stocks (Cost $536,860,542)	512,853,054

Principal

	Securities Lending Collateral — 5.5%
$28,594,446	Securities Lending Collateral Investment (Note 3) (Cost $28,594,446)	28,594,446

	Total Securities (Cost $565,454,988)	541,447,500

	Repurchase Agreements — 1.5%
7,671,275	With State Street Bank and Trust, dated 03/31/08, 1.88%, due 04/01/08, repurchase proceeds at maturity $7,671,676 (Collateralized by Fannie Mae Adjustable Rate Mortgage, 6.16%, due 06/01/34, with a value of $1,923,199 and various Freddie Mac Adjustable Rate Mortgages, 3.22%-3.32%, due 11/15/33-06/15/34, with a total value of $5,904,355) (Cost $7,671,275)	7,671,275

	Total Investments — 105.3% (Cost $573,126,263)	549,118,775
	Liabilities less other assets — (5.3)%	(27,554,349)

	Net Assets — 100.0%	$521,564,426

The aggregate cost of securities for federal income tax purposes at March 31, 2008 is $573,126,263.

The following amounts are based on cost for federal income tax purposes:

Gross unrealized appreciation	$31,305,536
Gross unrealized depreciation	(55,313,024)

Net unrealized depreciation	$(24,007,488)

See summary of footnotes and abbreviations to portfolios.

See notes to portfolios of investments.

LARGE GROWTH PORTFOLIO
(FORMERLY, EQUITY GROWTH PORTFOLIO)
PORTFOLIO OF INVESTMENTS

March 31, 2008
(Unaudited)

Shares		Value

	Common Stocks — 95.7%
	Advertising — 0.2%
98,964	Omnicom Group, Inc.	$4,372,230

	Aerospace and Defense — 5.9%
34,040	Gamesa Corporacion Tecnologica, SA (Spain)	1,553,105
419,362	General Dynamics Corp.	34,962,210
330,808	Lockheed Martin Corp.	32,849,234
306,688	Raytheon Company	19,815,112
315,805	The Boeing Company	23,486,418
53,300	United Technologies Corp.	3,668,106

		116,334,185

	Agriculture — 2.4%
91,181	Agrium, Inc. (Canada)	5,663,252
310,006	Monsanto Company	34,565,669
47,100	Potash Corp. of Saskatchewan, Inc. (Canada)	7,310,391

		47,539,312

	Apparel: Manufacturing and Retail — 1.8%
80,100	Abercrombie & Fitch Company — Class A	5,858,514
241,479	American Eagle Outfitters, Inc.	4,228,297
131,100	Coach, Inc.*	3,952,665
126,700	Hanesbrands, Inc.*	3,699,640
128,100	Limited Brands, Inc.	2,190,510
234,503	NIKE, Inc. — Class B (8)	15,946,204

		35,875,830

	Automobile: Retail — 0.1%
40,700	Advance Auto Parts, Inc.	1,385,835
36,000	Copart, Inc.*	1,395,360

		2,781,195

	Automobiles/Motor Vehicles, Automotive Equipment and Repairs — 1.4%
23,100	Autoliv, Inc.	1,159,620
17,800	AutoZone, Inc.*	2,026,174
146,500	Johnson Controls, Inc.	4,951,700
190,048	Tata Motors, Ltd. (ADR) (India) (8)	2,968,550
159,752	Toyota Motor Corp. (ADR) (Japan) (8)	16,117,379

		27,223,423

	Banks and Financial Services — 9.4%
122,519	American Express Company	5,356,531
196,300	Banco Itau Holding Financeira SA (ADR) (Brazil)	4,467,788
35,600	Bank of New York Mellon Corp.	1,485,588
9,600	CME Group, Inc.	4,503,360
14,300	Federated Investors, Inc. — Class B	559,988
81,600	Hudson City Bancorp, Inc.	1,442,688
46,682,000	Industrial and Commercial Bank of China, Ltd. — Class H (China)	32,510,320
255,700	Invesco, Ltd. (Bermuda)	6,228,852
95,800	Janus Capital Group, Inc.	2,229,266
467,467	JPMorgan Chase & Company	20,077,708
63,349	MasterCard, Inc. — Class A (8)	14,126,194
17,400	Northern Trust Corp.	1,156,578
48,600	Paychex, Inc.	1,665,036
23,300	State Street Corp.	1,840,700
72,700	T Rowe Price Group, Inc.	3,635,000
189,122	The Charles Schwab Corp.	3,561,167
152,092	The Goldman Sachs Group, Inc.	25,154,496
32,400	The Nasdaq OMX Group, Inc.*	1,252,584
569,070	Visa, Inc. — Class A*	35,487,204
578,374	Wells Fargo & Company	16,830,683
145,400	Western Union Company (8)	3,092,658

		186,664,389

	Broadcast Services/Media — 1.2%
93,864	Comcast Corp. — Class A	1,815,330
201,251	DreamWorks Animation SKG, Inc. — Class A*	5,188,251
158,151	Time Warner, Inc.	2,217,277
372,644	Viacom, Inc. — Class B*	14,764,155

		23,985,013

	Business Services and Supplies — 0.5%
154,255	Accenture, Ltd. — Class A (Bermuda)	5,425,148
71,700	Manpower, Inc.	4,033,842

		9,458,990

	Chemicals — 1.3%
158,863	Air Products and Chemicals, Inc.	14,615,396
89,100	FMC Corp.	4,944,159
65,214	Rohm and Haas Company	3,526,773
73,200	Terra Industries, Inc.*	2,600,796
18,900	The Lubrizol Corp.	1,049,139

		26,736,263

See notes to portfolios of investments.

LARGE GROWTH PORTFOLIO
(FORMERLY, EQUITY GROWTH PORTFOLIO)
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008
(Unaudited)

Shares		Value

	Common Stocks (continued)

	Collectibles — 0.1%
88,800	Sotheby’s (8)	$2,567,208

	Computer Equipment, Software and Services — 9.8%
33,000	Adobe Systems, Inc.*	1,174,470
148,208	Apple, Inc.*	21,267,848
29,800	Autodesk, Inc.*	938,104
86,800	Automatic Data Processing, Inc.	3,679,452
313,100	BEA Systems, Inc.*	5,995,865
284,000	BMC Software, Inc.*	9,235,680
982,462	Cadence Design Systems, Inc.*	10,492,694
150,000	Compuware Corp.*	1,101,000
213,700	Dell, Inc.*	4,256,904
20,200	DST Systems, Inc.*	1,327,948
109,886	EMC Corp.*	1,575,765
447,713	Hewlett-Packard Company	20,442,576
101,536	International Business Machines Corp.	11,690,855
1,968,067	Microsoft Corp.	55,853,741
435,633	NetApp, Inc.*(8)	8,734,442
1,734,628	Oracle Corp.*	33,929,324
242,700	Sun Microsystems, Inc.*	3,769,131

		195,465,799

	Construction Services and Supplies — 0.1%
54,400	RPM International, Inc.	1,139,136

	Consumer Goods and Services — 2.6%
417,655	Altria Group, Inc.	9,271,941
91,200	Church & Dwight Company, Inc.	4,946,688
41,700	Energizer Holdings, Inc.*	3,773,016
30,841	Herbalife, Ltd. (Cayman Islands) (8)	1,464,948
194,250	Newell Rubbermaid, Inc.	4,442,498
419,655	Philip Morris International, Inc.*	21,226,149
60,772	The Procter & Gamble Company	4,258,294
19,000	United Parcel Service, Inc. — Class B	1,387,380

		50,770,914

	Containers and Packaging — 0.1%
23,800	Owens-Illinois, Inc.*	1,343,034

	Distribution — 0.1%
28,400	WW Grainger, Inc.	2,169,476

	Diversified Operations and Services — 0.6%
69,300	Compagnie General de Geophysique-Veritas (CGG-Veritas) (ADR) (France)*	3,431,043
128,200	General Electric Company	4,744,682
51,400	Textron, Inc.	2,848,588

		11,024,313

	Education — 0.1%
51,500	Apollo Group, Inc. — Class A*	2,224,800

	Electronics — 1.8%
97,592	Arrow Electronics, Inc.*	3,283,971
267,864	Emerson Electric Company	13,784,281
229,293	Rockwell Collins, Inc.	13,104,095
145,256	Synopsys, Inc.*	3,298,764
57,000	Thomas & Betts Corp.*	2,073,090

		35,544,201

	Engineering — 0.6%
22,500	Fluor Corp. (8)	3,176,100
122,100	Jacobs Engineering Group, Inc.*	8,985,339

		12,161,439

	Food and Beverage — 2.7%
90,700	Anheuser-Busch Companies, Inc.	4,303,715
49,670	Hansen Natural Corp.*(8)	1,753,351
347,865	PepsiCo, Inc.	25,115,853
277,400	Sara Lee Corp.	3,878,052
161,588	Sysco Corp.	4,689,284
234,186	The Coca-Cola Company	14,254,902

		53,995,157

	Insurance — 0.6%
74,400	AFLAC, Inc.	4,832,280
71,000	CNA Financial Corp.	1,831,090
72,700	HCC Insurance Holdings, Inc.	1,649,563
44,099	Prudential Financial, Inc.	3,450,747

		11,763,680

	Internet Services — 5.1%
40,687	Amazon.com, Inc.*	2,900,983
1,786,280	Cisco Systems, Inc.*	43,031,486
44,744	Ctrip.com International, Ltd. (ADR) (Cayman Islands)	2,372,327
119,585	eBay, Inc.*	3,568,416
402,000	Giant Interactive Group, Inc. (ADR) (China)*(8)	5,085,300

See notes to portfolios of investments.

LARGE GROWTH PORTFOLIO
(FORMERLY, EQUITY GROWTH PORTFOLIO)
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008
(Unaudited)

Shares		Value

	Common Stocks (continued)
	Internet Services (continued)

74,326	Google, Inc. — Class A*	$32,738,373
160,800	Shanda Interactive Entertainment, Ltd. (ADR) (Cayman Islands)*	4,679,280
165,500	Symantec Corp.*	2,750,610
139,700	VeriSign, Inc.*(8)	4,643,628

		101,770,403

	Leisure and Recreation — 3.4%
92,500	Carnival Corp. (Panama)	3,744,400
110,900	International Game Technology	4,459,289
325,685	Las Vegas Sands Corp.*(8)	23,983,444
183,772	MGM MIRAGE*	10,800,280
237,982	Wynn Resorts, Ltd. (8)	23,950,508

		66,937,921

	Machinery — 1.3%
48,200	AGCO Corp.*	2,886,216
63,000	Caterpillar, Inc.	4,932,270
195,842	Cummins, Inc.	9,169,323
61,867	Deere & Company	4,976,581
91,500	The Manitowoc Company, Inc.	3,733,200

		25,697,590

	Manufacturing — 1.2%
17,600	3M Company	1,393,040
44,733	Eaton Corp.	3,563,878
275,000	Hansen Transmissions (Belgium)*	1,069,726
91,827	Honeywell International, Inc.	5,180,879
74,700	Ingersoll-Rand Company, Ltd. — Class A (Bermuda)	3,330,126
113,318	Parker Hannifin Corp.	7,849,539
17,479	Precision Castparts Corp.	1,784,256

		24,171,444

	Medical Equipment, Supplies, and Services — 4.5%
46,500	AMERIGROUP Corp.*	1,270,845
14,253	Baxter International, Inc.	824,108
69,400	Gen-Probe, Inc.*	3,345,080
91,258	Health Net, Inc.*	2,810,746
159,122	Humana, Inc.*	7,138,213
29,400	Intuitive Surgical, Inc.*	9,535,890
35,900	Invitrogen Corp.*	3,068,373
48,935	Johnson & Johnson	3,174,413
183,697	McKesson Corp.	9,620,212
162,799	Medtronic, Inc.	7,874,588
77,329	Stryker Corp.	5,030,251
52,000	Techne Corp.*	3,502,720
849,034	UnitedHealth Group, Inc.	29,172,809
54,800	WellPoint, Inc.*	2,418,324

		88,786,572

	Metals and Mining — 1.3%
59,828	AK Steel Holding Corp.	3,255,840
265,580	Antofagasta PLC (United Kingdom)	3,694,854
117,317	Freeport-McMoRan Copper & Gold, Inc.	11,288,242
36,617	Southern Copper Corp. (8)	3,801,943
294,500	Yamana Gold, Inc. (Canada) (8)	4,305,590

		26,346,469

	Office Equipment, Supplies, and Services — 0.1%
100,065	Steelcase, Inc. — Class A	1,106,719

	Oil, Coal and Gas — 10.2%
32,134	Chevron Corp.	2,742,958
50,031	ConocoPhillips	3,812,863
156,754	Diamond Offshore Drilling, Inc.	18,246,166
133,193	Exxon Mobil Corp.	11,265,464
16,300	FMC Technologies, Inc.*(8)	927,307
124,200	Forest Oil Corp.*	6,080,832
70,062	Global Industries, Ltd.*	1,127,298
89,920	National-Oilwell Varco, Inc.*	5,249,530
73,468	Noble Corp. (Cayman Islands)	3,649,156
32,700	Occidental Petroleum Corp.	2,392,659
77,300	Peabody Energy Corp.	3,942,300
235,972	Petroleo Brasileiro SA — Petrobras (ADR) (Brazil) (8)	24,095,100
347,522	Schlumberger, Ltd. (Netherlands Antilles)	30,234,413
162,500	Smith International, Inc.	10,437,375
24,400	Sunoco, Inc.	1,280,268
70,300	Tesoro Corp.	2,109,000
403,126	Transocean, Inc. (Cayman Islands)*	54,502,634
37,800	Unit Corp.*	2,141,370
104,380	Valero Energy Corp.	5,126,102
228,202	XTO Energy, Inc.	14,116,576

		203,479,371

See notes to portfolios of investments.

LARGE GROWTH PORTFOLIO
(FORMERLY, EQUITY GROWTH PORTFOLIO)
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008
(Unaudited)

Shares		Value

	Common Stocks (continued)

	Pharmaceuticals/Research and Development — 8.1%
298,491	Abbott Laboratories	$16,461,779
88,588	AmerisourceBergen Corp.	3,630,336
75,040	Amylin Pharmaceuticals, Inc.*(8)	2,191,918
326,650	Bristol-Myers Squibb Company	6,957,645
94,405	Cardinal Health, Inc.	4,957,207
127,900	Elan Corp. PLC (ADR) (Ireland)*	2,667,994
472,472	Eli Lilly and Company	24,374,830
72,720	Express Scripts, Inc.*	4,677,350
126,891	Forest Laboratories, Inc.*	5,076,909
348,844	Genentech, Inc.*	28,319,156
30,500	Genzyme Corp.*	2,273,470
13,300	Gilead Sciences, Inc.*	685,349
62,700	ImClone Systems, Inc.*	2,659,734
121,202	Medco Health Solutions, Inc.*	5,307,436
880,445	Merck & Company, Inc.	33,412,888
264,900	Millennium Pharmaceuticals, Inc.*	4,095,354
128,000	Omnicare, Inc. (8)	2,324,480
140,030	Shionogi & Company, Ltd. (Japan)	2,390,962
147,886	Teva Pharmaceutical Industries, Ltd. (ADR) (Israel)	6,830,854
28,128	UCB SA (Belgium)	977,178

		160,272,829

	Retail — 4.0%
107,400	Best Buy Company, Inc.	4,452,804
171,100	Costco Wholesale Corp.	11,116,367
778,871	CVS Caremark Corp.	31,552,065
727,714	Lowe’s Companies, Inc.	16,693,759
161,779	RadioShack Corp. (8)	2,628,909
39,300	Staples, Inc.	868,923
23,100	Target Corp.	1,170,708
209,136	Wal-Mart Stores, Inc.	11,017,284

		79,500,819

	Retail: Restaurants — 3.1%
1,024,500	McDonald’s Corp.	57,136,365
157,100	Starbucks Corp.*	2,749,250
82,426	Wendy’s International, Inc.	1,900,744

		61,786,359

	Retail: Supermarkets — 0.1%
87,100	The Kroger Company	2,212,340

	Rubber Products — 0.1%
100,900	The Goodyear Tire & Rubber Company*	2,603,220

	Semiconductors — 3.2%
1,025,135	Altera Corp.	18,893,238
332,694	Emulex Corp.*	5,402,951
1,156,144	Intel Corp.	24,487,129
91,300	MEMC Electronic Materials, Inc.*	6,473,170
90,811	NVIDIA Corp.*	1,797,150
123,829	Texas Instruments, Inc.	3,500,646
94,200	Xilinx, Inc.	2,237,250

		62,791,534

	Telecommunications Equipment and Services — 3.8%
41,200	Amdocs, Ltd. (Guernsey)*	1,168,432
543,585	AT&T, Inc.	20,819,306
125,000	Brasil Telecom SA (ADR) (Brazil) (8)	4,098,750
347,800	Citizens Communications Company	3,648,422
102,808	Corning, Inc.	2,471,504
52,500	General Cable Corp.*	3,101,175
92,400	JDS Uniphase Corp.* (8)	1,237,236
1,051,400	Level 3 Communications, Inc.*(8)	2,228,968
174,892	Nokia Oyj (ADR) (Finland)	5,566,812
260,427	QUALCOMM, Inc.	10,677,507
98,000	Telefonica SA (ADR) (Spain) (8)	8,477,980
68,600	Telephone and Data Systems, Inc.	2,693,922
317,500	Vodafone Group PLC (ADR) (United Kingdom)	9,369,425

		75,559,439

	Toys — 0.3%
84,802	Hasbro, Inc.	2,365,976
8,903	Nintendo Company, Ltd. (Japan)	4,590,832

		6,956,808

	Transportation — 2.2%
34,100	CH Robinson Worldwide, Inc.	1,855,040
23,600	Frontline, Ltd. (Bermuda)	1,086,072
155,797	Norfolk Southern Corp.	8,462,893
72,650	Tidewater, Inc. (8)	4,003,742
228,654	Union Pacific Corp.	28,668,638

		44,076,385

See notes to portfolios of investments.

LARGE GROWTH PORTFOLIO
(FORMERLY, EQUITY GROWTH PORTFOLIO)
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008
(Unaudited)

Shares		Value

	Common Stocks (continued)

	Utilities — 0.3%
30,286	Constellation Energy Group	$2,673,345
97,186	NRG Energy, Inc.*(8)	3,789,282

		6,462,627

	Total Common Stocks (Cost $1,898,786,321)	1,901,658,836

Principal

	Securities Lending Collateral — 7.1%
$141,588,684	Securities Lending Collateral Investment (Note 3) (Cost $141,588,684)	141,588,684

	Total Securities (Cost $2,040,375,005)	2,043,247,520

	Repurchase Agreements — 2.6%
52,391,891	With State Street Bank and Trust, dated 03/31/08, 1.88%, due 04/01/08, repurchase proceeds at maturity $52,394,627 (Collateralized by various Fannie Mae Adjustable Rate Mortgages, 3.64%-4.57%, due 11/01/33-12/25/33, with a total value of $24,274,752 and various Freddie Mac Adjustable Mortgages, 3.52%-7.10% due 11/01/33-06/15/34, with a total value of $29,168,463) (Cost $52,391,891)	52,391,891

	Total Investments — 105.4% (Cost $2,092,766,896)	2,095,639,411
	Liabilities less other assets — (5.4)%	(107,558,057)

	Net Assets — 100.0%	$1,988,081,354

The aggregate cost of securities for federal income tax purposes at March 31, 2008 is $2,092,766,896.

The following amounts are based on cost for federal income tax purposes:

Gross unrealized appreciation	$165,510,122
Gross unrealized depreciation	(162,637,607)

Net unrealized appreciation	$2,872,515

See summary of footnotes and abbreviations to portfolios.

See notes to portfolios of investments.

GROWTH PORTFOLIO
(FORMERLY, AGGRESSIVE EQUITY PORTFOLIO)
PORTFOLIO OF INVESTMENTS

March 31, 2008
(Unaudited)

Shares		Value

	Common Stocks — 97.8%
	Advertising — 0.7%
66,460	Focus Media Holding, Ltd. (ADR) (Cayman Islands)*(8)	$2,336,069

	Agriculture — 2.8%
59,200	Monsanto Company	6,600,800
31,170	The Mosaic Company*	3,198,042

		9,798,842

	Apparel: Manufacturing and Retail — 5.6%
141,090	Coach, Inc.*	4,253,864
135,650	Guess?, Inc.	5,489,755
32,970	NIKE, Inc. — Class B	2,241,960
104,700	Nordstrom, Inc.	3,413,220
134,920	Urban Outfitters, Inc.*	4,229,742

		19,628,541

	Banks and Financial Services — 7.5%
11,880	CME Group, Inc.	5,572,908
244,090	Hudson City Bancorp, Inc.	4,315,511
140,000	People’s United Financial, Inc.	2,423,400
31,000	State Street Corp.	2,449,000
110,440	T Rowe Price Group, Inc.	5,522,000
35,450	The Goldman Sachs Group, Inc.	5,863,076

		26,145,895

	Broadcast Services/Media — 0.5%
49,970	Dolby Laboratories, Inc. — Class A*	1,811,912

	Chemicals — 1.1%
41,000	Air Products and Chemicals, Inc.	3,772,000

	Computer Equipment, Software and Services — 5.8%
127,990	Activision, Inc.*	3,495,407
83,720	Apple, Inc.*	12,013,820
82,100	Salesforce.com, Inc.*	4,751,127

		20,260,354

	Construction Services and Supplies — 1.2%
7,283	NVR, Inc.*(8)	4,351,593

	Containers and Packaging — 1.5%
91,520	Owens-Illinois, Inc.*	5,164,474

	Diversified Operations and Services — 2.6%
245,000	General Electric Company	9,067,450

	Energy Services — 1.8%
27,380	First Solar, Inc.*	6,328,613

	Environmental Waste Management and Recycling Services — 0.9%
64,300	Stericycle, Inc.*	3,311,450

	Food and Beverage — 5.3%
301,870	The Coca-Cola Company	18,374,827

	Internet Services — 9.7%
98,850	Akamai Technologies, Inc.*	2,783,616
692,770	Cisco Systems, Inc.*	16,688,829
227,940	Juniper Networks, Inc.*	5,698,500
40,190	Priceline.com, Inc.*(8)	4,857,363
120,270	VeriSign, Inc.*(8)	3,997,775

		34,026,083

	Leisure and Recreation — 0.9%
77,220	International Game Technology	3,105,016

	Machinery — 1.8%
78,070	Deere & Company	6,279,951

	Manufacturing — 3.0%
73,630	AMETEK, Inc.	3,233,093
29,740	Flowserve Corp.	3,104,261
40,080	SPX Corp.	4,204,393

		10,541,747

	Medical Equipment, Supplies, and Services — 5.1%
104,620	Baxter International, Inc.	6,049,128
18,410	Intuitive Surgical, Inc.*	5,971,284
72,440	Zimmer Holdings, Inc.*	5,640,178

		17,660,590

	Oil, Coal and Gas — 3.9%
46,000	Petroleo Brasileiro SA — Petrobras (ADR) (Brazil) (8)	4,697,060
119,820	Southwestern Energy Company*	4,036,736
77,660	XTO Energy, Inc.	4,804,047

		13,537,843

	Pharmaceuticals/Research and Development — 12.6%
86,800	Allergan, Inc.	4,894,652
168,090	BioMarin Pharmaceutical, Inc.*	5,945,343
88,870	Charles River Laboratories International, Inc.*(8)	5,237,998
94,550	Express Scripts, Inc.*	6,081,456
61,130	Genentech, Inc.*	4,962,533
68,650	Genzyme Corp.*	5,117,171
223,480	Gilead Sciences, Inc.*	11,515,924

		43,755,077

See notes to portfolios of investments.

GROWTH PORTFOLIO
(FORMERLY, AGGRESSIVE EQUITY PORTFOLIO)
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008
(Unaudited)

Shares		Value

	Common Stocks (continued)

	Retail — 3.6%
85,870	GameStop Corp. — Class A*(8)	$4,440,338
134,150	Lowe’s Companies, Inc.	3,077,401
154,030	The TJX Companies, Inc.	5,093,772

		12,611,511

	Retail: Restaurants — 1.2%
37,740	Chipotle Mexican Grill, Inc. — Class A*(8)	4,280,848

	Scientific and Technical Instruments — 2.0%
122,780	Thermo Fisher Scientific, Inc.*	6,978,815

	Semiconductors — 6.7%
224,060	Altera Corp.	4,129,426
488,180	Applied Materials, Inc.	9,524,392
66,940	MEMC Electronic Materials, Inc.*	4,746,046
152,240	Microchip Technology, Inc. (8)	4,982,815

		23,382,679

	Telecommunications Equipment and Services — 8.9%
57,950	America Movil SAB de CV — Series L (ADR) (Mexico)	3,690,836
437,170	Corning, Inc.	10,509,567
238,290	QUALCOMM, Inc.	9,769,890
62,840	Research In Motion, Ltd. (Canada)*	7,052,533

		31,022,826

	Transportation — 1.1%
30,800	Union Pacific Corp.	3,861,704

	Total Common Stocks (Cost $310,004,341)	341,396,710

Principal

	Securities Lending Collateral — 10.1%
$35,306,783	Securities Lending Collateral Investment (Note 3) (Cost $35,306,783)	35,306,783

	Total Securities (Cost $345,311,124)	376,703,493

	Repurchase Agreements — 1.8%
6,141,781	With State Street Bank and Trust, dated 03/31/08, 1.88%, due 04/01/08, repurchase proceeds at maturity $6,142,102 (Collateralized by Freddie Mac Adjustable Rate Mortgage, 3.32%, due 11/15/33, with a value of $6,266,189) (Cost $6,141,781)	6,141,781

	Total Investments — 109.7% (Cost $351,452,905)	382,845,274
	Liabilities less other assets — (9.7)%	(33,726,309)

	Net Assets — 100.0%	$349,118,965

The aggregate cost of securities for federal income tax purposes at March 31, 2008 is $351,452,905.

The following amounts are based on cost for federal income tax purposes:

Gross unrealized appreciation	$38,095,649
Gross unrealized depreciation	(6,703,280)

Net unrealized appreciation	$31,392,369

See summary of footnotes and abbreviations to portfolios.

See notes to portfolios of investments.

MID VALUE PORTFOLIO
(FORMERLY, MID-CAP VALUE PORTFOLIO)
PORTFOLIO OF INVESTMENTS

March 31, 2008
(Unaudited)

Shares		Value

	Common Stocks — 96.7%
	Advertising — 0.7%
125,000	Omnicom Group, Inc.	$5,522,500
133,172	The Interpublic Group of Companies, Inc.*(8)	1,119,977

		6,642,477

	Aerospace and Defense — 1.7%
256,048	Goodrich Corp.	14,725,320
27,248	Spirit AeroSystems Holdings, Inc. — Class A*	604,361

		15,329,681

	Agriculture — 0.2%
21,192	The Mosaic Company*	2,174,299

	Airlines — 0.5%
35,700	Alaska Air Group, Inc.*	700,434
61,079	AMR Corp.*(8)	550,933
31,189	Continental Airlines, Inc. — Class B*	599,764
48,964	Delta Air Lines, Inc.*	421,090
121,900	ExpressJet Holdings, Inc.*(8)	320,597
50,166	Northwest Airlines*	450,992
23,637	UAL Corp.	508,905
61,624	US Airways Group, Inc.*(8)	549,070

		4,101,785

	Apparel: Manufacturing and Retail — 1.0%
74,500	Foot Locker, Inc.	876,865
114,000	Jones Apparel Group, Inc.	1,529,880
40,735	Liz Claiborne, Inc. (8)	739,340
100,589	Macy’s, Inc. (8)	2,319,582
8,938	Nordstrom, Inc.	291,379
60,100	The Cato Corp. — Class A	897,894
33,650	VF Corp.	2,608,212

		9,263,152

	Automobile: Retail — 1.0%
254,750	Advance Auto Parts, Inc.	8,674,238

	Automobiles/Motor Vehicles, Automotive Equipment and Repairs — 4.7%
83,200	American Axle & Manufacturing Holdings, Inc. (8)	1,705,600
196,569	ArvinMeritor, Inc. (8)	2,459,078
52,900	Autoliv, Inc.	2,655,580
903,350	Ford Motor Company*(8)	5,167,162
73,968	General Motors Corp. (8)	1,409,090
196,427	Genuine Parts Company	7,900,294
65,000	Harley-Davidson, Inc.	2,437,500
26,576	Johnson Controls, Inc.	898,269
15,439	Magna International, Inc. — Class A (Canada)	1,113,924
202,700	Oshkosh Truck Corp. (8)	7,353,956
8,470	TravelCenters of America LLC*	51,667
203,630	WABCO Holdings, Inc.	9,289,601

		42,441,721

	Banks and Financial Services — 8.4%
164,800	Advance America Cash Advance Centers, Inc.	1,244,240
54,600	Advanta Corp. — Class B	383,838
80,700	AmeriCredit Corp.*(8)	812,649
106,400	Banco Latinoamericano de Exportaciones, SA — Class E (Panama)	1,638,560
216,450	Bank of New York Mellon Corp.	9,032,459
96,000	CIT Group, Inc. (8)	1,137,600
32,700	City Holding Company	1,304,730
109,300	Comerica, Inc.	3,834,244
80,500	Friedman, Billings, Ramsey Group, Inc. — Class A	136,850
100,300	Fulton Financial Corp.	1,232,687
330,000	Hudson City Bancorp, Inc.	5,834,400
185,700	Huntington Bancshares, Inc.	1,996,275
377,425	Invesco, Ltd. (Bermuda)	9,194,073
125,100	KeyCorp	2,745,945
672,949	People’s United Financial, Inc.	11,648,747
109,900	PNC Financial Services Group, Inc.	7,206,143
44,500	Provident Bankshares Corp. (8)	477,930
67,779	Regions Financial Corp.	1,338,635
32,600	State Street Corp.	2,575,400
223,900	UnionBanCal Corp.	10,989,012

		74,764,417

	Broadcast Services/Media — 0.3%
79,800	Belo Corp.	843,486
55,300	CBS Corp. — Class B	1,221,024
166,400	Westwood One, Inc.*	349,440

		2,413,950

	Business Services and Supplies — 4.0%
32,976	Deluxe Corp.	633,469
122,297	Dun & Bradstreet Corp.	9,952,530
220,200	Fidelity National Information Services, Inc.	8,398,428

See notes to portfolios of investments.

MID VALUE PORTFOLIO
(FORMERLY, MID-CAP VALUE PORTFOLIO)
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008
(Unaudited)

Shares		Value

	Common Stocks (continued)
	Business Services and Supplies (continued)

75,400	Kelly Services, Inc. — Class A	$1,550,224
226,650	Manpower, Inc.	12,751,329
26,682	Ritchie Brothers Auctioneers, Inc. (Canada)	2,191,126

		35,477,106

	Chemicals — 3.5%
82,234	Eastman Chemical Company	5,135,513
26,200	NewMarket Corp.	1,976,790
146,500	PolyOne Corp.*	933,205
109,607	PPG Industries, Inc.	6,632,320
117,200	Rohm and Haas Company (8)	6,338,176
92,600	Sensient Technologies Corp.	2,730,774
57,100	Spartech Corp.	482,495
101,824	The Lubrizol Corp.	5,652,250
63,400	The Valspar Corp.	1,257,856

		31,139,379

	Computer Equipment, Software and Services — 4.9%
61,168	BMC Software, Inc.*	1,989,183
248,214	Computer Sciences Corp.*	10,124,649
93,843	Electronic Data Systems Corp.	1,562,486
81,600	Lexmark International, Inc. — Class A*	2,506,752
239,800	NCR Corp.*	5,474,634
425,350	Parametric Technology Corp.*	6,797,093
179,400	Seagate Technology (Cayman Islands)	3,756,636
122,500	Sun Microsystems, Inc.*	1,902,425
356,900	Teradata Corp.*	7,873,214
60,000	Western Digital Corp.*	1,622,400

		43,609,472

	Construction Services and Supplies — 1.3%
34,700	Beazer Homes USA, Inc. (8)	327,915
11,419	Centex Corp.	276,454
32,004	Chicago Bridge & Iron Company NV (the Netherlands)	1,255,837
17,948	DR Horton, Inc. (8)	282,681
10,722	Insituform Technologies, Inc. — Class A*	148,285
39,644	KB HOME (8)	980,396
72,300	Lennox International, Inc.	2,600,630
118,600	Masco Corp.	2,351,838
15,767	Pulte Homes, Inc.	229,410
47,244	Trane, Inc.	2,168,500
23,947	USG Corp.*(8)	881,729

		11,503,675

	Consumer Goods and Services — 2.4%
59,400	American Greetings Corp. — Class A	1,101,870
55,900	Blyth, Inc.	1,102,348
133,769	Eastman Kodak Company (8)	2,363,698
69,800	Ethan Allen Interiors, Inc. (8)	1,984,414
57,955	Loews Corp. — Carolina Group	4,204,635
15,981	Mohawk Industries, Inc.*(8)	1,144,399
8,618	Reynolds American, Inc.	508,721
45,000	The Black & Decker Corp.	2,974,500
28,600	Tupperware Corp.	1,106,248
56,161	Whirlpool Corp. (8)	4,873,652

		21,364,485

	Containers and Packaging — 1.4%
55,500	Bemis Company, Inc.	1,411,365
330,900	Pactiv Corp.*	8,672,889
77,700	Sonoco Products Company	2,224,551

		12,308,805

	Diversified Operations and Services — 1.0%
155,319	Textron, Inc.	8,607,779

	Electronics — 2.3%
213,500	Amphenol Corp. — Class A	7,952,875
225,836	Celestica, Inc. (Canada)*	1,517,618
204,456	Flextronics International, Ltd. (Singapore)*	1,919,842
335,200	Sanmina-SCI Corp.*	543,024
55,600	Technitrol, Inc.	1,286,028
199,050	Tyco Electronics, Ltd. (Bermuda)	6,831,396
99,500	Vishay Intertechnology, Inc.*	901,470

		20,952,253

	Energy Services — 0.2%
30,832	Energy East Corp.	743,668
26,080	McDermott International, Inc. (Panama)*	1,429,705

		2,173,373

	Engineering — 0.1%
9,258	Fluor Corp. (8)	1,306,859

See notes to portfolios of investments.

MID VALUE PORTFOLIO
(FORMERLY, MID-CAP VALUE PORTFOLIO)
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008
(Unaudited)

Shares		Value

	Common Stocks (continued)

	Equipment Rental and Leasing — 0.1%
50,300	United Rentals North America, Inc.*	$947,652

	Food and Beverage — 3.3%
63,850	Brown-Forman Corp. — Class B (8)	4,228,147
200,600	Campbell Soup Company	6,810,370
140,600	ConAgra Foods, Inc.	3,367,370
130,200	Del Monte Foods Company	1,240,806
209,750	McCormick & Company, Inc.	7,754,458
38,371	Reddy Ice Holdings, Inc. (8)	499,974
38,200	Sanderson Farms, Inc. (8)	1,451,982
800	Seaboard Corp.	1,252,000
95,600	The Pepsi Bottling Group, Inc.	3,241,796

		29,846,903

	Insurance — 8.2%
61,974	Ace, Ltd. (Cayman Islands)	3,412,288
17,006	Ambac Financial Group, Inc. (8)	97,785
95,764	Aon Corp.	3,849,713
109,200	Aspen Insurance Holdings, Ltd. (Bermuda)	2,880,696
63,905	Axis Capital Holdings, Ltd. (Bermuda)	2,171,492
31,800	CIGNA Corp.	1,290,126
64,680	Cincinnati Financial Corp.	2,460,427
94,364	Everest Re Group, Ltd. (Bermuda)	8,448,408
142,300	Genworth Financial, Inc. — Class A	3,221,672
70,100	Horace Mann Educators Corp.	1,225,348
64,800	IPC Holdings, Ltd. (Bermuda)	1,814,400
272,833	Lincoln National Corp.	14,187,315
40,766	Loews Corp.	1,639,609
41,402	Marsh & McLennan Companies, Inc.	1,008,139
85,857	MBIA, Inc. (8)	1,049,173
56,300	MGIC Investment Corp. (8)	592,839
92,000	Nationwide Financial Services, Inc. — Class A	4,349,760
97,296	PartnerRe, Ltd. (Bermuda) (8)	7,423,685
71,500	Radian Group, Inc. (8)	469,755
106,200	SAFECO Corp.	4,660,056
9,600	The Commerce Group, Inc.	346,176
41,700	Unitrin, Inc.	1,473,678
36,852	Willis Group Holdings, Ltd. (Bermuda)	1,238,596
120,551	XL Capital, Ltd. — Class A (Cayman Islands)	3,562,282

		72,873,418

	Internet Services — 0.2%
52,648	McAfee, Inc.*	1,742,122

	Leisure and Recreation — 0.9%
78,782	National CineMedia, Inc.	1,771,019
113,136	Regal Entertainment Group — Class A (8)	2,182,393
122,338	Royal Caribbean Cruises, Ltd. (Liberia) (8)	4,024,921

		7,978,333

	Machinery — 1.1%
73,948	AGCO Corp.*	4,428,005
22,635	Cummins, Inc.	1,059,771
23,290	Rockwell Automation, Inc.	1,337,312
12,429	Terex Corp.*	776,813
45,029	The Manitowoc Company, Inc.	1,837,183

		9,439,084

	Manufacturing — 5.5%
61,000	American Woodmark Corp. (8)	1,254,160
31,055	AO Smith Corp.	1,020,778
202,200	Carlisle Companies, Inc.	6,761,568
58,786	Cooper Industries, Ltd. — Class A (Bermuda)	2,360,258
39,900	Crane Company	1,609,965
58,459	Eaton Corp.	4,657,429
42,200	EnPro Industries, Inc.*	1,316,218
290,979	Ingersoll-Rand Company, Ltd. — Class A (Bermuda) (8)	12,971,843
86,300	Leggett & Platt, Inc. (8)	1,316,075
48,800	Mueller Industries, Inc.	1,407,880
80,100	Parker Hannifin Corp.	5,548,527
76,950	Precision Castparts Corp.	7,855,056
83,400	Tredegar Corp.	1,518,714

		49,598,471

	Medical Equipment, Supplies, and Services — 2.0%
35,900	Apria Healthcare Group, Inc.*	709,025
127,550	CR Bard, Inc.	12,295,820
31,400	Kindred Healthcare, Inc.*	686,718

See notes to portfolios of investments.

MID VALUE PORTFOLIO
(FORMERLY, MID-CAP VALUE PORTFOLIO)
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008
(Unaudited)

Shares		Value

	Common Stocks (continued)
	Medical Equipment, Supplies, and Services (continued)

57,650	Kinetic Concepts, Inc.*	$2,665,160
13,430	McKesson Corp.	703,329
23,000	Universal Health Services, Inc. — Class B	1,234,870

		18,294,922

	Metals and Mining — 1.9%
105,100	Allegheny Technologies, Inc.	7,499,936
22,864	Freeport-McMoRan Copper & Gold, Inc.	2,199,974
71,800	Nucor Corp.	4,863,732
10,974	The Timken Company	326,147
15,900	United States Steel Corp.	2,017,233

		16,907,022

	Office Equipment, Supplies, and Services — 0.5%
99,900	IKON Office Solutions, Inc.	759,240
14,130	Pitney Bowes, Inc.	494,833
173,100	Steelcase, Inc. — Class A	1,914,486
104,300	Xerox Corp.	1,561,371

		4,729,930

	Oil, Coal and Gas — 10.3%
101,718	BJ Services Company	2,899,980
56,274	Cameron International Corp.*	2,343,249
26,100	Chesapeake Energy Corp.	1,204,515
39,500	Cimarex Energy Company	2,162,230
126,781	El Paso Corp.	2,109,636
75,505	Enbridge, Inc. (Canada) (8)	3,107,786
136,717	ENSCO International, Inc.	8,561,219
176,500	Equitable Resources, Inc.	10,395,850
10,343	Hess Corp.	912,046
97,200	Marathon Oil Corp.	4,432,320
21,775	Nabors Industries, Ltd. (Bermuda)*(8)	735,342
17,427	National-Oilwell Varco, Inc.*	1,017,388
53,831	Newfield Exploration Company*	2,844,968
188,800	ONEOK, Inc.	8,426,144
188,500	Patterson-UTI Energy, Inc.	4,934,930
48,128	Pioneer Natural Resources Company	2,364,047
323,758	Questar Corp.	18,311,753
18,918	Smith International, Inc. (8)	1,215,103
102,450	Southwestern Energy Company*	3,451,541
87,265	Sunoco, Inc.	4,578,795
33,000	Swift Energy Company*	1,484,670
14,145	Transocean, Inc. (Cayman Islands)*	1,912,404
30,687	Weatherford International, Ltd. (Bermuda)*	2,223,887

		91,629,803

	Paper and Forest Products — 0.5%
99,600	International Paper Company	2,709,120
71,484	MeadWestvaco Corp.	1,945,794

		4,654,914

	Pharmaceuticals/Research and Development — 1.4%
56,800	Forest Laboratories, Inc.*	2,272,568
13,218	Hospira, Inc.*	565,334
270,135	King Pharmaceuticals, Inc.*	2,350,175
66,500	Millipore Corp.*	4,482,765
257,944	Mylan Laboratories, Inc. (8)	2,992,150

		12,662,992

	Printing and Publishing — 0.4%
15,960	AH Belo Corp. — Class A*	182,423
80,000	Gannett Company, Inc. (8)	2,324,000
49,800	Scholastic Corp.*	1,507,446

		4,013,869

	Real Estate Development and Services — 0.1%
23,213	The St. Joe Company (8)	996,534

	Real Estate Investment Trusts — 2.2%
210,000	Anthracite Capital, Inc. (8)	1,386,000
6,065	Boston Properties, Inc.	558,405
36,100	Capital Trust, Inc. — Class A (8)	972,895
43,082	Equity Residential	1,787,472
84,700	Hospitality Properties Trust	2,881,494
114,600	HRPT Properties Trust	771,258
246,750	iStar Financial, Inc. (8)	3,461,903
128,200	Medical Properties Trust, Inc. (8)	1,451,224
47,300	National Health Investors, Inc.	1,478,125
38,998	RAIT Investment Trust (8)	270,646
39,332	Rayonier, Inc.	1,708,582
17,986	Simon Property Group, Inc.	1,671,079
90,200	Sunstone Hotel Investors, Inc.	1,444,102

		19,843,185

See notes to portfolios of investments.

MID VALUE PORTFOLIO
(FORMERLY, MID-CAP VALUE PORTFOLIO)
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008
(Unaudited)

Shares		Value

	Common Stocks (continued)

	Retail — 3.7%
62,368	Bed Bath & Beyond, Inc.*	$1,839,856
61,000	Borders Group, Inc. (8)	358,070
316,000	Dollar Tree, Inc.*	8,718,440
129,923	Family Dollar Stores, Inc.	2,533,499
248,493	JC Penney Company, Inc.	9,370,670
52,259	Kohl’s Corp.*	2,241,389
361,500	Staples, Inc.	7,992,765
31,805	The Bon-Ton Stores, Inc. (8)	173,973

		33,228,662

	Retail: Restaurants — 0.4%
56,700	Brinker International, Inc.	1,051,785
43,000	Darden Restaurants, Inc.	1,399,650
110,900	Ruby Tuesday, Inc.	831,750

		3,283,185

	Retail: Supermarkets — 0.4%
83,500	SUPERVALU, Inc.	2,503,330
55,700	The Kroger Company	1,414,780

		3,918,110

	Rubber Products — 0.2%
85,221	The Goodyear Tire & Rubber Company*	2,198,702

	Scientific and Technical Instruments — 0.3%
55,053	Agilent Technologies, Inc.*	1,642,231
40,100	Cymer, Inc.*	1,044,204

		2,686,435

	Semiconductors — 2.1%
44,500	Analog Devices, Inc.	1,313,640
57,587	Intersil Corp. — Class A	1,478,258
1,461,795	LSI Corp.*(8)	7,235,885
81,482	Maxim Integrated Products, Inc.	1,661,418
55,435	Microchip Technology, Inc. (8)	1,814,388
220,916	Micron Technology, Inc.*	1,318,869
74,700	MKS Instruments, Inc.*	1,598,580
82,764	National Semiconductor Corp.	1,516,236
55,100	Novellus Systems, Inc.*	1,159,855

		19,097,129

	Telecommunications Equipment and Services — 0.7%
85,422	CenturyTel, Inc.	2,839,427
259,461	Qwest Communications International, Inc. (8)	1,175,358
173,109	Tellabs, Inc.*	943,444
102,329	Windstream Corp.	1,222,832

		6,181,061

	Tools — 0.3%
63,894	The Stanley Works	3,042,632

	Toys — 0.8%
90,686	Hasbro, Inc.	2,530,139
222,600	Mattel, Inc.	4,429,740

		6,959,879

	Transportation — 1.3%
31,300	Arkansas Best Corp. (8)	997,218
55,603	CSX Corp.	3,117,660
34,800	GATX Corp.	1,359,636
64,418	Kansas City Southern*(8)	2,583,806
39,800	Overseas Shipholding Group, Inc.	2,787,592
57,500	YRC Worldwide, Inc.*(8)	754,400

		11,600,312

	Utilities — 8.3%
54,700	AGL Resources, Inc.	1,877,304
144,800	Allegheny Energy, Inc.	7,312,400
65,300	Alliant Energy Corp.	2,286,153
68,200	American Electric Power Company, Inc.	2,839,166
451,600	CMS Energy Corp.	6,114,664
12,985	Consolidated Edison, Inc.	515,505
66,582	DTE Energy Company	2,589,374
15,444	Mirant Corp.*	562,007
149,622	NiSource, Inc.	2,579,483
99,805	Pinnacle West Capital Corp.	3,501,159
239,400	PPL Corp.	10,993,248
24,800	Progress Energy, Inc.	1,034,160
135,900	Puget Energy, Inc.	3,515,733
274,854	Sempra Energy	14,644,221
116,200	TECO Energy, Inc. (8)	1,853,390

See notes to portfolios of investments.

MID VALUE PORTFOLIO
(FORMERLY, MID-CAP VALUE PORTFOLIO)
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008
(Unaudited)

Shares		Value

	Common Stocks (continued)
	Utilities (continued)

86,300	Westar Energy, Inc.	$1,965,051
137,800	Wisconsin Energy Corp.	6,061,822
179,800	Xcel Energy, Inc.	3,587,010

		73,831,850

	Total Common Stocks (Cost $964,799,977)	866,436,017

Principal

	Convertible Bonds — 0.0%
	Telecommunications Equipment and Services
$251,000	Qwest Communications International, Inc., 3.50%, 11/15/25 (Cost $393,817)	259,158

	Short Term Commercial Paper — 0.8%
7,500,000	ING Funding LLC, 2.75%, 04/01/08 (Cost $7,500,000)	7,500,000

	Securities Lending Collateral — 11.2%
100,627,689	Securities Lending Collateral Investment (Note 3) (Cost $100,627,689)	100,627,689

	Total Securities (Cost $1,073,321,483)	974,822,864

	Repurchase Agreements — 3.0%
26,761,961	With State Street Bank and Trust, dated 03/31/08, 1.88%, due 04/01/08, repurchase proceeds at maturity $26,763,359 (Collateralized by various Fannie Mae Adjustable Rate Mortgages, 3.44%-4.93%, due 12/25/33-06/01/36, with a total value of $23,987,190, and Freddie Mac Adjustable Rate Mortgage, 3.62%, due 06/15/34, with a value of $3,311,846) (Cost $26,761,961)	26,761,961

	Total Investments — 111.7% (Cost $1,100,083,444)	1,001,584,825
	Liabilities less other assets — (11.7)%	(105,119,433)

	Net Assets — 100.0%	$896,465,392

The aggregate cost of securities for federal income tax purposes at March 31, 2008 is $1,100,083,444.

The following amounts are based on cost for federal income tax purposes:

Gross unrealized appreciation	$49,773,827
Gross unrealized depreciation	(148,272,446)

Net unrealized depreciation	$(98,498,619)

See summary of footnotes and abbreviations to portfolios.

See notes to portfolios of investments.

MID GROWTH PORTFOLIO
(FORMERLY, MID-CAP GROWTH PORTFOLIO)
PORTFOLIO OF INVESTMENTS

March 31, 2008
(Unaudited)

Shares		Value

	Common Stocks — 99.2%
	Apparel: Manufacturing and Retail — 4.4%
319,000	The Gap, Inc.	$6,277,920
287,935	Urban Outfitters, Inc.*	9,026,762

		15,304,682

	Automobiles/Motor Vehicles, Automotive Equipment and Repairs — 1.7%
136,270	BorgWarner, Inc.	5,863,698

	Banks and Financial Services — 2.6%
33,205	BlackRock, Inc. (8)	6,779,797
137,000	Hudson City Bancorp, Inc.	2,422,160

		9,201,957

	Broadcast Services/Media — 1.6%
158,150	Dolby Laboratories, Inc. — Class A*	5,734,519

	Business Services and Supplies — 3.0%
147,430	FTI Consulting, Inc.*	10,473,427

	Commercial Services — 0.9%
134,980	Quanta Services, Inc.*(8)	3,127,487

	Computer Equipment, Software and Services — 6.2%
382,345	Activision, Inc.*	10,441,842
56,475	DST Systems, Inc.*(8)	3,712,667
129,045	Salesforce.com, Inc.*	7,467,834

		21,622,343

	Construction Services and Supplies — 1.3%
115,250	Chicago Bridge & Iron Company NV (the Netherlands)	4,522,410

	Consumer Goods and Services — 3.4%
104,360	Church & Dwight Company, Inc.	5,660,486
198,113	Fossil, Inc.*	6,050,371

		11,710,857

	Containers and Packaging — 3.3%
207,210	Owens-Illinois, Inc.*	11,692,860

	Diversified Operations and Services — 3.0%
189,315	Textron, Inc.	10,491,837

	Education — 0.9%
70,060	Apollo Group, Inc. — Class A*	3,026,592

	Energy Services — 3.4%
16,255	First Solar, Inc.*	3,757,181
146,095	McDermott International, Inc. (Panama)*	8,008,928

		11,766,109

	Environmental Waste Management and Recycling Services — 2.2%
145,835	Stericycle, Inc.*	7,510,503

	Food and Beverage — 3.9%
182,815	Molson Coors Brewing Company — Class B	9,610,584
63,820	Wm Wrigley Jr Company	4,010,449

		13,621,033

	Insurance — 3.4%
102,820	Assurant, Inc.	6,257,625
298,257	Fidelity National Financial, Inc. — Class A	5,467,051

		11,724,676

	Internet Services — 2.0%
149,850	Expedia, Inc.*	3,280,217
155,000	Juniper Networks, Inc.*	3,875,000

		7,155,217

	Leisure and Recreation — 1.5%
133,000	International Game Technology	5,347,930

	Machinery — 2.1%
110,750	Joy Global, Inc.	7,216,470

	Manufacturing — 3.2%
107,718	SPX Corp.	11,299,618

	Medical Equipment, Supplies, and Services — 8.7%
115,065	Hologic, Inc.*(8)	6,397,614
15,314	IDEXX Laboratories, Inc.*	754,368
27,785	Intuitive Surgical, Inc.*	9,012,064
82,980	Invitrogen Corp.*	7,092,301
155,460	Varian Medical Systems, Inc.*	7,281,746

		30,538,093

	Metals and Mining — 1.8%
188,000	Steel Dynamics, Inc.	6,211,520

	Oil, Coal and Gas — 17.3%
92,000	Arch Coal, Inc.	4,002,000
118,000	Cabot Oil & Gas Corp.	5,999,120
159,995	Cameron International Corp.*	6,662,192
60,000	Equitable Resources, Inc.	3,534,000
152,135	Noble Corp. (Cayman Islands)	7,556,545
200,210	Quicksilver Resources, Inc.*(8)	7,313,671
154,975	Range Resources Corp.	9,833,164
129,085	SandRidge Energy, Inc.*(8)	5,053,678
306,480	Southwestern Energy Company*	10,325,312

		60,279,682

See notes to portfolios of investments.

MID GROWTH PORTFOLIO
(FORMERLY, MID-CAP GROWTH PORTFOLIO)
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008
(Unaudited)

Shares		Value

	Common Stocks (continued)

	Pharmaceuticals/Research and Development — 7.1%
63,475	Allergan, Inc.	$3,579,355
160,925	BioMarin Pharmaceutical, Inc.*	5,691,918
86,910	Express Scripts, Inc.*	5,590,051
321,930	Millennium Pharmaceuticals, Inc.*	4,977,038
121,000	Pharmaceutical Product Development, Inc.	5,069,900

		24,908,262

	Retail: Restaurants — 0.9%
119,000	Burger King Holdings, Inc.	3,291,540

	Scientific and Technical Instruments — 4.3%
80,090	Mettler-Toledo International, Inc.*	7,778,341
129,635	Thermo Fisher Scientific, Inc.*	7,368,453

		15,146,794

	Semiconductors — 2.0%
102,000	Microchip Technology, Inc. (8)	3,338,460
177,065	NVIDIA Corp.*	3,504,116

		6,842,576

	Telecommunications Equipment and Services — 1.7%
149,826	American Tower Corp. — Class A*	5,874,677

	Transportation — 1.4%
150,000	JB Hunt Transport Services, Inc.	4,714,500

	Total Common Stocks (Cost $322,188,826)	346,221,869

Principal		Value

	Securities Lending Collateral — 8.9%
$31,080,525	Securities Lending Collateral Investment (Note 3) (Cost $31,080,525)	$31,080,525

	Total Securities (Cost $353,269,351)	377,302,394

	Repurchase Agreements — 0.7%
2,557,372	With State Street Bank and Trust, dated 03/31/08, 1.88%, due 04/01/08, repurchase proceeds at maturity $2,557,506 (Collateralized by Fannie Mae Adjustable Rate Mortgage, 4.75%, due 12/01/33, with a value of $2,017,026 and Freddie Mac Adjustable Rate Mortgage, 3.32%, due 11/15/33, with a value of $593,339) (Cost $2,557,372)	2,557,372

	Total Investments — 108.8% (Cost $355,826,723)	379,859,766
	Liabilities less other assets — (8.8)%	(30,638,809)

	Net Assets — 100.0%	$349,220,957

The aggregate cost of securities for federal income tax purposes at March 31, 2008 is $355,826,723.

The following amounts are based on cost for federal income tax purposes:

Gross unrealized appreciation	$40,305,209
Gross unrealized depreciation	(16,272,166)

Net unrealized appreciation	$24,033,043

See summary of footnotes and abbreviations to portfolios.

See notes to portfolios of investments.

SMALL VALUE PORTFOLIO
(FORMERLY, SMALL-CAP VALUE PORTFOLIO)
PORTFOLIO OF INVESTMENTS

March 31, 2008
(Unaudited)

Shares		Value

	Common Stocks — 93.4%
	Advertising — 1.3%
95,772	Getty Images, Inc.*	$3,064,704

	Aerospace and Defense — 0.5%
4,800	Curtiss — Wright Corp.	199,104
28,469	Ducommun, Inc.*	787,737
8,500	Kaman Corp.	240,465

		1,227,306

	Airlines — 0.2%
17,700	Republic Airways Holdings, Inc.*	383,382

	Apparel: Manufacturing and Retail — 1.6%
38,975	Brown Shoe Company, Inc.	587,353
111,387	Jos A Bank Clothiers, Inc.*(8)	2,283,434
48,900	The Talbots, Inc. (8)	527,142
8,300	The Warnaco Group, Inc.*	327,352

		3,725,281

	Automobile: Retail — 0.6%
43,563	Asbury Automotive Group, Inc.	599,427
36,300	Sonic Automotive, Inc. — Class A	745,965

		1,345,392

	Automobiles/Motor Vehicles, Automotive Equipment and Repairs — 4.1%
28,200	American Axle & Manufacturing Holdings, Inc. (8)	578,100
66,095	BorgWarner, Inc.	2,844,068
23,300	Lear Corp.*	603,703
14,900	Modine Manufacturing Company	215,901
68,067	Oshkosh Truck Corp. (8)	2,469,471
2,500	Polaris Industries, Inc.	102,525
339,672	Spartan Motors, Inc. (8)	2,873,625

		9,687,393

	Banks and Financial Services — 12.6%
16,100	Bank Mutual Corp.	172,914
66,900	BankAtlantic Bancorp., Inc. — Class A	261,579
28,200	Boston Private Financial Holdings, Inc.	298,638
205,265	Brookline Bancorp, Inc.	2,356,442
107,227	Calamos Asset Management, Inc. — Class A	1,745,656
9,300	Cathay General Bancorp (8)	192,789
71,200	Citizens Banking Corp. — Michigan (8)	885,016
20,100	Community Trust Bancorp, Inc.	588,930
258,015	Corus Bankshares, Inc. (8)	2,510,486
263,688	First Commonwealth Financial Corp. (8)	3,056,144
39,800	FirstMerit Corp.	822,268
19,611	Frontier Financial Corp. (8)	346,722
20,200	Glacier Bancorp, Inc. (8)	387,234
4,800	Hancock Holding Company	201,696
14,317	IBERIABANK Corp. (8)	633,527
18,525	National Financial Partners Corp. (8)	416,257
25,600	NBT Bancorp, Inc.	568,320
25,200	Prosperity Bancshares, Inc. (8)	722,232
22,300	S&T Bancorp, Inc. (8)	717,391
115,911	Sandy Spring Bancorp, Inc. (8)	3,189,870
10,300	Southside Bancshares, Inc. (8)	247,921
3,300	Suffolk Bancorp (8)	104,544
210,791	SWS Group, Inc.	2,577,974
28,100	Texas Capital Bancshares, Inc.*	474,328
18,982	UMB Financial Corp.	782,058
21,600	United Community Banks, Inc. — Georgia (8)	366,768
15,400	Waddell & Reed Financial, Inc. — Class A	494,802
119,893	Washington Federal, Inc.	2,738,356
89,295	Whitney Holding Corp.	2,213,623

		30,074,485

	Broadcast Services/Media — 0.7%
59,700	Entercom Communications Corp. — Class A (8)	592,821
30,600	Entravision Communications Corp. — Class A*	203,796
36,300	Gray Television, Inc.	206,547
76,200	Sinclair Broadcast Group, Inc. — Class A (8)	678,942

		1,682,106

	Business Services and Supplies — 0.2%
38,400	MPS Group, Inc.*	453,888

	Chemicals — 1.6%
34,000	A Schulman, Inc.	698,020
24,657	Arch Chemicals, Inc.	918,720
48,300	Ferro Corp.	717,738
6,600	Minerals Technologies, Inc.	414,480
22,400	Olin Corp.	442,624
8,200	OM Group, Inc.*	447,228
7,990	Zep, Inc.	129,598

		3,768,408

	Commercial Services — 0.1%
10,200	TNS, Inc.*	210,528

	Computer Equipment, Software and Services — 4.7%
41,200	Agilysys, Inc.	477,920
48,100	AsiaInfo Holdings, Inc.*	522,366
21,513	Black Box Corp.	663,676
15,574	CACI International, Inc. — Class A*	709,396
79,800	CIBER, Inc.*	391,020

See notes to portfolios of investments.

SMALL VALUE PORTFOLIO
(FORMERLY, SMALL-CAP VALUE PORTFOLIO)
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008
(Unaudited)

Shares		Value

	Common Stocks (continued)
	Computer Equipment, Software and Services (continued)

230,880	Digi International, Inc.*	$2,664,355
164,500	Extreme Networks, Inc.*	509,950
24,100	Insight Enterprises, Inc.*	421,750
20,909	Manhattan Associates, Inc.*	479,443
86,134	MTS Systems Corp.	2,778,683
53,900	PC Connection, Inc.*	426,888
56,677	Quantum Corp.*	121,289
68,200	Silicon Storage Technology, Inc.*	178,684
32,193	Sybase, Inc.*(8)	846,676

		11,192,096

	Construction Services and Supplies — 3.0%
62,200	Comforts System USA, Inc.	809,222
72,450	Granite Construction, Inc.	2,369,840
18,300	NCI Building Systems, Inc.*(8)	442,860
13,600	Perini Corp.*	492,728
92,060	Universal Forest Products, Inc. (8)	2,964,332

		7,078,982

	Consumer Goods and Services — 2.3%
23,900	American Greetings Corp. — Class A	443,345
19,132	G & K Services, Inc. — Class A	681,291
174,301	Helen Of Troy, Ltd. (Bermuda)*	2,923,028
22,025	Regis Corp.	605,467
22,200	Tupperware Brands Corp.	858,696

		5,511,827

	Diversified Operations and Services — 1.5%
7,117	Chemed Corp.	300,337
81,304	ESCO Technologies, Inc.*(8)	3,229,395

		3,529,732

	Electronics — 0.1%
17,900	Applied Micro Circuits Corp.*	128,522
17,069	CTS Corp.	182,638

		311,160

	Engineering — 0.4%
45,100	EMCOR Group, Inc.*	1,001,671

	Equipment Rental and Leasing — 0.1%
2,500	AMERCO*(8)	142,725

	Food and Beverage — 0.5%
25,600	Chiquita Brands International, Inc.*(8)	591,616
10,389	Ralcorp Holdings, Inc.*	604,120

		1,195,736

	Funeral Services — 0.8%
190,018	Service Corp. International (8)	1,926,783

	Insurance — 6.1%
12,514	American Physicians Capital, Inc.*	580,149
29,237	Aspen Insurance Holdings, Ltd. (Bermuda)	771,271
7,000	Assured Guaranty, Ltd. (Bermuda) (8)	166,180
38,231	CNA Surety Corp.*	587,993
26,331	Delphi Financial Group, Inc. — Class A	769,655
21,259	FBL Financial Group, Inc. — Class A	605,669
12,300	Infinity Property & Casualty Corp. (8)	511,680
9,900	IPC Holdings, Ltd. (Bermuda)	277,200
24,209	Max Capital Group, Ltd. (Bermuda) (8)	634,034
44,200	Meadowbrook Insurance Group, Inc.	345,202
34,211	Montpelier Re Holdings, Ltd. (Bermuda) (8)	549,087
13,500	Odyssey Re Holdings Corp.	496,125
20,637	Platinum Underwriters Holdings, Ltd. (Bermuda)	669,877
13,490	RLI Corp.	668,699
28,000	Selective Insurance Group, Inc.	668,640
91,380	The Commerce Group, Inc.	3,295,162
47,166	The Phoenix Companies, Inc.*	575,897
24,447	United America Indemnity, Ltd. — Class A (Cayman Islands)*	470,849
18,600	United Fire & Casualty Company	695,640
39,800	Universal American Financial Corp.*	421,880
18,939	Zenith National Insurance Corp.	679,153

		14,440,042

	Internet Services — 0.6%
52,700	Ixia*	408,952
36,029	Secure Computing Corp.*	232,387
51,845	Vignette Corp.*	684,873

		1,326,212

	Leisure and Recreation — 1.4%
10,400	Lodgian, Inc.	115,960
167,902	The Marcus Corp.	3,223,718

		3,339,678

	Machinery — 3.2%
113,793	Applied Industrial Technologies, Inc.	3,401,273
36,925	Cascade Corp.	1,820,772
25,529	Regal-Beloit Corp.	935,127

See notes to portfolios of investments.

SMALL VALUE PORTFOLIO
(FORMERLY, SMALL-CAP VALUE PORTFOLIO)
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008
(Unaudited)

Shares		Value

	Common Stocks (continued)
	Machinery (continued)

24,400	Robbins & Myers, Inc.	$796,660
16,400	Tecumseh Products Company — Class A*	503,152

		7,456,984

	Manufacturing — 4.4%
12,580	Acuity Brands, Inc. (8)	540,311
14,600	AptarGroup, Inc.	568,378
33,400	Briggs & Stratton Corp.	597,860
66,200	CIRCOR International, Inc.	3,061,750
16,827	EnPro Industries, Inc.*	524,834
33,871	Gibraltar Industries, Inc.	397,307
23,386	GrafTech International, Ltd.*	379,087
24,500	Mueller Industries, Inc.	706,825
32,400	Tredegar Corp.	590,004
108,460	Watts Water Technologies, Inc. (8)	3,040,134

		10,406,490

	Medical Equipment, Supplies, and Services — 3.9%
14,523	AMERIGROUP Corp.*	396,914
27,300	Cross Country Healthcare, Inc.*	337,701
16,400	Invacare Corp.	365,392
6,900	Kindred Healthcare, Inc.*	150,903
13,858	Landauer, Inc.	697,612
52,242	Magellan Health Services, Inc.*	2,073,485
13,800	Molina Healthcare, Inc.*(8)	336,996
58,163	Owens & Minor, Inc.	2,288,132
169,836	Syneron Medical, Ltd. (Israel)*(8)	2,471,114

		9,118,249

	Metals and Mining — 0.1%
14,800	Worthington Industries, Inc. (8)	249,676

	Oil, Coal and Gas — 7.0%
46,100	Allis-Chalmers Energy, Inc.*(8)	635,719
11,600	Berry Petroleum Company — Class A	539,284
4,225	Dawson Geophysical Company*	285,188
17,200	Encore Acquisition Company*	692,816
6,700	Exterran Holdings, Inc.*(8)	432,418
52,807	Frontier Oil Corp.	1,439,519
17,735	Gulf Island Fabrication, Inc.	509,349
34,690	Holly Corp.	1,505,893
54,699	National Fuel Gas Company	2,582,340
37,300	Newpark Resources, Inc.*	190,230
10,990	Oil States International, Inc.*(8)	492,462
60,046	Penn Virginia Corp.	2,647,427
7,000	T-3 Energy Services, Inc.*	297,920
34,300	VAALCO Energy, Inc.*	170,471
15,700	Whiting Petroleum Corp.*	1,015,005
112,812	World Fuel Services Corp.	3,166,632

		16,602,673

	Paper and Forest Products — 1.1%
74,463	Buckeye Technologies, Inc.*	831,007
15,600	Potlatch Corp.	643,812
23,582	Rock-Tenn Company — Class A	706,753
13,700	Schweitzer-Mauduit International, Inc.	317,018

		2,498,590

	Pharmaceuticals/Research and Development — 5.2%
31,900	Applera Corp. — Celera Group*	468,930
95,648	Exponent, Inc.*	3,141,080
199,374	Mannatech, Inc. (8)	1,421,537
26,800	Martek Biosciences Corp.*(8)	819,276
82,097	Perrigo Company	3,097,520
19,700	Pharmanet Development Group, Inc.*	497,031
7,400	Rigel Pharmaceuticals, Inc.*	138,084
59,326	West Pharmaceutical Services, Inc.	2,623,989

		12,207,447

	Real Estate Investment Trusts — 7.4%
9,700	Arbor Realty Trust, Inc. (8)	146,276
76,598	Ashford Hospitality Trust	435,077
6,800	Capital Trust, Inc. — Class A (8)	183,260
33,500	CapLease, Inc. (8)	260,295
15,624	Entertainment Properties Trust	770,732
20,722	First Industrial Realty Trust, Inc. (8)	640,103
30,900	First Potomac Realty Trust	474,933
111,136	Healthcare Realty Trust, Inc. (8)	2,906,205
50,103	Hersha Hospitality Trust	452,430
25,147	LaSalle Hotel Properties	722,473
40,000	Lexington Realty Trust (8)	576,400
20,000	MFA Mortgage Investments, Inc.	126,000
115,987	National Retail Properties, Inc. (8)	2,557,513
27,400	Pennsylvania Real Estate Investment Trust	668,286
20,700	RAIT Investment Trust (8)	143,658
63,623	Rayonier, Inc.	2,763,783
19,344	Realty Income Corp. (8)	495,593
48,459	Sovran Self Storage, Inc. (8)	2,069,684
34,978	Sunstone Hotel Investors, Inc. (8)	559,998
111,200	Winthrop Realty Trust (8)	458,144

		17,410,843

See notes to portfolios of investments.

SMALL VALUE PORTFOLIO
(FORMERLY, SMALL-CAP VALUE PORTFOLIO)
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008
(Unaudited)

Shares		Value

	Common Stocks (continued)

	Retail — 3.1%
242,900	Blockbuster, Inc. — Class A*(8)	$791,854
31,439	Casey’s General Stores, Inc.	710,521
218,501	EZCORP, Inc. — Class A*	2,689,748
37,600	Movado Group, Inc.	732,824
115,125	The Pantry, Inc.*(8)	2,426,835

		7,351,782

	Retail: Restaurants — 0.8%
17,100	Bob Evans Farms, Inc.	471,789
20,300	CBRL Group, Inc.	726,131
15,086	Jack in the Box, Inc.*	405,361
16,100	Landry’s Restaurants, Inc.	262,108

		1,865,389

	Retail: Supermarkets — 1.2%
6,400	Ruddick Corp.	235,904
72,032	Weis Markets, Inc.	2,482,943

		2,718,847

	Rubber Products — 0.1%
15,400	Cooper Tire & Rubber Company	230,538

	Scientific and Technical Instruments — 0.2%
7,162	Varian, Inc.*	414,823

	Semiconductors — 2.2%
195,135	OmniVision Technologies, Inc.*(8)	3,282,171
57,435	Pericom Semiconductor Corp.*	843,146
55,596	PMC-Sierra, Inc.*	316,897
164,300	TriQuint Semiconductor, Inc.*	831,358

		5,273,572

	Sporting Goods and Equipment — 0.2%
30,600	Callaway Golf Company	449,208

	Telecommunications Equipment and Services — 1.4%
54,600	Alaska Communications Systems Group, Inc.	668,304
20,932	Atlantic Tele-Network, Inc.	708,130
112,900	Cincinnati Bell, Inc.*	480,954
49,800	General Communication, Inc. — Class A*	305,772
46,400	Plantronics, Inc.	895,984
109,600	Powerwave Technologies, Inc.*(8)	279,480

		3,338,624

	Transportation — 3.1%
123,841	Arkansas Best Corp. (8)	3,945,574
11,955	Pacer International, Inc.	196,421
57,653	Tidewater, Inc.	3,177,257

		7,319,252

	Utilities — 3.8%
77,546	American States Water Company	2,791,656
25,100	California Water Service Group (8)	957,565
9,500	CH Energy Group, Inc.	369,550
23,100	Cleco Corp.	512,358
43,771	El Paso Electric Company*	935,386
88,969	UIL Holdings Corp.	2,680,636
30,391	Unisource Energy Corp.	676,504

		8,923,655

	Total Common Stocks (Cost $231,641,535)	220,456,159

Principal

	Securities Lending Collateral — 25.0%
$58,904,192	Securities Lending Collateral Investment (Note 3) (Cost $58,904,192)	58,904,192

	Total Securities (Cost $290,545,727)	279,360,351

	Repurchase Agreements — 3.8%
8,911,551	With State Street Bank and Trust, dated 03/31/08, 1.88%, due 04/01/08, repurchase proceeds at maturity $8,912,016 (Collateralized by various Fannie Mae Adjustable Rate Mortgages, 4.27%-5.35%, due 12/01/33-05/01/34, with a total value of $9,091,526) (Cost $8,911,551)	8,911,551

	Total Investments — 122.2% (Cost $299,457,278)	288,271,902
	Liabilities less other assets — (22.2)%	(52,329,209)

	Net Assets — 100.0%	$235,942,693

The aggregate cost of securities for federal income tax purposes at March 31, 2008 is $299,457,278.

The following amounts are based on cost for federal income tax purposes:

Gross unrealized appreciation	$12,910,835
Gross unrealized depreciation	(24,096,211)

Net unrealized depreciation	$(11,185,376)

See summary of footnotes and abbreviations to portfolios.

See notes to portfolios of investments.

SMALL CORE PORTFOLIO
(FORMERLY, SPECIAL EQUITY PORTFOLIO)
PORTFOLIO OF INVESTMENTS

March 31, 2008
(Unaudited)

Shares		Value

	Common Stocks — 96.7%
	Aerospace and Defense — 0.9%
81,930	BE Aerospace, Inc.*	$2,863,453
41,770	HEICO Corp. (8)	2,036,288
60,840	Orbital Sciences Corp.*	1,466,244

		6,365,985

	Agriculture — 0.6%
43,500	CF Industries Holdings, Inc.	4,507,470

	Airlines — 0.7%
314,120	AirTran Holdings, Inc.*(8)	2,073,192
65,790	Allegiant Travel Company*	1,738,172
6,900	Continental Airlines, Inc. — Class B*	132,687
132,400	Pinnacle Airlines Corp.*(8)	1,155,852
2,400	SkyWest, Inc.	50,688

		5,150,591

	Apparel: Manufacturing and Retail — 3.9%
136,370	Aeropostale, Inc.*	3,696,990
1,500	Cherokee, Inc.	50,505
76,100	Chico’s FAS, Inc.*	541,071
179,600	Crocs, Inc.*(8)	3,137,612
15,800	Guess?, Inc.	639,426
8,000	Heelys, Inc.*(8)	34,320
57,450	Iconix Brand Group, Inc.*(8)	996,758
39,300	J Crew Group, Inc.*(8)	1,735,881
67,983	Jos A Bank Clothiers, Inc.*(8)	1,393,652
17,700	Lululemon Athletica, Inc. (Canada)*(8)	503,211
22,600	Phillips-Van Heusen Corp.	856,992
443,650	Quiksilver, Inc.*	4,352,206
330,658	Stage Stores, Inc.	5,356,659
236,541	The Cato Corp. — Class A	3,533,923
1,300	The Gymboree Corp.*	51,844
2,300	The Warnaco Group, Inc.*	90,712
44,500	Urban Outfitters, Inc.*(8)	1,395,075
21,900	Wolverine World Wide, Inc.	635,319

		29,002,156

	Automobiles/Motor Vehicles, Automotive Equipment and Repairs — 1.2%
72,900	Aftermarket Technology Corp.*	1,417,176
41,700	Amerigon, Inc.*	617,160
30,000	Lear Corp.*	777,300
204,674	Modine Manufacturing Company	2,965,726
124,300	Monaco Coach Corp.	1,178,364
13,600	Oshkosh Truck Corp.	493,408
32,300	Polaris Industries, Inc. (8)	1,324,623
7,300	Standard Motor Products, Inc.	44,676
42,600	Wabash National Corp.	382,974

		9,201,407

	Banks and Financial Services — 9.1%
21,400	1st Source Corp.	450,470
30,810	Affiliated Managers Group, Inc.*(8)	2,795,700
17,900	Ameris Bancorp (8)	287,474
3,296	Arrow Financial Corp.	74,127
188,510	Asset Acceptance Capital Corp. (8)	1,815,351
98,047	ASTA Funding, Inc. (8)	1,365,795
15,500	BancFirst Corp.	709,590
8,200	Banco Latinoamericano de Exportaciones, SA — Class E (Panama)	126,280
9,700	Bank of Granite Corp.	106,506
5,100	BankFinancial Corp.	81,141
4,800	Berkshire Hills Bancorp, Inc.	120,912
8,200	Camden National Corp.	277,488
2,700	Capital Southwest Corp. (8)	334,044
198,395	Cardtronics, Inc.*	1,382,813
74,100	Central Pacific Financial Corp.	1,396,785
2,200	Chemical Financial Corp.	52,448
27,500	City Bank (8)	612,425
19,000	City Holding Company	758,100
71,000	Community Bank System, Inc. (8)	1,743,760
19,900	Community Trust Bancorp, Inc.	583,070
77,700	Corus Bankshares, Inc. (8)	756,021
86,553	Credit Acceptance Corp.*(8)	1,344,168
71,400	Dime Community Bancshares	1,248,072
42,500	East West Bancorp, Inc. (8)	754,375
5,800	Federated Investors, Inc. — Class B	227,128
99,682	Financial Federal Corp. (8)	2,174,064
4,600	Financial Institutions, Inc.	87,170
5,250	First Citizens Bancshares, Inc. — Class A	731,588
34,500	First Commonwealth Financial Corp. (8)	399,855
3,000	First Community Bancshares, Inc. (8)	109,260
85,000	First Financial Bancorp (8)	1,143,250

See notes to portfolios of investments.

SMALL CORE PORTFOLIO
(FORMERLY, SPECIAL EQUITY PORTFOLIO)
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008
(Unaudited)

Shares		Value

	Common Stocks (continued)
	Banks and Financial Services (continued)

30,400	First Financial Bankshares, Inc. (8)	$1,245,792
7,100	First Financial Corp.	218,538
11,800	First Financial Holdings, Inc.	276,828
2,200	First Merchants Corp.	62,788
43,595	First Midwest Bancorp, Inc. (8)	1,210,633
54,000	First Niagara Financial Group, Inc.	733,860
7,900	First Place Financial Corp.	102,700
2,213	First Regional Bancorp*	36,293
71,000	Frontier Financial Corp. (8)	1,255,280
14,200	GFI Group, Inc.	813,660
11,400	Great Southern Bancorp, Inc. (8)	177,954
54,600	Greenhill & Company, Inc. (8)	3,797,977
33,400	Hancock Holding Company (8)	1,403,468
18,100	Home Bancshares, Inc. (8)	377,747
20,900	Horizon Financial Corp. (8)	288,629
7,100	Imperial Capital Bancorp, Inc.	153,502
24,300	Independent Bank Corp. — Massachusetts	718,065
9,400	Independent Bank Corp. — Michigan (8)	97,572
19,400	Integra Bank Corp. (8)	314,280
106,606	International Bancshares Corp.	2,407,163
42,270	Investment Technology Group, Inc.*(8)	1,952,029
75,700	Jefferies Group, Inc.	1,221,041
167,700	Knight Capital Group, Inc. — Class A*(8)	2,723,448
18,255	Lakeland Bancorp, Inc. (8)	236,037
10,500	Lakeland Financial Corp.	237,825
64,131	MB Financial, Inc. (8)	1,973,952
8,800	Morningstar, Inc.*	539,880
3,900	NBT Bancorp, Inc.	86,580
20,500	New York Community Bancorp, Inc. (8)	373,510
90,219	NewAlliance Bancshares, Inc. (8)	1,106,085
77,200	Och-Ziff Capital Management Group — Class A (8)	1,621,200
8,500	Old National Bancorp (8)	153,000
3,000	Omega Financial Corp.	93,600
2,000	optionsXpress Holdings, Inc.	41,420
23,300	Oritani Financial Corp.*(8)	353,461
700	Park National Corp. (8)	49,595
9,500	People’s Bancorp, Inc.	229,045
37,000	People’s United Financial, Inc.	640,470
7,700	Preferred Bank — Los Angeles, California	128,513
4,400	Royal Bancshares of Pennsylvania, Inc. — Class A	63,668
27,600	S&T Bancorp, Inc. (8)	887,892
6,700	Santander BanCorp — Puerto Rico	67,737
9,410	SCBT Financial Corp.	318,058
10,200	Simmons First National Corp. — Class A (8)	303,246
11,500	Sterling Bancorp — New York	178,595
10,400	Sterling Bancshares, Inc. — Texas	103,376
16,600	Suffolk Bancorp (8)	525,888
15,700	Sun Bancorp, Inc. — New Jersey*	206,769
9,000	SWS Group, Inc.	110,070
11,500	SY Bancorp, Inc. (8)	267,260
138,200	The Blackstone Group LP (8)	2,194,616
9,300	The Nasdaq OMX Group, Inc.*	359,538
15,341	TrustCo Bank Corp. NY (8)	136,381
70,000	Trustmark Corp. (8)	1,559,600
1,500	UMB Financial Corp.	61,800
9,200	Union Bankshares Corp. (8)	178,204
38,200	United Bankshares, Inc.	1,018,030
3,000	Univest Corp. of Pennsylvania	78,570
12,300	Waddell & Reed Financial, Inc. — Class A	395,199
7,100	Washington Federal, Inc.	162,164
13,200	Washington Trust Bancorp, Inc.	327,624
2,900	Webster Financial Corp.	80,823
28,100	WesBanco, Inc.	694,351
4,500	West Bancorp	59,220
38,326	Westamerica Bancorp (8)	2,015,948
15,400	WSFS Financial Corp.	758,912

		66,616,189

	Broadcast Services/Media — 0.6%
60,100	China Digital TV Holding Company, Ltd. (ADR) (Cayman Islands)*(8)	1,120,264
85,040	DG Fastchannel, Inc.*	1,631,067
93,700	Emmis Communications Corp. — Class A*(8)	326,076

See notes to portfolios of investments.

SMALL CORE PORTFOLIO
(FORMERLY, SPECIAL EQUITY PORTFOLIO)
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008
(Unaudited)

Shares		Value

	Common Stocks (continued)
	Broadcast Services/Media (continued)

111,800	Martha Stewart Living Omnimedia, Inc. — Class A*(8)	$830,674
59,100	Sinclair Broadcast Group, Inc. — Class A (8)	526,581

		4,434,662

	Business Services and Supplies — 3.7%
70,462	Arbitron, Inc. (8)	3,041,140
45,400	CBIZ, Inc.*	368,648
214,400	CSG Systems International, Inc.*	2,437,728
131,700	Deluxe Corp.	2,529,957
54,800	Diamond Management & Technology Consultants, Inc.	353,460
4,200	Dun & Bradstreet Corp.	341,796
87,600	Fair Isaac Corp. (8)	1,885,152
11,600	Forrester Research, Inc.*	308,328
8,400	Global Payments, Inc.	347,424
50,200	Hackett Group, Inc.*	196,282
26,000	Heidrick & Struggles International, Inc.	845,780
146,868	MAXIMUS, Inc. (8)	5,391,524
165,300	Spherion Corp.*	1,011,636
85,730	TeleTech Holdings, Inc.*	1,925,496
155,800	TrueBlue, Inc.*	2,093,952
104,025	UniFirst Corp.	3,858,287

		26,936,590

	Chemicals — 2.3%
5,700	Calgon Carbon Corp.*(8)	85,785
50,067	Compass Minerals International, Inc.	2,952,952
32,400	Ferro Corp.	481,464
61,700	Innospec, Inc.	1,308,040
70,100	Metabolix, Inc.*	767,595
2,300	Minerals Technologies, Inc.	144,440
63,100	OM Group, Inc.*	3,441,474
36,300	Spartech Corp.	306,735
86,700	Terra Industries, Inc.*	3,080,451
110,000	Tetra Tech, Inc.*	2,146,100
73,400	US BioEnergy Corp.*(8)	433,060
130,864	Zep, Inc.	2,122,614

		17,270,710

	Commercial Services — 0.5%
32,610	HMS Holdings Corp.*	931,016
3,200	Pre-Paid Legal Services, Inc.*	135,712
18,600	Standard Parking Corp.*	389,856
49,590	Team, Inc.*	1,353,807
38,300	TNS, Inc.*	790,512
9,900	Viad Corp.	356,499

		3,957,402

	Computer Equipment, Software and Services — 5.5%
48,300	Activision, Inc.*	1,319,073
46,500	Actuate Corp.*	190,650
31,000	Adaptec, Inc.*	91,140
57,010	Advent Software, Inc.*(8)	2,429,766
13,200	Ansoft Corp.*	402,864
139,500	AsiaInfo Holdings, Inc.*	1,514,970
73,200	Avocent Corp.*	1,237,080
115,100	CIBER, Inc.*	563,990
46,600	CommVault Systems, Inc.*	577,840
69,800	COMSYS IT Partners, Inc.*	590,508
20,070	Concur Technologies, Inc.*(8)	623,174
10,500	Double-Take Software, Inc.*	122,640
115,062	Electronics For Imaging, Inc.*	1,716,725
29,100	Extreme Networks, Inc.*	90,210
18,150	FactSet Research Systems, Inc. (8)	977,741
83,900	Immersion Corp.*	596,529
123,840	Innerworkings, Inc.*(8)	1,737,475
66,600	Jack Henry & Associates, Inc.	1,643,022
4,800	JDA Software Group, Inc.*	87,600
16,277	L-1 Identity Solutions, Inc.*(8)	216,484
29,550	Longtop Financial Technologies, Ltd. (ADR) (Cayman Islands)*(8)	557,904
76,500	Magma Design Automation, Inc.*	732,105
33,000	Manhattan Associates, Inc.*	756,690
31,600	MedAssets, Inc.*	468,312
3,700	MicroStrategy, Inc. — Class A*	273,763
36,600	MTS Systems Corp.	1,180,716
102,390	Nuance Communications, Inc.*(8)	1,782,610
41,300	Palm, Inc. (8)	206,500
117,320	PROS Holdings, Inc.*	1,472,366
17,100	Quest Software, Inc.*	223,497
17,000	Rackable Systems, Inc.*	155,040
246,900	Red Hat, Inc.*	4,540,490
153,000	Riverbed Technology, Inc.*	2,273,580
3,900	Salesforce.com, Inc.*	225,693

See notes to portfolios of investments.

SMALL CORE PORTFOLIO
(FORMERLY, SPECIAL EQUITY PORTFOLIO)
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008
(Unaudited)

Shares		Value

	Common Stocks (continued)
	Computer Equipment, Software and Services (continued)

22,600	Silicon Storage Technology, Inc.*	$59,212
2,300	Solera Holdings, Inc.*	56,028
97,200	Sybase, Inc.*(8)	2,556,360
97,200	Sykes Enterprises, Inc.*	1,709,748
97,900	Unisys Corp.*	433,697
294,300	Wind River Systems, Inc.*	2,277,882
116,557	Xyratex, Ltd. (Bermuda)*	2,091,033

		40,762,707

	Construction Services and Supplies — 0.9%
109,700	Comfort Systems USA, Inc.	1,427,197
45,800	Perini Corp.*	1,659,334
72,499	Simpson Manufacturing Company, Inc. (8)	1,970,523
71,100	Sterling Construction Company, Inc.*	1,295,442
2,900	Thor Industries, Inc. (8)	86,333

		6,438,829

	Consumer Goods and Services — 2.7%
44,600	Alberto-Culver Company	1,222,486
12,200	Alliance One International, Inc.*	73,688
165,400	American Greetings Corp. — Class A	3,068,170
82,180	Bare Escentuals, Inc.*(8)	1,924,656
150,600	Blyth, Inc.	2,969,832
2,500	Energizer Holdings, Inc.*	226,200
166,928	Helen Of Troy, Ltd. (Bermuda)*	2,799,383
64,902	Herbalife, Ltd. (Cayman Islands) (8)	3,082,844
14,200	Hooker Furniture Corp.	317,228
45,000	Prestige Brands Holdings, Inc.*	368,100
110,765	Rollins, Inc.	1,959,433
174,360	Tempur-Pedic International, Inc. (8)	1,917,960
2,700	Tupperware Brands Corp.	104,436
2,400	WD-40 Company	79,800

		20,114,216

	Distribution — 0.6%
12,900	Nu Skin Enterprises, Inc. — Class A	232,458
54,036	United Stationers, Inc.*	2,577,517
25,700	Universal Corp. (8)	1,684,121

		4,494,096

	Diversified Operations and Services — 0.5%
1,700	Chemed Corp.	71,740
94,464	ESCO Technologies, Inc.*(8)	3,752,110
3,900	Standex International Corp.	87,126

		3,910,976

	Education — 0.5%
41,385	American Public Education, Inc.*	1,256,862
14,800	Career Education Corp.*(8)	188,256
43,650	DeVry, Inc.	1,826,316
3,800	Strayer Education, Inc.	579,500

		3,850,934

	Electrical Equipment — 0.1%
6,600	Greatbatch, Inc.*	121,506
67,000	Universal Display Corp.*(8)	959,440

		1,080,946

	Electronics — 2.2%
165,506	Belden CDT, Inc. (8)	5,845,671
5,400	CTS Corp.	57,780
34,300	Cubic Corp.	975,149
247,750	Flextronics International, Ltd. (Singapore)*	2,326,373
13,700	Gentex Corp.	234,955
2,300	Littelfuse, Inc.*	80,431
133,500	Methode Electronics, Inc.	1,560,615
149,600	Micrel, Inc.	1,386,792
227,158	Nam Tai Electronics, Inc. (British Virgin Islands)	2,180,717
33,100	Park Electrochemical Corp.	855,635
2,300	Plexus Corp.*	64,515
13,600	Stoneridge, Inc.*	182,920
17,000	Technitrol, Inc.	393,210

		16,144,763

	Energy Services — 0.6%
80,100	Evergreen Solar, Inc.*(8)	742,527
4,500	First Solar, Inc.*	1,040,130
24,300	SunPower Corp. — Class A*(8)	1,810,593
16,800	Suntech Power Holdings Company, Ltd. (ADR) (Cayman Islands)*(8)	681,408

		4,274,658

See notes to portfolios of investments.

SMALL CORE PORTFOLIO
(FORMERLY, SPECIAL EQUITY PORTFOLIO)
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008
(Unaudited)

Shares		Value

	Common Stocks (continued)

	Engineering — 0.5%
80,700	EMCOR Group, Inc.*	$1,792,347
7,300	Foster Wheeler, Ltd. (Bermuda)*	413,326
16,500	Jacobs Engineering Group, Inc.*	1,214,235

		3,419,908

	Environmental Waste Management and Recycling Services — 0.2%
72,770	Darling International, Inc.*	942,372
29,400	EnergySolutions	674,436

		1,616,808

	Food and Beverage — 1.2%
119,300	Chiquita Brands International, Inc.*(8)	2,757,023
2,400	Coca-Cola Bottling Company Consolidated	147,888
5,200	Farmer Brothers Company	120,328
30,200	Fresh Del Monte Produce, Inc. (Cayman Islands)*	1,099,280
41,100	Imperial Sugar Company (8)	773,502
114,700	Lance, Inc.	2,248,120
5,600	McCormick & Company, Inc.	207,032
54,400	Nash Finch Company (8)	1,848,512

		9,201,685

	Insurance — 4.7%
20,500	Allied World Assurance Holdings, Ltd. (Bermuda)	813,850
118,200	American Equity Investment Life Holding Company	1,096,896
21,500	American Physicians Capital, Inc.	996,740
10,300	Amerisafe, Inc.*	130,192
174,090	AmTrust Financial Services, Inc.	2,821,999
139,200	Aspen Insurance Holdings, Ltd. (Bermuda)	3,672,096
158,866	Assured Guaranty, Ltd. (Bermuda) (8)	3,771,479
110,187	Delphi Financial Group, Inc. — Class A	3,220,766
67,930	eHealth, Inc.*	1,499,215
4,400	EMC Insurance Group, Inc.	118,316
32,600	Endurance Specialty Holdings, Ltd. (Bermuda)	1,193,160
8,000	FBL Financial Group, Inc. — Class A	227,920
6,900	FPIC Insurance Group, Inc.*	325,266
62,128	IPC Holdings, Ltd. (Bermuda)	1,739,584
81,700	Montpelier Re Holdings, Ltd. (Bermuda)(8)	1,311,285
750	National Western Life Insurance Company — Class A	162,593
10,800	PartnerRe, Ltd. (Bermuda) (8)	824,040
175,322	Platinum Underwriters Holdings, Ltd. (Bermuda)	5,690,951
29,000	Presidential Life Corp.	505,760
253,051	Universal American Financial Corp.*	2,682,341
51,700	Zenith National Insurance Corp.	1,853,962

		34,658,411

	Internet Services — 4.7%
44,619	Aladdin Knowledge Systems, Ltd. (Israel)*	849,100
125,600	CyberSource Corp.*	1,835,016
39,320	Digital River, Inc.*	1,217,740
14,644	Equinix, Inc.*(8)	973,680
14,800	eResearchTechnology, Inc.*	183,816
20,900	Giant Interactive Group, Inc. (ADR) (Cayman Islands)*(8)	264,385
7,800	Greenfield Online, Inc.*	92,508
230,234	Internet Brands, Inc. — Class A*(8)	1,696,825
108,930	j2 Global Communications, Inc.*	2,431,318
4,100	Mercadolibre, Inc.*(8)	163,016
351,050	NaviSite, Inc.*	775,821
49,400	Netflix, Inc.*(8)	1,711,710
249,490	NIC, Inc.	1,773,874
25,600	Priceline.com, Inc.*(8)	3,094,015
177,000	S1 Corp.*	1,258,470
52,820	Shutterfly, Inc.*(8)	785,433
19,200	Sohu.com, Inc.*(8)	866,496
154,300	SonicWALL, Inc.*	1,260,631
10,000	Syntel, Inc. (8)	266,500
112,400	The TriZetto Group, Inc.*(8)	1,875,956
182,470	TheStreet.com, Inc.	1,474,358
55,600	TIBCO Software, Inc.*	396,984
268,400	United Online, Inc.	2,834,303
98,930	ValueClick, Inc.*	1,706,543
110,600	Vignette Corp.*	1,461,026
140,100	Websense, Inc.*	2,626,875

See notes to portfolios of investments.

SMALL CORE PORTFOLIO
(FORMERLY, SPECIAL EQUITY PORTFOLIO)
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008
(Unaudited)

Shares		Value

	Common Stocks (continued)
	Internet Services (continued)

93,210	Website Pros, Inc.*	$916,254

		34,792,653

	Leisure and Recreation — 0.5%
1,500	Bally Technologies, Inc.*	51,510
4,700	Carmike Cinemas, Inc.	48,316
38,760	Life Time Fitness, Inc.*(8)	1,209,700
2,700	Monarch Casino & Resort, Inc.*	47,817
111,950	Scientific Games Corp. — Class A*(8)	2,363,264

		3,720,607

	Machinery — 0.7%
4,900	Applied Industrial Technologies, Inc.	146,461
1,700	Bucyrus International, Inc. — Class A	172,805
18,800	Cascade Corp.	927,028
4,400	Chart Industries, Inc.*	148,896
7,200	Columbus McKinnon Corp.*	223,056
32,900	Gardner Denver, Inc.*	1,220,590
5,100	Intevac, Inc.*	66,045
1,600	Key Technology, Inc.*	47,664
900	Middleby Corp.*(8)	56,151
19,800	Robbins & Myers, Inc.	646,470
38,800	Tecumseh Products Company — Class A*	1,190,384

		4,845,550

	Manufacturing — 4.9%
99,829	Acuity Brands, Inc.	4,287,656
62,119	Albany International Corp. — Class A	2,244,981
12,100	American Woodmark Corp. (8)	248,776
52,804	AptarGroup, Inc.	2,055,660
33,600	Blount International, Inc.*	415,632
225,939	Carlisle Companies, Inc.	7,555,399
154,530	Deswell Industries, Inc. (British Virgin Islands)	965,813
30,700	EnPro Industries, Inc.*	957,533
2,600	FLIR Systems, Inc.*(8)	78,234
5,400	Freightcar America, Inc.	185,220
8,500	Gibraltar Industries, Inc.	99,705
149,800	GrafTech International, Ltd.*	2,428,258
33,200	Kaydon Corp. (8)	1,457,812
58,426	Matthews International Corp. — Class A	2,819,055
212,672	Mueller Industries, Inc.	6,135,586
6,100	Rofin-Sinar Technologies, Inc.*	273,890
168,800	Sturm, Ruger & Company, Inc.*	1,390,912
44,700	Tredegar Corp.	813,987
17,100	Valmont Industries, Inc.	1,502,919

		35,917,028

	Medical Equipment, Supplies, and Services — 6.3%
37,240	Amedisys, Inc.*(8)	1,465,022
85,136	AmSurg Corp.*	2,016,020
135,000	Apria Healthcare Group, Inc.*	2,666,250
28,000	ArthroCare Corp.*(8)	933,800
2,600	Bio-Rad Laboratories, Inc. — Class A*	231,270
212,990	Centene Corp.*	2,969,080
6,100	CONMED Corp.*	156,404
104,905	CorVel Corp.*	3,209,043
25,500	Haemonetics Corp.*	1,519,290
34,510	Healthways, Inc.*(8)	1,219,583
9,200	Hologic, Inc.*(8)	511,520
10,800	ICU Medical, Inc.*	310,716
4,200	Illumina, Inc.*	318,780
88,600	Invacare Corp.	1,974,008
69,724	IPC The Hospitalist Company*	1,379,141
360,310	LeMaitre Vascular, Inc.*	1,171,008
5,300	Luminex Corp.*(8)	104,145
6,100	Magellan Health Services, Inc.*	242,109
8,800	Meridian Bioscience, Inc.	294,184
11,200	Merit Medical Systems, Inc.*	177,296
51,560	Micrus Endovascular Corp.*	637,282
64,350	Natus Medical, Inc.*	1,167,953
290,924	NovaMed, Inc.*(8)	1,102,602
49,890	NuVasive, Inc.*(8)	1,721,704
63,000	Orthofix International NV (Netherlands Antilles)*	2,505,510
31,090	Pediatrix Medical Group, Inc.*	2,095,466
60,560	Phase Forward, Inc.*	1,034,365
20,700	PSS World Medical, Inc.*	344,862
67,740	Psychiatric Solutions, Inc.*	2,297,741
20,900	Quidel Corp.*	335,654
193,050	Radnet, Inc.*	1,359,072
87,200	STERIS Corp.	2,339,576
4,900	SurModics, Inc.*(8)	205,212

See notes to portfolios of investments.

SMALL CORE PORTFOLIO
(FORMERLY, SPECIAL EQUITY PORTFOLIO)
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008
(Unaudited)

Shares		Value

	Common Stocks (continued)
	Medical Equipment, Supplies, and Services (continued)

28,800	Synovis Life Technologies, Inc.*	$451,584
22,100	Techne Corp.*	1,488,656
3,100	The Cooper Companies, Inc.	106,733
269,730	The Spectranetics Corp.*	2,254,943
36,140	Vnus Medical Technologies*	657,387
60,630	Zoll Medical Corp.*	1,612,152

		46,587,123

	Metals and Mining — 1.6%
28,100	AK Steel Holding Corp.	1,529,202
3,400	Cleveland-Cliffs, Inc.	407,388
44,980	Dynamic Materials Corp.	1,943,136
199,500	Hecla Mining Company*(8)	2,226,420
31,810	Ladish Company, Inc.*(8)	1,145,160
4,300	Olympic Steel, Inc.	193,930
9,200	Quanex Corp. (8)	476,008
11,400	Schnitzer Steel Industries, Inc. — Class A	809,628
190,800	Worthington Industries, Inc. (8)	3,218,796

		11,949,668

	Office Equipment, Supplies, and Services — 0.6%
240,443	Acco Brands Corp.*	3,262,812
19,500	Herman Miller, Inc.	479,115
30,000	IKON Office Solutions, Inc.	228,000
57,900	Knoll, Inc.	668,166

		4,638,093

	Oil, Coal and Gas — 5.8%
4,400	Alpha Natural Resources, Inc.*	191,136
44,070	Arena Resources, Inc.*	1,705,950
8,800	Atwood Oceanics, Inc.*	807,136
3,100	BPZ Resources, Inc.*	67,363
7,200	Cabot Oil & Gas Corp.	366,048
23,700	Comstock Resources, Inc.*	955,110
21,500	Continental Resources, Inc.*	685,635
14,540	Core Laboratories NV (the Netherlands)*	1,734,622
32,560	Dril-Quip, Inc.*	1,513,063
28,000	FMC Technologies, Inc.*(8)	1,592,920
32,600	Helix Energy Solutions Group, Inc.*(8)	1,026,900
24,400	Hercules Offshore, Inc.*(8)	612,928
8,000	HKN, Inc.*	70,000
5,900	Key Energy Services, Inc.*	79,178
5,600	NATCO Group, Inc.*	261,800
83,300	Newpark Resources, Inc.*	424,830
17,500	Northwest Natural Gas Company (8)	760,200
48,300	Oil States International, Inc.*(8)	2,164,323
161,120	Penn Virginia Corp.	7,103,781
26,400	PetroQuest Energy, Inc.*	457,776
25,000	Piedmont Natural Gas Company, Inc. (8)	656,500
5,600	Range Resources Corp.	355,320
6,900	Southwest Gas Corp.	192,924
75,700	Stone Energy Corp.*	3,959,867
66,160	Superior Energy Services, Inc.*	2,621,259
25,100	VAALCO Energy, Inc.*	124,747
7,100	Vectren Corp.	190,493
1,100	Walter Industries, Inc.	68,893
182,022	Whiting Petroleum Corp.*	11,767,722

		42,518,424

	Paper and Forest Products — 0.9%
32,600	Buckeye Technologies, Inc.*	363,816
47,001	Deltic Timber Corp.	2,617,956
81,200	Potlatch Corp.	3,351,124

		6,332,896

	Pharmaceuticals/Research and Development — 5.4%
138,000	Affymetrix, Inc.*(8)	2,402,580
104,000	Albany Molecular Research, Inc.*	1,262,560
40,100	American Oriental Bioengineering, Inc.*	324,810
1,400	BioMarin Pharmaceutical, Inc.*	49,518
195,900	Cell Genesys, Inc.*(8)	460,365
61,650	Cephalon, Inc.*	3,970,260
163,100	Cubist Pharmaceuticals, Inc.*(8)	3,004,302
164,800	CV Therapeutics, Inc.*(8)	1,175,024
244,400	Enzon Pharmaceuticals, Inc.*(8)	2,250,924
4,300	Exponent, Inc.*	141,212
53,700	Geron Corp.*(8)	262,056
30,200	Human Genome Sciences, Inc.*(8)	177,878
40,500	Incyte Corp.*(8)	425,655
133,430	K-V Pharmaceutical Company — Class A*(8)	3,330,413

See notes to portfolios of investments.

SMALL CORE PORTFOLIO
(FORMERLY, SPECIAL EQUITY PORTFOLIO)
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008
(Unaudited)

Shares		Value

	Common Stocks (continued)
	Pharmaceuticals/Research and Development (continued)

62,570	LifeCell Corp.*	$2,629,817
17,700	Martek Biosciences Corp.*(8)	541,089
339,600	Medarex, Inc.*	3,005,460
128,300	Medicis Pharmaceuticals Corp. — Class A	2,526,227
26,170	Myriad Genetics, Inc.*(8)	1,054,389
144,500	Nektar Therapeutics*(8)	1,002,830
64,300	Noven Pharmaceuticals, Inc.*	577,414
7,500	OSI Pharmaceuticals, Inc.*(8)	280,425
48,700	Pain Therapeutics, Inc.*(8)	411,515
30,900	Par Pharmaceutical Companies, Inc.*	537,351
39,500	Perrigo Company	1,490,335
24,300	Pharmanet Development Group, Inc.*	613,089
39,200	Regeneron Pharmaceuticals, Inc.*	752,248
23,500	Savient Pharmaceuticals, Inc.*	470,000
92,600	Sciele Pharma, Inc.*(8)	1,805,700
56,150	The Medicines Company*	1,134,230
600	United Therapeutics Corp.*(8)	52,020
34,200	Valeant Pharmaceuticals International*(8)	438,786
43,100	Vertex Pharmaceuticals, Inc.*	1,029,659
27,300	VIVUS, Inc.*(8)	164,619

		39,754,760

	Printing and Publishing — 0.9%
205,553	Bowne & Company, Inc.	3,134,683
68,910	Dolan Media Company*	1,385,780
6,000	Scholastic Corp.*	181,620
179,590	Valassis Communications, Inc.*(8)	1,948,552

		6,650,635

	Real Estate Development and Services — 0.3%
8,900	Avatar Holdings, Inc.*(8)	387,951
25,900	Hilltop Holdings, Inc.*	269,360
7,200	Jones Lang LaSalle, Inc.	556,848
266,700	Meruelo Maddux Properties, Inc.*	677,418

		1,891,577

	Real Estate Investment Trusts — 4.9%
87,807	Acadia Realty Trust	2,120,539
20,000	Agree Realty Corp.	549,000
45,641	American Campus Communities, Inc.	1,248,738
21,800	Associated Estates Realty Corp.	249,392
4,600	BRT Realty Trust (8)	64,446
109,900	Capstead Mortgage Corp. (8)	1,252,860
6,900	Digital Realty Trust, Inc.*(8)	244,950
20,700	Entertainment Properties Trust	1,021,131
31,200	Equity One, Inc. (8)	747,864
22,100	Highwoods Properties, Inc.	686,647
25,800	Inland Real Estate Corp. (8)	392,418
124,400	Investors Real Estate Trust (8)	1,216,632
40,700	LTC Properties, Inc.	1,046,397
37,800	Mission West Properties, Inc.	357,210
11,500	National Health Investors, Inc.	359,375
157,100	National Retail Properties, Inc. (8)	3,464,055
2,100	Nationwide Health Properties, Inc. (8)	70,875
169,600	OMEGA Healthcare Investors, Inc.	2,944,256
41,391	Pennsylvania Real Estate Investment Trust (8)	1,009,526
46,004	PS Business Parks, Inc.	2,387,608
341,775	RAIT Investment Trust (8)	2,371,919
141,446	Realty Income Corp. (8)	3,623,846
47,200	Saul Centers, Inc. (8)	2,371,328
128,200	Senior Housing Properties Trust	3,038,340
2,000	Taubman Centers, Inc.	104,200
3,400	The Macerich Company	238,918
14,400	Urstadt Biddle Properties — Class A	226,512
214,540	U-Store-It Trust	2,430,738

		35,839,720

	Registered Investment Companies — 0.4%
201,957	Ares Capital Corp. (8)	2,538,599
74,800	MCG Capital Corp.	679,932

		3,218,531

	Retail — 2.4%
135,700	Big Lots, Inc.*(8)	3,026,110
76,900	Blockbuster, Inc. — Class A*(8)	250,694
15,500	Books-A-Million, Inc.	135,470
188,125	Casey’s General Stores, Inc.	4,251,625
47,400	EZCORP, Inc. — Class A*	583,494

See notes to portfolios of investments.

SMALL CORE PORTFOLIO
(FORMERLY, SPECIAL EQUITY PORTFOLIO)
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008
(Unaudited)

Shares		Value

	Common Stocks (continued)
	Retail (continued)

166,000	FGX International Holdings, Ltd. (British Virgin Islands)*	$1,985,360
288,814	Hibbett Sports, Inc.*(8)	4,459,288
78,900	Systemax, Inc. (8)	951,534
21,400	Tiffany & Company	895,376
4,900	West Marine, Inc.*	34,153
38,100	Williams-Sonoma, Inc. (8)	923,544

		17,496,648

	Retail: Restaurants — 1.1%
38,500	AFC Enterprises, Inc.*	346,115
12,500	Bob Evans Farms, Inc.	344,875
62,400	CBRL Group, Inc.	2,232,048
103,688	CEC Entertainment, Inc.*	2,994,509
4,700	Chipotle Mexican Grill, Inc. — Class A*	533,121
5,400	Domino’s Pizza, Inc.	72,846
8,400	Jack in the Box, Inc.*	225,708
64,026	Sonic Corp.*	1,411,133
9,500	Wendy’s International, Inc.	219,070

		8,379,425

	Retail: Supermarkets — 0.1%
21,200	Whole Foods Market, Inc. (8)	698,964

	Rubber Products — 0.4%
186,300	Cooper Tire & Rubber Company	2,788,911

	Scientific and Technical Instruments — 0.6%
43,100	Cymer, Inc.*	1,122,324
5,300	Itron, Inc.*	478,219
9,200	PerkinElmer, Inc.	223,100
19,900	Varian, Inc.*	1,152,608
48,700	Woodward Governor Company	1,301,264

		4,277,515

	Security Services and Devices — 0.0%
3,800	LoJack Corp.*	48,032

	Semiconductors — 2.5%
181,800	Amkor Technology, Inc.*(8)	1,945,260
28,600	ATMI, Inc.*	795,938
25,300	AuthenTec, Inc.*	251,482
204,900	Emulex Corp.*	3,327,576
59,300	Integrated Silicon Solution, Inc.*	358,765
36,500	Intersil Corp. — Class A	936,955
14,500	Novellus Systems, Inc.*	305,225
122,500	O2Micro International, Ltd. (ADR) (Cayman Islands)*	946,925
27,100	Pericom Semiconductor Corp.*	397,828
85,500	QLogic Corp.*	1,312,425
112,300	Semtech Corp.*	1,609,259
305,050	Skyworks Solutions, Inc.*	2,220,764
65,600	Teradyne, Inc.*	814,752
324,300	TriQuint Semiconductor, Inc.*	1,640,958
37,800	Varian Semiconductor Equipment Associates, Inc.*	1,064,070
21,800	Zoran Corp.*	297,788

		18,225,970

	Sporting Goods and Equipment — 0.3%
168,200	Callaway Golf Company	2,469,176

	Telecommunications Equipment and Services — 3.2%
97,400	ADC Telecommunications, Inc.*	1,176,592
47,400	ADTRAN, Inc.	876,900
31,800	Atlantic Tele-Network, Inc.	1,075,794
39,800	Cbeyond, Inc.*(8)	747,842
189,300	Cincinnati Bell, Inc.*	806,418
148,900	Clearwire Corp. — Class A*(8)	2,205,209
22,940	GeoEye, Inc.*	596,211
57,800	IDT Corp. — Class B*	223,686
6,800	Intervoice, Inc.*	54,128
28,000	Iowa Telecommunications Services, Inc. (8)	496,440
27,000	Plantronics, Inc.	521,370
235,750	Polycom, Inc.*	5,313,805
240,560	Premiere Global Services, Inc.*	3,449,630
541,500	RF Micro Devices, Inc.*(8)	1,440,390
7,200	SBA Communications Corp. — Class A*	214,776
27,300	Shenandoah Telecommunications Company	405,132
56,800	Sycamore Networks, Inc.*	207,888
151,510	Syniverse Holdings, Inc.*	2,524,157
155,200	USA Mobility, Inc.*	1,108,128

		23,444,496

	Toys — 0.2%
56,300	Marvel Entertainment, Inc.*	1,508,277

	Transportation — 1.9%
8,800	Atlas Air Worldwide Holdings, Inc.*	484,000

See notes to portfolios of investments.

SMALL CORE PORTFOLIO
(FORMERLY, SPECIAL EQUITY PORTFOLIO)
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008
(Unaudited)

Shares		Value

	Common Stocks (continued)
	Transportation (continued)

22,200	Double Hull Tankers, Inc. (Marshall Islands) (8)	$235,542
37,300	Expeditors International of Washington, Inc.	1,685,214
77,400	General Maritime Corp. (Marshall Islands) (8)	1,827,414
74,162	Genesee & Wyoming, Inc. — Class A*	2,551,173
60,200	GulfMark Offshore, Inc.*	3,294,143
14,700	JB Hunt Transport Services, Inc.	462,021
3,000	Knightsbridge Tankers, Ltd. (Bermuda)	80,040
10,400	Landstar System, Inc.	542,464
174,869	Vitran Corp., Inc. — Class A (Canada)*	2,495,381

		13,657,392

	Utilities — 2.4%
64,461	Atmos Energy Corp.	1,643,756
23,100	Avista Corp.	451,836
91,200	Black Hills Corp. (8)	3,263,136
3,300	Central Vermont Public Service Corp.	78,870
21,200	El Paso Electric Company*	453,044
2,900	Middlesex Water Company	52,664
54,726	New Jersey Resources Corp. (8)	1,699,242
96,600	Nicor, Inc. (8)	3,237,066
20,600	Ormat Technologies, Inc. (8)	886,006
20,300	Pike Electric Corp.*	282,779
2,600	Portland General Electric Company	58,630
61,000	Unisource Energy Corp.	1,357,860
105,197	Westar Energy, Inc.	2,395,336
52,539	WGL Holdings, Inc.	1,684,400

		17,544,625

	Total Common Stocks (Cost $794,876,939)	712,608,795

	Rights — 0.0%
	Registered Investment Companies
67,319	Ares Capital Corp.*	37,698
10,943	MCG Capital Corp.*	11,709

	Total Rights (Cost $0)	49,407

Principal

	Short Term US Treasury Securities — 0.1%
	US Treasury Bills
$750,000	0.70%, 06/19/08 (5) (Cost $748,848)	748,848

	Securities Lending Collateral — 25.6%
188,577,950	Securities Lending Collateral Investment (Note 3) (Cost $188,577,950)	188,577,950

	Total Securities (Cost $984,203,737)	901,985,000

	Repurchase Agreements — 2.4%
17,927,324	With State Street Bank and Trust, dated 03/31/08, 1.88%, due 04/01/08, repurchase proceeds at maturity $17,928,260 (Collateralized by Fannie Mae Adjustable Rate Mortgages, 3.44%, due 08/25/34, with a value of $8,312,009 and various Freddie Mac Adjustable Rate Mortgages, 3.52%-3.62%, due 11/15/33-06/15/34, with a total value of $9,980,363) (Cost $17,927,324)	17,927,324

	Total Investments — 124.8% (Cost $1,002,131,061)	919,912,324
	Liabilities less other assets — (24.8)%	(182,712,131)

	Net Assets — 100.0%	$737,200,193

The aggregate cost of securities for federal income tax purposes at March 31, 2008 is $1,002,131,061.

The following amounts are based on cost for federal income tax purposes:

Gross unrealized appreciation	$42,396,257
Gross unrealized depreciation	(124,614,994)

Net unrealized depreciation	$(82,218,737)

See summary of footnotes and abbreviations to portfolios.

See notes to portfolios of investments.

SMALL GROWTH PORTFOLIO
(FORMERLY, SMALL-CAP GROWTH PORTFOLIO)
PORTFOLIO OF INVESTMENTS

March 31, 2008
(Unaudited)

Shares		Value

	Common Stocks — 99.0%
	Aerospace and Defense — 4.1%
43,568	Aerovironment, Inc.*(8)	$890,966
36,600	Curtiss-Wright Corp.	1,518,168
41,010	Ducommun, Inc.*	1,134,747
27,996	Esterline Technologies Corp.*	1,410,159
41,020	Moog, Inc. — Class A*	1,731,453
30,600	Teledyne Technologies, Inc.*	1,438,200
36,170	TransDigm Group, Inc.*	1,340,099

		9,463,792

	Agriculture — 0.6%
33,035	The Andersons, Inc. (8)	1,473,691

	Apparel: Manufacturing and Retail — 4.9%
70,150	Aeropostale, Inc.*	1,901,767
58,500	Charlotte Russe Holding, Inc.*	1,014,390
48,600	Crocs, Inc.*(8)	849,042
34,200	J Crew Group, Inc.*(8)	1,510,614
80,100	Maidenform Brands, Inc.*	1,303,227
37,800	Phillips-Van Heusen Corp.	1,433,376
52,000	Stage Stores, Inc.	842,400
47,500	The Children’s Place Retail Stores, Inc.*(8)	1,166,600
36,200	The Warnaco Group, Inc.*	1,427,728

		11,449,144

	Automobile: Retail — 0.2%
40,100	Asbury Automotive Group, Inc.	551,776

	Automobiles/Motor Vehicles, Automotive Equipment and Repairs — 1.0%
52,500	Aftermarket Technology Corp.*	1,020,600
83,849	Amerigon, Inc.*	1,240,965

		2,261,565

	Banks and Financial Services — 3.6%
25,400	Bank of the Ozarks, Inc. (8)	607,060
30,231	Bankrate, Inc.*(8)	1,508,225
27,500	Frontier Financial Corp.	486,200
57,377	Green Bankshares, Inc. (8)	1,014,999
56,968	Interactive Data Corp.	1,621,879
19,700	Investment Technology Group, Inc.*	909,746
22,000	Pinnacle Financial Partners, Inc.*	563,200
37,300	Texas Capital Bancshares, Inc.*	629,624
59,200	United Community Banks, Inc. — Georgia (8)	1,005,216

		8,346,149

	Business Services and Supplies — 2.2%
172,000	CBIZ, Inc.*	1,396,640
19,700	CRA International, Inc.*	633,158
30,800	FTI Consulting, Inc.*	2,188,032
45,785	ICF International, Inc.*	917,989

		5,135,819

	Chemicals — 1.4%
32,700	A. Schulman, Inc.	671,331
84,705	ICO, Inc.*	587,853
114,800	Landec Corp.*	967,764
1,513	NewMarket Corp.	114,156
27,700	Sensient Technologies Corp.	816,873

		3,157,977

	Commercial Services — 1.7%
59,200	Euronet Worldwide, Inc.*(8)	1,140,192
34,000	HMS Holdings Corp.*	970,700
44,080	Steiner Leisure, Ltd. (Bahama Islands)*	1,454,640
17,900	Team, Inc.*	488,670

		4,054,202

	Computer Equipment, Software and Services — 13.2%
187,776	Actuate Corp.*	769,882
57,100	ANSYS, Inc.*	1,971,092
90,627	Aspen Technology, Inc.*	1,155,494
177,080	Bluephoenix Solutions, Ltd. (Israel)*(8)	1,478,618
110,200	Bottomline Technologies, Inc.*	1,388,520
59,229	EPIQ Systems, Inc.*(8)	919,234
135,654	FalconStor Software, Inc.*(8)	1,032,327
38,765	FARO Technologies, Inc.*	1,208,693
74,286	Hutchinson Technology, Inc.*(8)	1,181,890
136,925	Interwoven, Inc.*	1,462,359
50,200	Jack Henry & Associates, Inc.	1,238,434
37,625	Manhattan Associates, Inc.*	862,741
26,000	ManTech International Corp. — Class A*	1,179,360
15,900	MicroStrategy, Inc. — Class A*	1,176,441
67,100	NetScout Systems, Inc.*	624,030
62,200	Omniture, Inc.*(8)	1,443,662
58,700	Phoenix Technologies, Ltd.*	919,242
38,613	Progress Software Corp.*	1,155,301
101,500	Quest Software, Inc.*	1,326,605
120,200	Radiant Systems, Inc.*	1,679,194
33,800	SkillSoft PLC (ADR) (Ireland)*	353,886
156,100	Soapstone Networks, Inc.	1,117,676
36,144	SPSS, Inc.*	1,401,664

See notes to portfolios of investments.

SMALL GROWTH PORTFOLIO
(FORMERLY, SMALL-CAP GROWTH PORTFOLIO)
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008
(Unaudited)

Shares		Value

	Common Stocks (continued)
	Computer Equipment, Software and Services (continued)

38,314	Synaptics, Inc.*(8)	$914,938
66,320	Taleo Corp. — Class A*	1,286,608
50,228	The Ultimate Software Group, Inc.*	1,509,854

		30,757,745

	Construction Services and Supplies — 1.2%
48,824	AAON, Inc.	977,945
30,259	Drew Industries, Inc.*	740,135
53,491	Furmanite Corp.*	454,674
44,289	Integrated Electrical Services, Inc.*(8)	695,780

		2,868,534

	Consumer Goods and Services — 1.6%
46,700	Fossil, Inc.*	1,426,218
72,100	Jarden Corp.*	1,567,454
63,900	Kimball International, Inc. — Class B	685,008

		3,678,680

	Education — 0.4%
17,800	Capella Education Company*(8)	971,880

	Electrical Equipment — 0.5%
600,816	Capstone Turbine Corp.*(8)	1,273,730

	Electronics — 1.0%
91,200	Methode Electronics, Inc.	1,066,128
36,978	Rogers Corp.*	1,235,435

		2,301,563

	Engineering — 1.0%
42,658	EMCOR Group, Inc.*	947,434
34,874	Stanley, Inc.*	1,027,388
12,400	VSE Corp.	350,052

		2,324,874

	Environmental Waste Management and Recycling Services — 0.9%
93,300	Darling International, Inc.*	1,208,235
29,200	Waste Connections, Inc.*	897,608

		2,105,843

	Food and Beverage — 2.2%
34,992	Central European Distribution Corp.*(8)	2,036,184
62,600	Flowers Foods, Inc.	1,549,350
55,700	The Hain Celestial Group, Inc.*(8)	1,643,150

		5,228,684

	Insurance — 4.6%
37,476	eHealth, Inc.*	827,095
30,400	FBL Financial Group, Inc. — Class A	866,096
24,800	FPIC Insurance Group, Inc.*	1,169,072
29,600	Harleysville Group, Inc.	1,068,264
30,900	Infinity Property & Casualty Corp.	1,285,440
45,800	IPC Holdings, Ltd. (Bermuda)	1,282,400
46,800	Platinum Underwriters Holdings, Ltd. (Bermuda)	1,519,128
26,000	ProAssurance Corp.*	1,399,580
28,700	RLI Corp.	1,422,659

		10,839,734

	Internet Services — 6.4%
46,272	Aladdin Knowledge Systems, Ltd. (Israel)*	880,556
239,600	Art Technology Group, Inc.*	929,648
52,993	Blue Coat Systems, Inc.*	1,167,966
104,849	CyberSource Corp.*	1,531,844
24,200	Equinix, Inc.*(8)	1,609,058
136,774	eResearchTechnology, Inc.*	1,698,733
116,400	Foundry Networks, Inc.*	1,347,912
89,700	GigaMedia, Ltd. (Singapore)*(8)	1,398,423
148,500	Secure Computing Corp.*	957,825
39,122	Shanda Interactive Entertainment, Ltd. (ADR)(Cayman Islands)*	1,138,450
45,933	Vocus, Inc.*	1,212,631
108,030	Website Pros, Inc.*	1,061,935

		14,934,981

	Leisure and Recreation — 0.3%
78,737	Dover Downs Gaming & Entertainment, Inc.	670,052

	Machinery — 1.3%
17,100	Chart Industries, Inc.*	578,664
127,900	Flow International Corp.*	1,188,191
34,439	Tennant Company	1,371,017

		3,137,872

See notes to portfolios of investments.

SMALL GROWTH PORTFOLIO
(FORMERLY, SMALL-CAP GROWTH PORTFOLIO)
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008
(Unaudited)

Shares		Value

	Common Stocks (continued)

	Manufacturing — 3.5%
13,800	Ameron International Corp.	$1,290,714
31,600	AptarGroup, Inc.	1,230,188
66,960	Barnes Group, Inc.	1,536,732
41,891	Ceradyne, Inc.*	1,338,836
70,625	Encore Wire Corp.*(8)	1,286,081
33,595	FLIR Systems, Inc.*(8)	1,010,874
14,800	II-VI, Inc.*	562,104

		8,255,529

	Medical Equipment, Supplies, and Services — 8.8%
47,000	AmSurg Corp.*	1,112,960
112,678	Bruker BioSciences Corp.*	1,734,114
21,800	Haemonetics Corp.*	1,298,844
18,800	Hologic, Inc.*(8)	1,045,280
17,100	ICON PLC (ADR) (Ireland)*	1,109,619
24,169	Illumina, Inc.*(8)	1,834,427
55,700	inVentiv Health, Inc.*	1,604,717
63,000	IRIS International, Inc.*	836,010
66,137	LHC Group, Inc.*	1,111,102
116,300	Natus Medical, Inc.*	2,110,846
12,300	Psychiatric Solutions, Inc.*	417,216
51,000	Somanetics Corp.*	794,070
33,931	SurModics, Inc.*(8)	1,421,030
91,311	Synovis Life Technologies, Inc.*	1,431,756
102,743	Third Wave Technologies*	947,290
61,600	Zoll Medical Corp.*	1,637,944

		20,447,225

	Metals and Mining — 1.6%
16,550	Dynamic Materials Corp.	714,960
16,800	Kaiser Aluminum Corp. (8)	1,164,240
16,900	Schnitzer Steel Industries, Inc. — Class A	1,200,238
19,371	Universal Stainless & Alloy Products, Inc.*	575,512

		3,654,950

	Office Equipment, Supplies, and Services — 0.4%
59,800	Interface, Inc. — Class A	840,190

	Oil, Coal and Gas — 7.2%
60,300	Alon USA Energy, Inc. (8)	917,163
16,400	Alpha Natural Resources, Inc.*	712,416
31,300	Bill Barrett Corp.*(8)	1,478,925
135,932	Cano Petroleum, Inc.*	636,162
42,300	Comstock Resources, Inc.*	1,704,690
10,600	Core Laboratories NV (the Netherlands)*	1,264,580
29,339	Encore Acquisition Company*	1,181,775
58,853	Hercules Offshore, Inc.*(8)	1,478,387
20,547	Hornbeck Offshore Services, Inc.*(8)	938,381
24,000	Massey Energy Company	876,000
44,950	Natural Gas Services Group*	981,259
109,600	Parker Drilling Company*	708,016
105,800	PetroQuest Energy, Inc.*	1,834,572
24,700	T-3 Energy Services, Inc.*	1,051,232
70,745	Western Refining, Inc. (8)	952,935

		16,716,493

	Paper and Forest Products — 0.0%
44,461	Xerium Technologies, Inc. (8)	57,355

	Pharmaceuticals/Research and Development — 7.4%
127,499	Albany Molecular Research, Inc.*	1,547,838
101,100	Applera Corp. — Celera Group*	1,486,170
111,484	BioScrip, Inc.*	753,632
82,200	Cubist Pharmaceuticals, Inc.*(8)	1,514,124
15,013	Exponent, Inc.*	493,027
18,304	Kendle International, Inc.*	822,216
35,600	Martek Biosciences Corp.*(8)	1,088,292
39,000	Myriad Genetics, Inc.*(8)	1,571,310
36,624	Obagi Medical Products, Inc.*	317,896
87,669	Oculus Innovative Sciences, Inc.*(8)	443,605
54,500	PAREXEL International Corp.*	1,422,450
100,800	PDL BioPharma, Inc.*	1,067,472
94,300	PetMed Express, Inc.*	1,045,787
6,031	Pharmanet Development Group, Inc.*	152,162
95,700	TomoTherapy, Inc.*(8)	1,373,295
123,000	ViroPharma, Inc.*(8)	1,099,620
160,900	VIVUS, Inc.*(8)	970,227

		17,169,123

	Retail — 1.0%
134,500	EZCORP, Inc. — Class A*	1,655,695
15,600	Longs Drug Stores Corp.	662,376

		2,318,071

	Retail: Restaurants — 2.4%
28,600	Buffalo Wild Wings, Inc.*(8)	700,700
55,000	Jack in the Box, Inc.*	1,477,850
28,900	PF Chang’s China Bistro, Inc.*(8)	821,916

See notes to portfolios of investments.

SMALL GROWTH PORTFOLIO
(FORMERLY, SMALL-CAP GROWTH PORTFOLIO)
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008
(Unaudited)

Shares		Value

	Common Stocks (continued)
	Retail: Restaurants (continued)

29,500	Red Robin Gourmet Burgers, Inc.*(8)	$1,108,315
20,400	Sonic Corp.*	449,616
102,000	Texas Roadhouse, Inc. — Class A*(8)	999,600

		5,557,997

	Retail: Supermarkets — 0.6%
19,100	Ingles Markets, Inc. — Class A	469,669
47,935	Spartan Stores, Inc.	999,445

		1,469,114

	Rubber Products — 0.4%
66,024	Cooper Tire & Rubber Company	988,379

	Security Service and Devices — 0.6%
142,300	Cogent, Inc.*(8)	1,341,889

	Semiconductors — 3.2%
183,300	Advanced Analogic Technologies, Inc.*	1,030,146
32,083	Cavium Networks, Inc.*	526,161
53,421	Microsemi Corp.*	1,217,999
39,700	Netlogic Microsystems, Inc.*(8)	958,358
82,603	Pericom Semiconductor Corp.*	1,212,612
54,400	Semtech Corp.*	779,552
32,182	Standard Microsystems Corp.*	939,071
54,985	Zoran Corp.*	751,095

		7,414,994

	Telecommunications Equipment and Services — 5.5%
48,200	ADC Telecommunications, Inc.*	582,256
49,500	ADTRAN, Inc.	915,750
51,215	Atheros Communications*(8)	1,067,321
4,529	Cbeyond, Inc.*	85,100
123,623	Ceragon Networks Ltd. (Israel)*	1,168,237
41,200	Comtech Telecommunications Corp.*(8)	1,606,800
8,700	EMS Technologies, Inc.*	236,118
22,078	General Cable Corp.*	1,304,147
41,615	GeoEye, Inc.*	1,081,574
114,900	Globecomm Systems, Inc.*	999,630
119,600	Intervoice, Inc.*	952,016
22,491	NICE Systems, Ltd. (ADR) (Israel)*	634,696
87,200	Oplink Communications, Inc.*	773,464
82,400	Syniverse Holdings, Inc.*	1,372,784

		12,779,893

	Transportation — 2.1%
114,163	Celadon Group, Inc.*	1,105,098
43,753	Excel Maritime Carriers, Ltd. (Liberia) (8)	1,284,150
75,600	Heartland Express, Inc. (8)	1,078,056
18,200	Hub Group, Inc. — Class A*	598,598
22,300	Old Dominion Freight Line, Inc.*	709,809
6,390	TBS International, Ltd. — Class A (Bermuda)*(8)	192,978

		4,968,689

	Total Common Stocks (Cost $242,646,599)	230,968,178

Principal

	Securities Lending Collateral — 23.5%
$54,921,729	Securities Lending Collateral Investment (Note 3) (Cost $54,921,729)	54,921,729

	Total Securities (Cost $297,568,328)	285,889,907

	Repurchase Agreements — 1.1%
2,518,219	With State Street Bank and Trust, dated 03/31/08, 1.88%, due 04/01/08, repurchase proceeds at maturity $2,518,350 (Collateralized by various Fannie Mae Adjustable Rate Mortgages, 3.44% — 6.62%, due 08/01/34 — 08/25/34, with a total value of $2,568,633) (Cost $2,518,219)	2,518,219

	Total Investments — 123.6% (Cost $300,086,547)	288,408,126
	Liabilities less other assets — (23.6)%	(55,020,599)

	Net Assets — 100.0%	$233,387,527

The aggregate cost of securities for federal income tax purposes at March 31, 2008 is $300,086,547.

The following amounts are based on cost for federal income tax purposes:

Gross unrealized appreciation	$12,869,119
Gross unrealized depreciation	(24,547,540)

Net unrealized depreciation	$(11,678,421)

See summary of footnotes and abbreviations to portfolios.

See notes to portfolios of investments.

INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS

March 31, 2008
(Unaudited)

Shares		Value	Country

	Common Stocks — 97.4%
	Aerospace and Defense — 0.6%
319,300	Finmeccanica SpA	$10,858,204	ITA
112,948	Saab AB-Class B	2,851,334	SWE

		13,709,538

	Agriculture — 1.8%
12,100,387	Chaoda Modern Agriculture (Holdings), Ltd.	13,744,344	CAY
162,700	Potash Corp. of Saskatchewan, Inc. (Canada)	25,252,667	CDA

		38,997,011

	Airlines — 2.3%
2,009,000	Air New Zealand, Ltd.	2,037,524	NZE
2,019,000	Cathay Pacific Airways, Ltd.	3,969,175	HNG
1,866,252	easyJet PLC*	13,750,570	BRI
3,537,400	Qantas Airways, Ltd.	12,705,021	AUS
462,447	Ryanair Holdings PLC (ADR)*(8)	13,078,001	IRE
465,671	Singapore Airlines, Ltd.	5,277,687	SIN

		50,817,978

	Automobiles/Motor Vehicles, Automotive Equipment and Repairs — 8.6%
329,200	Alpine Electronics, Inc.	3,626,220	JPN
1,119,000	Calsonic Kansei Corp. (8)	4,052,558	JPN
121,424	Compagnie Generale des Etablissements Michelin-Class B	12,675,081	FRA
584,524	DaimlerChrysler AG (8)	49,970,554	GER
2,585,000	Fuji Heavy Industries, Ltd.	10,814,055	JPN
10,200	Georg Fischer AG	5,050,700	SWI
1,726,700	GKN PLC	10,426,329	BRI
616,000	Hino Motors, Ltd.	4,066,292	JPN
715,900	Honda Motor Company, Ltd.	20,432,740	JPN
77,600	Magna International, Inc. — Class A	5,642,812	CDA
1,442,800	Nissan Motor Company, Ltd.	11,926,838	JPN
199,800	PSA Peugeot Citroen SA	15,490,976	FRA
258,600	Toyota Auto Body Company, Ltd.	5,173,038	JPN
549,000	Toyota Motor Corp.	27,372,893	JPN
104,788	Valeo SA	4,155,703	FRA

		190,876,789

	Banks and Financial Services — 21.5%
355,948	3i Group PLC	5,863,387	BRI
178,400	ACOM Company, Ltd.	4,733,828	JPN
535,600	Alliance & Leicester PLC	5,511,544	BRI
192,400	Allied Irish Banks PLC	4,073,308	IRE
232,400	Allied Irish Banks PLC	4,953,170	IRE
239,500	Alpha Bank AE	7,940,323	GRC
2,685,000	Aozora Bank, Ltd.	7,973,114	JPN
279,900	Banco Bilbao Vizcaya Argentaria SA	6,164,395	SPA
318,300	Banco Espirito Santo, SA	5,532,703	POR
1,923,500	Banco Santander Central Hispano SA	38,323,478	SPA
2,469,900	Barclays PLC	22,205,548	BRI
251,119	BNP Paribas SA	25,329,454	FRA
983,100	Bradford & Bingley PLC	3,643,697	BRI
266,800	Canadian Imperial Bank of Commerce (8)	17,181,041	CDA
227,700	Commonwealth Bank of Australia	8,700,453	AUS
440,100	Credit Agricole SA	13,618,234	FRA
293,700	Credit Suisse Group	14,949,688	SWI
183,400	Danske Bank A/S	6,765,773	DEN
84,100	Deutsche Bank AG	9,519,815	GER
190,500	Dexia	5,428,571	BEL
824,200	DNB NOR ASA	12,511,053	NOR
279,200	Fortis	7,034,961	BEL
1,429,700	HBOS PLC	15,889,743	BRI
434,900	Hitachi Capital Corp.	5,235,554	JPN
1,082,900	Intesa Sanpaolo	7,633,491	ITA
319,800	Irish Life & Permanent PLC	6,250,467	IRE
253,800	Laurentian Bank of Canada	10,520,912	CDA
1,895,100	Lloyds TSB Group PLC	16,962,607	BRI
204,300	Macquarie Group, Ltd. (8)	9,862,010	AUS
2,568,615	Man Group PLC	28,267,312	BRI
3,800	Mizuho Financial Group, Inc.	13,914,526	JPN
90,600	Muenchener Rueckversicherungs-Gesellschaft AG	17,719,145	GER
335,000	National Bank of Canada (8)	15,613,425	CDA
661,200	Nordea Bank AB	10,716,117	SWE
79,700	Promise Company, Ltd. (8)	2,290,735	JPN
515,700	SNS Reaal	10,461,974	NET
130,800	Societe Generale	12,807,161	FRA

See notes to portfolios of investments.

INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008
(Unaudited)

Shares		Value	Country

	Common Stocks (continued)
	Banks and Financial Services (continued)

800	Sumitomo Mitsui Financial Group, Inc.	$5,264,848	JPN
119,100	Sun Life Financial, Inc.	5,568,327	CDA
396,719	Suncorp-Metway, Ltd.	4,666,166	AUS
228,878	Svenska Handelsbanken AB — Class A	6,663,900	SWE
182,300	Swedbank AB — Class A	5,108,333	SWE
36,570	Takefuji Corp.	774,104	JPN
1,218,000	The Chiba Bank, Ltd.	8,272,331	JPN
1,844,000	The Sumitomo Trust and Banking Company, Ltd.	12,690,449	JPN
138,300	UBS AG	4,019,070	SWI

		475,130,245

	Broadcast Services/Media — 0.6%
321,400	Vivendi Universal SA	12,558,404	FRA

	Business Services and Supplies — 0.9%
1,117,000	Marubeni Corp.	8,135,453	JPN
1,802,216	Michael Page International PLC	10,810,782	BRI

		18,946,235

	Chemicals — 2.0%
6,140	Arkema*	343,345	FRA
56,300	Ciba Specialty Chemicals AG (8)	2,053,354	SWI
62,554	K + S AG	20,473,341	GER
264,800	Methanex Corp. (8)	6,965,366	CDA
891,900	Mitsubishi Chemical Holdings Corp.	5,896,490	JPN
171,800	Nova Chemicals Corp.	4,135,786	CDA
917,500	Sumitomo Bakelite Company, Ltd.	4,648,249	JPN

		44,515,931

	Computer Equipment, Software and Services — 0.8%
230,617	Autonomy Corp. PLC*	4,203,920	BRI
632,100	CGI Group, Inc. — Class A*	6,712,348	CDA
181,049	Logitech International SA*	4,583,196	SWI
66,900	Open Text Corp.*(8)	2,116,919	CDA

		17,616,383

	Construction Services and Supplies — 1.7%
353,700	Barratt Developments PLC	2,902,649	BRI
8,800	Cementos Portland Valderrivas SA	854,420	SPA
2,983,000	China Communications Construction Company, Ltd. — Class H	6,592,562	CHN
15,600	Ciments Francais SA	2,596,829	FRA
119,800	Compagnie Generale de Geophysique Veritas (CGG — Veritas)	9,768,784	FRA
43,500	Lafarge SA	7,565,307	FRA
91,000	Maeda Road Construction Company, Ltd.	751,334	JPN
910,000	Sanwa Shutter Corp. (8)	3,952,949	JPN
897,035	Taylor Wimpey PLC	3,338,063	BRI

		38,322,897

	Consumer Goods and Services — 1.1%
302,100	Electrolux AB — Series B	4,957,168	SWE
1,368	Japan Tobacco, Inc.	6,848,234	JPN
56,046	Reckitt Benckiser Group PLC	3,104,477	BRI
436,800	Swedish Match AB	9,519,863	SWE

		24,429,742

	Diversified Operations and Services — 2.0%
128,600	BASF AG	17,320,255	GER
425,000	Mitsubishi Corp.	12,833,567	JPN
334,000	Mitsui & Company, Ltd.	6,768,459	JPN
549,600	Sumitomo Corp.	7,239,414	JPN

		44,161,695

	Electronics — 0.7%
85,665	LG Electronics, Inc.	10,985,465	KOR
810,100	Toshiba Tec Corp.	4,916,839	JPN

		15,902,304

	Energy Services — 2.5%
2,036,966	Iberdrola Renovables*	14,181,943	SPA
202,400	LDK Solar Company, Ltd. (ADR)*(8)	5,464,800	CHN
216,900	Suntech Power Holdings Company, Ltd. (ADR) (Cayman Islands)*(8)	8,797,464	CAY
234,300	Vestas Wind Systems A/S	25,595,715	DEN

		54,039,922

	Food and Beverage — 3.2%
102,334	East Asiatic Company, Ltd. (A/S Det Ostasiatiske Kompagni)	8,947,780	DEN
280,500	Greene King PLC	3,145,323	BRI

See notes to portfolios of investments.

INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008
(Unaudited)

Shares		Value	Country

	Common Stocks (continued)
	Food and Beverage (continued)

43,682	Nestle SA	$21,827,804	SWI
1,537,300	Northern Foods PLC	2,814,550	BRI
799,400	Tate & Lyle PLC	8,567,258	BRI
724,171	Unilever NV — CVA	24,317,671	NET

		69,620,386

	Insurance — 4.8%
53,475	Allianz SE	10,593,480	GER
441,800	Aviva PLC	5,414,353	BRI
22,600	Fairfax Financial Holdings, Ltd.	6,581,071	CDA
1,939,300	Friends Provident PLC	4,757,156	BRI
564,500	ING Groep NV	21,139,368	NET
1,003,300	Milano Assicurazioni SpA	6,735,789	ITA
4,176,300	Old Mutual PLC	9,158,786	BRI
4,156,900	Royal & Sun Alliance Insurance Group PLC	10,617,739	BRI
311,100	SCOR SE	7,426,175	FRA
94,700	Swiss Re	8,272,304	SWI
47,900	Zurich Financial Services AG	15,084,810	SWI

		105,781,031

	Leisure and Recreation — 0.6%
193,446	Carnival PLC	7,682,291	BRI
83,200	Sankyo Company, Ltd.	4,941,252	JPN

		12,623,543

	Machinery — 1.7%
219,700	Heidelberger Druckmaschinen AG	5,899,942	GER
936,500	Komatsu, Ltd.	25,977,353	JPN
15,900	Rieter Holding AG	6,083,979	SWI

		37,961,274

	Manufacturing — 2.4%
110,047	Alstom	23,857,525	FRA
2,038,291	Hansen Transmissions (Belgium)*	7,928,777	BEL
1,126,300	IMI PLC	10,165,078	BRI
704,000	Kurabo Industries, Ltd.	1,582,022	JPN
263,000	Sandvik AB	4,570,083	SWE
1,155,936	Tomkins PLC	4,100,754	BRI

		52,204,239

	Medical Equipment, Supplies, and Services — 0.6%
14,730	Nobel Biocare Holding AG*	3,426,271	SWI
324,524	Smith & Nephew PLC	4,292,704	BRI
64,150	Sonova Holding AG	5,884,669	SWI

		13,603,644

	Metals and Mining — 3.9%
892,900	BlueScope Steel, Ltd.	8,054,130	AUS
347,300	Cameco Corp. (8)	11,440,062	CDA
120,000	Kazakhmys PLC	3,803,383	BRI
1,277,000	Minara Resources, Ltd.	7,083,995	AUS
37,300	Norddeutsche Affinerie AG	1,476,895	GER
141,900	Rautaruukki Oyj	6,848,433	FIN
81,319	Sims Group, Ltd. (8)	2,207,228	AUS
341,100	ThyssenKrupp AG	19,515,662	GER
127,800	voestalpine AG	8,877,627	AST
223,530	Xstrata PLC	15,646,788	BRI

		84,954,203

	Office Equipment, Supplies, and Services — 0.9%
409,000	Brother Industries, Ltd.	4,205,708	JPN
193,900	Oce NV	3,299,970	NET
655,000	Ricoh Company, Ltd.	10,763,342	JPN
3,314,500	TPV Technology, Ltd.	1,954,804	HNG

		20,223,824

	Oil, Coal and Gas — 8.2%
2,245,100	BP PLC	22,813,377	BRI
1,593,200	Cosmo Oil Company, Ltd.	5,002,725	JPN
134,000	EnCana Corp.	10,208,778	CDA
1,018,700	Eni SpA	34,738,689	ITA
987,100	Nippon Oil Corp.	6,159,472	JPN
174,800	Norsk Hydro ASA	2,546,989	NOR
87,500	Petro-Canada	3,812,168	CDA
43,200	Petroleo Brasileiro SA — Petrobras (ADR) (Brazil)	4,411,152	BRA
495,900	Repsol YPF SA	17,114,240	SPA
1,290,100	Royal Dutch Shell PLC — Class B	43,424,333	BRI
735,500	Showa Shell Sekiyu KK	7,437,640	JPN
150,712	StatoilHydro ASA	4,516,314	NOR
245,600	Total SA	18,239,337	FRA

		180,425,214

	Pharmaceuticals/Research and Development — 6.1%
390,700	AstraZeneca PLC	14,608,588	BRI
338,900	Biovail Corp.	3,648,346	CDA
446,581	CSL, Ltd.	15,064,092	AUS

See notes to portfolios of investments.

INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008
(Unaudited)

Shares		Value	Country

	Common Stocks (continued)
	Pharmaceuticals/Research and Development (continued)

402,000	Elan Corp. PLC (ADR) (Ireland)*	$8,385,720	IRE
285,300	GlaxoSmithKline PLC	6,035,912	BRI
205,876	H Lundbeck A/S (8)	5,143,195	DEN
132,050	Novo Nordisk A/S — Class B	9,029,968	DEN
324,400	Recordati SpA	2,426,294	ITA
67,150	Roche Holding AG	12,637,534	SWI
333,700	Sanofi-Aventis	25,034,909	FRA
340,000	Tanabe Seiyaku Company, Ltd.	3,960,072	JPN
504,500	Teva Pharmaceutical Industries, Ltd. (ADR) (Israel)	23,302,855	ISR
146,031	UCB SA (Belgium)	5,073,174	BEL

		134,350,659

	Printing and Publishing — 0.1%
221,000	Toppan Printing Company, Ltd. (8)	2,562,961	JPN

	Real Estate Investment Trusts — 0.5%
566,771	British Land Company PLC	10,320,426	BRI

	Retail — 3.6%
1,395,146	Arcandor AG*(8)	27,906,775	GER
3,602,360	Carphone Warehouse PLC (8)	20,375,858	BRI
112,100	Circle K Sunkus Company, Ltd.	1,903,946	JPN
1,912,500	Dixons Group PLC	2,410,233	BRI
590,900	JJB Sports PLC	1,278,275	BRI
3,642,691	Kingfisher PLC	9,542,896	BRI
52,613	Metro AG	4,251,153	GER
56,392	PPR	8,355,359	FRA
10,300	Valora Holding AG	2,686,235	SWI

		78,710,730

	Retail: Restaurants — 0.1%
112,200	Plenus Company, Ltd. (8)	1,444,147	JPN

	Retail: Supermarkets — 1.4%
368,262	Carrefour SA	28,412,707	FRA
282,371	Tesco PLC	2,123,945	BRI

		30,536,652

	Semiconductors — 1.2%
9,564,748	ARM Holdings PLC	16,704,756	BRI
439,873	ASML Holding NV	10,819,523	NET

		27,524,279

	Telecommunications Equipment and Services — 8.4%
4,188,000	BT Group PLC	18,057,199	BRI
421,500	China Mobile, Ltd.	6,271,604	HNG
159,600	Elcoteq Network Corp. — Class A	1,045,669	FIN
515,477	France Telecom SA	17,334,138	FRA
1,588,500	MobileOne, Ltd.	2,446,598	SIN
3,200	Nippon Telegraph and Telephone Corp.	13,804,173	JPN
1,353,634	Nokia Oyj	42,826,477	FIN
10,511	NTT DoCoMo, Inc.	15,922,562	JPN
254,100	Orascom Telecom Holding SAE (GDR)	17,914,050	EGP
271,000	Research In Motion, Ltd. (Canada)*	30,414,330	CDA
17,000	Swisscom AG	5,824,439	SWI
244,400	Telefonica SA	7,022,406	SPA
1,646,500	Vodafone Group PLC	4,930,999	BRI
395,600	VTech Holdings, Ltd.	1,918,871	BER

		185,733,515

	Toys — 1.2%
52,900	Nintendo Company, Ltd.	27,277,889	JPN

	Transportation — 0.6%
2,535,000	Neptune Orient Lines, Ltd.	5,985,506	SIN
1,367,100	Orient Overseas International, Ltd.	8,001,311	BER

		13,986,817

	Utilities — 0.8%
95,900	ATCO, Ltd. — Class I	4,449,080	CDA
643,700	Enel SpA	6,829,141	ITA
921,000	Hongkong Electric Holdings, Ltd.	5,816,419	HNG

		17,094,640

	Total Common Stocks (Cost $2,007,652,255)	2,146,965,147

Principal

	Securities Lending Collateral — 5.9%
$130,930,101	Securities Lending Collateral Investment (Note 3) (Cost $130,930,101)	130,930,101	USA

	Total Securities (Cost $2,138,582,356)	2,277,895,248

See notes to portfolios of investments.

INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008
(Unaudited)

Principal		Value

	Repurchase Agreements — 2.4%
$52,149,384	With State Street Bank and Trust, dated 03/31/08, 1.88%, due 04/01/08, repurchase proceeds at maturity $52,152,107 (Collateralized by various Fannie Mae Adjustable Rate Mortgages, 3.64% — 6.62%, due 12/01/33 — 08/01/34, with a total value of $53,193,123) (Cost $52,149,384)	$52,149,384	USA

	Total Investments — 105.7% (Cost $2,190,731,740)	2,330,044,632
	Liabilities less other assets — (5.7)%	(125,655,566)

	Net Assets — 100.0%	$2,204,389,066

The aggregate cost of securities for federal income tax purposes at March 31, 2008 is $2,190,731,740.

The following amounts are based on cost for federal income tax purposes:

Gross unrealized appreciation	$286,818,816
Gross unrealized depreciation	(147,505,924)

Net unrealized appreciation	$139,312,892

See summary of footnotes and abbreviations to portfolios.

See notes to portfolios of investments.

INTERNATIONAL EQUITY PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008
(Unaudited)

Percent of Total
Country Composition	Investments at Value

Australia (AUS)	2.93%
Austria (AST)	0.38
Belgium (BEL)	1.09
Bermuda (BER)	0.51
Brazil (BRA)	0.19
Canada (CDA)	7.31
Cayman Islands (CAY)	0.97
China (CHN)	0.52
Denmark (DEN)	2.38
Egypt (EGP)	0.77
Finland (FIN)	2.18
France (FRA)	10.54
Germany (GER)	7.92
Greece (GRC)	0.34
Hong Kong (HNG)	0.69
Ireland (IRE)	1.58
Israel (ISR)	1.00
Italy (ITA)	2.97
Japan (JPN)	14.74
New Zealand (NZE)	0.09
Norway (NOR)	0.84
Portugal (POR)	0.24
Singapore (SIN)	0.59
South Korea (KOR)	0.47
Spain (SPA)	3.59
Sweden (SWE)	1.90
Switzerland (SWI)	5.49
The Netherlands (NET)	3.01
United Kingdom (BRI)	16.91
United States (USA)	7.86

Total Percentage	100.00%

See notes to portfolios of investments.

TRANSAMERICA PARTNERS PORTFOLIOS
PORTFOLIOS OF INVESTMENTS

SUMMARY OF FOOTNOTES AND ABBREVIATIONS TO PORTFOLIOS
March 31, 2008
(Unaudited)

Footnotes:

*	Non-income producing security.
144A	All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers. Unless otherwise indicated, these securities have been determined to be liquid under procedures established by the Board of Trustees.

1)	Variable rate security. The rate shown was in effect at March 31, 2008.
2)	Quarterly reset provision. The rate shown was in effect at March 31, 2008.
3)	Monthly reset provision. The rate shown was in effect at March 31, 2008.
4)	Security is segregated as collateral for written options.
5)	Security is segregated as initial margin for futures contracts.
6)	Security is segregated as collateral for swap contracts and/or for swaptions.
7)	Represents a zero coupon bond which will convert to an interest bearing security at a later date.
8)	All or part of this security is on loan.
9)	Bond is in default.
10)	Variable rate security. Interest rate is based on the credit rating of the issuer. The rate shown was in effect at March 31, 2008.
11)	Floating rate security. The interest rate is subject to change semi-annually based on the London Interbank Offered Rate (“LIBOR”). The rate shown was in effect at March 31, 2008.
12)	PIK (“Payment-In-Kind”) bond. These bonds pay interest in the form of additional bonds.
13)	Security was in bankruptcy reorganization at the time of maturity. Recovery will be determined at the conclusion of the bankruptcy.
14)	Fair valued at March 31, 2008.
Following are the market values (as determined by fair valuation) and the corresponding percentage of Portfolio net assets of all fair valued securities at March 31, 2008.

Series	Market Value	Percentage
High Yield Bond	$6,628,104	1.17%

15)	A portion of the market value of the repurchase agreement represents the investment of the $3,100,000 cash received as collateral for open swap contracts.
16)	Principal amount for this security is denominated in Euros.
17)	Principal amount for this security is denominated in Japanese Yen.
18)	Principal amount for this security is denominated in New Zealand Dollars.

Abbreviations:
ADR	American Depository Receipt.
FDR	Foreign Depository Receipt.
GDR	Global Depository Receipt.
IO	Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The face amount shown represents the par value on the underlying pool. The yields on these securities generally exceed yields on other mortgage-backed securities because their cash flow patterns are more volatile and there is a greater risk that the initial investment will not be fully recouped. These securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
TBA	To be announced. Securities are purchased on a forward commitment basis with approximate principal amount and general stated maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

• Securities issued by companies registered outside the United States are denoted with their domestic country in parenthesis.
• Fixed income securities designated as “perpetual” are securities that make (or are scheduled to make) a steady payment of interest. They do not have a maturity date, and the interest payments are indefinite.
• Footnotes and abbreviations may or may not appear in each portfolio of investments.

See notes to portfolios of investments.

TRANSAMERICA PARTNERS PORTFOLIOS
NOTES TO PORTFOLIOS OF INVESTMENTS
(Unaudited)

1. Organization and Business

Transamerica Partners Portfolios (formerly, Diversified Investors Portfolios) (the “Series Portfolio”), a series trust organized on September 1, 1993 under the laws of the State of New York, is composed of eighteen different series that are, in effect, separate investment funds: the Money Market Portfolio, the High Quality Bond Portfolio, the Inflation-Protected Securities Portfolio, the Core Bond Portfolio, the Total Return Bond Portfolio, the High Yield Bond Portfolio, the Balanced Portfolio, the Large Value Portfolio (formerly, the Value & Income Portfolio), the Value Portfolio, the Large Core Portfolio (formerly, the Growth & Income Portfolio), the Large Growth Portfolio (formerly, the Equity Growth Portfolio), the Growth Portfolio (formerly, the Aggressive Equity Portfolio), the Mid Value Portfolio (formerly, the Mid-Cap Value Portfolio), the Mid Growth Portfolio (formerly, the Mid-Cap Growth Portfolio), the Small Value Portfolio (formerly, the Small-Cap Value Portfolio), the Small Core Portfolio (formerly, the Special Equity Portfolio), the Small Growth Portfolio (formerly, the Small-Cap Growth Portfolio), and the International Equity Portfolio (each a “Series”). The Declaration of Trust permits the Board of Trustees to issue an unlimited number of beneficial interests in each Series. Investors in a Series (e.g., investment companies, insurance company separate accounts and common and commingled trust funds) will each be liable for all obligations of that Series (and of no other Series).

Prior to May 1, 2008, the Transamerica Partners Portfolios were known as the Diversified Investors Portfolios.

The investment objectives of each Series are as follows:

Money Market — The Series’ goal is to provide liquidity and as high a level of income as is consistent with the preservation of capital.

High Quality Bond — The Series’ goal is to provide a high risk-adjusted return while focusing on the preservation of capital.

Inflation-Protected Securities — The Series’ goal is to seek maximum real return consistent with the preservation of capital.

Core Bond — The Series’ goal is to achieve maximum total return.

Total Return Bond — The Series’ goal is to maximize long-term total return.

High Yield Bond — The Series’ goal is to provide a high level of current income.

Balanced — The Series’ goal is to provide a high total investment return through investment in a broadly diversified portfolio of stocks, bonds and money market instruments.

Large Value — The Series’ goal is to provide a high level of current income through investment in a broadly diversified portfolio of common stocks with relatively high current yield. Capital appreciation is a secondary goal.

Value — The Series’ goal is to provide capital appreciation. Dividend income is a secondary goal.

Large Core — The Series’ goal is to provide capital appreciation and current income.

Large Growth — The Series’ goal is to provide a high level of capital appreciation through investment in a diversified portfolio of common stocks with a potential for above-average growth in earnings. Current income is a secondary goal.

Growth — The Series’ goal is to provide a high level of capital appreciation primarily through investing in a diversified portfolio of common stocks.

Mid Value — The Series’ goal is to provide a high total investment return through investments primarily in a diversified portfolio of common stocks.

TRANSAMERICA PARTNERS PORTFOLIOS
NOTES TO PORTFOLIOS OF INVESTMENTS (Continued)
(Unaudited)

1. Organization and Business (continued)

Mid Growth — The Series’ goal is to provide a high total investment return through investments primarily in a diversified portfolio of common stocks.

Small Value — The Series’ goal is to provide a high total investment return through investments primarily in a diversified portfolio of common stocks.

Small Core — The Series’ goal is to provide a high level of capital appreciation through investment in a diversified portfolio of common stocks of small to medium size companies.

Small Growth — The Series’ goal is to provide a high total investment return through investments primarily in a diversified portfolio of common stocks.

International Equity — The Series’ goal is to provide a high level of long-term capital appreciation through investment in a diversified portfolio of securities of foreign issuers.

2. Significant Accounting Policies

     A. Security Valuation:

Short-term securities having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. The amortized cost of a security is determined by valuing it at original cost and thereafter amortizing any discount or premium at a constant rate until maturity. Equity securities are valued at the last sale price on the exchange on which they are primarily traded or at the last quoted bid price for securities in which there were no sales during the day or for unlisted securities. Portfolio securities listed on the NASDAQ National Market and NASDAQ Small Cap Market for which reliable market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sale price. Bonds are valued at the mean of the last available bid and asked prices by an independent pricing service. Futures and option contracts that are traded on commodities or securities exchanges are normally valued at the last settlement price on the exchange on which they are traded. Swap agreements are normally valued in the basis of broker quotes. When valuations are not readily available, securities will be valued at their fair value as determined by the Board of Trustees. Unlisted securities are valued at the last sales price provided by an independent pricing agent or the principal market maker.

Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days when the domestic market is closed. Events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the net asset value is determined may be reflected in the calculation of net asset value when the investment advisor deems that the particular event or circumstance would materially affect its asset value. In accordance with procedures adopted by the Board of Trustees, the International Equity Series applies fair value pricing on a daily basis for all non-US and non-Canadian equity securities held in its portfolio by utilizing the quotations of an independent pricing service, unless the Series’ investment advisor determines that use of another valuation methodology is appropriate. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, in determining fair value each day.

     B. Repurchase Agreements:

Each Series, along with other affiliated entities of the investment advisor, may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Series’ investment advisor, subject to the seller’s agreement to repurchase and the Series agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are segregated at the custodian and, pursuant to the terms of the repurchase agreements, must have an aggregate market value greater than or equal to 102% for

TRANSAMERICA PARTNERS PORTFOLIOS
NOTES TO PORTFOLIOS OF INVESTMENTS (Continued)
(Unaudited)

2. Significant Accounting Policies (continued)

domestic securities and 105% for international securities of the repurchase price at all times. If the value of the underlying securities falls below the value of the repurchase price, the Series will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met or the seller defaults on its repurchase obligation, the Series maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings.

     C. Foreign Currency Translation:

The accounting records of each Series are maintained in US dollars. The market values of foreign securities, currency holdings and other assets and liabilities denominated in a foreign currency are translated to US dollars based on the prevailing exchange rates each business day. Income, expenses, purchases, and sales of investment securities denominated in foreign currencies are translated at prevailing exchange rates when accrued or incurred.

Each Series does not isolate realized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gains or losses on securities. Net realized gains and losses on foreign currency transactions represent net foreign exchange gains and losses on disposition of foreign currencies and foreign currency forward and spot contracts, and the difference between the amount of investment income receivable and foreign withholding taxes payable recorded on each Series’ books and the US dollar equivalent of amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities (other than investments in securities) and foreign currency forward and spot contracts, resulting from changes in the prevailing exchange rates.

     D. Foreign Currency Forward, Spot, and Cross Currency Contracts:

Each Series, with the exception of the Money Market Series, may enter into foreign currency forward contracts, spot, and cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with those series that participate in such contracts. A foreign currency forward contract is an agreement between two parties to buy and sell a currency at a set price on a future date. A spot contract is also an agreement to buy and sell a currency, but will settle within a week or less from the date it is entered into. The market value of a foreign currency forward, spot, or cross currency contract fluctuates with changes in forward currency exchange rates. Foreign currency forward, spot, and cross currency contracts are marked to market daily and the change in value is recorded by the Series as an unrealized foreign exchange gain or loss. When a foreign currency forward, spot, or cross currency contract is extinguished, through delivery or by entering into another offsetting foreign currency forward, spot, or cross currency contract, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished. In addition, the Series could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the US dollar.

As of March 31, 2008, the Inflation-Protected Securities Series, Core Bond Series, Total Return Bond Series, Balanced Series, Large Growth Series, and International Equity Series each had outstanding foreign currency forward contracts as listed in Note 4.

     E. Written Options:

Each Series, with the exception of the Money Market Series, may write or purchase options for the purpose of either hedging its exposure to the market fluctuations of the portfolio, or an individual security position. When a Series writes an option, an amount equal to the premium received by the Series is recorded as an asset and corresponding liability. The amount of the liability is adjusted daily to reflect the current market value of the written option and the change is recorded in a corresponding unrealized gain or loss account. These options are

TRANSAMERICA PARTNERS PORTFOLIOS
NOTES TO PORTFOLIOS OF INVESTMENTS (Continued)
(Unaudited)

2. Significant Accounting Policies (continued)

settled for cash and subject the Series to unknown risk of loss. The Series, however, are not subject to credit risk on written options, as the counterparty has already performed its obligation by paying the premium at the inception of the contract. When a written option expires on its stipulated expiration date, or when a closing transaction is entered into, the related liability is extinguished and the Series realizes a gain or loss contingent on whether the cost of the closing transaction exceeds the premium received when the option was written.

Transactions in options written for the period ended March 31, 2008 were as follows:

	Core Bond		Total Return Bond		Balanced
	Number of		Number of		Number of
	Contracts	Premiums	Contracts	Premiums	Contracts	Premiums

Written call options outstanding at December 31, 2007	217	$123,969	141	$101,733	56	$40,189
Call options written	108	57,073	266	136,120	80	41,012
Call options terminated in closing purchase transactions	(325)	(181,042)	(252)	(151,053)	(89)	(54,883)
Call options expire	—	—	—	—	—	—

Written call options outstanding at March 31, 2008	—	$—	155	$86,800	47	$26,318

Written put options outstanding at December 31, 2007	—	$—	118	$96,535	43	$35,254
Put options written	206	189,559	229	156,074	70	47,087
Put options terminated in closing purchase transactions	—	—	(276)	(156,448)	(92)	(53,899)
Put options expired	—	—	—	—	—	—

Written put options outstanding at March 31, 2008	206	$189,559	71	$96,161	21	$28,442

     F. Futures Contracts:

Each Series, with the exception of the Money Market Series, may enter into futures contracts for the purpose of hedging its existing portfolio securities, or securities that the Series intends to purchase, against fluctuations in market value caused by changes in prevailing market or interest rates. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the daily market value of the contract.

Variation margin payments are received or made by each Series each day, depending upon the daily fluctuations in the market value of the underlying instrument. Each Series recognizes an unrealized gain or loss equal to the daily variation margin. When the contract is closed, the Series records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the basis in the contract.

Should market conditions move unexpectedly, the Series may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.

Use of long futures contracts subjects the Series to risk of loss up to the notional value of the futures contracts. Use of short futures contracts subjects the Series to unlimited risk of loss. The Series may enter into futures

TRANSAMERICA PARTNERS PORTFOLIOS
NOTES TO PORTFOLIOS OF INVESTMENTS (Continued)
(Unaudited)

2. Significant Accounting Policies (continued)

contracts on exchanges or boards of trade. In that case, the exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Series’ credit risk is limited to failure of the exchange or board of trade.

Open futures contracts as of March 31, 2008:

				Value as of	Net Unrealized
	Number of			March 31,	Appreciation/
Series	Contracts	Description	Expiration Date	2008	(Depreciation)

Inflation-Protected Securities	14 Long	90 Day Euro Future	June 2009	$3,417,050	$4,332
	122 Long	90 Day Euro Future	September 2009	29,714,625	60,665
	3 Long	US Long Bond Future	June 2008	356,391	(545)
	178 Long	US Treasury Note 2 Year Future	June 2008	38,208,813	120,445
	208 Long	US Treasury Note 5 Year Future	June 2008	23,760,750	(679)
	14 Short	90 Day Euro Future	June 2010	3,385,375	(3,543)
	91 Short	US Treasury Note 10 Year Future	June 2008	10,824,734	(45,522)

					$135,153

Core Bond	337 Long	90 Day Euro Future	December 2008	$82,430,200	$150,509
	125 Long	90 Day Euro Future	June 2009	30,509,375	48,111
	172 Long	Euro BOBL Future	June 2008	29,974,495	(324,682)
	339 Long	Euro Bund Future	June 2008	62,072,061	(471,904)
	261 Long	US Treasury Note 2 Year Future	June 2008	56,025,281	(20,293)
	1875 Long	US Treasury Note 10 Year Future	June 2008	223,037,109	3,762,808
	125 Short	90 Day Euro Future	June 2010	30,226,563	(20,481)
	331 Short	US Long Bond Future	June 2008	39,321,766	(6,716)
	2367 Short	US Treasury Note 5 Year Future	June 2008	270,392,766	559,351

					$3,676,703

Total Return Bond	32 Long	90 Day Euro Future	June 2008	$7,818,400	$241,040
	107 Long	90 Day Euro Future	September 2008	26,189,588	199,615
	17 Long	90 Day Euro Future	December 2008	4,158,200	11,602
	79 Long	90 Day Euro Future	March 2009	19,318,463	22,530
	51 Long	90 Day British Pound Sterling
		LIBOR Future	September 2008	48,012,355	(220,407)
	106 Long	90 Day British Pound Sterling
		LIBOR Future	December 2008	25,023,856	(50,253)
	94 Long	Euribor Future	June 2008	35,432,952	(112,009)
	39 Long	Euribor Future	September 2008	14,759,398	(94,369)
	43 Long	Euribor Future	December 2008	16,295,246	(22,315)
	32 Long	Euro BOBL Future	June 2008	5,576,650	(57,063)
	103 Long	US Long Bond Future	June 2008	12,236,078	159,821
	58 Long	US Treasury Note 2 Year Future	June 2008	12,450,063	66,929
	252 Long	US Treasury Note 5 Year Future	June 2008	32,214,094	496,488
	154 Short	US Treasury Note 10 Year Future	June 2008	18,318,781	(529,677)

					$111,932

TRANSAMERICA PARTNERS PORTFOLIOS
NOTES TO PORTFOLIOS OF INVESTMENTS (Continued)
(Unaudited)

2. Significant Accounting Policies (continued)

				Value as of	Net Unrealized
	Number of			March 31,	Appreciation/
Series	Contracts	Description	Expiration Date	2008	(Depreciation)

Balanced	23 Long	90 Day Euro Future	June 2008	$5,619,475	$156,447
	35 Long	90 Day Euro Future	September 2008	8,566,688	71,150
	10 Long	90 Day Euro Future	December 2008	2,446,000	22,637
	28 Long	90 Day Euro Future	March 2009	6,847,050	26,210
	5 Long	90 Day Euro Future	June 2009	1,220,375	18,975
	5 Long	90 Day Euro Future	September 2009	1,217,813	18,100
	15 Long	90 Day British Pound Sterling
		LIBOR Future	September 2008	14,121,281	(65,182)
	31 Long	90 Day British Pound Sterling
		LIBOR Future	December 2008	7,318,298	(14,683)
	33 Long	Euribor Future	June 2008	12,439,228	(39,322)
	11 Long	Euribor Future	September 2008	4,162,907	(26,617)
	12 Long	Euribor Future	December 2008	4,547,510	(6,227)
	9 Long	Euro BOBL Future	June 2008	1,568,433	(16,389)
	26 Long	S&P 500 Emini Future	June 2008	1,721,200	44,143
	53 Long	US Long Bond Future	June 2008	6,296,234	65,813
	31 Long	US Treasury Note 2 Year Future	June 2008	6,654,344	35,814
	40 Long	US Treasury Note 5 Year Future	June 2008	4,569,375	69,948
	45 Short	US Treasury Note 10 Year Future	June 2008	5,352,891	(148,116)

					$212,701

Large Core	29 Long	S&P 500 Emini Future	June 2008	$1,919,800	$687
	1 Long	S&P 500 Future	June 2008	331,000	3,171

					$3,858

Small Core	15 Long	Russell 2000 Future	June 2008	$5,175,000	$1,425

LIBOR — London Interbank Offered Rate.

The Inflation-Protected Securities Series, Core Bond Series, Total Return Bond Series, Balanced Series, Large Core Series, and Small Core Series have segregated securities as collateral for their respective open futures contracts. The segregated securities are identified within each Series’ portfolio of investments. In addition, the Total Return Bond Series has segregated $2,704,818 of cash, and the Balanced Series has segregated $1,464,298 of cash as collateral for their respective open futures contracts.

     G. Swap Agreements:

Each Series, with the exception of the Money Market Series, may engage in various swap transactions, including interest rate, currency exchange rate, equity index, credit default and total return swap agreements, for hedging purposes, or as alternatives to direct investments.

An interest rate swap involves a Series and another party, and each agrees to exchange interest earned with respect to a notional amount of principal. An interest rate swap typically involves the exchange of a fixed rate payment for a floating rate payment. A currency rate swap involves two parties who agree to sell each other a foreign currency and commit to exchanging the principal amount at a specified future date. An equity index swap represents an exchange of cash flow streams, one typically based on a reference interest rate; the other on the

TRANSAMERICA PARTNERS PORTFOLIOS
NOTES TO PORTFOLIOS OF INVESTMENTS (Continued)
(Unaudited)

2. Significant Accounting Policies (continued)

performance of a stock or stock market index. A credit default swap involves the payment of a premium by a buyer for protection against a specified credit risk or event, such as a default. Should a default occur, the protection seller can either accept delivery of the defaulted security or pay the buyer a cash settlement. If a Series is a protection buyer and no event occurs, the Series may receive or recover nothing. If a Series is a protection seller, it will receive premium payments (if there is no event) and generally receives an upfront payment as well. A Series will only enter into credit default swaps with parties that meet certain levels of creditworthiness as assessed by the subadvisor. In a total return swap, one party receives interest payments on a referenced asset or index plus any capital gains or losses over the payment period, while the other receives a specified cash flow based on the same notional amount.

Swaps can expose a Series to credit or market risk due to unfavorable changes in interest rates or a change in value of underlying securities or indices. In addition, there is a possibility that there will not be a liquid market for the agreements, or that a counterparty may default on its obligation.

Premiums paid or received by a Series are recorded as unrealized appreciation/(depreciation). Contracts are marked-to-market daily based on valuations supplied by a dealer or broker. Changes in value, including accruals of periodic amounts of interest to be paid or received on swaps, are reported as unrealized appreciation/ (depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of the swap agreements. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller.

From time to time, a Series will receive cash as collateral pledged for various swap agreements from brokers. Upon receipt of the cash, the Series will, in turn, invest the collateral proceeds in short-term, highly liquid investments. At March 31, 2008, this amount had reached a cumulative total of $3,100,000 in the Core Bond Series. This cash collateral was invested in the repurchase agreement for the Core Bond Series.

During the period ended March 31, 2008, the Core Bond Series entered into swap agreements. The Core Bond Series entered into interest rate, credit default and total return swaps.

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NOTES TO PORTFOLIOS OF INVESTMENTS (Continued)
(Unaudited)

2. Significant Accounting Policies (continued)

Outstanding swap agreements as of March 31, 2008:

Core Bond Series:

Interest Rate Swaps:

	Payments Made by	Payments Received
Swap Counterparty	the Series	by the Series	Termination Date	Notional Amount		Value

Citigroup NA, NY	3 month LIBOR	2.74% semi-annual	02/14/10	$124,100,000		$638,098
Citigroup NA, NY	3 month LIBOR	5.18% semi-annual	09/20/10	100,000,000		6,292,279
Citigroup NA, NY	3 month LIBOR	5.16% semi-annual	11/07/10	66,900,000		5,299,384
Citigroup NA, NY	3 month LIBOR	4.95% semi-annual	12/12/11	23,600,000		1,945,808
Citigroup NA, NY	3 month LIBOR	5.27% semi-annual	08/06/12	74,800,000		6,694,118
Citigroup NA, NY	3.79% semi-annual	3 month LIBOR	01/15/13	25,000,000		(548,888)
Citigroup NA, NY	3 month LIBOR	5.53% semi-annual	06/05/17	17,800,000		2,397,101
Citigroup NA, NY	5.64% semi-annual	3 month LIBOR	07/05/17	38,000,000		(4,960,405)
Citigroup NA, NY	3 month LIBOR	5.32% semi-annual	08/28/17	69,000,000		7,275,696
Citigroup NA, NY	5.31% semi-annual	3 month LIBOR	10/15/17	133,900,000		(15,659,677)
Citigroup NA, NY	4.28% semi-annual	3 month LIBOR	01/22/18	14,100,000		(247,545)
Deutsche Bank AG	3 month LIBOR	4.03% semi-annual	12/11/09	89,100,000		3,414,805
Deutsche Bank AG	3.54% semi-annual	3 month LIBOR	01/08/10	156,600,000		(2,623,306)
Deutsche Bank AG	3 month STIBOR	4.49% semi-annual	08/29/10	332,900,000	(1)	1,282,147
Deutsche Bank AG	4.98% semi-annual	3 month LIBOR	08/29/10	49,919,000		(2,892,695)
Deutsche Bank AG	3.39% semi-annual	3 month LIBOR	03/05/13	39,100,000		(192,307)
Deutsche Bank AG	3 month LIBOR	3.06% semi-annual	03/20/13	89,000,000		(879,752)
Deutsche Bank AG	5.78% semi-annual	3 month LIBOR	07/09/17	73,200,000		(10,350,390)
Deutsche Bank AG	4.31% semi-annual	3 month LIBOR	01/17/18	28,800,000		(589,147)
Goldman Sachs Capital Markets, LP	5.07% semi-annual	3 month LIBOR	04/30/09	63,300,000		(2,814,911)
Goldman Sachs Capital Markets, LP	3 month LIBOR	4.11% semi-annual	12/12/09	69,500,000		2,766,438
Goldman Sachs Capital Markets, LP	3 month LIBOR	5.50% semi-annual	07/12/12	220,000,000		21,344,454
Goldman Sachs Capital Markets, LP	3.49% semi-annual	3 month LIBOR	03/04/13	35,200,000		(314,127)
Goldman Sachs Capital Markets, LP	3.46% semi-annual	3 month LIBOR	03/04/13	35,000,000		(275,861)
Goldman Sachs Capital Markets, LP	3.50% semi-annual	3 month LIBOR	03/11/13	97,300,000		(952,117)
Goldman Sachs Capital Markets, LP	4.56% semi-annual	3 month LIBOR	01/04/18	53,600,000		(2,153,725)
Goldman Sachs Capital Markets, LP	4.46% semi-annual	3 month LIBOR	01/08/18	14,400,000		(458,740)
Wachovia Securities	3 month LIBOR	5.20% semi-annual	09/07/11	100,000,000		7,657,345

						$21,094,080

TRANSAMERICA PARTNERS PORTFOLIOS
NOTES TO PORTFOLIOS OF INVESTMENTS (Continued)
(Unaudited)

2. Significant Accounting Policies (continued)

Total Return Swaps:

		Payments	Payments
	Referenced	made by the	received by	Termination	Notional
Swap Counterparty	Obligation	Series	the Series	Date	Amount	Value

Deutsche Bank AG	Lehman Commercial Mortgage-Backed Securities (CMBS) AAA 8.5+ Index	3.57% monthly	Lehman Commercial Mortgage-Backed Securities (CMBS) AAA 8.5+ Index	08/01/08	$13,990,000	$365,370

Credit Default Swaps:

		Payments
	Referenced	receivable by	Termination
Swap Counterparty	Obligation	the Series	Date	Notional Amount	Value

Goldman Sachs Capital Markets, LP	Lehman Brothers Holdings, Inc., 6.63%, 01/18/12	1.20% annual	09/20/12	$3,755,000	$(245,396)

		Payments
	Referenced	payable by	Termination
Swap Counterparty	Obligation	the Series	Date	Notional Amount	Value

Morgan Stanley Capital Services, Inc.	Markit CDX.NA.IG Series 10, Version 1(2)	1.55% annual	06/20/13	$15,900,000	$110,899
Deutsche Bank AG	Markit CDX.NA.IG Series 10, Version 1	1.55% annual	06/20/13	$16,100,000	(103,972)
					$6,927
(1)Notional amount expressed in Swedish Krona.
(2)Premium received $146,382.

LIBOR — London Interbank Offered Rate.
STIBOR — Stockholm Interbank Offered Rate.

     H. Short Sales:

Each Series, with the exception of the Money Market Series, may sell securities short. A short sale is a transaction in which a Series sells securities it does not own, but has borrowed, in anticipation of a decline in the market price of the securities. The Series is obligated to replace the borrowed securities at the market price at the time of replacement. The Series’ obligation to replace the securities borrowed in connection with a short sale will be fully secured by collateral deposited with the custodian. In addition, the Series will consider the short sale to be a borrowing by the Series that is subject to the asset coverage requirements of the Investment Company Act of 1940, as amended. Short sales by the Series involve certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security because losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested.

     I. Dollar Rolls:

Each Series, with the exception of the Money Market Series, may enter into dollar rolls (principally using TBA’s) in which the Series sells mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase similar, but not identical, securities at an agreed-upon price on a fixed date. The Series accounts for such dollar rolls as purchases and sales and receive compensation as consideration for entering into the commitment to repurchase. The Series maintains liquid securities having a value not less than the repurchase price (including accrued interest) for such dollar rolls. The market value of the securities that the Series is required to purchase may decline below the agreed upon repurchase price of those securities.

TRANSAMERICA PARTNERS PORTFOLIOS
NOTES TO PORTFOLIOS OF INVESTMENTS (Continued)
(Unaudited)

     J. Loan Participations/Assignments:

Each Series, with the exception of the Money Market Series, may purchase participations/assignments in commercial loans. Such indebtedness may be secured or unsecured. These investments may include standby financing commitments, including revolving credit facilities that obligate the Series to supply additional cash to the borrowers on demand. Loan participations/assignments involve risks of insolvency of the lending banks or other financial intermediaries. As such, the Series assume the credit risks associated with the corporate borrowers and may assume the credit risks associated with the interposed banks or other financial intermediaries. The Series may be contractually obligated to receive approval from the agent banks and/or borrowers prior to the sale of these investments. Loan participations typically represent direct participation in loans to corporate borrowers, and generally are offered by banks or other financial institutions or lending syndicates. The Series may participate in such syndications, or can buy a portion of the loans, becoming part lenders. Loans are often administered by agent banks acting as agents for all holders. The agent banks administer the terms of the loans, as specified in the loan agreements. In addition, the agent banks are normally responsible for the collection of principal and interest payments from the corporate borrowers and the apportionment of these payments to the credit of all institutions that are parties to the loan agreements. Unless, under the terms of the loans or other indebtedness, a Series has direct recourse against the corporate borrowers, the Series may have to rely on the agent banks or other financial intermediaries to apply appropriate credit remedies against corporate borrowers.

     K. Security Transactions:

Security transactions are accounted for on a trade date basis (the date the order to buy or sell is executed). Purchases of TBA, when-issued or delayed delivery securities may be settled a month or more after the trade date.

     L. Restricted and Illiquid Securities:

Each Series is permitted to invest in securities that are subject to legal or contractual restrictions on resale or are illiquid. Restricted securities generally may be resold in transactions exempt from registration. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at the current valuation may be difficult.

     M. Recent Accounting Pronouncements:

In September 2006, FASB issued its new Standard No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 is designed to unify guidance for the measurement of fair value of all types of assets, including financial instruments, and certain liabilities, throughout a number of accounting standards. FAS 157 also establishes a hierarchy for measuring fair value in generally accepted accounting principals and expands financial statement disclosures about fair value measurements that are relevant to mutual funds. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007.

Various inputs are used in determining the value of each Series’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

TRANSAMERICA PARTNERS PORTFOLIOS
NOTES TO PORTFOLIOS OF INVESTMENTS (Continued)
(Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risks associated with investing in those securities.

	Level 1	Level 2	Level 3
	Quoted	Other significant	Significant	Other Financial
Series	Prices	observable inputs	unobservable inputs	Instruments*

Money Market	$—	$1,198,166,342	$—	$—
High Quality	—	593,144,622	—	—
Inflation-Protected Securities	—	501,780,947	—	116,649
Core Bond	13,722,294	2,161,335,659	—	(389,839,424)
Total Return Bond	1,865,429	556,106,632	—	(343,640)
High Yield	8,335,664	553,096,212	—	—
Balanced	165,722,587	141,436,358	—	45,310
Large Value	2,608,904,840	175,964,702	—	—
Value	129,216,525	14,955,655	—	—
Large Core	512,853,054	36,269,579	—	3,858
Large Growth	1,901,658,836	193,985,749	—	5,174
Growth	341,396,710	41,448,564	—	—
Mid Value	866,436,017	135,148,808	—	—
Mid Growth	346,221,869	33,637,897	—	—
Small Value	220,456,159	67,815,743	—	—
Small Core	712,658,202	207,255,547	—	1,425
Small Growth	230,968,178	57,439,948	—	—
International Equity	2,146,965,147	181,979,481	—	(1,100,004)
*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments also include written options and short sales for Core Bond, Total Return Bond, and Balanced. All instruments shown as other financial instruments have been classified by management as Level 2 securities.

3. Securities Lending

Each Series may lend its securities to certain member firms of the New York Stock Exchange. The loans are collateralized at all times with cash or securities with a market value at least 102% for domestic securities and 105% for international securities of the market value of the securities on loan. Any deficiencies or excess of collateral must be delivered or transferred by the member firms no later than the close of business on the next business day. As with other extensions of credit, the Series may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially.

During the term of the loan, a Series receives payments from borrowers equivalent to the dividends, interest, and any other distributions that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral in accordance with investment guidelines contained in the Securities Lending Agreement. For loans secured by cash, each Series retains the interest on cash collateral investments but is required to pay the borrower a rebate for the use of the cash collateral. For loans secured by collateral other than cash, the borrower pays a securities loan fee to the lending agent.

TRANSAMERICA PARTNERS PORTFOLIOS
NOTES TO PORTFOLIOS OF INVESTMENTS (Continued)
(Unaudited)

3. Securities Lending (continued)

At March 31, 2008, the Series loaned securities having market values as follows:

	Market	Cash Collateral
Series	Value	Received

High Quality Bond	$19,544,803	$19,942,983
Core Bond	8,844,644	9,305,400
Total Return Bond	37,326,481	38,100,022
Balanced	6,109,594	6,353,438
Large Value	139,193,077	147,546,891
Value	8,136,340	8,732,227
Large Core	27,572,997	28,594,446
Large Growth	136,424,768	141,588,684
Growth	34,392,571	35,306,783
Mid Value	94,916,944	100,627,689
Mid Growth	30,091,604	31,080,525
Small Value	55,867,010	58,904,192
Small Core	179,418,804	188,577,950
Small Growth	52,290,302	54,921,729
International Equity	124,456,740	130,930,101

TRANSAMERICA PARTNERS PORTFOLIOS
NOTES TO PORTFOLIOS OF INVESTMENTS (Continued)
(Unaudited)

3. Securities Lending (continued)

Each Series has invested the cash collateral received from securities loaned in the following short-term securities:

	High		Total
	Quality	Core	Return		Large
	Bond	Bond	Bond	Balanced	Value	Value

Abbey National PLC, Time Deposit, 2.52%, 04/28/08	$983,757	$459,021	$1,879,416	$313,406	$7,278,265	$430,748
ABN Amro Bank NV, Time Deposit, 3.00%, 04/10/08	590,255	275,413	1,127,650	188,043	4,366,959	258,449
Bank Of Nova Scotia, Time Deposit, 3.10%, 04/03/08	196,751	91,804	375,883	62,681	1,455,653	86,149
Bank Of Nova Scotia, Time Deposit, 2.70%, 04/17/08	787,006	367,217	1,503,533	250,724	5,822,612	344,598
Bank Of Nova Scotia, Time Deposit, 2.62%, 04/25/08	649,280	302,954	1,240,415	206,848	4,803,655	284,293
Barclays Bank PLC, Time Deposit, 4.60%, 04/04/08	393,503	183,609	751,767	125,362	2,911,306	172,299
Barclays Bank PLC, Time Deposit, 3.05%, 04/22/08	491,879	229,510	939,708	156,703	3,639,133	215,373
Barclays Bank PLC, Time Deposit, 2.99%, 06/06/08	393,503	183,609	751,767	125,362	2,911,306	172,299
BNP Paribas, Time Deposit, 3.00%, 04/01/08	590,254	275,413	1,127,650	188,043	4,366,959	258,449
BNP Paribas, Time Deposit, 3.82%, 04/16/08	393,503	183,609	751,767	125,362	2,911,306	172,299
BNP Paribas, Time Deposit, 2.95%, 05/05/08	196,751	91,804	375,883	62,681	1,455,653	86,149
Calyon, Time Deposit, 3.02%, 04/04/08	393,503	183,609	751,767	125,362	2,911,306	172,299
Deutsche Bank, Time Deposit, 3.08%, 04/07/08	393,503	183,609	751,767	125,362	2,911,306	172,299
Fortis Bank, Time Deposit, 2.75%, 04/08/08	590,254	275,413	1,127,650	188,043	4,366,959	258,449
General Electric Capital Corp., Commercial Paper, 2.41%, 05/30/08	1,574,012	734,434	3,007,066	501,449	11,645,224	689,196
HBOS Halifax Bank of Scotland, Time Deposit, 3.02%, 05/12/08	295,127	137,706	563,825	94,022	2,183,479	129,224
HBOS Halifax Bank of Scotland, Time Deposit, 3.05%, 05/27/08	393,503	183,609	751,767	125,362	2,911,306	172,299
Lloyds TSB Bank, Time Deposit, 2.55%, 04/28/08	983,757	459,021	1,879,416	313,406	7,278,265	430,748
Rabobank Nederland, Time Deposit, 3.01%, 04/07/08	295,127	137,706	563,825	94,022	2,183,480	129,224
Rabobank Nederland, Time Deposit, 3.08%, 04/07/08	491,879	229,510	939,708	156,703	3,639,133	215,374
Rabobank Nederland, Time Deposit, 2.60%, 04/25/08	787,006	367,217	1,503,533	250,724	5,822,612	344,598
Reserve Primary Money Market Fund	590,254	275,413	1,127,650	188,043	4,366,959	258,449
Royal Bank of Canada, Time Deposit, 2.75%, 04/01/08	393,503	183,609	751,767	125,362	2,911,306	172,299
Royal Bank of Canada, Time Deposit, 2.60%, 04/28/08	655,182	305,708	1,251,691	208,728	4,847,325	286,878
Royal Bank of Canada, Time Deposit, 2.88%, 05/12/08	649,280	302,954	1,240,415	206,848	4,803,655	284,293
Royal Bank of Scotland, Time Deposit, 3.00%, 04/01/08	590,254	275,413	1,127,650	188,043	4,366,959	258,449
Royal Bank of Scotland, Time Deposit, 2.94%, 05/05/08	196,751	91,804	375,883	62,681	1,455,653	86,149
Royal Bank of Scotland, Time Deposit, 3.10%, 05/06/08	590,254	275,413	1,127,650	188,043	4,366,959	258,449
Royal Bank of Scotland, Time Deposit, 3.12%, 05/06/08	393,503	183,609	751,767	125,362	2,911,306	172,299
Societe Generale, Time Deposit, 3.12%, 04/03/08	295,127	137,706	563,825	94,022	2,183,480	129,224
Societe Generale, Time Deposit, 2.85%, 04/10/08	983,757	459,021	1,879,416	313,406	7,278,265	430,748
Svenska Handlesbanken, Time Deposit, 3.00%, 04/01/08	183,236	85,497	350,062	58,376	1,355,658	80,231
Svenska Handlesbanken, Time Deposit, 3.12%, 04/30/08	393,503	183,609	751,767	125,362	2,911,306	172,299
Toronto Dominion Bank, Time Deposit, 2.97%, 04/14/08	590,254	275,413	1,127,650	188,043	4,366,959	258,449
UBS AG, Time Deposit, 3.03%, 04/04/08	393,503	183,609	751,767	125,362	2,911,306	172,299
Wells Fargo & Company, Floating Rate Note, 2.53% (1), 04/30/08	1,180,509	550,825	2,255,299	376,087	8,733,918	516,897

	$19,942,983	$9,305,400	$38,100,022	$6,353,438	$147,546,891	$8,732,227

Information pertaining to the investment of the cash collateral is shown on each Series’ Portfolio of Investments.

(1)Variable Rate Security. The rate shown was in effect at March 31, 2008.

Large	Large		Mid	Mid	Small	Small	Small	International
Core	Growth	Growth	Value	Growth	Value	Core	Growth	Equity

$1,410,521	$6,984,356	$1,741,630	$4,963,812	$1,533,155	$2,905,655	$9,302,265	$2,709,206	$6,458,584
846,313	4,190,613	1,044,978	2,978,287	919,893	1,743,393	5,581,359	1,625,524	3,875,150
282,104	1,396,872	348,326	992,762	306,631	581,131	1,860,453	541,841	1,291,717
1,128,417	5,587,485	1,393,305	3,971,049	1,226,524	2,324,524	7,441,812	2,167,365	5,166,867
930,944	4,609,675	1,149,476	3,276,116	1,011,883	1,917,732	6,139,495	1,788,076	4,262,665

564,208	2,793,742	696,652	1,985,525	613,262	1,162,262	3,720,906	1,083,682	2,583,434
705,260	3,492,178	870,815	2,481,906	766,578	1,452,827	4,651,133	1,354,603	3,229,292
564,208	2,793,742	696,652	1,985,525	613,262	1,162,262	3,720,906	1,083,682	2,583,434
846,313	4,190,613	1,044,978	2,978,287	919,893	1,743,393	5,581,359	1,625,524	3,875,150
564,208	2,793,742	696,652	1,985,525	613,262	1,162,262	3,720,906	1,083,682	2,583,434
282,104	1,396,872	348,326	992,762	306,631	581,131	1,860,453	541,841	1,291,717
564,208	2,793,742	696,652	1,985,525	613,262	1,162,262	3,720,906	1,083,682	2,583,434
564,208	2,793,742	696,652	1,985,525	613,262	1,162,262	3,720,906	1,083,682	2,583,434
846,313	4,190,613	1,044,978	2,978,287	919,893	1,743,393	5,581,359	1,625,524	3,875,150
2,256,833	11,174,969	2,786,609	7,942,099	2,453,049	4,649,047	14,883,624	4,334,729	10,333,734
423,156	2,095,307	522,489	1,489,144	459,947	871,696	2,790,680	812,762	1,937,575
564,208	2,793,742	696,652	1,985,525	613,262	1,162,262	3,720,906	1,083,682	2,583,434
1,410,521	6,984,356	1,741,630	4,963,812	1,533,155	2,905,655	9,302,265	2,709,206	6,458,584
423,156	2,095,307	522,489	1,489,143	459,947	871,696	2,790,680	812,762	1,937,575
705,260	3,492,178	870,815	2,481,906	766,578	1,452,827	4,651,133	1,354,603	3,229,292
1,128,417	5,587,485	1,393,305	3,971,049	1,226,524	2,324,524	7,441,812	2,167,364	5,166,867
846,313	4,190,613	1,044,978	2,978,287	919,893	1,743,393	5,581,359	1,625,524	3,875,150
564,208	2,793,742	696,652	1,985,525	613,262	1,162,262	3,720,906	1,083,682	2,583,434
939,407	4,651,581	1,159,926	3,305,898	1,021,082	1,935,166	6,195,309	1,804,331	4,301,417
930,944	4,609,675	1,149,476	3,276,116	1,011,883	1,917,732	6,139,495	1,788,076	4,262,665
846,313	4,190,613	1,044,978	2,978,287	919,893	1,743,393	5,581,359	1,625,524	3,875,150
282,104	1,396,872	348,326	992,762	306,631	581,131	1,860,453	541,841	1,291,717
846,313	4,190,613	1,044,978	2,978,287	919,893	1,743,393	5,581,359	1,625,524	3,875,150
564,208	2,793,742	696,652	1,985,525	613,262	1,162,262	3,720,906	1,083,682	2,583,434
423,156	2,095,307	522,489	1,489,143	459,947	871,696	2,790,680	812,762	1,937,575
1,410,521	6,984,356	1,741,630	4,963,812	1,533,155	2,905,654	9,302,265	2,709,206	6,458,584
262,725	1,300,915	324,399	924,565	285,568	541,211	1,732,651	504,620	1,202,983
564,208	2,793,742	696,652	1,985,525	613,262	1,162,262	3,720,906	1,083,682	2,583,434
846,313	4,190,613	1,044,978	2,978,287	919,893	1,743,393	5,581,359	1,625,524	3,875,150
564,208	2,793,742	696,652	1,985,525	613,262	1,162,262	3,720,906	1,083,682	2,583,434
1,692,625	8,381,227	2,089,956	5,956,574	1,839,786	3,486,786	11,162,719	3,251,047	7,750,301

$28,594,446	$141,588,684	$35,306,783	$100,627,689	$31,080,525	$58,904,192	$188,577,950	$54,921,729	$130,930,101

TRANSAMERICA PARTNERS PORTFOLIOS
NOTES TO PORTFOLIOS OF INVESTMENTS (Continued)
(Unaudited)

4. Foreign Currency Forward, Spot and Cross Currency Contracts

At March 31, 2008, the Inflation-Protected Securities Series, Core Bond Series, Total Return Bond Series, Balanced Series, Large Growth Series, and International Equity Series had entered into foreign currency forward, spot and cross currency contracts which contractually obligate each portfolio to deliver/receive currency at specified future dates. The open contracts were as follows:

					Net Unrealized
	Foreign	In Exchange	Settlement	Value	Appreciation/
	Currency	For	Date	At 03/31/08	(Depreciation)

Inflation-Protected Securities
Purchase Contracts:
British Pound Sterling	22,700	$45,155	04/01/08	$45,052	$(103)
Canadian Dollar	18,803	18,469	04/01/08	18,318	(151)
Euro	53,907	84,950	04/01/08	85,106	156

Total					$(98)

Sale Contracts:
Euro	164,905	$241,751	04/23/08	$260,157	$(18,406)

Core Bond
Purchase Contracts:
Euro	906,517	$1,428,535	04/01/08	$1,431,164	$2,629

Sale Contracts:
Euro	1,866,426	$2,736,181	04/23/08	$2,944,504	$(208,323)
Euro	3,605,000	5,219,229	04/23/08	5,687,306	(468,077)
New Zealand Dollar	5,441,000	4,116,116	04/23/08	4,261,794	(145,678)

Total					$(822,078)

Total Return Bond
Sale Contracts:
British Pound Sterling	999,000	$1,973,325	05/07/08	$1,977,556	$(4,231)
Euro	2,542,619	3,744,260	05/07/08	4,009,011	(264,751)

Total					$(268,982)

Balanced
Sale Contracts:
British Pound Sterling	555,000	$1,096,291	05/07/08	$1,098,642	$(2,351)
Euro	1,040,391	1,532,080	05/07/08	1,640,411	(108,331)

Total					$(110,682)

TRANSAMERICA PARTNERS PORTFOLIOS
NOTES TO PORTFOLIOS OF INVESTMENTS (Continued)
(Unaudited)

4. Foreign Currency Forward, Spot and Cross Currency Contracts (continued)

					Net Unrealized
	Foreign	In Exchange	Settlement	Value	Appreciation/
	Currency	For	Date	At 03/31/08	(Depreciation)

Large Growth
Sale Contracts:
British Pound Sterling	12,497	$25,035	04/01/08	$24,802	$233
British Pound Sterling	163,481	325,548	04/02/08	324,453	1,095
British Pound Sterling	347,688	689,339	04/03/08	689,981	(642)
Euro	15,835	24,976	04/02/08	24,999	(23)
Euro	18,367	29,001	04/03/08	28,995	6
Japanese Yen	132,761,215	1,336,379	04/01/08	1,331,874	4,505

Total					$5,174

International Equity
Purchase Contracts:
Australian Dollar	461,228	$425,201	04/01/08	$421,516	$(3,685)
British Pound Sterling	2,130,493	4,267,996	04/01/08	4,228,283	(39,713)
British Pound Sterling	1,067,626	2,126,017	04/02/08	2,118,864	(7,153)
Euro	2,769,840	4,365,738	04/01/08	4,372,884	7,146
Euro	795,347	1,254,501	04/01/08	1,255,654	1,153
Euro	2,271,941	3,583,487	04/02/08	3,586,827	3,340
Euro	13,083,000	20,501,885	06/05/08	20,597,509	95,624
Euro	13,148,000	20,833,519	06/05/08	20,699,843	(133,676)
Hong Kong Dollar	15,893,573	2,042,534	04/01/08	2,042,180	(354)
New Zealand Dollar	30,793	24,529	04/02/08	24,210	(319)

Total					$(77,637)

Sale Contracts:
British Pound Sterling	2,307,427	$4,574,847	04/03/08	$4,579,104	$(4,257)
Danish Krone	3,276,436	693,726	04/01/08	693,660	66
Danish Krone	3,523,082	744,255	04/02/08	745,878	(1,623)
Danish Krone	3,581,173	758,161	04/03/08	758,147	14
Euro	60,685	95,888	04/01/08	95,806	82
Euro	15,524	24,528	04/02/08	24,509	19
Euro	293,887	464,048	04/03/08	463,959	89
Euro	13,116,000	20,156,800	06/05/08	20,649,463	(492,663)
Euro	13,115,000	20,142,148	06/05/08	20,647,889	(505,741)
Japanese Yen	418,770,365	4,198,830	04/03/08	4,201,417	(2,587)
Swiss Franc	423,482	425,611	04/01/08	426,425	(814)
South African Rand	16,484,986	2,047,417	04/01/08	2,032,674	14,743
South African Rand	4,994,181	618,536	04/02/08	615,805	2,731

Total					$(989,941)

TRANSAMERICA PARTNERS PORTFOLIOS
NOTES TO PORTFOLIOS OF INVESTMENTS (Continued)
(Unaudited)

4. Foreign Currency Forward, Spot and Cross Currency Contracts (continued)

International Equity (continued)

				Net Unrealized
	Settlement	Purchase	Sale Current	Appreciation/
	Date	Current Value	Value	(Depreciation)

Foreign Cross Currency Contracts:
Purchase/Sale
Canadian Dollar/Australian Dollar	04/02/08	$1,879,354	$1,883,733	$(4,379)
Japanese Yen/Euro	04/01/08	5,084,560	5,112,607	(28,047)

Total				$(32,426)

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Transamerica Financial Life Insurance Company
4 Manhattanville Road
Purchase, NY 10577

May 08

Item 2. Controls and Procedures.
(a) Based on an evaluation of the Disclosure Controls and Procedures of Transamerica Asset Allocation Variable Funds (the “Funds”) as of a date within 90 days of the filing date of this report, the Funds’ President & Chief Executive Officer and Principal Financial Officer have concluded that the Funds’ Disclosure Controls and Procedures are effectively designed to ensure that information required to be disclosed in this report is recorded, processed, summarized, and reported within required time periods, and accumulated and communicated to the Funds’ management, including the Funds’ President & Chief Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.
(b) During the quarter ended March 31, 2008, there has been no change in the Funds’ internal control over financial reporting that has materially affected, or that is reasonably likely to materially affect, the Funds’ internal control over financial reporting.
ITEM 3. Exhibits.
The certifications of the President & Chief Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as Form N-Q Certifications.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TRANSAMERICA ASSET ALLOCATION VARIABLE FUNDS
By:	/s/ Joseph P. Carusone
Joseph P. Carusone
Principal Financial Officer

Date: May 29, 2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John K. Carter
John K. Carter
Chief Executive Officer

Date: May 29, 2008

By:	/s/ Joseph P. Carusone
Joseph P. Carusone
Principal Financial Officer

Date: May 29, 2008